1933 Act Registration No. 33-16905
                                              1940 Act Registration No. 811-5309

     As filed with the Securities and Exchange Commission on April 15, 1998

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [X]

                          Pre-Effective Amendment No.___   [ ]
                       Post-Effective Amendment No. 36     [X]

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940           [X]

                                Amendment No. 37

                      FIRST AMERICAN INVESTMENT FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)

                            OAKS, PENNSYLVANIA 19456
               (Address of Principal Executive Offices) (Zip Code)

                                 (610) 676-1924
              (Registrant's Telephone Number, including Area Code)

                                 KATHRYN STANTON
              C/O SEI INVESTMENTS COMPANY, OAKS, PENNSYLVANIA 19456
                     (Name and Address of Agent for Service)

                                   COPIES TO:
           Kathryn Stanton, Esq.                   Michael J. Radmer, Esq.
          SEI Investments Company                    James D. Alt, Esq.
         Oaks, Pennsylvania 19456                   Dorsey & Whitney LLP
                                                   220 South Sixth Street
                                                Minneapolis, Minnesota 55402

         It is proposed that this filing shall become effective (check appropriate box):

     [ ]  immediately upon filing pursuant to paragraph (b) of rule 485
     [ ]  on January 31, 1998 pursuant to paragraph (b) of rule 485
     [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485
     [X]  75 days after filing pursuant to paragraph (a)(2) of Rule 485
     [ ]  on January 31, 1995 pursuant to paragraph (a)(2) of Rule 485

Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. A Rule 24f-2 Notice was filed with the Securities and Exchange Commission on December 9, 1997.

================================================================================

                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                         POST-EFFECTIVE AMENDMENT NO. 36
              CROSS REFERENCE SHEET FOR ITEMS REQUIRED BY FORM N-1A

         NOTE:

         PART A of this Registration Statement consists of the following documents:

         (1) Class A and Class B Shares Prospectus relating to the following funds (the "Funds"): Mid Cap Growth Fund, Emerging Markets Fund, Adjustable Rate Mortgage Securities Fund, Tax Free Fund and Minnesota Tax Free Fund.

         (2)      Class Y Shares Prospectus relating to the Funds.

         (3) Class A and Class B Shares Prospectus relating to Strategic Income Fund.

         (4)      Class Y Shares Prospectus relating to Strategic Income Fund.

         PART B of this Registration Statement consists of one Statement of Additional Information which relates to all four Prospectuses listed above.

                       CROSS REFERENCE SHEET FOR THE FUNDS

ITEM NUMBER OF FORM N-1A

PART A     CAPTION IN PROSPECTUS

CLASS A AND CLASS B SHARES PROSPECTUS

     1     Cover Page
     2     Fees and Expenses
     3     Not Applicable
     4     The Funds; Investment Objectives and Policies; Special Investment
           Methods
     5     Management; Distributor
     5A    Not Applicable
     6 Fund Shares; Investing in the Funds; Income Taxes; Tax-Exempt vs. Taxable Income
     7     Distributor; Investing in the Funds; Determining the Price of Shares
     8     Redeeming Shares
     9     Not Applicable

CLASS Y SHARES PROSPECTUS

     1     Cover Page
     2     Fees and Expenses
     3     Not Applicable
     4     The Funds; Investment Objectives and Policies; Special Investment
           Methods
     5A    Not Applicable
     5     Management; Distributor
     6 Fund Shares; Purchases and Redemptions of Shares; Federal Income Taxes; Tax-Exempt vs. Taxable Income
     7     Distributor; Purchases and Redemptions of Shares
     8     Purchases and Redemptions of Shares
     9     Not Applicable

           CAPTION IN COMBINED STATEMENT
PART B     OF ADDITIONAL INFORMATION

     10    Cover Page
     11    Table of Contents
     12    General Information
     13 Additional Information Concerning Fund Investments; Investment Restrictions
     14    Directors and Executive Officers
     15    Capital Stock
     16    Investment Advisory and Other Services
     17    Portfolio Transactions and Allocation of Brokerage
     18    Not Applicable
     19    Net Asset Value and Public Offering Price
     20    Taxation
     21    Investment Advisory and Other Services
     22    Fund Performance
     23    Not Applicable

                 CROSS REFERENCE SHEET FOR STRATEGIC INCOME FUND

ITEM NUMBER OF FORM N-1A

PART A     CAPTION IN PROSPECTUS

CLASS A AND CLASS B SHARES PROSPECTUS

     1     Cover Page
     2     Fees and Expenses
     3     Not Applicable
     4     The Fund; Investment Objectives and Policies; Special Investment
           Methods
     5     Management; Distributor
     5A    Not Applicable
     6     Fund Shares; Investing in the Funds; Federal Income Taxes
     7     Distributor; Investing in the Fund; Determining the Price of Shares
     8     Redeeming Shares
     9     Not Applicable

CLASS Y SHARES PROSPECTUS

     1     Cover Page
     2     Fees and Expenses
     3     Not Applicable
     4     The Fund; Investment Objectives and Policies; Special Investment
           Methods
     5A    Not Applicable
     5     Management; Distributor
     6     Fund Shares; Purchases and Redemptions of Shares; Federal Income
           Taxes
     7     Distributor; Purchases and Redemptions of Shares
     8     Purchases and Redemptions of Shares
     9     Not Applicable

           CAPTION IN COMBINED STATEMENT
PART B     OF ADDITIONAL INFORMATION

     10    Cover Page
     11    Table of Contents
     12    General Information
     13 Additional Information Concerning Fund Investments; Investment Restrictions
     14    Directors and Executive Officers
     15    Capital Stock
     16    Investment Advisory and Other Services
     17    Portfolio Transactions and Allocation of Brokerage
     18    Not Applicable
     19    Net Asset Value and Public Offering Price
     20    Taxation
     21    Investment Advisory and Other Services
     22    Fund Performance
     23    Not Applicable

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION AND AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.


                      , 1998


CLASS A AND CLASS B SHARES

Mid Cap
Growth Fund

Emerging
Markets Fund

Adjustable Rate
Mortgage Securities Fund

Tax Free Fund

Minnesota
Tax Free Fund


                 FIRST AMERICAN
                             INVESTMENT FUNDS, INC.

                 PROSPECTUS

                     Subject to Completion -- April 15, 1998

          [LOGO]
          FIRST AMERICAN
               THE POWER OF DISCIPLINED INVESTING (R)

        TABLE OF CONTENTS


Summary                                      2
 ...............................................
Fees and Expenses                            5
 ...............................................
The Funds                                    8
 ...............................................
Investment Objectives and Policies           8
 ...............................................
Management                                  15
 ...............................................
Distributor                                 20
 ...............................................
Investing in the Funds                      21
 ...............................................
Redeeming Shares                            29
 ...............................................
Determining the Price of Shares             31
 ...............................................
Income Taxes                                32
 ...............................................
Tax-Exempt vs. Taxable Income               35
 ...............................................
Fund Shares                                 35
 ...............................................
Calculation of Performance Data             36
 ...............................................
Special Investment Methods                  37
 ...............................................
Information Concerning Compensation Paid
to U.S. Bank National Association, U.S. Bank
Trust National Association and Other
Affiliates                                  49
 ...............................................

FIRST AMERICAN INVESTMENT FUNDS, INC.

 CLASS A AND CLASS B
 SHARES PROSPECTUS

    The shares described in this Prospectus represent interests in First American Investment Funds, Inc., which consists of mutual funds with several different investment portfolios and objectives. This Prospectus relates to the Class A Shares of the following funds (the "Funds"):

    *   MID CAP GROWTH FUND

    *   EMERGING MARKETS FUND

    *   ADJUSTABLE RATE MORTGAGE SECURITIES FUND

    *   TAX FREE FUND

    *   MINNESOTA TAX FREE FUND

    This Prospectus also relates to the Class B Shares of Mid Cap Growth Fund and Emerging Markets Fund.

    SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, INCLUDING U.S. BANK NATIONAL ASSOCIATION AND ANY OF ITS AFFILIATES, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, DUE TO FLUCTUATIONS IN EACH FUND'S NET ASSET VALUE.

    This Prospectus concisely sets forth information about the Funds that a prospective investor should know before investing. It should be read and retained for future reference.

    A Statement of Additional Information dated _______________, 1998 for the Funds has been filed with the Securities and Exchange Commission ("SEC") and is incorporated in its entirety by reference in this Prospectus. To obtain copies of the Statement of Additional Information at no charge, or to obtain other information or make inquiries about the Funds, call (800) 637-2548 or write SEI Investments Distribution Co., Oaks, Pennsylvania 19456. The SEC maintains a World Wide Web site that contains reports and information regarding issuers that file electronically with the SEC. The address of such site is "http://www.sec.gov."


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRE- SENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    The date of this Prospectus is _________, 1998.

 SUMMARY

    First American Investment Funds, Inc. ("FAIF") is an open-end investment company which offers shares in several different mutual funds. This Prospectus provides information with respect to the Class A Shares of the following funds (the "Funds"). It also relates to the Class B Shares of Mid Cap Growth Fund and Emerging Markets Fund.

    MID CAP GROWTH FUND has an objective of growth of capital. Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of mid-capitalization companies (those with market capitalizations from $1 billion to $5 billion at the time of purchase) that, in the Fund's adviser's opinion, exhibit outstanding potential for superior growth based on a combination of factors such as above average growth in revenue and earnings, strong management and sound and improving financial condition.

    EMERGING MARKETS FUND has an objective of long-term growth of capital. Under normal market conditions, the Fund invests at least 65% of its total assets in an internationally diversified portfolio of equity securities which trade in emerging markets.

    ADJUSTABLE RATE MORTGAGE SECURITIES FUND has an objective of providing current income while attempting to provide a high degree of principal stability. Under normal market conditions, the Fund will invest at least 65% of its total assets in mortgage-related securities having adjustable interest rates which reset at periodic intervals.

    TAX FREE FUND has an objective of providing maximum current income which is exempt from federal taxation to the extent consistent with prudent investment risk. Under normal market conditions, the Fund will invest at least 80% of its net assets in municipal obligations, the interest on which is, exempt from federal income tax. No more than 20% of the securities owned by this Fund will generate income that is subject to the federal alternative minimum tax. Under normal market conditions, the weighted average maturity of the securities held by this Fund will range from 15 to 25 years.

    MINNESOTA TAX FREE FUND has an objective of providing maximum current income which is exempt from both federal income tax and Minnesota state income tax to the extent consistent with prudent investment risk. Under normal market conditions, this Fund invests at least 80% of its net assets in municipal obligations, the interest on which is exempt from federal and Minnesota income tax. No more than 20% of the securities owned by this Fund will generate income that is subject to the federal or the Minnesota alternative minimum tax. Under normal market conditions, the weighted average maturity of the securities held by this Fund will range from 15 to 25 years.

    INVESTMENT ADVISER. U.S. Bank National Association (the "Adviser" or "U.S. Bank") serves as investment adviser to each of the Funds through its First American Asset Management group. Marvin & Palmer Associates, Inc. (the "Sub-Adviser") serves as sub-adviser to Emerging Markets Fund. See "Management."

    DISTRIBUTOR; ADMINISTRATOR. SEI Investments Distribution Co. (the "Distributor") serves as the distributor of the Funds' shares. SEI Investments Management Corporation (the "Administrator") serves as the administrator of the Funds. See "Management" and "Distributor."

    OFFERING PRICES. Class A Shares of the Funds are sold at net asset value plus a maximum sales charge of 4.50%, in the case of Mid Cap Growth Fund and Emerging Markets Fund; 3.00%, in the case of Tax Free Fund and Minnesota Tax Free Fund; and 2.00% in the case of Adjustable Rate Mortgage Securities Fund. These sales charges are reduced on purchases of $50,000 or more. Purchases of $1 million or more of Class A Shares are not subject to an initial sales charge, but the Distributor and certain securities firms, financial institutions (including, without limitation, banks) and other industry professionals may receive a commission of up to 1.00% on such sales.

    Redemptions of Class A Shares within 24 months following such purchases will be subject to a contingent deferred sales charge of up to 1.00%. Class A Shares of the Funds otherwise are redeemed at net asset value without any additional charge. Class A Shares of each Fund are subject to a shareholder servicing fee computed at an annual rate of 0.25% of the average daily net assets of that class. See "Investing in the Funds -- Class A Share Price and Sales Charge."

    Class B Shares of Mid Cap Growth Fund and Emerging Markets Fund are sold at net asset value without an initial sales charge. Class B Shares of such Funds are subject to Rule 12b-1 distribution and shareholder servicing fees computed at an annual rate totaling 1.00% of the average daily net assets of that class. If Class B Shares are redeemed within six years after purchase, they are subject to a contingent deferred sales charge declining from 5.00% in the first year to zero after six years. Class B Shares automatically convert into Class A Shares approximately eight years after purchase. See "Investing in the Funds -- Alternative Sales Charge Options."

    MINIMUM INITIAL AND SUBSEQUENT INVESTMENTS. The minimum initial investment is $1,000 ($250 for IRAs) for each Fund. Subsequent investments must be $100 or more. Regular investment in the Funds is simplified through the Systematic Investment Program through which monthly purchases of $100 or more are possible. See "Investing in the Funds -- Minimum Investment Required" and "-- Systematic Investment Program."

    EXCHANGES. Shares of any Fund may be exchanged for the same class of shares of other funds in the First American family of funds at the shares' respective net asset values with no additional charge. See "Investing in the Funds -- Exchange Privilege."

    REDEMPTIONS. Shares of each Fund may be redeemed at any time at their net asset value next determined after receipt of a redemption request by the Funds' transfer agent, less any applicable contingent deferred sales charge. Each Fund may, upon 60 days written notice, redeem an account if the account's net asset value falls below $500. See "Investing in the Funds" and "Redeeming Shares."

    RISKS TO CONSIDER. Mid Cap Growth Fund and Emerging Markets Fund are subject to the risk of generally adverse equity markets. Investors also should recognize that market prices of equity securities generally, and of particular companies' equity securities, frequently are subject to greater volatility than prices of fixed income securities. Because Mid Cap Growth Fund and Emerging Markets Fund are actively managed, their performance will reflect in part the ability of the Adviser or Sub-Adviser to select securities which are suited to achieving their investment objectives. Due to their active management, these Funds could underperform other mutual funds with similar investment objectives or the market generally. In addition, (i) Mid Cap Growth Fund and Emerging Markets Fund are subject to risks associated with investing in mid- and small-capitalization companies; (ii) Emerging Markets Fund is subject to the risks associated with investing in foreign securities and to currency risk; (iii) Mid Cap Growth Fund may invest specified portions of its assets in securities of foreign issuers which are listed on a United States stock exchange or represented by American Depositary Receipts; and (iv) certain Funds may invest (but not for speculative purposes) in stock index futures contracts, options on stock indices and options on stock index futures.

    Adjustable Rate Mortgage Securities Fund, Tax Free Fund and Minnesota Tax Free Fund are subject to (i) interest rate risk (the risk that increases in market interest rates will cause declines in the value of debt securities or mortgage-related securities held by a Fund); (ii) credit risk (the risk that the issuers of debt securities or mortgage-related securities held by a Fund default in making required payments); and (iii) call or prepayment risk (the risk that a borrower may exercise the right to prepay a debt obligation before its stated maturity, requiring a Fund to reinvest the prepayment at a lower interest rate). Adjustable Rate Mortgage Securities Fund endeavors to limit interest rate risk and prepayment risk by investing primarily in mortgage-related securities which have adjustable interest rates. Adjustable Rate Mortgage Securities Fund is also subject to extension risk. That is, rising interest rates could cause homeowners to prepay their mortgages more slowly than expected, and in effect convert a short-or medium-duration mortgage-related security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline.

    In addition, the value of municipal obligations held by Tax Free Fund and Minnesota Tax Free Fund may be adversely affected by local political and economic conditions and developments in the states and political subdivisions which issue the obligations. Investors should note in this regard that Minnesota Tax Free Fund invests principally in municipal obligations of issuers located only in Minnesota. Adjustable Rate Mortgage Securities Fund, Tax Free Fund and Minnesota Tax Free Fund also may, in order to attempt to reduce risk, invest in exchange traded interest rate futures contracts, interest rate index futures contracts, traded put and call options on interest rate futures contracts and on interest rate indices. See "Investment Objectives and Policies -- Risks to Consider" and "Special Investment Methods."

    SHAREHOLDER INQUIRIES. Any questions or communications regarding the Funds or a shareholder account should be directed to the Distributor by calling
    (800) 637-2548, or to the financial institution which holds shares on an investor's behalf.

 FEES AND EXPENSES

  -----------------------------------------------------------------------------
  CLASS A SHARE FEES AND EXPENSES

                                                                   ADJUSTABLE RATE
                                              MID CAP    EMERGING         MORTGAGE               MINNESOTA
                                               GROWTH     MARKETS       SECURITIES   TAX FREE     TAX FREE
                                                 FUND        FUND             FUND       FUND         FUND
=============================================================================================================
 SHAREHOLDER TRANSACTION
 EXPENSES
 Maximum sales load imposed on purchases
 (as a percentage of offering price)(1)        4.50%       4.50%           2.00%        3.00%        3.00%
 Maximum sales load imposed on reinvested
 dividends                                     None        None            None         None         None
 Deferred sales load                           None        None            None         None         None
 Redemption fees                               None        None            None         None         None
 Exchange fees                                 None        None            None         None         None
=============================================================================================================
 ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
 Investment advisory fees (after voluntary
 fee waivers)(2)                               0.70%       0.70%           0.40%        0.63%        0.52%
 Rule 12b-1 fees
 (after voluntary fee waivers)(2)              0.25%(3)    0.25%(3)        0.15%(3)     0.25%(3)     0.25%(3)
 Other expenses                                0.17%       0.75%           0.25%        0.22%        0.18%
 Total fund operating expenses
 (after voluntary fee waivers)(2)              1.12%       1.70%           0.80%        1.10%        0.95%
=============================================================================================================

 EXAMPLE(3)

 You would pay the following expenses on a $1,000 investment, assuming (i) the maximum applicable sales charge for all funds; (ii) a 5% annual return; and
 (iii) redemption at the end of each time period:

  1 year                                      $  56       $  62           $  28        $  41        $  39
  3 years                                     $  79       $  96           $  45        $  64        $  59


(1) THE RULES OF THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THAT THE MAXIMUM SALES CHARGE BE REFLECTED IN THE ABOVE TABLE. HOWEVER, CERTAIN INVESTORS MAY QUALIFY FOR REDUCED SALES CHARGES. PURCHASES OF $1 MILLION OR MORE OF CLASS A SHARES ARE NOT SUBJECT TO AN INITIAL SALES CHARGE, BUT THE DISTRIBUTOR AND CERTAIN SECURITIES FIRMS, FINANCIAL INSTITUTIONS (INCLUDING, WITHOUT LIMITATION, BANKS) AND OTHER INDUSTRY PROFESSIONALS MAY RECEIVE A COMMISSION OF UP TO 1.00% ON SUCH SALES. IN ADDITION, A CONTINGENT DEFERRED SALES CHARGE OF UP TO 1.00% MAY BE IMPOSED ON SUCH PURCHASES IN THE EVENT OF REDEMPTION WITHIN 24 MONTHS FOLLOWING THE DATE OF THE APPLICABLE PURCHASE. SEE "INVESTING IN THE FUNDS -- CLASS A SHARE PRICE AND SALES CHARGE."

(2) THE ADVISER INTENDS TO WAIVE A PORTION OF ITS FEES ON A VOLUNTARY BASIS, AND THE AMOUNTS SHOWN REFLECT THESE WAIVERS AS OF THE DATE OF THIS PROSPECTUS. THE ADVISER INTENDS TO MAINTAIN SUCH WAIVERS IN EFFECT FOR THE CURRENT FISCAL YEAR BUT RESERVES THE RIGHT TO DISCONTINUE SUCH WAIVERS AT ANY TIME IN ITS SOLE DISCRETION, NOTWITHSTANDING THE FOREGOING, THE ADVISER WILL MAINTAIN SUCH WAIVERS FOR THE FUNDS AT LEAST THROUGH JULY 31, 2000 SO THAT THE TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 1.23% FOR MID CAP GROWTH FUND, 2.00% FOR EMERGING MARKETS FUND, 0.81% FOR ADJUSTABLE RATE MORTGAGE SECURITIES FUND, 1.11% FOR TAX FREE FUND, AND 0.95% FOR MINNESOTA TAX FREE FUND. ABSENT ANY FEE WAIVERS, INVESTMENT ADVISORY FEES FOR EACH FUND AS AN ANNUALIZED PERCENTAGE OF AVERAGE DAILY NET ASSETS WOULD BE 0.70%, EXCEPT, IN THE CASE OF EMERGING MARKETS FUND, 1.25%; RULE 12b-1 FEES CALCULATED ON SUCH BASIS WOULD BE 0.25%; AND TOTAL FUND OPERATING EXPENSES CALCULATED ON SUCH BASIS WOULD BE 1.12% FOR MID CAP GROWTH FUND, 2.25% FOR EMERGING MARKETS FUND, 1.20% FOR ADJUSTABLE RATE MORTGAGE SECURITIES FUND, 1.17% FOR TAX FREE FUND AND 1.13% FOR MINNESOTA TAX FREE FUND. "OTHER EXPENSES" INCLUDES AN ADMINISTRATION FEE.

(3) ALL OF THIS AMOUNT IS DESIGNATED AS A SHAREHOLDER SERVICING FEE AND NONE AS A DISTRIBUTION FEE.

(4) ABSENT THE FEE WAIVERS REFERRED TO IN (2) ABOVE, THE DOLLAR AMOUNTS FOR THE 1 AND 3-YEAR PERIODS WOULD BE AS FOLLOWS: MID CAP GROWTH FUND, $56 AND $79; EMERGING MARKETS FUND, $67 AND $112; ADJUSTABLE RATE MORTGAGE SECURITIES FUND, $32 AND $57; TAX FREE FUND, $42 AND $66; AND MINNESOTA TAX FREE FUND, $41 AND $65.

 FEES AND EXPENSES

--------------------------------------------------------------------------------
CLASS B SHARE FEES AND EXPENSES

                                                              MID CAP         EMERGING
                                                               GROWTH          MARKETS
                                                                 FUND             FUND
=======================================================================================
 SHAREHOLDER TRANSACTION EXPENSES
 Maximum sales load imposed on purchases (as a
 percentage of offering price)(1)                                None            None
 Maximum sales load imposed on reinvested dividends              None            None
 Deferred sales load                                             5.00%           5.00%
 Redemption fees                                                 None            None
 Exchange fees                                                   None            None
=======================================================================================
 ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
 Investment advisory fees (after voluntary fee waivers)(1)       0.70%           0.70%
 Rule 12b-1 fees(2)                                              1.00%           1.00%
 Other expenses                                                  0.17%           0.75%
 Total fund operating expenses
 (after voluntary fee waivers)(1)                                1.87%           2.45%
=======================================================================================
 EXAMPLE(3)

 You would pay the following expenses on a $1,000 investment, assuming (i) the maximum applicable sales charge for all funds; (ii) a 5% annual return; and
 (iii) redemption at the end of each time period:

  1 year                                                        $  69           $  75
  3 years                                                       $  99           $ 116
=======================================================================================
 ASSUMING NO REDEMPTION(4)

 You would pay the following exepnses on the same investment, assuming no redemption:

  1 year                                                        $  19           $  25
  3 years                                                       $  59           $  76
=======================================================================================


(1) THE ADVISER INTENDS TO WAIVE A PORTION OF ITS FEES ON A VOLUNTARY BASIS, AND THE AMOUNTS SHOWN REFLECT THESE WAIVERS AS OF THE DATE OF THIS PROSPECTUS. THE ADVISER INTENDS TO MAINTAIN SUCH WAIVERS IN EFFECT FOR THE CURRENT FISCAL YEAR BUT RESERVES THE RIGHT TO DISCONTINUE SUCH WAIVERS AT ANY TIME IN ITS SOLE DISCRETION. ABSENT ANY FEE WAIVERS, INVESTMENT ADVISORY FEES FOR MID CAP GROWTH FUND AS AN ANNUALIZED PERCENTAGE OF AVERAGE DAILY NET ASSETS WOULD BE 0.70%, AND FOR EMERGING MARKETS FUND, 1.25%; AND TOTAL FUND OPERATING EXPENSE CALCULATED ON SUCH BASIS WOULD BE 1.87% FOR MID CAP GROWTH FUND AND 3.00% FOR EMERGING MARKETS FUND. "OTHER EXPENSES" INCLUDES AN ADMINISTRATION FEE.

(2) OF THIS AMOUNT, 0.25% IS DESIGNATED AS A SHAREHOLDER SERVICING FEE AND 0.75% AS A DISTRIBUTION FEE.

(3) ABSENT THE FEE WAIVERS REFERRED TO IN (1) ABOVE, THE DOLLAR AMOUNTS FOR THE 1 AND 3-YEAR PERIODS WOULD BE AS FOLLOWS: MID CAP GROWTH FUND, $69 AND $99; AND EMERGING MARKETS FUND, $80 AND $133.

(4) ABSENT THE FEE WAIVER REFERRED TO IN (1) ABOVE (ASSUMING NO REDEMPTION), THE DOLLAR AMOUNTS FOR THE 1 AND 3-YEAR PERIODS WOULD BE AS FOLLOWS: MID CAP GROWTH FUND, $19 AND $59; AND EMERGING MARKETS FUND, $30 AND $93.

    ---------------------------------------------------------------------------
    INFORMATION CONCERNING FEES AND EXPENSES

    The purpose of the preceding tables is to assist the investor in understanding the various costs and expenses that an investor in a Fund may bear directly or indirectly. THE EXAMPLES CONTAINED IN THE TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

 THE FUNDS

    FAIF is an open-end management investment company which offers shares in several different mutual funds (collectively, the "FAIF Funds"), each of which evidences an interest in a separate and distinct investment portfolio. Shareholders may purchase shares in each FAIF Fund through several separate classes which provide for variations in distribution costs, shareholder servicing fees, voting rights and dividends. Except for these differences among classes, each share of each FAIF Fund represents an undivided proportionate interest in that Fund. FAIF is incorporated under the laws of the State of Maryland, and its principal offices are located at Oaks, Pennsylvania 19456.

    This Prospectus relates to the Class A Shares of the Funds named on the cover hereof. In addition, this Prospectus also relates to the Class B Shares of Mid Cap Growth Fund and Emerging Markets Fund. Information regarding the Class Y Shares of these Funds and regarding the Class A, Class B and Class Y Shares of the other FAIF Funds is contained in separate prospectuses that may be obtained from FAIF's Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling (800) 637-2548. The Board of Directors of FAIF may authorize additional series or classes of common stock in the future.


 INVESTMENT OBJECTIVES
 AND POLICIES

    This section describes the investment objectives and policies of the Funds. There is no assurance that any of these objectives will be achieved. The Funds' investment objectives are not fundamental and therefore may be changed without a vote of shareholders. Such changes could result in a Fund having investment objectives different from those which shareholders considered appropriate at the time of their investment in a Fund. Shareholders will receive written notification at least 30 days prior to any change in a Fund's investment objectives. Each of the Funds (except Minnesota Tax Free Fund) is a diversified investment company, as defined in the Investment Company Act of 1940 (the "1940 Act"). Minnesota Tax Free Fund is a nondiversified investment company under the 1940 Act.

    If a percentage limitation on investments by a Fund stated below or in the Statement of Additional Information is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in asset values will not be deemed to violate the limitation except in the case of the limitation on illiquid investments. Similarly, if a Fund is required or permitted to invest a stated percentage of its assets in companies with no more or no less than a stated market capitalization, deviations from the stated percentages which result from changes in companies' market capitalizations after the Fund purchases their shares will not be deemed to violate the limitation. A Fund which is limited to investing in securities with specified ratings is not required to sell a security if its rating is reduced or discontinued after purchase, but the Fund may consider doing so. However, in no event will more than 5% of any Fund's net assets be invested in non-investment grade securities. Descriptions of the rating categories of Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") are contained in the Statement of Additional Information.

    When the term "equity securities" is used in this Prospectus, it refers to common stock and securities which are convertible into or exchangeable for, or which carry warrants or other rights to acquire, common stock.

    This section also contains information concerning certain investment risks borne by Fund shareholders under the heading "-- Risks to Consider." Further information concerning the securities in which the Funds may invest and related matters is set forth under "Special Investment Methods."

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    MID CAP GROWTH FUND

    OBJECTIVE. Mid Cap Growth Fund has an objective of growth of capital.

    INVESTMENT POLICIES. Under normal market conditions, Mid Cap Growth Fund invests at least 65% of its total assets in equity securities of mid-capitalization companies that, in the Adviser's opinion, exhibit outstanding potential for superior growth based on a combination of factors such as above average growth in revenue and earnings, strong management and sound and improving financial condition. For these purposes, mid-capitalization growth companies are deemed those with market capitalizations from $1 billion to $5 billion at the time of purchase.

    The Fund also may invest up to 35% of its total assets in the aggregate in equity securities of issuers with a market capitalization of less than $1 billion or more than $5 billion and in fixed income securities of the kinds described under "Special Investment Methods -- Fixed Income
    Securities."

    Subject to the limitation stated above, the Fund may invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. For information about these kinds of investments and certain associated risks, see "Special Investment Methods -- Foreign Securities."

    In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, purchase put and call options on equity securities and on stock indices; (iii) write covered call options covering up to 25% of the equity securities owned by the Fund and write call options on stock indices related to such equity securities; (iv) purchase securities on a when-issued or delayed delivery basis; and (v) engage in the lending of portfolio securities. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."

    For temporary defensive purposes, the Fund may without limitation hold cash or invest in cash items of the kinds described under "Special Investment Methods -- Cash Items." The Fund also may invest not more than 35% of its total assets in cash and cash items in order to utilize assets awaiting normal investment.


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    EMERGING MARKETS FUND

    OBJECTIVE. Emerging Markets Fund has an objective of long-term growth of capital.

    INVESTMENT POLICIES. Under normal market conditions, Emerging Markets Fund invests at least 65% of its total assets in an internationally diversified portfolio of equity securities which trade in emerging markets. A country will be considered to have an "emerging market" if it has relatively low gross national product per capita compared to the world's major economies and the potential for rapid economic growth. Countries with emerging markets include those that have an emerging stock market (as defined by the International Finance Corporation), those with low- to middle income economies (according to the World Bank), and those listed in World Bank publications as "developing."

    The securities in which the Fund invests include common and preferred stock, securities (bonds and preferred stock) convertible into common stock, warrants and securities representing underlying international securities such as American Depositary Receipts and European Depositary Receipts. The Fund may also hold securities of other investment companies (which investments are also subject to the advisory fee) and depositary or custodial receipts representing beneficial interests in any of the foregoing securities. Normally, the Fund will invest at least 65% of its total assets in securities traded in at least six foreign countries although it may invest all of its assets in a single country. At the present time, the Fund has no intention of investing all of its assets in a single country.

    In investing the Fund's assets, the Sub-Adviser expects to place primary emphasis on country selection, followed by selection of industries or sectors within or across countries and by selection of individual stocks corresponding to the industries or sectors selected.

    In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to reduce risk, purchase put and call options on equity securities and on stock indices; (iii) write covered call options covering up to 50% of the equity securities owned by the Fund and write call options on stock indices related to such equity securities; (iv) purchase securities on a when-issued or delayed delivery basis; (v) engage in the lending of portfolio securities; (vi) engage in foreign currency transactions; (vii) in order to attempt to reduce risk, purchase put and call options on foreign currencies;
    (viii) write covered call options on foreign currencies owned by the Fund; and (ix) enter into contracts for the future purchase or delivery of securities, foreign currencies, and indices, purchase or sell options on any such futures contracts and engage in related closing purchase transactions. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."

    For temporary defensive purposes, the Fund may without limitation hold cash or invest in cash items of the kinds described under "Special Investment Methods -- Cash Items." The Fund also may invest not more than 35% of its total assets in cash and cash items in order to utilize assets awaiting normal investment.


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    ADJUSTABLE RATE MORTGAGE SECURITIES FUND

    OBJECTIVE. Adjustable Rate Mortgage Securities Fund has an objective of providing current income while attempting to provide a high degree of principal stability.

    INVESTMENT POLICIES. Under normal market conditions, Adjustable Rate Mortgage Securities Fund will invest at least 65% of its total assets in mortgage-related securities having adjustable interest rates which reset at periodic intervals ("adjustable rate mortgage securities" or "ARMS"). ARM securities have interest rates which reset periodically in response to changes in the current interest rate environment. ARM securities include pass-through securities and floating rate collateralized mortgage obligations.

    The Fund may invest up to 35% of its total assets in mortgage-related securities other than ARMS, securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities private pass-through securities, asset backed securities and fixed income securities. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."

    In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, invest in exchange traded interest rate futures and interest rate index futures contracts, (iii) in order to attempt to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices; (iv) purchase securities on a when-issued or delayed delivery basis; (v) purchase interest rate caps and floors; (vi) in order to attempt to reduce risk, invest in Eurodollar instruments; and (vii) engage in the lending of portfolio securities. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."

    At least 65% of the Fund's total assets must be U.S. government securities, securities with a minimum rating of A by Standard & Poor's and by Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or unrated securities of comparable quality as determined by the Adviser. The Fund may not invest in securities rated lower than A by Standard & Poor's or Moody's. If a security's rating falls below an A, the Fund will sell the security as promptly as possible.

    For temporary defensive purposes, the Fund may without limitation hold cash or invest in cash items of the kinds described under "Special Investment Methods -- Cash Items." The Fund also may invest not more than 35% of its total assets in cash and cash items in order to utilize assets awaiting normal investment.


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    TAX FREE FUND

    OBJECTIVE. Tax Free Fund has an objective of providing maximum current income which is exempt from federal income tax to the extent consistent with prudent investment risk.

    INVESTMENT POLICIES. Under normal market conditions, Tax Free Fund invests at least 80% of its net assets in municipal bonds and other municipal obligations, the interest on which is exempt from federal income tax. No more than 20% of the securities owned by the Fund will generate income that is subject to federal alternative minimum tax. Municipal obligations generating income subject to taxation under the federal alternative minimum tax rules will not be counted as tax exempt obligations for purposes of the 80% test. See "Income Taxes." The types of municipal bonds and other municipal obligations in which the Fund may invest are described under "Special Investment Methods -- Municipal Bonds and Other Municipal Obligations."

    Under normal market conditions, the weighted average maturity of the securities held by Tax Free Fund will range from 15 to 25 years.

    Tax Free Fund may purchase (i) municipal bonds which are rated no lower than BBB by Standard & Poor's and Baa by Moody's, (ii) state and municipal notes which are rated SP-1 by Standard & Poor's or MIG-1/VMIG-1 by Moody's, and
    (iii) commercial paper which is rated A-1 by Standard & Poor's or Prime-1 by Moody's, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization or which are of comparable quality in the judgment of the Adviser.

    While the assets of the Fund ordinarily will be invested in municipal obligations, on occasion the Fund may temporarily hold short-term securities, other than municipal obligations, the income from which is taxable. Temporary taxable investments would be held solely for the purpose of managing exceptional in-flows and out-flows of cash or for temporary defensive purposes to preserve existing portfolio values. Under normal circumstances, the Fund may not invest more than 20% of its assets in investments other than municipal obligations. However, when a temporary defensive position to protect capital is deemed advisable and practicable, the Fund may have more than 20% of its assets in temporary taxable investments or cash. The types of investments which are permitted for these purposes are described under "Special Investment Methods -- Temporary Taxable Investments."

    The Fund also may temporarily invest in shares of investment companies which invest primarily in short-term municipal obligations with maturities not exceeding 13 months including, but not limited to, tax free money market funds advised by the Adviser. Investments of these types are also subject to the advisory fee. Income from these investments is normally exempt from federal income tax. Where the income from these investments is exempt from federal income tax, the investments will be counted as tax exempt obligations for purposes of the 80% test described above.

    The Fund also may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, invest in exchange traded interest rate futures and interest rate index futures contracts; (iii) in order to attempt to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices; (iv) purchase securities on a when-issued or delayed delivery basis; and (v) engage in the lending of portfolio securities. In addition, the Fund may invest up to 10% of its total assets in inverse floating rate municipal obligations. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."

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    MINNESOTA TAX FREE FUND

    OBJECTIVE. Minnesota Tax Free Fund has an objective of providing maximum current income which is exempt from both federal income tax and Minnesota state income tax to the extent consistent with prudent investment risk.

    INVESTMENT POLICIES. Under normal market conditions, Minnesota Tax Free Fund invests at least 80% of its net assets in municipal bonds and other municipal obligations of the State of Minnesota, the interest on which is exempt from federal income tax and the Minnesota state income tax. No more than 20% of the securities owned by this Fund will generate income that is an item of tax preference for the purpose of the federal alternative minimum tax and for the purpose of the Minnesota alternative minimum tax. Municipal obligations generating income subject to taxation under the federal alternative minimum tax rules or under the Minnesota alternative minimum tax rules, will not be counted as tax exempt obligations for purposes of the 80% test. See "Income Taxes." The types of municipal bonds and other municipal obligations in which the Fund may invest are described under "Special Investment Methods -- Municipal Bonds and Other Municipal Obligations."

    Under normal market conditions, the weighted average maturity of the securities held by the Fund will range from 15 to 25 years.

    Minnesota Tax Free Fund may purchase (i) municipal bonds which are rated no lower than BBB by Standard & Poor's and Baa by Moody's, (ii) state and municipal notes which are rated SP-1 by Standard & Poor's or MIG-1/VMIG-1 by Moody's, and (iii) commercial paper which is rated A-1 by Standard and Poor's or Prime-1 by Moody's, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization or which are of comparable quality in the judgment of the Adviser.

    While the assets of the Fund ordinarily will be invested in municipal obligations, on occasion the Fund may temporarily hold short-term securities, other than municipal obligations, the income from which is taxable. Temporary taxable investments would be held solely for the purpose of managing exceptional in-flows and out-flows of cash or for temporary defensive purposes to preserve existing portfolio values. Under normal circumstances, the Fund may not invest more than 20% of its assets in investments other than municipal obligations. However, when a temporary defensive position to protect capital is deemed advisable and practicable, the Fund may have more than 20% (and up to 100%) of its assets in temporary taxable investments or cash. The types of investments which are permitted for these purposes are described under "Special Investment Methods -- Temporary Taxable Investments."

    The Fund also may temporarily invest in shares of investment companies which invest primarily in short-term municipal obligations with maturities not exceeding 13 months including, but not limited to, tax free money market funds advised by the Adviser. Investments of these types are also subject to the advisory fee. Income from these investments is normally exempt from federal income tax but may not be exempt from the applicable state tax. Where the income from these investments is exempt from both federal income tax and the applicable state tax, the investments will be counted as tax exempt obligations for purposes of the 80% test described above.

    The Fund also may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, invest in exchange traded interest rate futures and interest rate index futures contracts; (iii) in order to attempt to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices; (iv) purchase securities on a when-issued or delayed delivery basis; (v) engage in the lending of portfolio securities; and (vi) invest up to 10% of its total assets in inverse floating rate municipal obligations. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."

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    RISKS TO CONSIDER

    An investment in the Funds involves certain risks in addition to those noted above with respect to particular Funds. These include the following:

    EQUITY SECURITIES GENERALLY. Market prices of equity securities generally, and of particular companies' equity securities, frequently are subject to greater volatility than prices of fixed income securities. Market prices of equity securities as a group have dropped dramatically in a short period of time on several occasions in the past, and they may do so again in the future. Mid Cap Growth Fund and Emerging Markets Fund are subject to the risks of generally adverse equity markets.

    SMALL CAPITALIZATION COMPANIES. Emerging Markets Fund and Mid Cap Growth Fund are permitted to invest in equity securities of companies with small market capitalizations. The equity securities of such companies frequently have experienced greater price volatility in the past than those of larger-capitalization companies, and they may be expected to do so in the future. To the extent that the Funds invest in small capitalization companies, they are subject to this risk of greater volatility.

    ACTIVE MANAGEMENT. Mid Cap Growth Fund and Emerging Markets Fund are actively managed by the Adviser, or in the case of Emerging Markets Fund, the Sub-Adviser. The performance of these Funds will reflect in part the ability of the Adviser or Sub-Adviser to select equity securities which are suited to achieving the Funds' investment objectives. Due to their active management, these Funds could under perform other mutual funds with similar investment objectives or the market generally.

    FOREIGN SECURITIES. Emerging Markets Fund is subject to special risks associated with investing in foreign securities and to declines in net asset value resulting from changes in exchange rates between the United States dollar and foreign currencies. These risks are discussed under "Special Investment Methods -- Foreign Securities" elsewhere herein. Because of the special risks associated with foreign investing, the Funds may be subject to greater volatility than most mutual funds which invest principally in domestic securities.

    INTEREST RATE RISK. Tax Free Fund and Minnesota Tax Free Fund emphasize investments in fixed income securities. Investments in fixed income securities give rise to interest rate risk. Interest rate risk is the risk that the value of a fixed-rate debt security will decline due to changes in market interest rates. Because such Funds invest in fixed-rate debt securities, they are subject to interest rate risk. In general, when interest rates rise, the value of a fixed-rate debt security declines. Conversely, when interest rates decline, the value of a fixed-rate debt security generally increases. Thus, shareholders in these Funds bear the risk that increases in market interest rates will cause the value of their Fund's portfolio investments to decline. In addition to the extent that Adjustable Rate Mortgage Securities Fund invests in fixed rate mortgage-based securities, and to the extent that market interest rates change between the dates upon which the interest rates borne by the adjustable-rate securities held by this Fund adjust, this Fund is also exposed to interest rate risk.

    In general, the value of fixed-rate debt securities with longer maturities are more sensitive to changes in market interest rates than the value of such securities with shorter maturities. Thus, the net asset value of a Fund which invests in securities with longer weighted average maturities should be expected to have greater volatility in periods of changing market interest rates than that of a Fund which invests in securities with shorter weighted average maturities. Investors should note in this regard that Tax Free Fund and Minnesota Tax Free Fund invest in securities with longer weighted average maturities than First American's Intermediate Tax Free Fund and Minnesota Insured Intermediate Tax Free Fund.

    Although the Adviser may engage in transactions intended to hedge the value of the Funds' portfolios against changes in market interest rates, there is no assurance that such hedging transactions will be undertaken or will fulfill their purpose. See "Special Investment Methods -- Options Transactions."

    CREDIT RISK. Credit risk is the risk that the issuer of a debt security or mortgage-related security will fail to make payments on the security when due. Because Adjustable Rate Mortgage Securities Fund, Tax Free Fund and Minnesota Tax Free Fund invest in debt securities or mortgage-related securities, they are subject to credit risk.

    As described under "Special Investment Methods -- Municipal Bonds and Other Municipal Obligations," the revenue bonds and municipal lease obligations in which Tax Free Fund and Minnesota Tax Free Fund invest may entail greater credit risk than the general obligation bonds in which they invest. This is the case because revenue bonds and municipal lease obligations generally are not backed by the faith, credit or general taxing power of the issuing governmental entity. In addition, as described under that section, municipal lease obligations also may be subject to nonappropriation risk, which is a type of nonpayment risk. Investors also should note that even general obligation bonds of the states and their political subdivisions are not free from the risk of default.

    The ratings and certain other requirements which apply to these Funds' permitted investments, as described elsewhere in this Prospectus, are intended to limit the amount of credit risk undertaken by these Funds. Nevertheless, shareholders in such Funds bear the risk that payment defaults could cause the value of their Fund's portfolio investments to decline. Investors also should note that Tax Free Fund and Minnesota Tax Free Fund can invest in municipal obligations rated as low as BBB by Standard & Poor's or Baa by Moody's, that Adjustable Rate Mortgage Securities Fund can invest in mortgage-related and other securities rated as low as A by Standard & Poor's or Moody's, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Adviser. Although these rating categories are investment grade, obligations and securities with these ratings are viewed as having speculative characteristics and carry a somewhat higher risk of default than obligations and securities rated in the higher investment grade categories.

    CALL RISK. Many municipal bonds and mortgage-related securities may be redeemed at the option of the issuer ("called") at a specified price prior to their stated maturity date. In general, it is advantageous for an issuer to call its bonds or mortgage-related securities if they can be refinanced through the issuance of new bonds or mortgage-related securities which bear a lower interest rate than that of the called bonds or mortgage-related securities. Call risk is the risk that bonds or mortgage-related securities will be called during a period of declining market interest rates so that such refinancings may take place.

    If a bond held by a Fund is called during a period of declining interest rates, the Fund probably will have to reinvest the proceeds received by it at a lower interest rate than that borne by the called bond, thus resulting in a decrease in the Fund's income. To the extent that these Funds invest in callable bonds, Fund shareholders bear the risk that reductions in income will result from the call of bonds.

    MORTGAGE-BACKED SECURITIES. Because residential mortgage loans generally can be prepaid in whole or in part by the borrowers at any time without any prepayment penalty, the holder of a mortgage-backed security which represents an interest in a pool of such mortgage loans is subject to a form of call risk which is generally called "prepayment risk." In addition, it is more difficult to predict the effect of changes in market interest rates on the return on mortgage-backed securities than to predict the effect of such changes on the return of a conventional fixed-rate debt instrument; the magnitude of such effects may be greater in some cases; and the return on certain types of mortgage-backed securities, such as interest-only, principal-only and inverse floating rate mortgage-backed securities, are particularly sensitive to changes in interest rates and in the rate at which the mortgage loans underlying the securities are prepaid by borrowers. For these reasons, Adjustable Rate Mortgage Securities Fund's investments in mortgage-backed securities may involve greater risks than investments in governmental or corporate bonds. For further information, see "Special Investment Methods --
    Mortgage-Backed Securities."

    POLITICAL AND ECONOMIC CONDITIONS. The value of municipal obligations owned by Tax Free Fund or Minnesota Tax Free Fund may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. Other factors that could affect tax-exempt obligations include a change in the local, state or national economy, demographic factors, ecological or environmental concerns, statutory limitations on the issuer's ability to increase taxes and other developments generally affecting the revenues of issuers (for example, legislation or court decisions reducing state aid to local governments or mandating additional services). The value of certain municipal obligations may also be adversely affected by the enactment of changes to certain federal or state income tax laws, including, but not limited to, income tax rate reductions or the imposition of a flat tax.

    Tax Free Fund cannot invest 25% or more of its total assets in obligations of issuers located in the same state (for this purpose, the location of an "issuer" shall be deemed to be the location of the entity the revenues of which are the primary source of payment or the location of the project or facility which may be the subject of the obligation). See "Special Investment Methods -- Investment Restrictions." Minnesota Tax Free Fund will invest primarily in municipal obligations issued by the State of Minnesota and its political subdivisions. For this reason, the municipal obligations held by this Fund will be particularly affected by local conditions in the State of Minnesota. A more detailed description of the factors affecting Minnesota issuers of municipal obligations is set forth in the Statement of Additional Information.

    OTHER. Investors also should review "Special Investment Methods" for information concerning risks associated with certain investment techniques which may be utilized by the Funds.


 MANAGEMENT

    The Board of Directors of FAIF has the primary responsibility for overseeing the overall management and electing the officers of FAIF. Subject to the overall direction and supervision of the Board of Directors, the Adviser acts as investment adviser for and manages the investment portfolios of FAIF.


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    INVESTMENT ADVISER

    U.S. Bank National Association, 601 Second Avenue South, Minneapolis, Minnesota 55402, acts as the Funds' investment adviser through its First American Asset Management group. The Adviser has acted as an investment adviser to FAIF since its inception in 1987 and has acted as investment adviser to First American Funds, Inc. since 1982 and to First American Strategy Funds, Inc. since 1996. As of September 30, 1997, the Adviser was managing accounts with an aggregate value of approximately $55 billion, including mutual fund assets of approximately $20 billion. U.S. Bancorp, 601 Second Avenue South, Minneapolis, Minnesota 55402, is the holding company for the Adviser.

    Each of the Funds, other than Emerging Markets Fund, has agreed to pay the Adviser monthly fees calculated on an annual basis equal to 0.70% of its average daily net assets. Emerging Markets Fund pays the Adviser a monthly fee calculated on the same basis equal to 1.25% of its average daily net assets, out of which the Adviser pays the Sub-Adviser's fee. The Adviser may, at its option, waive any or all of its fees, or reimburse expenses, with respect to any Fund from time to time. Any such waiver or reimbursement is voluntary and may be discontinued at any time. The Adviser also may absorb or reimburse expenses of the Funds from time to time, in its discretion, while retaining the ability to be reimbursed by the Funds for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering a Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

    The Glass-Steagall Act generally prohibits banks from engaging in the business of underwriting, selling or distributing securities and from being affiliated with companies principally engaged in those activities. In addition, administrative and judicial interpretations of the Glass-Steagall Act prohibit bank holding companies and their bank and nonbank subsidiaries from organizing, sponsoring or controlling registered open-end investment companies that are continuously engaged in distributing their shares. Bank holding companies and their bank and nonbank subsidiaries may serve, however, as investment advisers to registered investment companies, subject to a number of terms and conditions.

    Although the scope of the prohibitions and limitations imposed by the Glass-Steagall Act has not been fully defined by the courts or the appropriate regulatory agencies, the Funds have received an opinion from their counsel that the Adviser is not prohibited from performing the investment advisory services described above, and that certain broker-dealers affiliated with the Adviser, are not prohibited from serving as a Participating Institution as described herein. In the event of changes in federal or state statutes or regulations or judicial and administrative interpretations or decisions pertaining to permissible activities of bank holding companies and their bank and nonbank subsidiaries, the Adviser and certain affiliated broker-dealers might be prohibited from continuing these arrangements. In that event, it is expected that the Board of Directors would make other arrangements and that shareholders would not suffer adverse financial consequences.

    ---------------------------------------------------------------------------
    SUB-ADVISER TO EMERGING MARKETS FUND

    Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300, Wilmington, Delaware 19801, is Sub-Adviser to Emerging Markets Fund under an agreement with the Adviser (the "Sub-Advisory Agreement"). The Sub-Adviser is responsible for the investment and reinvestment of Emerging Markets Fund's assets and the placement of brokerage transactions in connection therewith. For its services under the Sub-Advisory Agreement, the Sub-Adviser is paid a monthly fee by the Adviser calculated on an annual basis equal to 0.85% of the first $100 million of Emerging Markets Fund's average daily net assets, 0.60% of Emerging Markets Fund's average daily net assets in excess of $100 million up to $300 million, 0.55% of Emerging Markets Fund's average daily net assets in excess of $300 million up to $500 million and 0.50% of Emerging Markets Fund's average daily net assets in excess of $500 million.

    The Sub-Adviser, a privately held company, was founded in 1986 by David F. Marvin and Stanley Palmer. The stock of the Sub-Adviser is owned by Mr. Marvin, Mr. Palmer and 24 other holders. The Sub-Adviser is engaged in the management of global, non-United States and emerging markets equity portfolios for institutional accounts. At January 1, 1998, the Sub-Adviser managed a total of $4.6 billion in investments for 53 institutional investors.


    ---------------------------------------------------------------------------
    PORTFOLIO MANAGERS

    Mid Cap Growth Fund is managed by a committee comprised of Ms. Shrewsbury, Mr. Benson, Ms. Halbe, Ms. Hoyme, Mr. McSweeney and Ms. Thompson, whose backgrounds are set forth below. Adjustable Rate Mortgage Securities Fund is managed by a committee comprised of Mr. McGlinch, Ms. Kung and Mr. Green, whose backgrounds are also set forth below. The remaining Funds are managed or co-managed as indicated below.

    SANDRA SHREWSBURY is a member of the committee which manages Mid Cap Growth Fund. Ms. Shrewsbury has over 11 years of investment industry experience. Prior to joining the Adviser in 1998, Ms. Shrewsbury served as a portfolio co-manager for Piper Capital Management

    Incorporated overseeing the management of the Piper Funds Emerging Growth Fund and Small Company Growth Fund. Ms. Shrewsbury received her bachelor's degree in mathematics and education from Nebraska Wesleyan University and a master's degree from Iowa State University. Ms. Shrewsbury is a Chartered Financial Analyst.

    ADAM BENSON is a member of the committee which manages Mid Cap Growth Fund. Mr. Benson has over 4 years of investment industry experience. Prior to joining the Adviser in 1998, Mr. Benson served as an assistant vice president and portfolio co-manager for Piper Capital Management Incorporated overseeing the management of the Piper Funds Emerging Growth Fund and Small Company Growth Fund. Mr. Benson received his bachelor's degree in economics from Luther College and master's degree in finance from the University of Minnesota.

    JOYCE HALBE is a member of the committee which manages Mid Cap Growth Fund. Ms. Halbe has over 13 years of investment industry experience. Prior to joining the Adviser in 1998, Ms. Halbe served, from 1996 to 1998, as a senior vice president and portfolio co-manager for Piper Capital Management Incorporated overseeing the management of the Piper Funds Emerging Growth Fund and Small Company Growth Fund. Prior to 1996, Ms. Halbe served as a vice president, analyst and portfolio manager for the Adviser. Ms. Halbe received her bachelor's degree, master's degree and master's degree in business administration from the University of Wisconsin. Ms. Halbe is a Chartered Financial Analyst.

    MARY HOYME is a member of the committee which manages Mid Cap Growth Fund. Ms. Hoyme has over 15 years of investment industry experience. Prior to joining the Adviser in 1998, Ms. Hoyme served, from 1996 to 1998, as a senior vice president and portfolio co-manager for Piper Capital Management Incorporated overseeing the management of the Piper Funds Emerging Growth Fund and Small Company Growth Fund. Prior to 1996, Ms. Hoyme served as a portfolio manager for the Adviser overseeing the management of the Adviser's real estate and growth portfolios. Ms. Hoyme received her bachelor's degree in finance and economics from the University of Wisconsin-Eau Claire and master's degree in business administration from the University of St. Thomas. Ms. Hoyme is a Chartered Financial Analyst.

    TIMOTHY MCSWEENEY is a member of the committee which manages Mid Cap Growth Fund. Mr. McSweeney has over 11 years of investment industry experience. Prior to joining the Adviser in 1998, Mr. McSweeney served, from 1997 to 1998, as assistant vice president and portfolio co-manager for Piper Capital Management Incorporated overseeing the management of the Piper Funds Emerging Growth Fund and Small Company Growth Fund. Prior to 1997, Mr. McSweeney served as a technology analyst for Gintel Asset Management. Mr. McSweeney received his bachelor's degree in economics from Clark University and master's degree in business administration from Northeastern University.

    JILL THOMPSON is a member of the committee which manages Mid Cap Growth Fund. Ms. Thompson has over 9 years of investment industry experience. Prior to joining the Adviser in 1998, Ms. Thompson served as a senior vice president and portfolio co-manager for Piper Capital Management Incorporated overseeing the management of the Piper Funds Emerging Growth Fund and Small Company Growth Fund. Ms. Thompson received her bachelor's degree from St. Cloud State University. Ms. Thompson is a Chartered Financial Analyst.

    THOMAS MCGLINCH is a member of the committee which manages Adjustable Rate Mortgage Securities Fund. Mr. McGlinch has over 16 years of investment industry experience. Prior to joining the Adviser in 1998, Mr. McGlinch served as a portfolio co-manager for Piper Capital Management Incorporated overseeing the management of several Piper Funds including the Piper Funds Adjustable Rate Mortgage Securities Fund. Mr. McGlinch received his bachelor's degree in accounting from St. John's University and master's degree in business administration from the University of St. Thomas. Mr. McGlinch is a Chartered Financial Analyst.

    WAN-CHONG KUNG is a member of the committee which manages Adjustable Rate Mortgage Securities Fund. Ms. Kung has over five years of investment industry experience. Prior to joining the Adviser in 1998, Ms. Kung served as a vice president and a portfolio co-manager for Piper Capital Management Incorporated overseeing the management of several Piper Funds including the Piper Funds Adjustable Rate Mortgage Securities Fund. Ms. Kung received her bachelor's degree in economics from the University of the Philippines and received her master's degree in business administration from the University of Minnesota. Ms. Kung is a Chartered Financial Analyst.

    MARK M. GREEN is a member of the committee which manages Adjustable Rate Mortgage Securities Fund. Mr. Green joined the Adviser in 1996 and has over ten years of investment industry experience. Mr. Green is also a member of the committee which manages FAIF Limited Term Income Fund, Intermediate Term Income Fund and Fixed Income Fund. Prior to joining the Adviser, Mr. Green was a portfolio manager at Wells Fargo Investment Management. Mr. Green received his bachelor's degree and master's degree from San Francisco State University.

    RONALD REUSS is a portfolio co-manager for Tax Free Fund and Minnesota Tax Free Fund. Mr. Reuss has over 28 years of investment industry experience. Prior to joining the Adviser in 1998, Mr. Reuss served as an economist, a senior vice president and portfolio manager for Piper Capital Management Incorporated overseeing the management of the Piper Funds National Tax-Exempt Fund and Minnesota Tax-Exempt Fund. Mr. Reuss received his bachelor's degree in business administration from John Carroll University and master's degree in economics from Cleveland State University. Mr. Reuss is a Chartered Financial Analyst.

    DOUGLAS WHITE is a portfolio co-manager for Tax Free Fund and Minnesota Tax Free Fund. Mr. White has over 14 years of investment industry experience. Prior to joining the Adviser in 1998, Mr. White served as a portfolio manager for Piper Capital Management Incorporated overseeing the management of the Piper Funds Tax-Exempt Fund and Minnesota Tax-Exempt Fund. Mr. White received his bachelor's degree in political science from Carleton College and his master's degree in business administration from the University of Minnesota. Mr. White is a Chartered Financial Analyst.

    A committee comprised of the following eight individuals shares the management of Emerging Markets Fund on behalf of the Sub-Adviser:

    DAVID F. MARVIN is Chairman of the Sub-Adviser and founded the firm together with Mr. Palmer in 1986. Before founding the Sub-Adviser, Mr. Marvin was Vice President in charge of DuPont Corporation's $10 billion internally-managed pension fund. Prior to that Mr. Marvin was Associate Portfolio Manager, and then Head Portfolio Manager, for Investors Diversified Services' IDS Stock Fund. Mr. Marvin started in the investment business in 1965 as a securities analyst for Chicago Title & Trust. Mr. Marvin received his bachelor's degree from the University of Illinois and his master's degree in business administration from Northwestern University. He is a Chartered Financial Analyst and a member of the Financial Analysts Federation.

    STANLEY PALMER is Vice Chairman of the Sub-Adviser and co-founder of the firm. Mr. Palmer was Equity Portfolio Manager for DuPont Corporation from 1978 through 1986, an analyst and portfolio manager at Investors Diversified Services from 1971 through 1978, and an analyst at Harris Trust & Savings Bank from 1964 through 1971. Mr. Palmer received his bachelor's degree from Gustavus Adolphus College and his master's degree in business administration from the University of Iowa. He is a Chartered Financial Analyst and a member of the Financial Analysts Federation.

    WILLIAM E. DODGE has been President since January 1998 and a portfolio manager of the Sub-Adviser since 1996. Mr. Dodge was Chief Investment Strategist and

    Chairman of the Investment Policy Committee of Dean Witter in New York from 1991 to 1996, and he served as a Senior Portfolio Manager, Director of Quantitative Equity Strategies, and United States equity analyst at the DuPont Corporation pension fund from 1983 to 1991. From 1976 to 1983 Mr. Dodge served in various United States portfolio management and analytical positions including senior investment manager of a bank trust department from 1981 to 1983. Mr. Dodge received his bachelor's degree and his master's degree in business administration from the University of Massachusetts at Amherst. He is a Chartered Financial Analyst and a member of the Financial Analysts Federation.

    TERRY B. MASON is a Senior Vice President and portfolio manager of the Sub-Adviser. Before joining the Sub-Adviser, Mr. Mason was employed for 14 years by DuPont Corporation, the last five as international equity analyst and international trader. Mr. Mason received his bachelor's degree from Glassboro State College and his master's degree in business administration from Widener University.

    JAY F. MIDDLETON is a Senior Vice President and portfolio manager for the Sub-Adviser and joined the firm in 1989. Mr. Middleton received his bachelor's degree from Wesleyan University.

    TODD D. MARVIN is a Senior Vice President and portfolio manager for the Sub-Adviser and joined the firm in 1991. Before joining the Sub-Adviser, Mr. Marvin was employed by Oppenheimer & Company as an analyst in investment banking. Mr. Marvin received his bachelor's degree from Wesleyan University.

    DAVID L. SCHAEN is a Vice President and portfolio manager of the Sub-Adviser. Before becoming a portfolio manager, Mr. Schaen was Head Trader for the Sub-Adviser from 1991 to 1994 and an International Analyst for the Sub-Adviser from 1994 to 1995. Prior to 1991 he was Head Trader and Investment Officer at the Bank of Delaware. Mr. Schaen received his bachelor's degree from the University of Delaware and his master's degree in business administration from Widener University.

    STEPHEN D. MARVIN is a Vice President and portfolio manager for the Sub-Adviser and joined the firm in 1994. Before joining the Sub-Adviser, Mr. Marvin was employed by Bear, Stearns & Company as a corporate financial analyst. Mr. Marvin received his bachelor's degree from Carleton College.


    ---------------------------------------------------------------------------
    CUSTODIAN

    The Custodian of the Funds' assets is U.S. Bank Trust National Association (the "Custodian"), U.S. Bank Trust Center, 180 East Fifth Street, St. Paul, Minnesota 55101. The Custodian is a subsidiary of U.S. Bancorp.

    As compensation for its services to the Funds, the Custodian is paid monthly fees calculated on an annual basis equal to 0.03% of the applicable Fund's (except Emerging Markets Fund) average daily net assets and, in the case of Emerging Markets Fund, 0.10% of the Fund's average daily net assets. In addition, the Custodian is reimbursed for its out-of-pocket expenses incurred while providing its services to the Funds.

    Rules adopted under the 1940 Act permit Emerging Markets Fund to maintain its securities and cash in the custody of certain eligible foreign banks and depositories. Emerging Markets Fund's portfolio of non-United States securities are held by sub-custodians which are approved by the directors of FAIF or a foreign custody manager appointed by the directors in accordance with these rules. This determination is made pursuant to these rules following a consideration of a number of factors including, but not limited to, the reliability and financial stability of the institution; the ability of the institution to perform custodian services for Emerging Markets Fund; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and the risks of potential nationalization or expropriation of Emerging Markets Fund's assets.

    Sub-custodian fees with respect to Emerging Markets Fund are paid by the Custodian out of the Custodian's fees.


    ---------------------------------------------------------------------------
    ADMINISTRATOR

    The administrator for the Funds is SEI Investments Management Corporation, Oaks, Pennsylvania 19456. The Administrator, a wholly-owned subsidiary of SEI Investments Company, provides the Funds with certain administrative services necessary to operate the Funds. These services include shareholder servicing and certain accounting and other services. The Administrator provides these services for a fee calculated at an annual rate of 0.12% of each Fund's average daily net assets, provided that to the extent that the aggregate net assets of all First American Funds exceed $8 billion, the percentage stated above is reduced to 0.105%. From time to time, the Administrator may voluntarily waive its fees or reimburse expenses with respect to any of the Funds. Any such waivers or reimbursements may be made at the Administrator's discretion and may be terminated at any time. U.S. Bank assists the Administrator and provides sub-administration services for the Funds. For these services, the Administrator compensates the sub-administrator at an annual rate of up to 0.05% of each Fund's average daily net assets.


    ---------------------------------------------------------------------------
    TRANSFER AGENT

    DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds. The address of the Transfer Agent is 330 West Ninth Street, Kansas City, Missouri 64105. The Transfer Agent is not affiliated with the Distributor, the Administrator or the Adviser.

    FAIF has appointed Piper Jaffray Inc., a broker-dealer affiliated with the Adviser, as servicing agent to perform certain transfer agent and dividend disbursing agent services with respect to the Class A Shares and the Class B Shares of the Funds held through accounts at Piper Jaffray Inc. and its affiliates. The Funds pay Piper Jaffray Inc. an annual fee of $15 per account for such services.


 DISTRIBUTOR

    SEI Investments Distribution Co. is the principal distributor for shares of the Funds and of the other FAIF Funds. The Distributor is a Pennsylvania corporation and is the principal distributor for a number of investment companies. The Distributor, which is not affiliated with the Adviser, is a wholly-owned subsidiary of SEI Investments Company, and is located at Oaks, Pennsylvania 19456.

    Shares of the Funds are distributed through the Distributor and securities firms, financial institutions (including, without limitation, banks) and other industry professionals (the "Participating Institutions") which enter into sales agreements with the Distributor to perform share distribution or shareholder support services.

    FAIF has adopted a Plan of Distribution for the Class A Shares pursuant to Rule 12b-1 under the 1940 Act (the "Class A Distribution Plan") pursuant to which the Distributor agrees to provide, or enter into written agreements with service providers to provide, one or more specified shareholder services to beneficial owners of shares of the Funds. The Class A Distribution Plan authorizes the Distributor to retain the sales charge paid upon purchases of Class A Shares, except that portion which is reallowed to Participating Institutions. See "Investing in the Funds -- Class A Share Price and Sales Charge." In consideration of the services and facilities to be provided by the Distributor or any service provider, each Fund also pays the Distributor a shareholder servicing fee at an annual rate of 0.25% of the Fund's Class A Shares' average daily net asset value, which fee is computed and paid monthly. The shareholder servicing fee is intended to compensate the Distributor for ongoing servicing and/or maintenance of shareholder accounts and may be used by the Distributor to provide compensation to institutions through which shareholders hold their shares for ongoing servicing and/or maintenance of shareholder accounts. The shareholder servicing fee may be used to provide compensation for shareholder services provided by "one-stop" mutual fund networks through which the Funds are made available. In addition, the Distributor and the Adviser and its affiliates may provide compensation for services provided by such networks from their own resources. From time to time, the Distributor may voluntarily waive its fees with respect to the Class A Shares of any of the Funds. Any such waivers may be made at the Distributor's discretion and may be terminated at any time.

    Under another distribution plan (the "Class B Distribution Plan") adopted in accordance with Rule 12b-1 under the 1940 Act, Mid Cap Growth Fund and Emerging Markets Fund may pay to the Distributor a sales support fee at an annual rate of up to 0.75% of the Fund's Class B Shares' average daily net asset value, which fee is computed and paid monthly. The sales support fee may be used by the Distributor to provide compensation for sales support and distribution activities with respect to Class B Shares of the Funds. In addition to this fee, the Distribution is paid a shareholder servicing fee of 0.25% of the average daily net assets of the Class B Shares pursuant to a service plan (the "Class B Service Plan"), which fee may be used by the Distributor to provide compensation for ongoing servicing and/or maintenance of shareholder accounts with respect to Class B Shares of the Funds. Although Class B Share are sold without an initial sales charge, the Distributor pays a total of 4.25% of the amount invested (including a prepaid service fee of 0.25% of the amount invested) to dealers who sell Class B Shares (excluding exchanges from other Class B Shares in the First American family of funds). The service fee payable under the Class B Service Plan is prepaid for the first year as described above.

    The Class A and Class B Distribution Plans recognize that the Adviser, the Administrator, the Distributor, and any Participating Institution may in their discretion use their own assets to pay for certain additional costs of distributing Fund shares. Any arrangement to pay such additional costs may be commenced or discontinued by any of these persons at any time. In addition, while there is no sales charge on purchases of Class A Shares of $1 million and more, the Adviser may pay amounts to broker-dealers from its own assets with respect to such sales. U.S. Bancorp Investments, Inc., and Piper Jaffray Inc., broker-dealers affiliated with the Adviser ("USBI"), each is a Participating Institution.


 INVESTING IN THE FUNDS

    ---------------------------------------------------------------------------
    SHARE PURCHASES

    Shares of the Funds are sold at their net asset value, next determined after an order is received, plus any applicable sales charge, on days on which both the New York Stock Exchange and federally- chartered banks are open for business. Shares may be purchased as described below. The Funds reserve the right to reject any purchase request.

    THROUGH A FINANCIAL INSTITUTION. Shares may be purchased through a financial institution which has a sales agreement with the Distributor. An investor may call his or her financial institution to place an order. Purchase orders must be received by the financial institution by the time specified by the institution to be assured same day processing, and purchase orders must be transmitted to and received by the Funds by 3:00 p.m. Central time in order for shares to be purchased at that day's price unless the financial institution has been authorized to accept purchase orders on behalf of the Funds. It is the financial institution's responsibility to transmit orders promptly.

    Certain financial institutions assist their clients in the purchase or redemption of shares and charge a fee for this service. In addition, certain financial institutions are authorized to act as Mid Cap Growth Fund's and Emerging Markets Fund's agent for the purpose of accepting purchase orders, and such Funds will be deemed to have received a purchase order upon receipt of the order by the financial institution.

    BY MAIL. An investor may place an order to purchase shares of the Funds directly through the Transfer Agent. Orders by mail will be executed upon receipt of payment by the Transfer Agent. If an investor's check does not clear, the purchase will be cancelled and the investor could be liable for any losses or fees incurred. Third-party checks, credit cards, credit card checks and cash will not be accepted. When purchases are made by check, the proceeds of redemptions of the shares purchased are not available until the Transfer Agent is reasonably certain that the purchase payment has cleared, which could take up to ten calendar days from the purchase date. In order to purchase shares by mail, an investor must:


    *   complete and sign the new account form;

    *   enclose a check made payable to (Fund name); and

    * mail both to DST Systems, Inc., P.O. Box 419382, Kansas City, Missouri 64141-6382.

    After an account is established, an investor can purchase shares by mail by enclosing a check and mailing it to DST Systems, Inc. at the above address.

    BY WIRE. To purchase shares of a Fund by wire, call (800) 637-2548 before 3:00 p.m. Central time. All information needed will be taken over the telephone, and the order will be considered placed when the Custodian receives payment by wire. If the Custodian does not receive the wire by 3:00 p.m. Central time, the order will be executed the next business day. Federal funds should be wired as follows: U.S. Bank National Association, Minneapolis, Minnesota, ABA Number 091000022; For Credit to: DST Systems, Inc., Account Number 160234580266; For Further Credit To: (Investor Name and Fund Name). Shares cannot be purchased by Federal Reserve wire on days on which the New York Stock Exchange is closed or federally-chartered banks are closed.


    ---------------------------------------------------------------------------
    MINIMUM INVESTMENT REQUIRED

    The minimum initial investment for each Fund is $1,000 unless the investment is in a retirement plan, in which case the minimum investment is $250. The minimum subsequent investment is $100. The Funds reserve the right to waive the minimum investment requirement for employees of the Adviser and its affiliates.


    ---------------------------------------------------------------------------
    ALTERNATIVE SALES CHARGE OPTIONS

    THE TWO ALTERNATIVES: OVERVIEW. An investor may purchase shares of a Fund at a price equal to its net asset value per share plus a sales charge which, at the investor's election, may be imposed either (i) at the time of the purchase (the Class A "initial sales charge alternative"), or (ii), in the case of Mid Cap Growth and Emerging Markets Fund, on a contingent deferred basis (the Class B "deferred sales charge alternative"). Each of Class A and Class B Shares represents a Fund's interest in its portfolio of investments. The classes have the same rights and are identical in all respects except that (i) Class B Shares bear the expenses of the contingent deferred sales charge arrangement and distribution and service fees resulting from such sales arrangement, while Class A Shares bear only shareholder servicing fees; (ii) each class has exclusive voting rights with respect to approvals of any Rule 12b-1 distribution plan related to that specific class (although Class B shareholders may vote on any distribution fees imposed on Class A Shares as long as Class B Shares convert into Class A Shares); (iii) only Class B Shares carry a conversion feature; and (iv) each class has different exchange privileges. Sales personnel of financial institutions distributing the Funds' shares, and other persons entitled to receive compensation for selling shares, may receive differing compensation for selling Class A and Class B Shares.

    These alternative purchase arrangements permit an investor to choose the method of purchasing shares that is more beneficial to that investor. The amount of a purchase, the length of time an investor expects to hold the shares, and whether the investor wishes to receive dividends in cash or in additional shares, will all be factors in determining which sales charge option is best for a particular investor. An investor should consider whether, over the time he or she expects to maintain the investment, the accumulated sales charges on Class B Shares prior to conversion would be less than the initial sales charge on Class A Shares, and to what extent the differential may be offset by the expected higher yield of Class A Shares. Class A Shares will normally be more beneficial to an investor if he or she qualifies for reduced sales charges as described below. Accordingly, orders for Class B Shares for $250,000 or more ordinarily will be treated as orders for Class A Shares or declined.

    The Directors of FAIF have determined that no conflict of interest currently exists between the Class A and Class B Shares. On an ongoing basis, the Directors, pursuant to their fiduciary duties under the 1940 Act and state laws, will seek to ensure that no such conflict arises.


    ---------------------------------------------------------------------------
    CLASS A SHARES

    WHAT CLASS A SHARES COST. Class A Shares of each Fund are offered on a continuous basis at their next determined offering price, which is net asset value, plus a sales charge as set forth below:

    ----------------------------------------------------------------------------
    MIDCAP GROWTH FUND AND EMERGING MARKETS FUND


                                                                        MAXIMUM
                                                                      AMOUNT OF
                                 SALES CHARGE     SALES CHARGE     SALES CHARGE
                                AS PERCENTAGE    AS PERCENTAGE     REALLOWED TO
                                  OF OFFERING     OF NET ASSET    PARTICIPATING
                                        PRICE            VALUE     INSTITUTIONS
================================================================================
 Less than $50,000                     4.50%           4.71%            4.05%
 $50,000 but less than $100,000        4.00%           4.17%            3.60%
 $100,000 but less than $250,000       3.50%           3.63%            3.15%
 $250,000 but less than $500,000       2.75%           2.83%            2.47%
 $500,000 but less than $1,000,000     2.00%           2.04%            1.80%
 $1,000,000 and over                      0%              0%               0%
================================================================================

    ----------------------------------------------------------------------------
    ADJUSTABLE RATE MORTGAGE SECURITIES FUND


                                                                        MAXIMUM
                                                                      AMOUNT OF
                                 SALES CHARGE     SALES CHARGE     SALES CHARGE
                                AS PERCENTAGE    AS PERCENTAGE     REALLOWED TO
                                  OF OFFERING     OF NET ASSET    PARTICIPATING
                                        PRICE            VALUE     INSTITUTIONS
================================================================================
 Less than $50,000                     2.00%           2.04%             1.80%
 $50,000 but less than $100,000        1.50%           1.52%             1.35%
 $100,000 but less than $250,000       1.00%           1.01%             0.90%
 $250,000 but less than $500,000       0.75%           0.76%             0.68%
 $500,000 but less than $1,000,000     0.50%           0.50%             0.45%
 $1,000,000 and over                      0%              0%                0%
================================================================================

    ----------------------------------------------------------------------------
    TAX FREE FUND AND MINNESOTA TAX FREE FUND


                                                                        MAXIMUM
                                                                      AMOUNT OF
                                 SALES CHARGE     SALES CHARGE     SALES CHARGE
                                AS PERCENTAGE    AS PERCENTAGE     REALLOWED TO
                                  OF OFFERING     OF NET ASSET    PARTICIPATING
                                        PRICE            VALUE     INSTITUTIONS
================================================================================
 Less than $50,000                     3.00%           3.09%             2.70%
 $50,000 but less than $100,000        2.50%           2.56%             2.25%
 $100,000 but less than $250,000       2.00%           2.04%             1.80%
 $250,000 but less than $500,00  0     1.50%           1.52%             1.35%
 $500,000 but less than $1,000,000     1.00%           1.01%             0.80%
 $1,000,000 and over                      0%              0%                0%
================================================================================

    There is no initial sales charge on purchases of Class A Shares of $1 million or more. However, Participating Institutions may receive a commission of up to 1.00% on such sales. Redemptions of Class A Shares purchased at net asset value within 24 months of such purchases will be subject to a contingent deferred sales charge of up to 1.00%. Class A Shares that are redeemed will not be subject to this contingent deferred sales charge to the extent that the value of the shares represents capital appreciation of Fund assets or reinvestment of dividends or capital gain distributions.

    Net asset value is determined as of the close of normal trading on the New York Stock Exchange (3:00 p.m. Central time Monday through Friday) except on
    (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected;
    (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) days on which the New York Stock Exchange or federally-chartered banks are closed including, but not limited to, the following federal holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. In addition, net asset value will not be calculated on Good Friday.

    DEALER CONCESSION. A dealer will normally receive up to 90% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the Distributor. In addition, the Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs which will be paid by the Distributor from the sales charge it receives or from any other source available to it. Under any such program, the Distributor will provide promotional incentives, in the form of cash or other compensation including merchandise, airline vouchers, trips and vacation packages, to all dealers selling shares of the Funds. Promotional incentives of these kinds will be offered uniformly to all dealers and predicated upon the amount of shares of the Funds sold by the dealer. Whenever 90% or more of a sales charge is paid to a dealer, that dealer may be deemed to be an underwriter as defined in the Securities Act of 1933.

    The sales charge for shares sold other than through registered broker-dealers will be retained by the Distributor. The Distributor may pay fees to financial institutions out of the sales charge in exchange for sales and/or administrative services performed on behalf of the institution's customers in connection with the initiation of customer accounts and purchases of Fund shares.

    REDUCING THE CLASS A SALES CHARGE. The sales charge can be reduced on the purchase of Class A Shares through (i) quantity discounts and accumulated purchases, or (ii) signing a 13-month letter of intent:

    * QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES: As shown in the table above, larger purchases of Class A Shares reduce the percentage sales charge paid. Each Fund will combine purchases made on the same day by an investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

        The sales charge discount applies to the total current market value of any Fund, plus the current market value of any other FAIF Fund and any other mutual funds having a sales charge and distributed as part of the First American family of funds. Prior purchases and concurrent purchases of Class A Shares of any FAIF Fund will be considered in determining the sales charge reduction. In order for an investor to receive the sales charge reduction on Class A Shares, the Transfer Agent must be notified by the investor in writing or by his or her financial institution at the time the purchase is made that Fund shares are already owned or that purchases are being combined.

    * LETTER OF INTENT: If an investor intends to purchase at least $50,000 of Class A Shares in a Fund and other FAIF Funds over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the Custodian to hold a percentage equal to the particular FAIF Fund's maximum sales charge rate of the total amount intended to be purchased in escrow (in shares) for all FAIF Funds until the purchase is completed.

        The amount held in escrow for all FAIF Funds will be applied to the investor's account at the end of the 13-month period after deduction of the sales load applicable to the dollar value of shares actually purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.

        A letter of intent will not obligate the investor to purchase shares, but if he or she does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days.

    SALES OF CLASS A SHARES AT NET ASSET VALUE. Purchases of a Fund's Class A Shares by the Adviser, the Sub-Adviser, or any of their affiliates, or any of their or FAIF's officers, directors, employees, retirees, sales representatives and partners, registered representatives of any broker-dealer authorized to sell Fund shares, and full-time employees of FAIF's general counsel, and members of their immediate families (i.e., parent, child, spouse, sibling, step or adopted relationships, and UTMA accounts naming qualifying persons), may be made at net asset value without a sales charge. A Fund's Class A Shares also may be purchased at net asset value without a sales charge by fee-based registered investment advisers, financial planners and registered broker-dealers who are purchasing shares on behalf of their customers and by purchasers through "one-stop" mutual fund networks through which the Funds are made available. In addition, Class A Shares may be purchased at net asset value without a sales charge by qualified defined contribution plans participating in the First American 401(k) Plan Program, investors participating in asset allocation "wrap" accounts offered by the Adviser or any of its affiliates, and by retirement and deferred compensation plans and the trusts used to fund such plans (including, but not limited to, those defined in sections 401(a), 403(b) and 457 of the Internal Revenue Code and "rabbi trusts"), which plans and trusts purchase through "one-stop" mutual fund networks.

    If Class A Shares of a Fund have been redeemed, the shareholder has a one-time right, within 30 days, to reinvest the redemption proceeds in Class A Shares of any FAIF Fund at the next-determined net asset value without any sales charge. The Transfer Agent must be notified by the shareholder in writing or by his or her financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his or her shares of a Fund, there may be tax consequences.

    In addition, purchases of Class A Shares of a Fund that are funded by proceeds received upon the redemption (within 60 days of the purchase of Fund shares) of shares of any unrelated open-end investment company that charges a sales load and rollovers from retirement plans that utilize the Funds as investment options may be made at net asset value. To make such a purchase at net asset value, an investor or the investor's broker must, at the time of purchase, submit a written request to the Transfer Agent that the purchase be processed at net asset value pursuant to this privilege, accompanied by a photocopy of the confirmation (or similar evidence) showing the redemption from the unrelated fund. The redemption of the shares of the non-related fund is, for federal income tax purposes, a sale upon which a gain or loss may be realized.


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    CLASS B SHARES

    CONTINGENT DEFERRED SALES CHARGE. Class B Shares are sold at net asset value without any initial sales charge. If an investor redeems Class B Shares within eight years of purchase, he or she will pay a contingent deferred sales charge at the rates set forth below. This charge is assessed on an amount equal to the lesser of the then-current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price or on shares derived from reinvestment of dividends or capital gain distributions.

                                      CONTINGENT DEFERRED
                                        SALES CHARGE AS A
                                            PERCENTAGE OF
                      YEAR SINCE            DOLLAR AMOUNT
                      PURCHASE          SUBJECT TO CHARGE
                    -------------------------------------

                      First                         5.00%
                      Second                        5.00%
                      Third                         4.00%
                      Fourth                        3.00%
                      Fifth                         2.00%
                      Sixth                         1.00%
                      Seventh                       None
                      Eighth                        None
                    -------------------------------------

    In determining whether a particular redemption is subject to a contingent deferred sales charge, it is assumed that the redemption is first of any Class A Shares in the shareholder's Fund account; second, of any Class B Shares held for more than eight years and Class B Shares acquired pursuant to reinvestment of dividends or other distributions; and third, of Class B Shares held longest during the eight-year period. This method should result in the lowest possible sales charge.

    The contingent deferred sales charge is waived on redemption of Class B Shares (i) within one year following the death or disability (as defined in the Internal Revenue Code) of a shareholder and (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70 1/2. A shareholder or his or her representative must notify the Transfer Agent prior to the time of redemption if such circumstances exist and the shareholder is eligible for this waiver.

    CONVERSION FEATURE. At the end of the period ending eight years after the beginning of the month in which the shares were issued, Class B Shares will automatically convert to Class A Shares and will no longer be subject to the Class B distribution and service fees. This conversion will be on the basis of the relative net asset values of the two classes.


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    SYSTEMATIC EXCHANGE PROGRAM

    Shares of a Fund may also be purchased through automatic monthly deductions from a shareholder's account in the same class of shares of Prime Obligations Fund of First American Funds, Inc. Under a systematic exchange program, a shareholder enters an agreement to purchase a specified class of shares of one or more Funds over a specified period of time, and initially purchases Prime Obligations Fund shares of the same class in an amount equal to the total amount of the investment. On a monthly basis a specified dollar amount of shares of Prime Obligations Fund is exchanged for shares of the same class of the Funds specified. The systematic exchange program of investing a fixed dollar amount at regular intervals over time has the effect of reducing the average cost per share of the Funds. This effect also can be achieved through the systematic investment program described below. Because purchases of Class A Shares are subject to an initial sales charge, it may be beneficial for an investor to execute a Letter of Intent in connection with the systematic exchange program. A shareholder may apply for participation in this program through his or her financial institution or by calling (800) 637-2548.


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    SYSTEMATIC INVESTMENT PROGRAM

    Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares at the net asset value next determined after an order is received, plus any applicable sales charge. A shareholder may apply for participation in this program through his or her financial institution or by calling (800) 637-2548.


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    EXCHANGING SECURITIES FOR FUND SHARES

    A Fund may accept securities in exchange for Fund shares. A Fund will allow such exchanges only upon the prior approval by the Fund and a determination by the Fund and the Adviser that the securities to be exchanged are acceptable. Securities accepted by a Fund will be valued in the same manner that a Fund values its assets. The basis of the exchange will depend upon the net asset value of Fund shares on the day the securities are valued.


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    CERTIFICATES AND CONFIRMATIONS

    The Transfer Agent maintains a share account for each shareholder. Share certificates will not be issued by the Funds.

    Confirmations of each purchase and redemption are sent to each shareholder. In addition, monthly confirmations are sent to report all transactions and dividends paid during that month for the Funds.


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    DIVIDENDS AND DISTRIBUTIONS

    Dividends with respect to each Fund (except Emerging Markets Fund) are declared and paid monthly to all shareholders of record on the record date. Dividends with respect to Emerging Markets Fund are declared and paid annually to all shareholders of record on the record date. Distributions of any net realized long-term capital gains will be made at least once every 12 months. Dividends and distributions are automatically reinvested in additional shares of the Fund paying the dividend on payment dates at the ex-dividend date net asset value without a sales charge, unless shareholders request cash payments on the new account form or by writing to the Fund.

    All shareholders on the record date are entitled to the dividend. If shares are purchased before a record date for a dividend or a distribution of capital gains, a shareholder will pay the full price for the shares and will receive some portion of the purchase price back as a taxable dividend or distribution (to the extent, if any, that the dividend or distribution is otherwise taxable to holders of Fund shares). If shares are redeemed or exchanged before the record date for a dividend or distribution or are purchased after the record date, those shares are not entitled to the dividend or distribution.

    The amount of dividends payable on Class A and Class B Shares generally will be less than the dividends payable on Class Y Shares because of the shareholder servicing expenses charged to Class A and Class B Shares. The amount of dividends payable on Class A Shares generally will be more than the dividends payable on the Class B Shares because of the higher distribution and shareholder servicing fees paid by Class B Shares.


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    EXCHANGE PRIVILEGE

    Shareholders may exchange Class A or Class B Shares of a Fund for currently available Class A Shares or Class B Shares, respectively, of the other FAIF Funds or of other funds in the First American family of funds. Class A Shares of the Funds, whether acquired by direct purchase, reinvestment of dividends on such shares, or otherwise, may be exchanged for Class A Shares of other funds without the payment of any sales charge (i.e., at net asset value). Exchanges of shares among the First American family of funds must meet any applicable minimum investment of the fund for which shares are being exchanged.

    For purposes of calculating the Class B Shares' eight-year conversion period or contingent deferred sales charges payable upon redemption, the holding period of Class B Shares of the "old" fund and the holding period of Class B Shares of the "new" fund are aggregated.

    The ability to exchange shares of the Funds does not constitute an offering or recommendation of shares of one fund by another fund. This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. An investor who is considering acquiring shares in another First American fund pursuant to the exchange privilege should obtain and carefully read a prospectus of the fund to be acquired. Exchanges may be accomplished by a written request, or by telephone if a preauthorized exchange authorization is on file with the Transfer Agent, shareholder servicing agent, or financial institution.

    Written exchange requests must be signed exactly as shown on the authorization form, and the signatures may be required to be guaranteed as for a redemption of shares by an entity described below under "Redeeming Shares -- Directly From the Funds -- Signatures." Neither the Funds, the Distributor, the Transfer Agent, any shareholder servicing agent, or any financial institution will be responsible for further verification of the authenticity of the exchange instructions.

    Telephone exchange instructions made by an investor may be carried out only if a telephone authorization form completed by the investor is on file with the Transfer Agent, shareholder servicing agent, or financial institution. Shares may be exchanged between two First American funds by telephone only if both funds have identical shareholder registrations.

    Telephone exchange instructions may be recorded and will be binding upon the shareholder. Telephone instructions must be received by the Transfer Agent before 3:00 p.m. Central time, or by a shareholder's shareholder servicing agent or financial institution by the time specified by it, in order for shares to be exchanged the same day. Neither the Transfer Agent nor any Fund will be responsible for the authenticity of exchange instructions received by telephone if it reasonably believes those instructions to be genuine. The Funds and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and they may be liable for losses resulting from unauthorized or fraudulent telephone instructions if they do not employ these procedures.

    Shareholders of the Funds may have difficulty in making exchanges by telephone through brokers and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his or her broker or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to DST Systems, Inc., 330 West Ninth Street, Kansas City, Missouri 64105. The exchange privilege should not be used to take advantage of short-term swings in the securities markets. The Funds reserve the right to limit or terminate exchange privileges as to any shareholder who makes exchanges more than four times a year (other than through the Systematic Exchange Program or similar periodic investment program). The Funds may modify or revoke the exchange privilege for all shareholders upon 60 days' prior written notice or without notice in times of drastic economic or market changes.

    Shares of a class in which an investor is no longer eligible to participate may be exchanged for shares of a class in which that investor is eligible to participate. An example of such an exchange would be a situation in which an individual holder of Class A Shares subsequently opens a fiduciary, custody or agency account with a financial institution which invests in Class Y Shares.

    The terms of any exchange privilege may be modified or terminated by the Funds at any time. There are currently no additional fees or charges for the exchange service. The Funds do not contemplate establishing such fees or charges, but they reserve the right to do so. Shareholders will be notified of any modification or termination of the exchange privilege and of the imposition of any additional fees or charges.


 REDEEMING SHARES

    Each Fund redeems shares at their net asset value next determined after the Transfer Agent receives the redemption request, reduced by any applicable contingent deferred sales charge. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests can be made as described below and must be received in proper form.


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    BY TELEPHONE

    A shareholder may redeem shares of a Fund, if he or she elects the privilege on the initial shareholder application, by calling his or her financial institution to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution (less the amount of any applicable contingent deferred sales charge). Redemption requests must be received by the financial institution by the time specified by the institution in order for shares to be redeemed at that day's net asset value, and redemption requests must be transmitted to and received by the Funds by 3:00 p.m. Central time in order for shares to be redeemed at that day's net asset value unless the financial institution has been authorized to accept redemption requests on behalf of the Funds. Pursuant to instructions received from the financial institution, redemptions will be made by check or by wire transfer. It is the financial institution's responsibility to transmit redemption requests promptly.

    Certain financial institutions are authorized to act as Mid Cap Growth Fund's and Emerging Markets Fund's agent for the purpose of accepting redemption requests, and such Funds will be deemed to have received a redemption request upon receipt of the request by the financial institution.

    Shareholders who did not purchase their shares of a Fund through a financial institution may redeem their shares by telephoning (800) 637-2548. At the shareholder's request, redemption proceeds will be paid by check mailed to the shareholder's address of record or wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve

    System, normally within one business day, but in no event more than seven days after the request. Wire instructions must be previously established on the account or provided in writing. The minimum amount for a wire transfer is $1,000. If at any time the Funds determine it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.

    In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If this should occur, another method of redemption should be considered. Neither the Transfer Agent nor any Fund will be responsible for any loss, liability, cost or expense for acting upon wire transfer instructions or telephone instructions that it reasonably believes to be genuine. The Transfer Agent and the Funds will each employ reasonable procedures to confirm that instructions communicated are genuine. These procedures may include taping of telephone conversations. To ensure authenticity of redemption or exchange instructions received by telephone, the Transfer Agent examines each shareholder request by verifying the account number and/or taxpayer identification number at the time such request is made. The Transfer Agent subsequently sends confirmations of both exchange sales and exchange purchases to the shareholder for verification. If reasonable procedures are not employed, the Transfer Agent and the Funds may be liable for any losses due to unauthorized or fraudulent telephone transactions.


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    BY MAIL

    Any shareholder may redeem Fund shares by sending a written request to the Transfer Agent, shareholder servicing agent, or financial institution. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested to be redeemed, and should be signed exactly as the shares are registered. Shareholders should call the Fund, shareholder servicing agent or financial institution for assistance in redeeming by mail. A check for redemption proceeds normally is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

    Shareholders requesting a redemption of $5,000 or more, a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have signatures on written redemption requests guaranteed by:

    * a trust company or commercial bank the deposits of which are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

    * a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchanges or of the National Association of Securities Dealers;

    * a savings bank or savings and loan association the deposits of which are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

    * any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

    The Funds do not accept signatures guaranteed by a notary public.

    The Funds and the Transfer Agent have adopted standards for accepting signature guarantees from the above institutions. The Funds may elect in the future to limit eligible signature guarantees to institutions that are members of a signature guarantee program. The Funds and the Transfer Agent reserve the right to amend these standards at any time without notice.


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    BY SYSTEMATIC WITHDRAWAL PROGRAM

    Shareholders whose account value is at least $5,000 may elect to participate in the Systematic Withdrawal Program. Under this program, Fund shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. A shareholder may apply to participate in this program through his or her financial institution. It is generally not in a shareholder's best interest to participate in the Systematic Withdrawal Program at the same time that the shareholder is purchasing additional shares if a sales charge must be paid in connection with such purchases.


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    REDEMPTION BEFORE PURCHASE INSTRUMENTS CLEAR

    When shares are purchased by check or with funds transmitted through the Automated Clearing House, the proceeds of redemptions of those shares are not available until the Transfer Agent is reasonably certain that the purchase payment has cleared, which could take up to ten calendar days from the purchase date.


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    ACCOUNTS WITH LOW BALANCES

    Due to the high cost of maintaining accounts with low balances, a Fund may redeem shares in any account, except retirement plans, and pay the proceeds, less any applicable contingent deferred sales charge, to the shareholder if the account balance falls below the required minimum value of $500. Shares will not be redeemed in this manner, however, if the balance falls below $500 because of changes in a Fund's net asset value. Before shares are redeemed to close an account, the shareholder will be notified in writing and allowed 60 days to purchase additional shares to meet the minimum account requirement.


 DETERMINING THE PRICE
 OF SHARES

    Class A Shares of the Funds are sold at net asset value plus a sales charge, while Class B Shares are sold without a front-end sales charge. Shares are redeemed at net asset value less any applicable contingent deferred sales charge. See "Investing in the Funds -- Alternative Sales Charge Options."

    The net asset value per share is determined as of the close of normal trading on the New York Stock Exchange (3:00 p.m. Central time) on each day the New York Stock Exchange and federally-chartered banks are open for business, provided that net asset value need not be determined on days when no Fund shares are tendered for redemption and no order for that Fund's shares is received and on days on which changes in the value of portfolio securities will not materially affect the current net asset value of the Fund's shares. The price per share for purchases or redemptions is such value next computed after the Transfer Agent receives the purchase order or redemption request.

    It is the responsibility of Participating Institutions promptly to forward purchase and redemption orders to the Transfer Agent. In the case of redemptions and repurchases of shares owned by corporations, trusts or estates, the Transfer Agent or Fund may require additional documents to evidence appropriate authority in order to effect the redemption, and the applicable price will be that next determined following the receipt of the required documentation.


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    DETERMINING NET ASSET VALUE

    The net asset value per share for each of the Funds is determined by dividing the value of the securities owned by the Fund plus any cash and other assets (including interest accrued and dividends declared but not collected), less all liabilities, by the number of Fund shares outstanding. For the purpose of determining the aggregate net assets of the Funds, cash and receivables will be valued at their face amounts. Interest will be recorded as accrued and dividends will be recorded on the ex-dividend date. Security valuations are furnished by an independent pricing service that has been approved by the Board of Directors. Securities listed on a securities exchange or an automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange on which they are traded on the valuation date, or, if there is no such reported sale on the valuation date, at the most recently quoted bid price.

    Debt obligations with remaining maturities in excess of sixty days are valued at the most recently quoted bid price. For such debt obligations the pricing service may employ methods that utilize actual market transactions, broker-dealer valuations, or other electronic data processing techniques. These techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at security valuations. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost which approximates market value. If a security price cannot be obtained from an independent pricing service a bid price may be obtained from an independent broker who makes a market in the security.

    Foreign securities owned by the Funds are valued at the closing prices on the principal exchange on which they trade.

    If the value for a security cannot be obtained from the sources described above, the security's value may be determined pursuant to the fair value procedures established by the Board of Directors.

    Financial futures are valued at the settlement price established each day by the board of exchange on which they are traded. Portfolio securities underlying actively traded options are valued at their market price as determined above. The current market value of any exchange traded options held or written by a Fund, are valued at the closing bid price for a long position or the closing ask price for a short position.

    Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's exchange rate and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by the Reuters system.


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    FOREIGN SECURITIES

    Any assets or liabilities of the Funds initially expressed in terms of foreign currencies are translated into United States dollars using current exchange rates. Trading in securities on foreign markets may be completed before the close of business on each business day of the Funds. Thus, the calculation of the Funds' net asset value may not take place contemporaneously with the determination of the prices of foreign securities held in the Funds' portfolios. In addition, trading in securities on foreign markets may not take place on all days on which the New York Stock Exchange is open for business or may take place on days on which the New York Stock Exchange is not open for business. Therefore, the net asset value of a Fund which holds foreign securities might be significantly affected on days when an investor has no access to the Fund.


 INCOME TAXES

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    FEDERAL INCOME TAXATION -- ALL OF THE FUNDS

    Each Fund is treated as a different entity for federal income tax purposes. Each of the Funds intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), for the current fiscal year and in the future. If so qualified and provided certain distribution requirements are met, a Fund will not be liable for federal income taxes to the extent it distributes its income to its shareholders.

    Distributions paid from net taxable investment income and any net realized short-term capital gains will be taxable to shareholders as ordinary income, whether received in cash or in additional shares.

    Distributions paid from long-term capital gains (and designated as such) generally will be taxable as long-term capital gains for federal income tax purposes, whether received in cash or shares, regardless of how long a shareholder has held the shares in a Fund. In the case of shareholders who are individuals, estates, or trusts, each Fund will designate the portion of each capital gain dividend that must be treated as mid-term capital gain (subject to a maximum tax rate of 28%) and the portion that must be treated as long-term capital gain (subject to a maximum tax rate of 20%).

    Gain or loss realized on the sale or exchange of shares in a Fund will be treated as capital gain or loss, provided that (as is usually the case) the shares represented a capital asset in the hands of the shareholder. For corporate shareholders, such gain or loss will be long-term gain or loss if the shares were held more than one year. For shareholders who are individuals, estates, or trusts the gain or loss will be considered long-term (subject to a maximum tax rate of 20%) if the shareholder has held the shares for more than 18 months and mid-term (subject to a maximum tax rate of 28%) if the shareholder has held the shares for more than one year but not more than 18 months.

    A Fund may be required to "back-up" withhold 31% of any dividend, distribution, or redemption payment made to a shareholder who fails to furnish the Fund with the shareholder's Social Security number or other taxpayer identification number or to certify that he or she is not subject to back-up withholding.


    ---------------------------------------------------------------------------
    TAX FREE FUND AND MINNESOTA TAX FREE FUND

    Distributions of net interest income from tax-exempt obligations that are designated by Tax Free Fund and Minnesota Tax Free Fund as exempt-interest dividends are excludable from the gross income of each Fund's shareholders. A portion of such dividends may, however, be subject to the alternative minimum tax, as discussed below.

    For federal income tax purposes, an alternative minimum tax ("AMT") is imposed on taxpayers to the extent that such tax, if any, exceeds a taxpayer's regular income tax liability (with certain adjustments). Liability for AMT will depend on each shareholder's tax situation.

    Exempt-interest dividends attributable to interest income on certain tax-exempt obligations issued after August 7, 1986, to finance certain private activities will be treated as an item of tax preference that is included in alternative minimum taxable income for purposes of computing the federal AMT for all taxpayers. Each of Tax Free Fund and Minnesota Tax Free Fund may invest up to 20% of its assets in obligations the interest on which is treated as an item of tax preference for federal income tax purposes. Also, a portion of all other tax-exempt interest received by a corporation, including exempt-interest dividends, will be included in adjusted current earnings and in earnings and profits for purposes of determining the federal corporate alternative minimum tax and the branch profits tax imposed on foreign corporations under Section 884 of the Code. Each shareholder is advised to consult his or her tax adviser with respect to the possible effects of such tax preference items.

    The Tax Reform Act of 1986 imposed new requirements on certain tax-exempt bonds which, if not satisfied, could result in loss of tax exemption for interest on such bonds, even retroactively to the date of issuance of the bonds. Proposals may be introduced before Congress in the future, the purpose of which will be to further restrict or eliminate the federal income tax exemption for tax-exempt bonds held by Tax Free Fund and Minnesota Tax Free Fund. Tax Free Fund and Minnesota Tax Free Fund will avoid investment in bonds which, in the opinion of the Adviser, pose a material risk of the loss of tax exemption. Further, if a bond in a Fund's portfolio lost its exempt status, the Fund would make every effort to dispose of that investment on terms that are not detrimental to the Fund.

    In certain instances, the portion of Social Security benefits received by a shareholder that is subject to federal income tax may be affected by the amount of exempt-interest dividends received by the shareholder from Tax Free Fund or Minnesota Tax Free Fund.

    Interest on indebtedness incurred by a shareholder to purchase or carry shares of Tax Free Fund and Minnesota Tax Free Fund will not be deductible for federal income purposes.

    ---------------------------------------------------------------------------
    EMERGING MARKETS FUND

    Dividends paid by Emerging Markets Fund attributable to investments in the securities of foreign issuers will not be eligible for the 70% deduction for dividends received by corporations.

    Emerging Markets Fund may be required to pay withholding and other taxes imposed by foreign countries, generally at rates from 10% to 40%, which would reduce the Fund's investment income. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

    If at the end of Emerging Markets Fund's taxable year more than 50% of its total assets consists of stock or securities of foreign corporations, the Fund will be eligible to file an election with the Internal Revenue Service to "pass through" to its shareholders the amount of foreign income taxes (including withholding taxes) it paid. Pursuant to this election, shareholders of the Fund will be required to include in gross income their respective pro rata portions of such foreign taxes, treat such amounts as foreign taxes paid by them, and subject to certain limitations, deduct such amounts in computing their taxable income or, alternatively, use them as foreign tax credits against their federal income taxes. If such an election is filed for a year, Emerging Markets Fund shareholders will be notified of the amounts which they may deduct as foreign taxes paid or used as foreign tax credits.

    Alternatively, if the amount of foreign taxes paid by Emerging Markets Fund is not large enough in future years to warrant making the election described above, the Fund may claim the amount of foreign taxes paid as a deduction against its own gross income. In that case, shareholders will not be required to include any amount of foreign taxes paid by the Fund in their income and will not be permitted either to deduct any portion of foreign taxes from their own income or to claim any amount of foreign tax credit for taxes paid by the Fund.

    Information concerning distributions will be mailed to shareholders annually. Shareholders are required for information purposes to report exempt-interest dividends and other tax-exempt interest on their tax returns.


    ---------------------------------------------------------------------------
    MINNESOTA INCOME TAXATION -- MINNESOTA TAX FREE FUND

    The portion of exempt-interest dividends paid by Minnesota Tax Free Fund that is derived from interest on tax-exempt obligations issued by the State of Minnesota, its political subdivisions and instrumentalities, is excluded from the Minnesota taxable net income of individuals, estates and trusts, provided that the portion of the exempt-interest dividends from such Minnesota sources paid to all shareholders represent 95 percent or more of the exempt-interest dividends paid by the Fund. The remaining portion of such dividends, and dividends or capital gain dividends, are included in the Minnesota taxable net income of individuals, estates and trusts, except for dividends directly attributable to interest on obligations of the United States Government, its territories and possessions. Exempt-interest dividends are not excluded from the Minnesota taxable income of corporations and financial institutions. Dividends qualifying for federal income tax purposes as capital gain dividends are to be treated by shareholders as long-term capital gains. Minnesota has repealed the favorable treatment of long-term capital gains, while retaining restrictions on the deductibility of capital losses. As under federal law, the portion of Social Security benefits subject to Minnesota income tax may be affected by the amount of exempt-interest dividends received by the shareholders. Exempt-interest dividends attributable to interest on certain private activity bonds issued after August 7, 1986 will be included in Minnesota alternative minimum taxable income of individuals, estates and trusts for purposes of computing Minnesota's alternative minimum tax. Dividends generally will not qualify for the dividends-received deduction for corporations and financial institutions.

    ---------------------------------------------------------------------------
    OTHER STATE AND LOCAL TAXATION

    Except to the extent described above under "-- Minnesota Income Taxation -- Minnesota Tax Free Fund," distributions by all of the Funds may be subject to state and local taxation (even if, in the case of Tax Free Fund, they are exempt from federal income taxes). Shareholders are urged to consult their own tax advisers regarding state and local taxation.


 TAX-EXEMPT VS.
 INCOME TAXABLE

    The tables above show the approximate yields that taxable securities must earn to equal yields that are (i) exempt from federal income taxes; and (ii) exempt from both federal and Minnesota income taxes, under selected income tax brackets scheduled to be in effect in 1998. The effective combined rates reflect the deduction of state income taxes from federal income. The 34.1%, 36.9%, 41.4%, and 44.7% combined federal/Minnesota rates assume that the investor is subject to an 8.5% marginal Minnesota income tax rate and a marginal federal income tax rate of 28%, 31%, 36% and 39.6%, respectively. The combined rates do not reflect federal rules concerning the phase-out of personal exemptions and limitations on the allowance of itemized deductions for certain high-income taxpayers. The tables are based upon yields that are derived solely from tax-exempt income. To the extent that a Fund's yield is derived from taxable income, the Fund's tax equivalent yield will be less than set forth in the tables. The tax-free yields used in these tables should not be considered as representations of any particular rates of return and are for purposes of illustration only.


 FUND SHARES

    Each share of a Fund is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Funds have no preemptive or conversion rights.

    Each share of a Fund has one vote. On some issues, such as the election of directors, all shares of all FAIF Funds vote together as one series. The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of directors are able to elect all of the directors if they choose to do so. On issues affecting only a particular Fund or class of shares, the shares of that Fund or class will vote as a separate series. Examples of such issues would be proposals to alter a fundamental

                                       TAX-EQUIVALENT YIELDS

                                                                COMBINED FEDERAL AND
                      FEDERAL TAX BRACKETS                     MINNESOTA TAX BRACKETS
-------------------------------------------------     --------------------------------------
TAX-FREE
  YIELDS      28%       31%       36%       39.6%     34.1%     36.9%       41.4%      44.7%
=================================================     ======================================
   3.0%      4.17%     4.35%     4.69%      4.97%     4.55%     4.75%       5.12%      5.42%
   3.5%      4.86%     5.07%     5.47%      5.79%     5.31%     5.55%       5.97%      6.33%
   4.0%      5.56%     5.80%     6.25%      6.62%     6.07%     6.34%       6.83%      7.23%
   4.5%      6.25%     6.52%     7.03%      7.45%     6.83%     7.13%       7.68%      8.14%
   5.0%      6.94%     7.25%     7.81%      8.28%     7.59%     7.92%       8.53%      9.04%
   5.5%      7.64%     7.97%     8.59%      9.11%     8.35%     8.72%       9.39%      9.95%
   6.0%      8.33%     8.70%     9.38%      9.93%     9.10%     9.51%      10.24%     10.85%
   6.5%      9.03%     9.42%    10.16%     10.76%     9.86%    10.30%      11.09%     11.75%
=================================================     ======================================

    investment restriction pertaining to a Fund or to approve, disapprove or alter a distribution plan pertaining to a class of shares.

    Under the laws of the State of Maryland and FAIF's Articles of Incorporation, FAIF is not required to hold shareholder meetings unless they
    (i) are required by the 1940 Act, or (ii) are requested in writing by the holders of 25% or more of the outstanding shares of FAIF.


 CALCULATION OF
 PERFORMANCE DATA

    From time to time, any of the Funds may advertise information regarding its performance. Each Fund may publish its "yield," its "cumulative total return," its "average annual total return" and its "distribution rate." In addition, Tax Free Fund and Minnesota Tax Free Fund may publish their "tax equivalent yield" and their "tax equivalent distribution rate." Distribution rates and tax equivalent distribution rates may only be used in connection with sales literature and shareholder communications preceded or accompanied by a Prospectus. Each of these performance figures is based upon historical results and is not intended to indicate future performance, and, except for "distribution rate" and "tax equivalent distribution rate," is standardized in accordance with Securities and Exchange Commission ("SEC") regulations.

    "Yield" for the Funds is computed by dividing the net investment income per share (as defined in applicable SEC regulations) earned during a 30-day period (which period will be stated in the advertisement) by the maximum offering price per share on the last day of the period. Yield is an annualized figure, in that it assumes that the same level of net investment income is generated over a one year period. The yield formula annualizes net investment income by providing for semi-annual compounding.

    "Tax equivalent yield" is that yield which a taxable investment must generate in order to equal a Fund's yield for an investor in a stated federal or combined federal/state income tax bracket (normally assumed to be the maximum tax rate or combined rate). Tax equivalent yield is computed by dividing that portion of the yield which is tax-exempt by one minus the stated income tax rate, and adding the resulting amount to that portion, if any, of the yield which is not tax-exempt.

    "Total return" is based on the overall dollar or percentage change in value of a hypothetical investment in a Fund assuming reinvestment of dividend distributions and deduction of all charges and expenses, including, as applicable, the maximum sales charge imposed on Class A Shares or the contingent deferred sales charge imposed on Class B Shares redeemed at the end of the specified period covered by the total return figure. "Cumulative total return" reflects a Fund's performance over a stated period of time. "Average annual total return" reflects the hypothetical annually compounded rate that would have produced the same cumulative total return if performance had been constant over the entire period. Because average annual returns tend to smooth out variations in a Fund's performance, they are not the same as actual year-by-year results. As a supplement to total return computations, a Fund may also publish "total investment return" computations which do not assume deduction of the maximum sales charge imposed on Class A Shares or the contingent deferred sales charge imposed on Class B Shares.

    "Distribution rate" is determined by dividing the income dividends per share for a stated period by the maximum offering price per share on the last day of the period. "Tax equivalent distribution rate" is computed by dividing the portion of the distribution rate (determined as described above) which is tax-exempt by one minus the stated federal or combined federal/state income tax rate, and adding to the resulting amount that portion, if any, of the distribution rate which is not tax-exempt. All distribution rates published for the Funds are measures of the level of income dividends distributed during a specified period. Thus, these rates differ from yield (which measures income actually earned by a Fund) and total return (which measures actual income, plus realized and unrealized gains or losses of a Fund's investments). Consequently, distribution rates alone should not be considered complete measures of performance.

    The performance of the Class A and Class B Shares of a Fund will normally be lower than for the Class Y Shares because Class Y Shares are not subject to the sales charges and shareholder servicing expenses applicable to Class A and Class B Shares. In addition, the performance of Class A and Class B Shares of a Fund will differ because of the different sales charge structures of the classes and because of the differing distribution and shareholder servicing fees charged to Class B Shares.

    In reports or other communications to shareholders and in advertising material, the performance of each Fund may be compared to recognized unmanaged indices or averages of the performance of similar securities and to composites of such indices and averages. Also, the performance of each Fund may be compared to that of other funds of similar size and objectives as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent mutual fund rating services, and each Fund may include in such reports, communications and advertising material evaluations published by nationally recognized independent ranking services and publications. For further information regarding the Funds' performance, see "Fund Performance" in the Statement of Additional Information.


 SPECIAL INVESTMENT METHODS

    This section provides additional information concerning the securities in which the Funds may invest and related topics. Further information concerning these matters is contained in the Statement of Additional Information.


    ---------------------------------------------------------------------------
    CASH ITEMS

    The "cash items" in which certain of the Funds may invest, as described under "Investment Objectives and Policies," include short-term obligations such as rated commercial paper and variable amount master demand notes; United States dollar-denominated time and savings deposits (including certificates of deposit); bankers' acceptances; obligations of the United States Government or its agencies or instrumentalities (including zero-coupon securities); repurchase agreements collateralized by eligible investments of a Fund; securities of other mutual funds which invest primarily in debt obligations with remaining maturities of 13 months or less (which investments also are subject to the advisory fee); and other similar high-quality short-term United States dollar-denominated obligations. The other mutual funds in which the Funds may so invest include money market funds advised by the Adviser, subject to certain restrictions contained in an exemptive order issued by the Securities and Exchange Commission with respect thereto.


    ---------------------------------------------------------------------------
    MUNICIPAL BONDS AND OTHER MUNICIPAL OBLIGATIONS

    As described under "Investment Objectives and Policies," Tax Free Fund and Minnesota Tax Free Fund invest principally in municipal bonds and other municipal obligations. These bonds and other obligations are issued by the states and by their local and special-purpose political subdivisions. The term "municipal bond" as used in this Prospectus includes short-term municipal notes issued by the states and their political subdivisions.

    MUNICIPAL BONDS. The two general classifications of municipal bonds are "general obligation" bonds and "revenue" bonds. General obligation bonds are secured by the governmental issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. They are usually paid from general revenues of the issuing governmental entity. Revenue bonds, on the other hand, are usually payable only out of a specific revenue source rather than from general revenues. Revenue bonds ordinarily are not backed by the faith, credit or general taxing power of the issuing governmental entity.

    The principal and interest on revenue bonds for private facilities are typically paid out of rents or other specified payments made to the issuing governmental entity by a private company which uses or operates the facilities. Examples of these types of obligations are industrial revenue bonds and pollution control revenue bonds. Industrial revenue bonds are issued by governmental entities to provide financing aid to community facilities such as hospitals, hotels, business or residential complexes, convention halls and sport complexes. Pollution control revenue bonds are issued to finance air, water and solids pollution control systems for privately operated industrial or commercial facilities.

    Revenue bonds for private facilities usually do not represent a pledge of the credit, general revenues or taxing powers of the issuing governmental entity. Instead, the private company operating the facility is the sole source of payment of the obligation. Sometimes, the funds for payment of revenue bonds come solely from revenue generated by operation of the facility. Revenue bonds which are not backed by the credit of the issuing governmental entity frequently provide a higher rate of return than other municipal obligations, but they entail greater risk than obligations which are guaranteed by a governmental unit with taxing power. Federal income tax laws place substantial limitations on industrial revenue bonds, and particularly certain specified private activity bonds issued after August 7, 1986. In the future, legislation could be introduced in Congress which could further restrict or eliminate the income tax exemption for interest on debt obligations in which Tax Free Fund and Minnesota Tax Free Fund may invest.

    Certain municipal securities may carry variable or floating rates of interest whereby the rate of interest is not fixed but varies with changes in specified market rates or indexes, such a a bank prime rate or a tax-exempt money market index. Accordingly, the yield on such securities can be expected to fluctuate with changes in prevailing interest rates.

    DERIVATIVE MUNICIPAL SECURITIES. Tax Free Fund and Minnesota Tax Free Fund may also acquire derivative municipal securities, which are custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain municipal securities. The underwriter of these certificates or receipts typically purchases municipal securities and deposits them in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations.

    The principal and interest payments on the municipal securities underlying custodial receipts may be allocated in a number of ways. For example, payments may be allocated such that certain custodial receipts may have variable or floating interest rates and others may be stripped securities which pay only the principal or interest due on the underlying municipal securities.

    MUNICIPAL LEASES. Tax Free Fund and Minnesota Tax Free Fund also may purchase participation interests in municipal leases. Participation interests in municipal leases are undivided interests in a lease, installment purchase contract or conditional sale contract entered into by a state or local governmental unit to acquire equipment or facilities. Municipal leases frequently have special risks which generally are not associated with general obligation bonds or revenue bonds.

    Municipal leases and installment purchase or conditional sale contracts (which usually provide for title to the leased asset to pass to the governmental issuer upon payment of all amounts due under the contract) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of municipal debt. The debt-issuance limitations are deemed to be inapplicable because of the inclusion in many leases and contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body on a yearly or other periodic basis. Although these kinds of obligations are secured by the leased equipment or facilities, the disposition of the pledged property in the event of non-appropriation or foreclosure might, in some cases, prove difficult and time-consuming. In addition, disposition upon non-appropriation or foreclosure might not result in recovery by a Fund of the full principal amount represented by an obligation.

    In light of these concerns, Tax Free Fund and Minnesota Tax Free Fund will adopt and follow procedures for determining whether municipal lease obligations purchased by the Funds are liquid and for monitoring the liquidity of municipal lease securities held in the Fund's portfolio. These procedures will require that a number of factors be used in evaluating the liquidity of a municipal lease security, including the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential purchasers, the willingness of dealers to undertake to make a market in the security, the nature of the marketplace in which the security trades, and other factors which the Adviser may deem relevant. As described below under "-- Investment Restrictions," Tax Free Fund and Minnesota Tax Free Fund are subject to limitations on the percentage of illiquid securities they can hold.


    ---------------------------------------------------------------------------
    TEMPORARY TAXABLE INVESTMENTS

    Tax Free Fund and Minnesota Tax Free Fund may make temporary taxable investments as described under "Investment Objectives and Policies." Temporary taxable investments will include only the following types of obligations maturing within 13 months from the date of purchase: (i) obligations of the United States Government, its agencies and instrumentalities; (ii) commercial paper rated not less than A-2 by Standard & Poor's or Prime-2 by Moody's or which has been assigned an equivalent rating by another nationally recognized statistical rating organization;
    (iii) other short-term debt securities issued or guaranteed by corporations having outstanding debt rated not less than BBB by Standard & Poor's or Baa by Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization; (iv) certificates of deposit of domestic commercial banks subject to regulation by the United States Government or any of its agencies or instrumentalities, with assets of $500 million or more based on the most recent published reports; and (v) repurchase agreements with domestic banks or securities dealers involving any of the securities which the Fund is permitted to hold. See "-- Repurchase Agreements" below.


    ---------------------------------------------------------------------------
    REPURCHASE AGREEMENTS

    Each of the Funds may enter into repurchase agreements. A repurchase agreement involves the purchase by a Fund of securities with the agreement that after a stated period of time, the original seller will buy back the same securities ("collateral") at a predetermined price or yield. Repurchase agreements involve certain risks not associated with direct investments in securities. If the original seller defaults on its obligation to repurchase as a result of its bankruptcy or otherwise, the purchasing Fund will seek to sell the collateral, which could involve costs or delays. Although collateral (which may consist of any fixed income security which is an eligible investment for the Fund entering into the repurchase agreement) will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest), a Fund would suffer a loss if the proceeds from the sale of the collateral were less than the agreed-upon repurchase price. The Adviser and, in the case of Emerging Markets Fund, Sub-Adviser will monitor the creditworthiness of the firms with which the Funds enter into repurchase agreements.


    ---------------------------------------------------------------------------
    INVERSE FLOATING RATE OBLIGATIONS

    Tax Free Fund and Minnesota Tax Free Fund may invest up to 10% of their total assets in inverse floating rate municipal obligations. An inverse floating rate obligation entitles the holder to receive interest at a rate which changes in the opposite direction from, and in the same magnitude as or in a multiple of, changes in a specified index rate. Although an inverse floating rate municipal obligation would tend to increase portfolio income during a period of generally decreasing market interest rates, its income and value would tend to decline during a period of generally increasing market interest rates. In addition, its decline in value may be greater than for a fixed-rate municipal obligation, particularly if the interest rate borne by the floating rate municipal obligation is adjusted by a multiple of changes in the specified index rate. For these reasons, inverse floating rate municipal obligations have more risk than more conventional fixed-rate and floating rate municipal obligations.


    ---------------------------------------------------------------------------
    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

    Each of the Funds may purchase securities on a when-issued or delayed delivery basis. When such a transaction is negotiated, the purchase price is fixed at the time the purchase commitment is entered, but delivery of and payment for the securities take place at a later date. A Fund will not accrue income with respect to securities purchased on a when-issued or delayed delivery basis prior to their stated delivery date. Pending delivery of the securities, each Fund will maintain in a segregated account cash or liquid high-grade securities in an amount sufficient to meet its purchase commitments.

    The purchase of securities on a when-issued or delayed delivery basis exposes a Fund to risk because the securities may decrease in value prior to delivery. In addition, a Fund's purchase of securities on a when-issued or delayed delivery basis while remaining substantially fully invested could increase the amount of the Fund's total assets that are subject to market risk, resulting in increased sensitivity of net asset value to changes in market prices. However, the Funds will engage in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with their investment objectives, and not for the purpose of investment leverage. A seller's failure to deliver securities to a Fund could prevent the Fund from realizing a price or yield considered to be advantageous.


    ---------------------------------------------------------------------------
    ZERO-COUPON SECURITIES

    Adjustable Rate Mortgage Securities Fund, Tax Free Fund and Minnesota Tax Free Fund may invest in zero-coupon fixed-income securities. Zero-coupon securities pay no cash income to their holders until they mature and are issued at substantial discounts from their value at maturity. When held to maturity, their entire return comes from the difference between their purchase price and their maturity value. Because interest on zero-coupon securities is not paid on a current basis, the values of securities of this type are subject to greater fluctuations than are the value of securities that distribute income regularly and may be more speculative than such securities. Accordingly, the values of these securities may be highly volatile as interest rates rise or fall.


    ---------------------------------------------------------------------------
    LENDING OF PORTFOLIO SECURITIES

    In order to generate additional income, each of the Funds may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. If the Funds engage in securities lending, distributions paid to shareholders from the resulting income will not be excludable from shareholders' gross income for income tax purposes. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Funds will only enter into loan arrangements with broker-dealers, banks, or other institutions which the Adviser or, in the case of Emerging Markets Fund, the Sub-Adviser has determined are creditworthy under guidelines established by the Board of Directors. In these loan arrangements, the Funds will receive collateral in the form of cash, United States Government securities or other high-grade debt obligations equal to at least 100% of the value of the securities loaned. Collateral is marked to market daily. The Funds will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees in connection with these loans, which in the case of U.S. Bank Trust National Association, are 40% of the Funds' income from such securities lending transactions.


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    OPTIONS TRANSACTIONS

    The Funds may purchase put and call options. These transactions will be undertaken only for the purpose of reducing risk to the Funds. Depending on the Fund, these transactions may include the purchase of put and call options on equity securities on stock indices, on interest rate indices or (in the case of Emerging Markets Fund) on foreign currencies. Options on futures contracts are discussed below under "-- Futures and Options on Futures."

    A put option on a security gives the purchaser of the option the right (but not the obligation) to sell, and the writer of the option the obligation to buy, the underlying security at a stated price (the "exercise price") at any time before the option expires. A call option on a security gives the purchaser the right (but not the obligation) to buy, and the writer the obligation to sell, the underlying security at the exercise price at any time before the option expires. The purchase price for a put or call option is the "premium" paid by the purchaser for the right to sell or buy.

    Options on indices are similar to options on securities except that, rather than the right to take or make delivery of a specific security at a stated price, an option on an index gives the holder the right to receive, upon exercise of the option, a defined amount of cash if the closing value of the index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

    None of the Funds other than Mid Cap Growth Fund and Emerging Markets Fund will invest more than 5% of the value of its total assets in purchased options, provided that options which are "in the money" at the time of purchase may be excluded from this 5% limitation. A call option is "in the money" if the exercise price is lower than the current market price of the underlying security or index, and a put option is "in the money" if the exercise price is higher than the current market price. A Fund's loss exposure in purchasing an option is limited to the sum of the premium paid and the commission or other transaction expenses associated with acquiring the option.

    The use of purchased put and call options involves certain risks. These include the risk of an imperfect correlation between market prices of securities held by a Fund and the prices of options, and the risk of limited liquidity in the event that a Fund seeks to close out an options position before expiration by entering into an offsetting transaction.

    WRITING OF CALL OPTIONS. The Funds may write (sell) covered call options to the extent specified with respect to particular Funds under "Investment Objectives and Policies." These transactions would be undertaken principally to produce additional income. Depending on the Fund, these transactions may include the writing of covered call options on equity securities or (only in the case of Emerging Markets Fund) on foreign currencies which a Fund owns or has the right to acquire or on interest rate indices.

    When a Fund sells a covered call option, it is paid a premium by the purchaser. If the market price of the security covered by the option does not increase above the exercise price before the option expires, the option generally will expire without being exercised, and the Fund will retain both the premium paid for the option and the security. If the market price of the security covered by the option does increase above the exercise price before the option expires, however, the option is likely to be exercised by the purchaser. In that case the Fund will be required to sell the security at the exercise price, and it will not realize the benefit of increases in the market price of the security above the exercise price of the option.

    The Funds also may, to the extent specified with respect to particular Funds under "Investment Objectives and Policies," write call options on stock indices the movements of which generally correlate with those of the respective Funds' portfolio holdings, These transactions, which would be undertaken principally to produce additional income, entail the risk of an imperfect correlation between movements of the index covered by the option and movements in the price of the Fund's portfolio securities.


    ---------------------------------------------------------------------------
    FUTURES AND OPTIONS ON FUTURES

    Emerging Markets Fund, Adjustable Rate Mortgage Securities Fund, Tax Free Fund and Minnesota Tax Free Fund may engage in futures transactions and purchase options on futures to the extent specified with under "Investment Objectives and Policies." Depending on the Fund, these transactions may include the purchase of stock index futures and options on stock index futures, and the purchase of interest rate futures and options on interest rate futures. In addition, Emerging Markets Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, or foreign currency.

    A futures contract on a security obligates one party to purchase, and the other to sell, a specified security at a specified price on a date certain in the future. A futures contract on an index obligates the seller to deliver, and entitles the purchaser to receive, an amount of cash equal to a specific dollar amount times the difference between the value of the index at the expiration date of the contract and the index value specified in the contract. The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified exercise price, to sell or to purchase the underlying futures contract at any time during the option period.

    A Fund may use futures contracts and options on futures in an effort to hedge against market risks and, in the case of Emerging Markets Fund, as part of its management of foreign currency transactions.

    Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed 5% of a Fund's total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed 1/3 of the market value of a Fund's total assets. Futures transactions will be limited to the extent necessary to maintain each Fund's qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended. Futures and options on futures transactions will also be limited by regulations of the Commodity Futures Trading Commission.

    Adjustable Rate Mortgage Securities Fund may make investments in Eurodollar instruments in order to attempt to reduce investment risk. Eurodollar instruments are essentially U.S. dollar denominated futures contracts or options thereon that are linked to the London Interbank Offered Rate ("LIBOR"). Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. Adjustable Rate Mortgage Securities Fund uses Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many short-term borrowings and floating rate securities are linked. Eurodollar instruments are subject to the same limitations and risks as other futures contracts and options thereon.

    Where a Fund is permitted to purchase options on futures, its potential loss is limited to the amount of the premiums paid for the options. As stated above, this amount may not exceed 5% of a Fund's total assets. Where a Fund is permitted to enter into futures contracts obligating it to purchase securities, currency or an index in the future at a specified price, such Fund could lose 100% of its net assets in connection therewith if it engaged extensively in such transactions and if the market value or index value of the subject securities, currency or index at the delivery or settlement date fell to zero for all contracts into which a Fund was permitted to enter. Where a Fund is permitted to enter into futures contracts obligating it to sell securities or currencies (as is the case with respect only to Emerging Markets Fund), its potential losses are unlimited if it does not own the securities or currencies covered by the contracts and it is unable to close out the contracts prior to the settlement date.

    Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.


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    FIXED INCOME SECURITIES

    The fixed income securities in which Mid Cap Growth Fund and Adjustable Rate Mortgage Securities Fund may invest include securities issued or guaranteed by the United States Government or its agencies or instrumentalities, nonconvertible preferred stocks, nonconvertible corporate debt securities, and short-term obligations of the kinds described above under "Special Investment Methods -- Cash Items." Investments in nonconvertible preferred stocks and nonconvertible corporate debt securities will be limited to securities which are rated at the time of purchase not less than BBB by Standard & Poor's or Baa by Moody's (or equivalent short-term ratings), or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Adviser. Obligations rated BBB, Baa or their equivalent, although investment grade, have speculative characteristics and carry a somewhat higher risk of default than obligations rated in the higher investment grade categories.

    The fixed income securities specified above are subject to (i) interest rate risk (the risk that increases in market interest rates will cause declines in the value of debt securities held by a Fund); (ii) credit risk (the risk that the issuers of debt securities held by a Fund default in making required payments); and (iii) call or prepayment risk (the risk that a borrower may exercise the right to prepay a debt obligation before its stated maturity, requiring a Fund to reinvest the prepayment at a lower interest rate).


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    FOREIGN SECURITIES

    GENERAL. Under normal market conditions Emerging Markets Fund invests at least 65% of its total assets in equity securities which trade in foreign emerging markets. In addition, Mid Cap Growth Fund may invest lesser proportions of its assets in securities of foreign issuers which are either listed on a United States securities exchange or represented by American Depositary Receipts.

    Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of United States domestic issuers. These risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Foreign securities also may be subject to greater fluctuations in price than securities issued by United States corporations. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the United States.

    In addition, there may be less publicly available information about a foreign company than about a United States domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to United States domestic companies. There is also generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States. Confiscatory taxation or diplomatic developments could also affect investment in those countries. In addition, foreign branches of United States banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of United States banks and United States domestic issuers.

    AMERICAN DEPOSITARY RECEIPTS AND EUROPEAN DEPOSITARY RECEIPTS. For many foreign securities, United States dollar-denominated American Depositary Receipts, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. American Depositary Receipts represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. American Depositary Receipts do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in American Depositary Receipts rather than directly in foreign issuers' stock, a Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for many American Depositary Receipts. The information available for American Depositary Receipts is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Emerging Markets Fund also may invest in European Depositary Receipts, which are receipts evidencing an arrangement with a European bank similar to that for American Depositary Receipts and which are designed for use in the European securities markets. European Depositary Receipts are not necessarily denominated in the currency of the underlying security.

    Certain American Depositary Receipts and European Depositary Receipts, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of the facilities while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders in respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through voting rights.


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    FOREIGN CURRENCY TRANSACTIONS

    Emerging Markets Fund may invest in securities which are purchased and sold in foreign currencies. The value of its assets as measured in United States dollars therefore may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Emerging Markets Fund also will incur costs in converting United States dollars to local currencies, and vice versa.

    Emerging Markets Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date certain at a specified price. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.

    Emerging Markets Fund may enter into forward currency contracts in order to hedge against adverse movements in exchange rates between currencies. It may engage in "transaction hedging" to protect against a change in the foreign currency exchange rate between the date the Fund contracts to purchase or sell a security and the settlement date, or to "lock in" the United States dollar equivalent of a dividend or interest payment made in a foreign currency. It also may engage in "portfolio hedging" to protect against a decline in the value of its portfolio securities as measured in United States dollars which could result from changes in exchange rates between the United States dollar and the foreign currencies in which the portfolio securities are purchased and sold. Emerging Markets Fund also may hedge its foreign currency exchange rate risk by engaging in currency financial futures and options transactions.

    Although a foreign currency hedge may be effective in protecting the Fund from losses resulting from unfavorable changes in exchanges rates between the United States dollar and foreign currencies, it also would limit the gains which might be realized by the Fund from favorable changes in exchange rates. The Sub-Adviser's decision whether to enter into currency hedging transactions will depend in part on its view regarding the direction and amount in which exchange rates are likely to move. The forecasting of movements in exchange rates is extremely difficult, so that it is highly uncertain whether a hedging strategy, if undertaken, would be successful. To the extent that the Sub-Adviser's view regarding future exchange rates proves to have been incorrect, Emerging Markets Fund may realize losses on its foreign currency transactions.

    Emerging Markets Fund does not intend to enter into forward currency contracts or maintain a net exposure in such contracts where it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency.


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    ADJUSTABLE RATE MORTGAGE SECURITIES

    Adjustable Rate Mortgage Securities Fund invests in adjustable rate mortgage securities ("ARMS"). ARMS are pass-through mortgage securities collateralized by mortgages with interest rates that are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the values of ARMS, like other debt securities, generally vary inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the values of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates.

    ARMS typically have caps which limit the maximum amount by which the interest rate may be increased or decreased at periodic intervals or over the life of the loan. To the extent interest rates increase in excess of the caps, ARMS can be expected to behave more like traditional debt securities and to decline in value to a greater extent than would be the case in the absence of such caps. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages. The extent to which the prices of ARMS fluctuate with changes in interest rates will also be affected by the indices underlying the ARMS.


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    MORTGAGE-BACKED SECURITIES

    Adjustable Rate Mortgage Securities Fund may invest in mortgage-backed securities which are Agency Pass-Through Certificates, private pass-through securities or collateralized mortgage obligations ("CMOs"), as described below.

    Agency Pass-Through Certificates are mortgage pass-through certificates representing undivided interests in pools of residential mortgage loans.

    Distribution of principal and interest on the mortgage loans underlying an Agency Pass-Through Certificate is an obligation of or guaranteed by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), or the Federal Home Loan Mortgage Corporation ("FHLMC"). The obligation of GNMA with respect to such certificates is backed by the full faith and credit of the United States, while the obligations of FNMA and FHLMC with respect to such certificates rely solely on the assets and credit of those entities. The mortgage loans underlying GNMA certificates are partially or fully guaranteed by the Federal Housing Administration or the Veterans Administration, while the mortgage loans underlying FNMA certificates and FHLMC certificates are conventional mortgage loans which are, in some cases, insured by private mortgage insurance companies. Agency Pass-Through Certificates may be issued in a single class with respect to a given pool of mortgage loans or in multiple classes.

    Private mortgage pass-through securities ("Private Pass-Throughs") are structured similarly to GNMA, FNMA and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing. These securities usually are backed by a pool of conventional fixed rate or adjustable loans. Since Private Pass-Throughs typically are not guaranteed by an entity having the credit status of GNMA, FNMA or FHMLC, such securities generally are structured with one or more types of credit enhancement. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

    The ratings of securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the enhancement provider. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

    CMOs are debt obligations typically issued by a private special-purpose entity and collateralized by residential or commercial mortgage loans or Agency Pass-Through Certificates. Adjustable Rate Mortgage Securities Fund will invest only in CMOs which are rated in one of the four highest rating categories by a nationally recognized statistical rating organization or which are of comparable quality in the judgment of the Adviser. Because CMOs are debt obligations of private entities, payments on CMOs generally are not obligations of or guaranteed by any governmental entity, and their ratings and creditworthiness typically depend, among other factors, on the legal insulation of the issuer and transaction from the consequences of a sponsoring entity's bankruptcy. CMOs generally are issued in multiple classes, with holders of each class entitled to receive specified portions of the principal payments and prepayments and/or of the interest payments on the underlying mortgage loans. These entitlements can be specified in a wide variety of ways, so that the payment characteristics of various classes may differ greatly from one another. For instance, holders may hold interests in CMO tranches called Z-tranches which defer interest and principal payments until one or other classes of the CMO have been paid in full. Examples of the more common classes are provided in the Statement of Additional Information. The CMOs in which the Fund may invest include classes which are subordinated in right of payment to other classes, as long as they have the required rating referred to above.

    It generally is more difficult to predict the effect of changes in market interest rates on the return on mortgaged-backed securities than to predict the effect of such changes on the return of a conventional fixed-rate debt instrument, and the magnitude of such effects may be greater in some cases. The return on interest-only and principal-only mortgage-backed securities is particularly sensitive to changes in interest rates and prepayment speeds. When interest rates decline and prepayment speeds increase, the holder of an interest-only mortgage-backed security may not even recover its initial investment. Similarly, the return on an inverse floating rate CMO is likely to decline more sharply in periods of increasing interest rates than that of a fixed-rate security. For these reasons, interest-only, principal-only and inverse floating rate mortgage-backed securities generally have greater risk than more conventional classes of mortgage-backed securities.


    ---------------------------------------------------------------------------
    ASSET-BACKED SECURITIES

    Adjustable Rate Mortgage Securities Fund may invest in asset-backed securities. Asset-backed securities generally constitute interests in, or obligations secured by, a pool of receivables other than mortgage loans, such as automobile loans and leases, credit card receivables, home equity loans and trade receivables. Asset-backed securities generally are issued by a private special-purpose entity. Their ratings and creditworthiness typically depend on the legal insulation of the issuer and transaction from the consequences of a sponsoring entity's bankruptcy, as well as on the credit quality of the underlying receivables and the amount and credit quality of any third-party credit enhancement supporting the underlying receivables or the asset-backed securities. Asset-backed securities and their underlying receivables generally are not issued or guaranteed by any governmental entity.


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    PORTFOLIO TRANSACTIONS

    Portfolio transactions in the over-the-counter market will be effected with market makers or issuers, unless better overall price and execution are available through a brokerage transaction. It is anticipated that most portfolio transactions involving debt securities will be executed on a principal basis. Also, with respect to the placement of portfolio transactions with securities firms, subject to the overall policy to seek to place portfolio transactions as efficiently as possible and at the best price, research services and placement of orders by securities firms for a Fund's shares may be taken into account as a factor in placing portfolio transactions for the Fund.


    ---------------------------------------------------------------------------
    PORTFOLIO TURNOVER

    Although the Funds do not intend generally to trade for short-term profits, they may dispose of a security without regard to the time it has been held when such action appears advisable to the Adviser, and in the case of Emerging Markets Fund, the Sub-Adviser. The portfolio turnover rate for a Fund may vary from year to year and may be affected by cash requirements for redemptions of shares. High portfolio turnover rates (100% or more) generally would result in higher transaction costs and could result in additional tax consequences to a Fund's shareholders.


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    INVESTMENT RESTRICTIONS

    The fundamental and nonfundamental investment restrictions of the Funds are set forth in full in the Statement of Additional Information. The fundamental restrictions include the following:

    * None of the Funds will borrow money, except from banks for temporary or emergency purposes. The amount of such borrowing may not exceed 10% of the borrowing Fund's total assets. None of the Funds will borrow money for leverage purposes. For the purpose of this investment restriction, the use of options and futures transactions and the purchase of securities on a when-issued or delayed delivery basis shall not be deemed the borrowing of money. If a Fund engages in borrowing, its share price may be subject to greater fluctuation, and the interest expense associated with the borrowing may reduce the Fund's net income.

    *   None of the Funds will make short sales of securities.

    * None of the Funds will purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions and except, in the case of Emerging Markets Fund, as may be necessary to make margin payments in connection with foreign currency futures and other derivatives transactions.

    * Tax Free Fund will not invest 25% or more of the value of its total assets in obligations of issuers located in the same state (for this purpose, the location of an "issuer" shall be deemed to be the location of the entity the revenues of which are the primary source of payment or the location of the project or facility which may be the subject of the obligation). Neither Tax Free Fund nor Minnesota Tax Free Fund will invest 25% or more of the value of its total assets in revenue bonds or notes, payment for which comes from revenues from any one type of activity (for this purpose, the term "type of activity" shall include without limitation (i) sewage treatment and disposal; (ii) gas provision; (iii) electric power provision; (iv) water provision; (v) mass transportation systems; (vi) housing; (vii) hospitals; (viii) nursing homes; (ix) street development and repair; (x) toll roads; (xi) airport facilities; and (xii) educational facilities), except that, in circumstances in which other appropriate available investments may be in limited supply, such Funds may invest without limitation in gas provision, electric power provision, water provision, housing and hospital obligations. This restriction does not apply to general obligation bonds or notes or, in the case of Tax Free Fund, to pollution control revenue bonds. However, in the case of the latter Fund, it is anticipated that normally (unless there are unusually favorable interest and market factors) less than 25% of such Fund's total assets will be invested in pollution control bonds. This restriction does not apply to securities of the United States Government or its agencies and instrumentalities or repurchase agreements relating thereto.

    A fundamental policy or restriction, including those stated above, cannot be changed without an affirmative vote of the holders of a "majority" of the outstanding shares of the applicable Fund, as defined in the 1940 Act.

    As a nonfundamental policy, none of the Funds will invest more than 15% of its net assets in all forms of illiquid investments, as determined pursuant to applicable Securities and Exchange Commission rules and interpretations.
    Section 4(2) commercial paper and Rule 144A securities may be determined to be "liquid" under guidelines adopted by the Board of Directors. Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

 INFORMATION CONCERNING
 COMPENSATION PAID TO
 U.S. BANK NATIONAL
 ASSOCIATION, U.S. BANK
 TRUST NATIONAL ASSOCIATION
 AND OTHER AFFILIATES

    U.S. Bank National Association, U.S. Bank Trust National Association and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 ("ERISA") and other trust and agency accounts that invest in the Funds. These U.S. Bancorp affiliates may receive compensation from the Funds for the services they provide to the Funds, as described more fully in the following sections of this Prospectus:

    Investment advisory services -- see "Management-
    Investment Adviser"

     Custodian services -- see "Management-Custodian"

     Sub-administration -- see "Management-Administrator"

     Transfer agent services -- see "Management-Transfer Agent."

     Shareholder servicing -- see "Distributor"

     Securities lending -- see "Special Investment Methods-Lending of Portfolio Securities"

FIRST AMERICAN INVESTMENT FUNDS, INC.
Oaks, Pennsylvania 19456

Investment Adviser
U.S. BANK NATIONAL ASSOCIATION
601 Second Avenue South
Minneapolis, Minnesota 55402

Custodian
U.S. BANK TRUST NATIONAL ASSOCIATION
180 East Fifth Street
St. Paul, Minnesota 55101

Distributor
SEI INVESTMENTS DISTRIBUTION CO.
Oaks, Pennsylvania 19456

Administrator
SEI INVESTMENTS MANAGEMENT CORPORATION
Oaks, Pennsylvania 19456

Transfer Agent
DST SYSTEMS, INC.
330 West Ninth Street
Kansas City, Missouri 64105

Independent Auditors
KPMG PEAT MARWICK LLP
90 South Seventh Street
Minneapolis, Minnesota 55402

Counsel
DORSEY & WHITNEY LLP
220 South Sixth Street
Minneapolis, Minnesota 55402



FAIF-1002 (7/98) R

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION AND AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.


                      , 1998


CLASS Y SHARES

Mid Cap
Growth Fund

Emerging
Markets Fund

Adjustable Rate
Mortgage Securities Fund

Tax Free Fund

Minnesota
Tax Free Fund



                 FIRST AMERICAN
                             INVESTMENT FUNDS, INC.

                 PROSPECTUS

                     Subject to Completion -- April 15, 1998



          [LOGO]
          FIRST AMERICAN
               THE POWER OF DISCIPLINED INVESTING (R)

         TABLE OF CONTENTS


Summary                                      2
 ...............................................
Fees and Expenses                            4
 ...............................................
The Funds                                    6
 ...............................................
Investment Objectives and Policies           6
 ...............................................
Management                                  13
 ...............................................
Distributor                                 18
 ...............................................
Purchases and Redemptions of Shares         18
 ...............................................
Income Taxes                                21
 ...............................................
Tax-Exempt vs. Taxable Income               23
 ...............................................
Fund Shares                                 24
 ...............................................
Calculation of Performance Data             24
 ...............................................
Special Investment Methods                  25
 ...............................................
Information Concerning Compensation Paid
to U.S. Bank National Association, U.S. Bank
Trust National Association and Other
Affiliates                                  38
 ...............................................

FIRST AMERICAN INVESTMENT FUNDS, INC.

 CLASS Y SHARES PROSPECTUS

    The shares described in this Prospectus represent interests in First American Investment Funds, Inc., which consists of mutual funds with several different investment portfolios and objectives. This Prospectus relates to the Class Y Shares of the following funds (the "Funds"):

    *   MID CAP GROWTH FUND

    *   EMERGING MARKETS FUND

    *   ADJUSTABLE RATE MORTGAGE SECURITIES FUND

    *   TAX FREE FUND

    *   MINNESOTA TAX FREE FUND

    SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, INCLUDING U.S. BANK NATIONAL ASSOCIATION AND ANY OF ITS AFFILIATES, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, DUE TO FLUCTUATIONS IN EACH FUND'S NET ASSET VALUE.

    This Prospectus concisely sets forth information about the Funds that a prospective investor should know before investing. It should be read and retained for future reference.

    A Statement of Additional Information dated ____________, 1998 for the Funds has been filed with the Securities and Exchange Commission ("SEC") and is incorporated in its entirety by reference in this Prospectus. To obtain copies of the Statement of Additional Information at no charge, or to obtain other information or make inquiries about the Funds, call (800) 637-2548 or write SEI Investments Distribution Co., Oaks, Pennsylvania 19456. The SEC maintains a World Wide Web site that contains reports and information regarding issuers that file electronically with the SEC. The address of such site is "http://www.sec.gov."


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    The date of this Prospectus is ___________ 1998.

 SUMMARY

    First American Investment Funds, Inc. ("FAIF") is an open-end investment company which offers shares in several different mutual funds. This Prospectus provides information with respect to the Class Y Shares of the following funds (the "Funds"):

    MID CAP GROWTH FUND has an objective of growth of capital. Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of mid-capitalization companies (those with market capitalizations from $1 billion to $5 billion at the time of purchase) that, in the Fund's adviser's opinion, exhibit outstanding potential for superior growth based on a combination of factors such as above average growth in revenue and earnings, strong management and sound and improving financial condition.

    EMERGING MARKETS FUND has an objective of long-term growth of capital. Under normal market conditions, the Fund invests at least 65% of its total assets in an internationally diversified portfolio of equity securities which trade in emerging markets.

    ADJUSTABLE RATE MORTGAGE SECURITIES FUND has an objective of providing current income while attempting to provide a high degree of principal stability. Under normal market conditions, the Fund will invest at least 65% of its total assets in mortgage-related securities having adjustable interest rates which reset at periodic intervals.

    TAX FREE FUND has an objective of providing maximum current income which is exempt from federal taxation to the extent consistent with prudent investment risk. Under normal market conditions, the Fund will invest at least 80% of its net assets in municipal obligations, the interest on which is, exempt from federal income tax. No more than 20% of the securities owned by this Fund will generate income that is subject to the federal alternative minimum tax. Under normal market conditions, the weighted average maturity of the securities held by this Fund will range from 15 to 25 years.

    MINNESOTA TAX FREE FUND has an objective of providing maximum current income which is exempt from both federal income tax and Minnesota state income tax to the extent consistent with prudent investment risk. Under normal market conditions, this Fund invests at least 80% of its net assets in municipal obligations, the interest on which is exempt from federal and Minnesota income tax. No more than 20% of the securities owned by this Fund will generate income that is subject to the federal or the Minnesota alternative minimum tax. Under normal market conditions, the weighted average maturity of the securities held by this Fund will range from 15 to 25 years.

    INVESTMENT ADVISER. U.S. Bank National Association (the "Adviser" or "U.S. Bank") serves as investment adviser to each of the Funds though its First American Asset Management group. Marvin & Palmer Associates, Inc. (the "Sub-Adviser") serves as sub-adviser to Emerging Markets Fund. See "Management."

    DISTRIBUTOR; ADMINISTRATOR. SEI Investments Distribution Co. (the "Distributor") serves as the distributor of the Funds' shares. SEI Investments Management Corporation (the "Administrator") serves as the administrator of the Funds. See "Management" and "Distributor."

    ELIGIBLE INVESTORS; OFFERING PRICES. Class Y Shares are offered through banks and certain other institutions for the investment of their own funds and funds for which they act in a fiduciary, agency or custodial capacity. Class Y Shares are sold at net asset value without any front-end or deferred sales charges. See "Purchases and Redemptions of Shares."

    EXCHANGES. Class Y Shares of any Fund may be exchanged for Class Y shares of other funds in the First American family of funds at the shares' respective net asset values with no additional charge. See "Purchases and Redemptions of Shares -- Exchange Privilege."

    REDEMPTIONS. Shares of each Fund may be redeemed at any time at their net asset value next determined after receipt of a redemption request by the Funds' transfer agent, with no additional charge. See "Purchases and Redemptions of Shares."

    RISKS TO CONSIDER. Mid Cap Growth Fund and Emerging Markets Fund are subject to the risk of generally adverse equity markets. Investors also should recognize that market prices of equity securities generally, and of particular companies' equity securities, frequently are subject to greater volatility than prices of fixed income securities. Because Mid Cap Growth Fund and Emerging Markets Fund are actively managed, their performance will reflect in part the ability of the Adviser or Sub-Adviser to select securities which are suited to achieving their investment objectives. Due to their active management, these Funds could underperform other mutual funds with similar investment objectives or the market generally. In addition, (i) Mid Cap Growth Fund and Emerging Markets Fund are subject to risks associated with investing in mid- and small capitalization companies, (ii) Emerging Markets Fund is subject to the risks associated with investing in foreign securities and to currency risk; (iii) Mid Cap Growth Fund may invest specified portions of its assets in securities of foreign issuers which are listed on a United States stock exchange or represented by American Depositary Receipts; and (iv) certain Funds may invest (but not for speculative purposes) in stock index futures contracts, options on stock indices and options on stock index futures.

    Adjustable Rate Mortgage Securities Fund, Tax Free Fund and Minnesota Tax Free Fund are subject to (i) interest rate risk (the risk that increases in market interest rates will cause declines in the value of debt securities or mortgage-related securities held by a Fund); (ii) credit risk (the risk that the issuers of debt securities or mortgage-related securities held by a Fund default in making required payments); and (iii) call or prepayment risk (the risk that a borrower may exercise the right to prepay a debt obligation before its stated maturity, requiring a Fund to reinvest the prepayment at a lower interest rate). Adjustable Rate Mortgage Securities Fund endeavors to limit interest rate risk and prepayment risk by investing primarily in mortgage-related securities which have adjustable interest rates. Adjustable Rate Mortgage Securities Fund is also subject to extension risk. That is, rising interest rates could cause homeowners to prepay their mortgages more slowly than expected, and in effect, convert a short- or medium-duration mortgage-related security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline.

    In addition, the value of municipal obligations held by Tax Free Fund and Minnesota Tax Free Fund may be adversely affected by local political and economic conditions and developments in the states and political subdivisions which issue the obligations. Investors should note in this regard that Minnesota Tax Free Fund invests principally in municipal obligations of issuers located only in Minnesota. Adjustable Rate Mortgage Securities Fund, Tax Free Fund and Minnesota Tax Free Fund also may, in order to attempt to reduce risk, invest in exchange traded interest rate futures contracts, interest rate index futures contracts, put and call options on interest rate futures contracts and on interest rate indices. See "Investment Objectives and Policies -- Risks to Consider" and "Special Investment Methods."

    SHAREHOLDER INQUIRIES. Any questions or communications regarding the Funds or a shareholder account should be directed to the Distributor by calling
    (800) 637-2548, or to the financial institution which holds shares on an investor's behalf.

 FEES AND EXPENSES

--------------------------------------------------------------------------------
CLASS Y SHARE FEES AND EXPENSES

                                                                    ADJUSTABLE RATE
                                             MID CAP    EMERGING           MORTGAGE            MINNESOTA
                                              GROWTH     MARKETS         SECURITIES  TAX FREE   TAX FREE
                                                FUND        FUND               FUND      FUND       FUND
========================================================================================================
 SHAREHOLDER TRANSACTION EXPENSES
 Maximum sales load imposed
 on purchases                                  None        None            None         None      None

 Maximum sales load imposed on
 reinvested dividends                          None        None            None         None      None

 Deferred sales load                           None        None            None         None      None

 Redemption fees                               None        None            None         None      None

 Exchange fees
 ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
 Investment advisory fees (after voluntary
 fee waivers)(1)                               0.70%       0.70%           0.40%        0.63%    0.52%

 Rule 12b-1 fees                               None        None            None         None     None

 Other expenses                                0.17%       0.75%           0.25%        0.22%    0.18%

 Total fund operating expenses
 (after voluntary fee waivers )(1)             0.87%       1.45%           0.65%        0.85%    0.70%
========================================================================================================

 EXAMPLE(2)

 You would pay the following expenses on a $1,000 investment, assuming (i) a 5% annual return and (ii) redemption at the end of each time period:

  1 year                                      $   9       $  15           $   7        $   9     $   7
  3 years                                     $  28       $  46           $  21        $  27     $  22


(1) THE ADVISER INTENDS TO WAIVE A PORTION OF ITS FEES ON A VOLUNTARY BASIS, AND THE AMOUNTS SHOWN REFLECT THESE WAIVERS AS OF THE DATE OF THIS PROSPECTUS. THE ADVISER INTENDS TO MAINTAIN SUCH WAIVERS IN EFFECT FOR THE CURRENT FISCAL YEAR BUT RESERVES THE RIGHT TO DISCONTINUE SUCH WAIVERS AT ANY TIME IN ITS SOLE DISCRETION. NOTWITHSTANDING THE FOREGOING, THE ADVISER WILL MAINTAIN SUCH WAIVERS FOR THE FUNDS AT LEAST THROUGH JULY 31, 2000 SO THAT THE TOTAL FUND OPERATING EXPENSES DO NOT EXCEED 0.89% FOR MID CAP GROWTH FUND, AND 0.71% FOR MINNESOTA TAX FREE FUND. ABSENT ANY FEE WAIVERS, INVESTMENT ADVISORY FEES FOR EACH FUND AS AN ANNUALIZED PERCENTAGE OF AVERAGE DAILY NET ASSETS WOULD BE 0.70% EXCEPT IN THE CASE OF EMERGING MARKETS FUND, 1.25%; AND TOTAL FUND OPERATING EXPENSES CALCULATED ON SUCH BASIS WOULD BE 0.87% FOR MID CAP GROWTH FUND, 2.00% FOR EMERGING MARKETS FUND, 0.95% FOR ADJUSTABLE RATE MORTGAGE SECURITIES FUND, 0.92% FOR TAX FREE FUND, AND 0.88% FOR MINNESOTA TAX FREE FUND. "OTHER EXPENSES" INCLUDES AN ADMINISTRATION FEE.

(2) ABSENT THE FEE WAIVERS REFERRED TO IN (1) ABOVE, THE DOLLAR AMOUNTS FOR THE 1 AND 3-YEAR PERIODS WOULD BE AS FOLLOWS: MID CAP GROWTH FUND, $9 AND $28; EMERGING MARKETS FUND, $20 AND $63; ADJUSTABLE RATE MORTGAGE SECURITIES FUND, $10 AND $30; TAX FREE FUND, $9 AND $29; AND MINNESOTA TAX FREE FUND, $9 AND $28.

    ---------------------------------------------------------------------------

    INFORMATION CONCERNING FEES AND EXPENSES

    The purpose of the preceding tables is to assist the investor in understanding the various costs and expenses that an investor in a Fund may bear directly or indirectly. THE EXAMPLES CONTAINED IN THE TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

 THE FUNDS

    FAIF is an open-end management investment company which offers shares in several different mutual funds (collectively, the "FAIF Funds"), each of which evidences an interest in a separate and distinct investment portfolio. Shareholders may purchase shares in each FAIF Fund through several separate classes which provide for variations in distribution costs, shareholder servicing fees, voting rights and dividends. Except for these differences among classes, each share of each FAIF Fund represents an undivided proportionate interest in that Fund. FAIF is incorporated under the laws of the State of Maryland, and its principal offices are located at Oaks, Pennsylvania 19456.

    This Prospectus relates only to the Class Y Shares of the Funds named on the cover hereof. Information regarding the Class A Shares of these Funds, the Class B Shares of Mid Cap Growth Fund and Emerging Markets Fund, and regarding the Class A, Class B and Class Y Shares of the other FAIF Funds is contained in separate prospectuses that may be obtained from FAIF's Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania, 19456, or by calling (800) 637-2548. The Board of Directors of FAIF may authorize additional series or classes of common stock in the future.


 INVESTMENT OBJECTIVES
 AND POLICIES

    This section describes the investment objectives and policies of the Funds. There is no assurance that any of these objectives will be achieved. The Funds' investment objectives are not fundamental and therefore may be changed without a vote of shareholders. Such changes could result in a Fund having investment objectives different from those which shareholders considered appropriate at the time of their investment in a Fund. Shareholders will receive written notification at least 30 days prior to any change in a Fund's investment objectives. Each of the Funds (except Minnesota Tax Free Fund) is a diversified investment company, as defined in the Investment Company Act of 1940 (the "1940 Act"). Minnesota Tax Free Fund is a nondiversified investment company under the 1940 Act.

    If a percentage limitation on investments by a Fund stated below or in the Statement of Additional Information is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in asset values will not be deemed to violate the limitation except in the case of the limitation on illiquid investments. Similarly, if a Fund is required or permitted to invest a stated percentage of its assets in companies with no more or no less than a stated market capitalization, deviations from the stated percentages which result from changes in companies' market capitalization, after the Fund purchases their shares will not be deemed to violate the limitation. A Fund which is limited to investing in securities with specified ratings is not required to sell a security if its rating is reduced or discontinued after purchase, but the Fund may consider doing so. However, in no event will more than 5% of any Fund's net assets be invested in non-investment grade securities. Descriptions of the rating categories of Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") are contained in the Statement of Additional Information.

    When the term "equity securities" is used in this Prospectus, it refers to common stock and securities which are convertible into or exchangeable for, or which carry warrants or other rights to acquire, common stock.

    This section also contains information concerning certain investment risks borne by Fund shareholders under the heading "-- Risks to Consider." Further information concerning the securities in which the Funds may invest and related matters is set forth under "Special Investment Methods."

    ---------------------------------------------------------------------------
    MID CAP GROWTH FUND

    OBJECTIVE. Mid Cap Growth Fund has an objective of growth of capital.

    INVESTMENT POLICIES. Under normal market conditions, Mid Cap Growth Fund invests at least 65% of its total assets in equity securities of mid-capitalization companies that, in the Adviser's opinion, exhibit outstanding potential for superior growth based on a combination of factors such as above average growth in revenue and earnings, strong management and sound and improving financial condition. For these purposes, mid-capitalization growth companies are deemed those with market capitalizations from $1 billion to $5 billion at the time of purchase.

    The Fund also may invest up to 35% of its total assets in the aggregate in equity securities of issuers with a market capitalization of less than $1 billion or more than $5 billion and in fixed income securities of the kinds described under "Special Investment Methods -- Fixed Income
    Securities."

    Subject to the limitation stated above, the Fund may invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. For information about these kinds of investments and certain associated risks, see "Special Investment Methods -- Foreign Securities."

    In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, purchase put and call options on equity securities and on stock indices; (iii) write covered call options covering up to 25% of the equity securities owned by the Fund and write call options on stock indices related to such equity securities; (iv) purchase securities on a when-issued or delayed delivery basis; and (v) engage in the lending of portfolio securities. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."

    For temporary defensive purposes, the Fund may without limitation hold cash or invest in cash items of the kinds described under "Special Investment Methods -- Cash Items." The Fund also may invest not more 35% of its total assets in cash and cash items in order to utilize assets awaiting normal investment.


    ---------------------------------------------------------------------------
    EMERGING MARKETS FUND

    OBJECTIVE. Emerging Markets Fund has an objective of long-term growth of capital.

    INVESTMENT POLICIES. Under normal market conditions, Emerging Markets Fund invests at least 65% of its total assets in an internationally diversified portfolio of equity securities which trade in emerging markets. A country will be considered to have an "emerging market" if it has relatively low gross national product per capita compared to the world's major economics and the potential for rapid economic growth. Countries with emerging markets include those that have an emerging stock market (as defined by the International Financial Corporation), those with low- to middle income economics (according to the World Bank), and those listed in World Bank publications as "developing."

    The securities in which the Fund invests include common and preferred stock, securities (bonds and preferred stock) convertible into common stock, warrants and securities representing underlying international securities such as American Depositary Receipts and European Depositary Receipts. The Fund may also hold securities of other investment companies (which investments are also subject to the advisory fee) and depositary or custodial receipts representing beneficial interests in any of the foregoing securities. Normally, the Fund will invest at least 65% of its total assets in securities traded in at least six foreign countries although it may invest all of its assets in a single country. At the present time, the Fund has no intention of investing all of its assets in a single country.

    In investing the Fund's assets, the Sub-Adviser expects to place primary emphasis on country selection, followed by selection of industries or sectors within or across countries and by selection of indiviual stocks corresponding to the industries or sectors selected.

    In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to reduce risk, purchase put and call options on equity securities and on stock indices; (iii) write covered call options covering up to 50% of the equity securities owned by the Fund and write call options on stock indices related to such equity securities; (iv) purchase securities on a when-issued or delayed delivery basis; (v) engage in the lending of portfolio securities; (vi) engage in foreign currency transactions; (vii) in order to attempt to reduce risk, purchase put and call options on foreign currencies;
    (viii) write covered call options on foreign currencies owned by the Fund; and (ix) enter into contracts for the future purchase or delivery of securities, foreign currencies, and indices, purchase or sell options on any such futures contracts and engage in related closing purchase transactions. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."

    For temporary defensive purposes, the Fund may without limitation hold cash or invest in cash items of the kinds described under "Special Investment Methods -- Cash Items." The Fund also may invest not more than 35% of its total assets in cash and cash items in order to utilize assets awaiting normal investment.


    ---------------------------------------------------------------------------
    ADJUSTABLE RATE MORTGAGE SECURITIES
    FUND

    OBJECTIVE. Adjustable Rate Mortgage Securities Fund has an objective of providing current income while attempting to provide a high degree of principal stability.

    INVESTMENT POLICIES. Under normal market conditions, Adjustable Rate Mortgage Securities Fund will invest at least 65% of its total assets in mortgage-related securities having adjustable interest rates which reset at periodic intervals ("adjustable rate mortgage securities" or "ARMS"). ARM securities have interest rates which reset periodically in response to changes in the current interest rate environment. ARM securities include pass-through securities and floating rate collateralized mortgage obligations.

    The Fund may invest up to 35% of its total assets in mortgage-related securities other than ARMS, securities issued or guaranteed as to principal or interest by the U.S. government or its agencies or instrumentalities, private pass-through securities, asset backed securities and fixed income securities. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."

    In addition, the Fund may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, invest in exchange traded interest rate futures and interest rate index futures contracts; (iii) in order to attempt to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices; (iv) purchase securities on a when-issued or delayed delivery basis; (v) purchase interest rate caps and floors; (vi) in order to attempt to reduce risk, invest in Eurodollar instruments; and (vii) engage in the lending of portfolio securities. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."

    At least 65% of the Fund's total assets must be U.S. government securities, securities with a minimum rating of A by Standard & Poor's and by Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or unrated securities of comparable quality as determined by the Adviser. The Fund may not invest in securities rated lower than A by Standard & Poor's or Moody's. If a security's rating falls below an A, the Fund will sell the security as promptly as possible.

    For temporary defensive purposes, the Fund may without limitation hold cash or invest in cash items of the kinds described under "Special Investment Methods -- Cash Items." The Fund also may invest not more than 35% of its total assets in cash and cash items in order to utilize assets awaiting normal investment.


    ---------------------------------------------------------------------------
    TAX FREE FUND

    OBJECTIVE. Tax Free Fund has an objective of providing maximum current income which is exempt from federal income tax to the extent consistent with prudent investment risk.

    INVESTMENT POLICIES. Under normal market conditions, Tax Free Fund invests at least 80% of its net assets in municipal bonds and other municipal obligations, the interest on which is exempt from federal income tax. No more than 20% of the securities owned by the Fund will generate income that is subject to the federal alternative minimum tax. Municipal obligations generating income subject to taxation under the federal alternative minimum tax rules will not be counted as tax exempt obligations for purposes of the 80% test. See "Income Taxes." The types of municipal bonds and other municipal obligations in which the Fund may invest are described under "Special Investment Methods -- Municipal Bonds and Other Municipal Obligations."

    Under normal market conditions, the weighted average maturity of the securities held by Tax Free Fund will range from 15 to 25 years.

    Tax Free Fund may purchase (i) municipal bonds which are rated no lower than BBB by Standard & Poor's and Baa by Moody's, (ii) state and municipal notes which are rated SP-1 by Standard & Poor's or MIG-1/VMIG-1 by Moody's, and
    (iii) commercial paper which is rated A-1 by Standard & Poor's or Prime-1 by Moody's, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization or which are of comparable quality in the judgement of the Adviser.

    While the assets of Tax Free Fund ordinarily will be invested in municipal obligations, on occasion the Fund may temporarily hold short-term securities, other than municipal obligations, the income from which is taxable. Temporary taxable investments would be held solely for the purpose of managing exceptional in-flows and out-flows of cash or for temporary defensive purposes to preserve existing portfolio values. Under normal circumstances, the Fund may not invest more than 20% of its assets in investments other than municipal obligations. However, when a temporary defensive position to protect capital is deemed advisable and practicable, the Fund may have more than 20% of its assets in temporary taxable investments or cash. The types of investments which are permitted for these purposes are described under "Special Investment Methods -- Temporary Taxable Investments."

    The Fund also may temporarily invest in shares of investment companies which invest primarily in short-term municipal obligations with maturities not exceeding 13 months including, but not limited to, tax free money market funds advised by the Adviser. Investments of these types are also subject to the advisory fee. Income from these investments is normally exempt from federal income tax. Where the income from these investments is exempt from federal income tax, the investments will be counted as tax exempt obligations for purposes of the 80% test described above.

    The Fund also may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, invest in exchange traded interest rate futures and interest rate index futures contracts; (iii) in order to attempt to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices; (iv) purchase securities on a when-issued or delayed delivery basis; and (v) engage in the lending of portfolio securities. In addition, the Fund may invest up to 10% of its total assets in inverse floating rate municipal obligations. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."

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    MINNESOTA TAX FREE FUND

    OBJECTIVE. Minnesota Tax Free Fund has an objective of providing maximum current income which is exempt from both federal income tax and Minnesota state income tax to the extent consistent with prudent investment risk.

    INVESTMENT POLICIES. Under normal market conditions, Minnesota Tax Free Fund invests at least 80% of its net assets in municipal bonds and other municipal obligations of the State of Minnesota, the interest on which is exempt from federal income tax and the Minnesota state income tax. No more than 20% of the securities owned by this Fund will generate income that is an item of tax preference for the purpose of the federal alternative minimum tax and for the purpose of the Minnesota alternative minimum tax. Municipal obligations generating income subject to taxation under the federal alternative minimum tax rules or under the Minnesota alternative minimum tax rules, will not be counted as tax exempt obligations for purposes of the 80% test. See "Income Taxes." The types of municipal bonds and other municipal obligations in which the Fund may invest are described under "Special Investment Methods -- Municipal Bonds and Other Municipal Obligations."

    Under normal market conditions, the weighted average maturity of the securities held by the Fund will range from 15 to 25 years.

    Minnesota Tax Free Fund may purchase (i) municipal bonds which are rated no lower than BBB by Standard & Poor's and Baa by Moody's, (ii) state and municipal notes which are rated SP-1 by Standard & Poor's or MIG-1/VMIG-1 by Moody's, and (iii) commercial paper which is rated A-1 by Standard & Poor's or Prime-1 by Moody's, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization or which are of comparable quality in the judgement of the Adviser.

    While the assets of the Fund ordinarily will be invested in municipal obligations, on occasion the Fund may temporarily hold short-term securities, other than municipal obligations, the income from which is taxable. Temporary taxable investments would be held solely for the purpose of managing exceptional in-flows and out-flows of cash or for temporary defensive purposes to preserve existing portfolio values. Under normal circumstances, the Fund may not invest more than 20% of its assets in investments other than municipal obligations. However, when a temporary defensive position to protect capital is deemed advisable and practicable, the Fund may have more than 20% (and up to 100%) of its assets in temporary taxable investments or cash. The types of investments which are permitted for these purposes are described under "Special Investment Methods -- Temporary Taxable Investments."

    The Fund also may temporarily invest in shares of investment companies which invest primarily in short-term municipal obligations with maturities not exceeding 13 months, including, but not limited to, tax free money market funds advised by the Adviser. Investments of these types are also subject to the advisory fee. Income from these investments is normally exempt from federal income tax but may not be exempt from the applicable state tax. Where the income from these investments is exempt from both federal income tax and the applicable state tax, the investments will be counted as tax exempt obligations for purposes of the 80% test described above.

    The Fund also may (i) enter into repurchase agreements; (ii) in order to attempt to reduce risk, invest in exchange traded interest rate futures and interest rate index futures contracts; (iii) in order to attempt to reduce risk, invest in exchange traded put and call options on interest rate futures contracts and on interest rate indices; (iv) purchase securities on a when-issued or delayed delivery basis; (v) engage in the lending of portfolio securities; and (vi) invest up to 10% of its total assets in inverse floating rate municipal obligations. For information about these investment methods, restrictions on their use, and certain associated risks, see the related headings under "Special Investment Methods."

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    RISKS TO CONSIDER

    An investment in the Funds involves certain risks in addition to those noted above with respect to particular Funds. These include the following:

    EQUITY SECURITIES GENERALLY. Market prices of equity securities generally, and of particular companies' equity securities, frequently are subject to greater volatility than prices of fixed income securities. Market prices of equity securities as a group have dropped dramatically in a short period of time on several occasions in the past, and they may do so again in the future. Mid Cap Growth Fund and Emerging Markets Fund are subject to the risks of generally adverse equity markets.

    SMALL CAPITALIZATION COMPANIES. Emerging Markets Fund and Mid Cap Growth Fund are permitted to invest in equity securities of companies with small market capitalizations. The equity securities of such companies frequently have experienced greater price volatility in the past than those of larger-capitalization companies, and they may be expected to do so in the future. To the extent that the Funds invest in small capitalization companies, they are subject to this risk of greater volatility.

    ACTIVE MANAGEMENT. Mid Cap Growth Fund and Emerging Markets Fund are actively managed by the Adviser, or in the case of Emerging Markets Fund, the Sub-Adviser. The performance of these Funds will reflect in part the ability of the Adviser or Sub-Adviser to select equity securities which are suited to achieving the Funds' investment objectives. Due to their active management, these Funds could underperform other mutual funds with similar investment objectives or the market generally.

    FOREIGN SECURITIES. Emerging Markets Fund is subject to special risks associated with investing in foreign securities and to declines in net asset value resulting from changes in exchange rates between the United States dollar and foreign currencies. These risks are discussed under "Special Investment Methods -- Foreign Securities" elsewhere herein. Because of the special risks associated with foreign investing, the Funds may be subject to greater volatility than most mutual funds which invest principally in domestic securities.

    INTEREST RATE RISK. Tax Free Fund and Minnesota Tax Free Fund emphasize investments in fixed income securities. Investments in fixed income securities give rise to interest rate risk. Interest rate risk is the risk that the value of a fixed-rate debt security will decline due to changes in market interest rates. Because such Funds invest in fixed-rate debt securities, they are subject to interest rate risk. In general, when interest rates rise, the value of a fixed-rate debt security declines. Conversely, when interest rates decline, the value of a fixed-rate debt security generally increases. Thus, shareholders in the Funds bear the risk that increases in market interest rates will cause the value of their Fund's portfolio investments to decline. In addition to the extent that Adjustable Rate Mortgage Securities Fund invests in fixed rate mortgage-based securities, and to the extent that market interest rates change between the dates upon which the interest rates borne by the adjustble-rate securities held by this Fund adjust, this Fund is also exposed to interest rate risk.

    In general, the value of fixed-rate debt securities with longer maturities are more sensitive to changes in market interest rates than the value of such securities with shorter maturities. Thus, the net asset value of a Fund which invests in securities with longer weighted average maturities should be expected to have greater volatility in periods of changing market interest rates than that of a Fund which invests in securities with shorter weighted average maturities. Investors should note in this regard that Tax Free Fund and Minnesota Tax Free Fund invest in securities with longer weighted average maturities than First American's Intermediate Tax Free Fund and Minnesota Insured Intermediate Tax Free Fund.

    Although the Adviser may engage in transactions intended to hedge the value of the Funds' portfolios against changes in market interest rates, there is no assurance that such hedging transactions will be undertaken or will fulfill their purpose. See "Special Investment Methods -- Options Transactions."

    CREDIT RISK. Credit risk is the risk that the issuer of a debt security or mortgage-related security will fail to make payments on the security when due. Because Adjustable Rate Mortgage Securities Fund, Tax Free Fund and Minnesota Tax Free Fund invest in debt securities or mortgage-related securities, they are subject to credit risk.

    As described under "Special Investment Methods -- Municipal Bonds and Other Municipal Obligations," the revenue bonds and municipal lease obligations in which Tax Free Fund and Minnesota Tax Free Fund invest may entail greater credit risk than the general obligation bonds in which they invest. This is the case because revenue bonds and municipal lease obligations generally are not backed by the faith, credit or general taxing power of the issuing governmental entity. In addition, as described under that section, municipal lease obligations also may be subject to nonappropriation risk, which is a type of nonpayment risk. Investors also should note that even general obligation bonds of the states and their political subdivisions are not free from the risk of default.

    The ratings and certain other requirements which apply to these Funds' permitted investments, as described elsewhere in this Prospectus, are intended to limit the amount of credit risk undertaken by these Funds. Nevertheless, shareholders in such Funds bear the risk that payment defaults could cause the value of their Fund's portfolio investments to decline. Investors also should note that Tax Free Fund and Minnesota Tax Free Fund can invest in municipal obligations rated as low as BBB by Standard & Poor's or Baa by Moody's, that Adjustable Rate Mortgage Securities Fund can invest in mortgage-related and other securities rated as low as A by Standard & Poor's or Moody's, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Adviser. Although these rating categories are investment grade, obligations and securities with these ratings are viewed as having speculative characteristics and carry a somewhat higher risk of default than obligations and securities rated in the higher investment grade categories.

    CALL RISK. Many municipal bonds and mortgage-related securities may be redeemed at the option of the issuer ("called") at a specified price prior to their stated maturity date. In general, it is advantageous for an issuer to call its bonds or mortgage-related securities if they can be refinanced through the issuance of new bonds or mortgage-related securities which bear a lower interest rate than that of the called bonds or mortgage-related securities. Call risk is the risk that bonds or mortgage-related securities will be called during a period of declining market interest rates so that such refinancings may take place.

    If a bond held by a Fund is called during a period of declining interest rates, the Fund probably will have to reinvest the proceeds received by it at a lower interest rate than that borne by the called bond, thus resulting in a decrease in the Fund's income. To the extent that the Funds invest in callable bonds, Fund shareholders bear the risk that reductions in income will result from the call of bonds.

    MORTGAGE-BACKED SECURITIES. Because residential mortgage loans generally can be prepaid in whole or in part by the borrowers at any time without any prepayment penalty, the holder of a mortgage-backed security which represents an interest in a pool of such mortgage loans is subject to a form of call risk which is generally called "prepayment risk." In addition, it is more difficult to predict the effect of changes in market interest rates on the return on mortgage-backed securities than to predict the effect of such changes on the return of a conventional fixed-rate debt instrument; the magnitude of such effects may be greater in some cases; and the return on certain types of mortgage-backed securities, such as interest-only, principal-only and inverse floating rate mortgage-backed securities, are particularly sensitive to changes in interest rates and in the rate at which the mortgage loans underlying the securities are prepaid by borrowers. For these reasons, Adjustable Rate Mortgage Securities Fund's investments in mortgage-backed securities may involve greater risks than investments in governmental or corporate bonds. For further information, see "Special Investment Methods --
    Mortgage-Backed Securities."

    POLITICAL AND ECONOMIC CONDITIONS. The value of municipal obligations owned by Tax Free Fund or Minnesota Tax Free Fund may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. Other factors that could affect tax-exempt obligations include a change in the local, state or national economy, demographic factors, ecological or environmental concerns, statutory limitations on the issuer's ability to increase taxes and other developments generally affecting the revenues of issuers (for example, legislation or court decisions reducing state aid to local governments or mandating additional services). The value of certain municipal obligations also may be adversely affected by the enactment of changes to certain federal or state income tax laws including, but not limited to, income tax rate reductions or the imposition of a flat tax.

    Tax Free Fund cannot invest 25% or more of its total assets in obligations of issuers located in the same state (for this purpose, the location of an "issuer" shall be deemed to be the location of the entity the revenues of which are the primary source of payment or the location of the project or facility which may be the subject of the obligation). See "Special Investment Methods -- Investment Restrictions." Minnesota Tax Free Fund will invest primarily in municipal obligations issued by the State of Minnesota and its political subdivisions. For this reason, the municipal obligations held by this Fund will be particularly affected by local conditions in the State of Minnesota. A more detailed description of the factors affecting Minnesota issuers of municipal obligations is set forth in the Statement of Additional Information.

    OTHER. Investors also should review "Special Investment Methods" for information concerning risks associated with certain investment techniques which may be utilized by the Funds.


 MANAGEMENT

    The Board of Directors of FAIF has the primary responsibility for overseeing the overall management and electing the officers of FAIF. Subject to the overall direction and supervision of the Board of Directors, the Adviser acts as investment adviser for and manages the investment portfolios of FAIF.


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    INVESTMENT ADVISER

    U.S. Bank National Association, 601 Second Avenue South, Minneapolis, Minnesota 55402, acts as the Funds' investment adviser through its First American Asset Management group. The Adviser has acted as an investment adviser to FAIF since its inception in 1987 and has acted as investment adviser to First American Funds, Inc. since 1982 and to First American Strategy Funds, Inc. since 1996. As of September 30, 1997, the Adviser was managing accounts with an aggregate value of approximately $55 billion, including mutual fund assets of approximately $20 billion. U.S. Bancorp, 601 Second Avenue South, Minneapolis, Minnesota 55402, is the holding company for the Adviser.

    Each of the Funds, other than Emerging Markets Fund, has agreed to pay the Adviser monthly fees calculated on an annual basis equal to 0.70% of its average daily net assets. Emerging Markets Fund pays the Adviser a monthly fee calculated on the same basis equal to 1.25% of its average daily net assets, out of which the Adviser pays the Sub-Adviser's fee. The Adviser may, at its option, waive any or all of its fees, or reimburse expenses, with respect to any Fund from time to time. Any such waiver or reimbursement is voluntary and may be discontinued at any time. The Adviser also may absorb or reimburse expenses of the Funds from time to time, in its discretion, while retaining the ability to be reimbursed by the Funds for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering a Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

    The Glass-Steagall Act generally prohibits banks from engaging in the business of underwriting, selling or distributing securities and from being affiliated with companies principally engaged in those activities. In addition, administrative and judicial interpretations of the Glass-Steagall Act prohibit bank holding companies and their bank and nonbank subsidiaries from organizing, sponsoring or controlling registered open-end investment companies that are continuously engaged in distributing their shares. Bank holding companies and their bank and nonbank subsidiaries may serve, however, as investment advisers to registered investment companies, subject to a number of terms and conditions.

    Although the scope of the prohibitions and limitations imposed by the Glass-Steagall Act has not been fully defined by the courts or the appropriate regulatory agencies, the Funds have received an opinion from their counsel that the Adviser is not prohibited from performing the investment advisory services described above. In the event of changes in federal or state statutes or regulations or judicial and administrative interpretations or decisions pertaining to permissible activities of bank holding companies and their bank and nonbank subsidiaries, the Adviser might be prohibited from continuing these arrangements. In that event, it is expected that the Board of Directors would make other arrangements and that shareholders would not suffer adverse financial consequences.


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    SUB-ADVISER TO EMERGING MARKETS FUND

    Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300, Wilmington, Delaware 19801, is Sub-Adviser to Emerging Markets Fund under an agreement with the Adviser (the "Sub-Advisory Agreement"). The Sub-Adviser is responsible for the investment and reinvestment of Emerging Markets Fund's assets and the placement of brokerage transactions in connection therewith. For its services under the Sub-Advisory Agreement, the Sub-Adviser is paid a monthly fee by the Adviser calculated on an annual basis equal to 0.85% of the first $100 million of Emerging Markets Fund's average daily net assets, 0.60% of Emerging Markets Fund's average daily net assets in excess of $100 million up to $300 million, 0.55% of Emerging Markets Fund's average daily net assets in excess of $300 million up to $500 million and 0.50% of Emerging Markets Fund's average daily net assets in excess of $500 million.

    The Sub-Adviser, a privately held company, was founded in 1986 by David F. Marvin and Stanley Palmer. The stock of the Sub-Adviser is owned by Mr. Marvin, Mr. Palmer and 24 other holders. The Sub-Adviser is engaged in the management of global, non-United States and emerging markets equity portfolios for institutional accounts. At January 1, 1998, the Sub-Adviser managed a total of $4.6 billion in investments for 53 institutional investors.


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    PORTFOLIO MANAGERS

    Mid Cap Growth Fund is managed by a committee comprised of Ms. Shrewsbury, Mr. Benson, Ms. Halbe, Ms. Hoyme, Mr. McSweeney and Ms. Thompson, whose backgrounds are set forth below. Adjustable Rate Mortgage Securities Fund is managed by a committee comprised of Mr. McGlinch, Ms. Kung and Mr. Green, whose backgrounds are also set forth below. The remaining Funds are managed or co-managed as indicated below.

    SANDRA SHREWSBURY is a member of the committee which manages Mid Cap Growth Fund. Ms. Shrewsbury has over 11 years of investment industry experience. Prior to joining the Adviser in 1998, Ms. Shrewsbury served as a portfolio manager for Piper Capital Management Incorporated overseeing the management of the Piper Funds Emerging Growth Fund and Small

    Company Growth Fund. Ms. Shrewsbury received her bachelor's degree in mathematics and education from Nebraska Wesleyan University and a master's degree from Iowa State University. Ms. Shrewsbury is a Chartered Financial Analyst.

    ADAM BENSON is a member of the committee which manages Mid Cap Growth Fund. Mr. Benson has over 4 years of investment industry experience. Prior to joining the Adviser in 1998, Mr. Benson served as an assistant vice president and portfolio co-manager for Piper Capital Management Incorporated overseeing the management of the Piper Funds Emerging Growth Fund and Small Company Growth Fund. Mr. Benson received his bachelor's degree in economics from Luther College and master's degree in finance from the University of Minnesota.

    JOYCE HALBE is a member of the committee which manages Mid Cap Growth Fund. Ms. Halbe has over 13 years of investment industry experience. Prior to joining the Adviser in 1998, Ms. Halbe served, from 1996 to 1998, as a senior vice president and portfolio co-manager for Piper Capital Management Incorporated overseeing the management of the Piper Funds Emerging Growth Fund and Small Company Growth Fund. Prior to 1996, Ms. Halbe served as a vice president, analyst and portfolio manager for the Adviser. Ms. Halbe received her bachelor's degree, master's degree and master's degree in business administration from the University of Wisconsin. Ms. Halbe is a Chartered Financial Analyst.

    MARY HOYME is a member of the committee which manages Mid Cap Growth Fund. Ms. Hoyme has over 15 years of investment industry experience. Prior to joining the Adviser in 1998, Ms. Hoyme served, from 1996 to 1998, as a senior vice president and portfolio co-manager for Piper Capital Management Incorporated overseeing the management of the Piper Funds Emerging Growth Fund and Small Company Growth Fund. Prior to 1996, Ms. Hoyme served as a portfolio manager for the Adviser overseeing the management of the Adviser's real estate and growth portfolios. Ms. Hoyme received her bachelor's degree in finance and economics from the University of Wisconsin-Eau Claire and master's degree in business administration from the University of St. Thomas. Ms. Hoyme is a Chartered Financial Analyst.

    TIMOTHY MCSWEENEY is a member of the committee which manages Mid Cap Growth Fund. Mr. McSweeney has over 11 years of investment industry experience. Prior to joining the Adviser in 1998, Mr. McSweeney served, from 1997 to 1998, as assistant vice president and portfolio co-manager for Piper Capital Management Incorporated overseeing the management of the Piper Funds Emerging Growth Fund and Small Company Growth Fund. Prior to 1997, Mr. McSweeney served as a technology analyst for Gintel Asset Management. Mr. McSweeney received his bachelor's degree in economics from Clark University and master's degree in business administration from Northeastern University.

    JILL THOMPSON is a member of the committee which manages Mid Cap Growth Fund. Ms. Thompson has over 9 years of investment industry experience. Prior to joining the Adviser in 1998, Ms. Thompson served as a senior vice president and portfolio co-manager for Piper Capital Management Incorporated overseeing the management of the Piper Funds Emerging Growth Fund and Small Company Growth Fund. Ms. Thompson received her bachelor's degree from St. Cloud State University. Ms. Thompson is a Chartered Financial Analyst.

    THOMAS MCGLINCH is a member of the committee which manages Adjustable Rate Mortgage Securities Fund. Mr. McGlinch has over 16 years of investment industry experience. Prior to joining the Adviser in 1998, Mr. McGlinch served as a portfolio co-manager for Piper Capital Management Incorporated overseeing the management of several Piper Funds including the Piper Funds Adjustable Rate Mortgage Securities Fund. Mr. McGlinch received his bachelor's degree in accounting from St. John's University and master's degree in business administration from the University of St. Thomas. Mr. McGlinch is a Chartered Financial Analyst.

    WAN-CHONG KUNG is a member of the committee which manages Adjustable Rate Mortgage Securities Fund. Ms. Kung has over five years of investment industry experience. Prior to joining the Adviser in 1998, Ms. Kung served as a vice president and a portfolio co-manager for Piper Capital Management Incorporated overseeing the management of several Piper Funds including the Piper Funds Adjustable Rate Morgage Securities Fund. Ms. Kung received her bachelor's degree in economics from the University of the Philippines and received her master's degree in business administration from the University of Minnesota. Ms. Kung is a Chartered Financial Analyst.

    MARK M. GREEN is a member of the committee which manages Adjustable Rate Mortgage Securities Fund. Mr. Green joined the Adviser in 1996 and has over ten years of investment industry experience. Mr. Green is also a member of the committee which manages FAIF Limited Term Income Fund, Intermediate Term Income Fund and Fixed Income Fund. Prior to joining the Adviser, Mr. Green was a portfolio manager at Wells Fargo Investment Management. Mr. Green received his bachelor's degree and master's degree from San Francisco State University.

    RONALD REUSS is a portfolio co-manager for Tax Free Fund and Minnesota Tax Free Fund. Mr. Reuss has over 28 years of investment industry experience. Prior to joining the Adviser in 1998, Mr. Reuss served as an economist, a senior vice president and portfolio manager for Piper Capital Management Incorporated overseeing the management of the Piper Funds National Tax-Exempt Fund and Minnesota Tax-Exempt Fund. Mr. Reuss received his bachelor's degree in business administration from John Carroll University and master's degree in economics from Cleveland State University. Mr. Reuss is a Chartered Financial Analyst.

    DOUGLAS WHITE is a portfolio co-manager for Tax Free Fund and Minnesota Tax Free Fund. Mr. White has over 14 years of investment industry experience. Prior to joining the Adviser in 1998, Mr. White served as a portfolio manager for Piper Capital Management Incorporated overseeing the management of the Piper Funds Tax-Exempt Fund and Minnesota Tax-Exempt Fund. Mr. White received his bachelor's degree in political science from Carleton College and his master's degree in business administration from the University of Minnesota. Mr. White is a Chartered Financial Analyst.

    A committee comprised of the following eight individuals shares the management of Emerging Markets Fund on behalf of the Sub-Adviser:

    DAVID F. MARVIN is Chairman of the Sub-Adviser and founded the firm together with Mr. Palmer in 1986. Before founding the Sub-Adviser, Mr. Marvin was Vice President in charge of DuPont Corporation's $10 billion internally-managed pension fund. Prior to that Mr. Marvin was Associate Portfolio Manager, and then Head Portfolio Manager, for Investors Diversified Services' IDS Stock Fund. Mr. Marvin started in the investment business in 1965 as a securities analyst for Chicago Title & Trust. Mr. Marvin received his bachelor's degree from the University of Illinois and his master's degree in business administration from Northwestern University. He is a Chartered Financial Analyst and a member of the Financial Analysts Federation.

    STANLEY PALMER is Vice Chairman of the Sub-Adviser and co-founder of the firm. Mr. Palmer was Equity Portfolio Manager for DuPont Corporation from 1978 through 1986, an analyst and portfolio manager at Investors Diversified Services from 1971 through 1978, and an analyst at Harris Trust & Savings Bank from 1964 through 1971. Mr. Palmer received his bachelor's degree from Gustavus Adolphus College and his master's degree in business administration from the University of Iowa. He is a Chartered Financial Analyst and a member of the Financial Analysts Federation.

    WILLIAM E. DODGE has been President since January 1998 and a portfolio manager of the Sub-Adviser since 1996. Mr. Dodge was Chief Investment Strategist and Chairman of the Investment Policy Committee of Dean Witter in New York from 1991 to 1996, and he served as a Senior Portfolio Manager,

    Director of Quantitative Equity Strategies, and United States equity analyst at the DuPont Corporation pension fund from 1983 to 1991. From 1976 to 1983 Mr. Dodge served in various United States portfolio management and analytical positions including senior investment manager of a bank trust department from 1981 to 1983. Mr. Dodge received his bachelor's degree and his master's degree in business administration from the University of Massachusetts at Amherst. He is a Chartered Financial Analyst and a member of the Financial Analysts Federation.

    TERRY B. MASON is a Senior Vice President and portfolio manager of the Sub-Adviser. Before joining the Sub-Adviser, Mr. Mason was employed for 14 years by DuPont Corporation, the last five as international equity analyst and international trader. Mr. Mason received his bachelor's degree from Glassboro State College and his master's degree in business administration from Widener University.

    JAY F. MIDDLETON is a Senior Vice President and portfolio manager for the Sub-Adviser and joined the firm in 1989. Mr. Middleton received his bachelor's degree from Wesleyan University.

    TODD D. MARVIN is a Senior Vice President and portfolio manager for the Sub-Adviser and joined the firm in 1991. Before joining the Sub-Adviser, Mr. Marvin was employed by Oppenheimer & Company as an analyst in investment banking. Mr. Marvin received his bachelor's degree from Wesleyan University.

    DAVID L. SCHAEN is a Vice President and portfolio manager of the Sub-Adviser. Before becoming a Portfolio Manager, Mr. Schaen was Head Trader for the Sub-Adviser from 1991 to 1994 and an International Analyst for the Sub-Adviser from 1994 to 1995. Prior to 1991 he was Head Trader and Investment Officer at the Bank of Delaware. Mr. Schaen received his bachelor's degree from the University of Delaware and his master's degree in business administration from Widener University.

    STEPHEN D. MARVIN is a Vice President and portfolio manager for the Sub-Adviser and joined the firm in 1994. Before joining the Sub-Adviser, Mr. Marvin was employed by Bear, Stearns & Company as a corporate financial analyst. Mr. Marvin received his bachelor's degree from Carleton College.


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    CUSTODIAN

    The Custodian of the Funds' assets is U.S. Bank Trust National Association (the "Custodian"), U.S. Bank Trust Center, 180 East Fifth Street, St. Paul, Minnesota 55101. The Custodian is a subsidiary of U.S. Bancorp.

    As compensation for its services to the Funds, the Custodian is paid monthly fees calculated on an annual basis equal to 0.03% of the applicable Fund's (except Emerging Markets Fund) average daily net assets and, in the case of Emerging Markets Fund, 0.10% of the Fund's average daily net assets. In addition, the Custodian is reimbursed for its out-of-pocket expenses incurred while providing its services to the Funds.

    Rules adopted under the 1940 Act permit Emerging Markets Fund to maintain its securities and cash in the custody of certain eligible foreign banks and depositories. Emerging Markets Fund's portfolio of non-United States securities are held by sub-custodians which are approved by the directors of FAIF or a foreign custody manager appointed by the directors in accordance with these rules. This determination is made pursuant to these rules following a consideration of a number of factors including, but not limited to, the reliability and financial stability of the institution; the ability of the institution to perform custodian services for Emerging Markets Fund; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and the risks of potential nationalization or expropriation of Emerging Markets Fund's assets.

    Sub-custodian fees with respect to Emerging Markets Fund are paid by the Custodian out of the Custodian's fees.

    ---------------------------------------------------------------------------
    ADMINISTRATOR

    The administrator for the Funds is SEI Investments Management Corporation, Oaks, Pennsylvania 19456. The Administrator, a wholly-owned subsidiary of SEI Investments Company, provides the Funds with certain administrative services necessary to operate the Funds. These services include shareholder servicing and certain accounting and other services. The Administrator provides these services for a fee calculated at an annual rate of 0.12% of each Fund's average daily net assets, provided that to the extent that the aggregate net assets of all First American Funds exceed $8 billion, the percentage stated above is reduced to 0.105%. From time to time, the Administrator may voluntarily waive its fees or reimburse expenses with respect to any of the Funds. Any such waivers or reimbursements may be made at the Administrator's discretion and may be terminated at any time. U.S. Bank assists the Administrator and provides sub-administration services for the Funds. For these services, the Administrator compensates the sub-administrator at an annual rate of up to 0.05% of each Fund's average daily net assets.


    ---------------------------------------------------------------------------
    TRANSFER AGENT

    DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds. The address of the Transfer Agent is 330 West Ninth Street, Kansas City, Missouri 64105. The Transfer Agent is not affiliated with the Distributor, the Administrator or the Adviser.


 DISTRIBUTOR

    SEI Investments Distribution Co. is the principal distributor for shares of the Funds and of the other FAIF Funds. The Distributor is a Pennsylvania corporation and is the principal distributor for a number of investment companies. The Distributor, which is not affiliated with the Adviser, is a wholly-owned subsidiary of SEI Investments Company and is located at Oaks, Pennsylvania 19456.

    The Distributor, the Administrator and the Adviser may in their discretion use their own assets to pay for certain costs of distributing Fund shares. Any arrangement to pay such additional costs may be commenced or discontinued by any of these persons at any time. In addition, the Distributor and the Adviser and its affiliates may provide compensation from their own resources for shareholder services provided by third parties, including "one-stop" mutual fund networks through which the Funds are made available.


 PURCHASES AND REDEMPTIONS
 OF SHARES

    ---------------------------------------------------------------------------
    SHARE PURCHASES AND REDEMPTIONS

    Shares of the Funds are sold and redeemed on days on which both the New York Stock Exchange and federally-chartered banks are open for business ("Business Days").

    Payment for shares can be made only by wire transfer. All information needed will be taken over the telephone and the order will be considered placed when the Custodian receives payment by wire. Federal funds should be wired as follows: U.S. Bank National Association, Minneapolis, Minnesota, ABA Number 091000022; For Credit to: DST Systems, Inc.: Account Number 160234580266; For Further Credit To: (Investor Name and Fund Name). Shares cannot be purchased by Federal Reserve wire on days on which the New York Stock Exchange is closed or federally-chartered banks are closed. Purchase orders will be effective and eligible to receive dividends declared the same day if the Transfer Agent receives an order before 3:00 p.m. Central time and the Custodian receives federal funds before the close of business that day. Otherwise, the purchase order will be effective the next Business Day. The Funds reserve the right to reject a purchase order.

    The Funds are required to redeem for cash all full and fractional shares of the Funds. Redemption requests may be made any time before 3:00 p.m.

    Central time in order to receive that day's redemption price. For redemption requests received before 3:00 p.m. Central time, payment will ordinarily be made the next business day by transfer of federal funds, but payment may be made up to 7 days after the request.


    ---------------------------------------------------------------------------
    WHAT SHARES COST

    Class Y Shares of the Funds are sold and redeemed at net asset value. The net asset value per share is determined as of the close of normal trading on the New York Stock Exchange (3:00 p.m. Central time) on each Business Day, provided that net asset value need not be determined on days when no Fund shares are tendered for redemption and no order for that Fund's shares is received and on days on which changes in the value of portfolio securities will not materially affect the current net asset value of the Fund's shares. The price per share for purchases or redemptions is such value next computed after the Transfer Agent receives the purchase order or redemption request. In the case of redemptions and repurchases of shares owned by corporations, trusts or estates, the Transfer Agent may require additional documents to evidence appropriate authority in order to effect the redemption, and the applicable price will be that next determined following the receipt of the required documentation.

    DETERMINING NET ASSET VALUE. The net asset value per share for each of the Funds is determined by dividing the value of the securities owned by the Fund plus any cash and other assets (including interest accrued and dividends declared but not collected), less all liabilities, by the number of Fund shares outstanding. For the purpose of determining the aggregate net assets of the Funds, cash and receivables will be valued at their face amounts. Interest will be recorded as accrued and dividends will be recorded on the ex-dividend date. Security valuations are furnished by an independent pricing service that has been approved by the Board of Directors. Securities listed on a securities exchange or an automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange on which they are traded on the valuation date, or, if there is no such reported sale on the valuation date, at the most recently quoted bid price.

    Debt obligations with remaining maturities in excess of sixty days are valued at the most recently quoted bid price. For such debt obligations the pricing service may employ methods that utilize actual market transactions, broker-dealer valuations, or other electronic data processing techniques. These techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at security valuations. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost which approximates market value. If a security price cannot be obtained from an independent pricing service a bid price may be obtained from an independent broker who makes a market in the security.

    Foreign securities owned by the Funds are valued at the closing prices on the principal exchange on which they trade.

    If the value for a security cannot be obtained from the sources described above, the security's value may be determined pursuant to the fair value procedures established by the Board of Directors.

    Financial futures are valued at the settlement price established each day by the board of exchange on which they are traded. Portfolio securities underlying actively traded options are valued at their market price as determined above. The current market value of any exchange traded options held or written by a Fund, are valued at the closing bid price for a long position or the closing ask price for a short position.

    Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's exchange rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by the Reuters system.

    Although the methodology and procedures for determining net asset value are identical for all classes of shares, the net asset value per share of different classes of shares of the same Fund may differ because of distribution and/or shareholder servicing expenses charged to Class A and Class B Shares.

    FOREIGN SECURITIES. Any assets or liabilities of the Funds initially expressed in terms of foreign currencies are translated into United States dollars using current exchange rates. Trading in securities on foreign markets may be completed before the close of business on each business day of the Funds. Thus, the calculation of the Funds' net asset value may not take place contemporaneously with the determination of the prices of foreign securities held in the Funds' portfolios. In addition, trading in securities on foreign markets may not take place on all days on which the New York Stock Exchange is open for business or may take place on days on which the New York Stock Exchange is not open for business. Therefore, the net asset value of a Fund which holds foreign securities might be significantly affected on days when an investor has no access to the Fund.


    ---------------------------------------------------------------------------
    EXCHANGING SECURITIES FOR FUND SHARES

    A Fund may accept securities in exchange for Fund shares. A Fund will allow such exchanges only upon the prior approval by the Fund and a determination by the Fund and the Adviser or Sub-Adviser that the securities to be exchanged are acceptable. Securities accepted by a Fund will be valued in the same manner that a Fund values its assets. The basis of the exchange will depend upon the net asset value of Fund shares on the day the securities are valued.


    ---------------------------------------------------------------------------
    CERTIFICATES AND CONFIRMATIONS

    The Transfer Agent maintains a share account for each shareholder. Share certificates will not be issued by the Funds.

    Confirmations of each purchase and redemption are sent to each shareholder. In addition, monthly confirmations are sent to report all transactions and dividends paid during that month for the Funds.


    ---------------------------------------------------------------------------
    DIVIDENDS AND DISTRIBUTIONS

    Dividends with respect to each Fund (except Emerging Markets Fund) are declared and paid monthly to all shareholders of record on the record date.

    Dividends with respect to Emerging Markets Fund are declared and paid annually to all shareholders of record on the record date. Distributions of any net realized long-term capital gains will be made at least once every 12 months. Dividends and distributions are automatically reinvested in additional shares of the Fund paying the dividend on payment dates at the ex-dividend date net asset value without a sales charge, unless shareholders request cash payments on the new account form or by writing to the Fund.

    All shareholders on the record date are entitled to the dividend. If shares are purchased before a record date for a dividend or a distribution of capital gains, a shareholder will pay the full price for the shares and will receive some portion of the purchase price back as a taxable dividend or distribution (to the extent, if any, that the dividend or distribution is otherwise taxable to holders of Fund shares). If shares are redeemed or exchanged before the record date for a dividend or distribution or are purchased after the record date, those shares are not entitled to the dividend or distribution.

    The amount of dividends payable on Class Y Shares generally will be more than the dividends payable on Class A and Class B Shares because of distribution and/or shareholder servicing expenses charged to Class A and Class B Shares.


    ---------------------------------------------------------------------------
    EXCHANGE PRIVILEGE

    Shareholders may exchange Class Y Shares of a Fund for currently available Class Y Shares of the other FAIF Funds or of other funds in the First

    American family of funds at net asset value. Exchanges of shares among the First American family of funds must meet any applicable minimum investment of the fund for which shares are being exchanged.

    The ability to exchange shares of the Funds does not constitute an offering or recommendation of shares of one fund by another fund. This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. An investor who is considering acquiring shares in another First American fund pursuant to the exchange privilege should obtain and carefully read a prospectus of the fund to be acquired. Exchanges may be accomplished by a written request, or by telephone if a preauthorized exchange authorization is on file with the Transfer Agent, shareholder servicing agent, or financial institution. Neither the Transfer Agent nor any Fund will be responsible for the authenticity of exchange instructions received by telephone if it reasonably believes those instructions to be genuine. The Funds and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and they may be liable for losses resulting from unauthorized or fraudulent telephone instructions if they do not employ these procedures. These procedures may include taping of telephone conversations.

    Shares of a class in which an investor is no longer eligible to participate may be exchanged for shares of a class in which that investor is eligible to participate. An example of this kind of exchange would be a situation in which Class Y Shares of a Fund held by a financial institution in a trust or agency capacity for one or more individual benefi- ciaries are exchanged for Class A Shares of that Fund and distributed to the individual beneficiaries.


 INCOME TAXES

    ---------------------------------------------------------------------------
    FEDERAL INCOME TAXATION -- ALL OF THE FUNDS

    Each Fund is treated as a different entity for federal income tax purposes. Each of the Funds intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), for the current fiscal year and in the future. If so qualified and provided certain distribution requirements are met, a Fund will not be liable for federal income taxes to the extent it distributes its income to its shareholders.

    Distributions paid from net taxable investment income and any net realized short-term capital gains will be taxable to shareholders as ordinary income, whether received in cash or in additional shares.

    Distributions paid from long-term capital gains (and designated as such) generally will be taxable as long-term capital gains for federal income tax purposes, whether received in cash or shares, regardless of how long a shareholder has held the shares in a Fund. In the case of shareholders who are individuals, estates, or trusts, each Fund will designate the portion of each capital gain dividend that must be treated as mid-term capital gain (subject to a maximum tax rate of 28%) and the portion that must be treated as long-term capital gain (subject to a maximum tax rate of 20%).

    Gain or loss realized on the sale or exchange of shares in a Fund will be treated as capital gain or loss, provided that (as is usually the case) the shares represented a capital asset in the hands of the shareholder. For corporate shareholders, such gain or loss will be long-term gain or loss if the shares were held more than one year. For shareholders who are individuals, estates, or trusts the gain or loss will be considered long-term (subject to a maximum tax rate of 20%) if the shareholder has held the shares for more than 18 months and mid-term (subject to a maximum tax rate of 28%) if the shareholder has held the shares for more than one year but not more than 18 months.

    A Fund may be required to "back-up" withhold 31% of any dividend, distribution, or redemption payment made to a shareholder who fails to furnish the Fund with the shareholder's Social Security number or other taxpayer identification number or to certify that he or she is not subject to back-up withholding.


    ---------------------------------------------------------------------------
    TAX FREE FUND AND MINNESOTA TAX FREE FUND

    Distributions of net interest income from tax-exempt obligations that are designated by Tax Free Fund and Minnesota Tax Free Fund as exempt-interest dividends are excludable from the gross income of each Fund's shareholders. A portion of such dividends may, however, be subject to the alternative minimum tax, as discussed below.

    For federal income tax purposes, an alternative minimum tax ("AMT") is imposed on taxpayers to the extent that such tax, if any, exceeds a taxpayer's regular income tax liability (with certain adjustments). Liability for AMT will depend on each shareholder's tax situation.

    Exempt-interest dividends attributable to interest income on certain tax-exempt obligations issued after August 7, 1986, to finance certain private activities will be treated as an item of tax preference that is included in alternative minimum taxable income for purposes of computing the federal AMT for all taxpayers. Each of Tax Free Fund and Minnesota Tax Free Fund may invest up to 20% of its assets in obligations the interest on which is treated as an item of tax preference for federal income tax purposes. Also, a portion of all other tax-exempt interest received by a corporation, including exempt-interest dividends, will be included in adjusted current earnings and in earnings and profits for purposes of determining the federal corporate alternative minimum tax and the branch profits tax imposed on foreign corporations under Section 884 of the Code. Each shareholder is advised to consult his or her tax adviser with respect to the possible effects of such tax preference items.

    The Tax Reform Act of 1986 imposed new requirements on certain tax-exempt bonds which, if not satisfied, could result in loss of tax exemption for interest on such bonds, even retroactively to the date of issuance of the bonds. Proposals may be introduced before Congress in the future, the purpose of which will be to further restrict or eliminate the federal income tax exemption for tax-exempt bonds held by Tax Free Fund and Minnesota Tax Free Fund. Tax Free Fund and Minnesota Tax Free Fund will avoid investment in bonds which, in the opinion of the Adviser, pose a material risk of the loss of tax exemption. Further, if a bond in a Fund's portfolio lost its exempt status, the Fund would make every effort to dispose of that investment on terms that are not detrimental to the Fund.

    In certain instances, the portion of Social Security benefits received by a shareholder that is subject to federal income tax may be affected by the amount of exempt-interest dividends received by the shareholder from Tax Free Fund or Minnesota Tax Free Fund.

    Interest on indebtedness incurred by a shareholder to purchase or carry shares of Tax Free Fund and Minnesota Tax Free Fund will not be deductible for federal income purposes.


    ---------------------------------------------------------------------------
    EMERGING MARKETS FUND

    Dividends paid by Emerging Markets Fund attributable to investments in the securities of foreign issuers will not be eligible for the 70% deduction for dividends received by corporations.

    Emerging Markets Fund may be required to pay withholding and other taxes imposed by foreign countries, generally at rates from 10% to 40%, which would reduce the Fund's investment income. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

    If at the end of Emerging Markets Fund's taxable year more than 50% of its total assets consists of stock or securities of foreign corporations, the Fund will be eligible to file an election with the Internal Revenue Service to "pass through" to its shareholders the amount of foreign income taxes (including withholding taxes) it paid. Pursuant to this election, shareholders of the Fund will be required to include in gross income their respective pro rata portions of such foreign taxes, treat such amounts as foreign taxes paid by them, and subject to certain limitations, deduct such amounts in computing their taxable income or, alternatively, use them as foreign tax credits against their federal income taxes. If such an election is filed for a year, Emerging Markets Fund shareholders will be notified of the amounts which they may deduct as foreign taxes paid or used as foreign tax credits.

    Alternatively, if the amount of foreign taxes paid by Emerging Markets Fund is not large enough in future years to warrant making the election described above, the Fund may claim the amount of foreign taxes paid as a deduction against its own gross income. In that case, shareholders will not be required to include any amount of foreign taxes paid by the Fund in their income and will not be permitted either to deduct any portion of foreign taxes from their own income or to claim any amount of foreign tax credit for taxes paid by the Fund.

    Information concerning distributions will be mailed to shareholders annually. Shareholders are required for information purposes to report exempt-interest dividends and other tax-exempt interest on their tax returns.

    ---------------------------------------------------------------------------
    MINNESOTA INCOME TAXATION -- MINNESOTA TAX FREE FUND

    The portion of exempt-interest dividends paid by Minnesota Tax Free Fund that is derived from interest on tax-exempt obligations issued by the State of Minnesota, its political subdivisions and instrumentalities, is excluded from the Minnesota taxable net income of individuals, estates and trusts, provided that the portion of the exempt-interest dividends from such Minnesota sources paid to all shareholders represent 95 percent or more of the exempt-interest dividends paid by the Fund. The remaining portion of such dividends, and dividends or capital gain dividends, are included in the Minnesota taxable net income of individuals, estates and trusts, except for dividends directly attributable to interest on obligations of the United States Government, its territories and possessions. Exempt-interest dividends are not excluded from the Minnesota taxable income of corporations and financial institutions. Dividends qualifying for federal income tax purposes as capital gain dividends are to be treated by shareholders as long-term capital gains. Minnesota has repealed the favorable treatment of long-term capital gains, while retaining restrictions on the deductibility of capital losses. As under federal law, the portion of Social Security benefits subject to Minnesota income tax may be affected by the amount of exempt-interest dividends received by the shareholders. Exempt-interest dividends attributable to interest on certain private activity bonds issued after August 7, 1986 will be included in Minnesota alternative minimum taxable income of individuals, estates and trusts for purposes of computing Minnesota's alternative minimum tax. Dividends generally will not qualify for the dividends-received deduction for corporations and financial institutions.


    ---------------------------------------------------------------------------
    OTHER STATE AND LOCAL TAXATION

    Except to the extent described above under "-- Minnesota Income Taxation -- Minnesota Tax Free Fund," distributions by all of the Funds may be subject to state and local taxation (even if, in the case of Tax Free Fund, they are exempt from federal income taxes). Shareholders are urged to consult their own tax advisers regarding state and local taxation.


 TAX-EXEMPT VS.
 TAXABLE INCOME

    The tables below show the approximate yields that taxable securities must earn to equal yields that are (i) exempt from federal income taxes; (ii) exempt from both federal and Minnesota income taxes, under selected income tax brackets scheduled to be in effect in 1998. The effective combined rates reflect the deduction of state income taxes from federal income. The 34.1%, 36.9%, 41.4% and 44.7% combined federal/Minnesota rates assume that the investor is subject to an 8.5% marginal Minnesota income tax rate and a marginal federal income tax rate of 28%, 31%, 36% and 39.6%, respectively. The combined rates do not reflect federal rules concerning the phase-out of personal exemptions and limitations on the allowance of itemized deductions for certain high-income taxpayers. The tables are based upon yields that are derived solely from tax-exempt income. To the extent that a Fund's yield is derived from taxable income, the Fund's tax equivalent yield will be less than set forth in the tables. The tax-free yields used in these tables should not be considered as representations of any particular rates of return and are for purposes of illustration only.


 FUND SHARES

    Each share of a Fund is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Funds have no preemptive or conversion rights.

    Each share of a Fund has one vote. On some issues, such as the election of directors, all shares of all FAIF Funds vote together as one series. The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of directors are able to elect all of the directors if they choose to do so. On issues affecting only a particular Fund or class of shares, the shares of that Fund or class will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to a Fund or to approve, disapprove or alter a distribution plan pertaining to a class of shares.

    Under the laws of the State of Maryland and FAIF's Articles of Incorporation, FAIF is not required to hold shareholder meetings unless they
    (i) are required by the 1940 Act or (ii) are requested in writing by the holders of 25% or more of the outstanding shares of FAIF.


 CALCULATION OF
 PERFORMANCE DATA

    From time to time, any of the Funds may advertise information regarding its performance. Each Fund may publish its "yield," its "cumulative total return," its "average annual total return" and its "distribution rate." In addition, Tax Free Fund and Minnesota Tax Free Fund may publish their "tax equivalent yield" and its "tax equivalent distribution rate." Distribution rates and tax equivalent distribution rates may only be used in

                              Tax-Equivalent Yields

                                                            Combined Federal and
                   Federal Tax Brackets                    Minnesota Tax Brackets
-----------------------------------------------     ------------------------------------
Tax-Free
 Yields      28%      31%       36%       39.6%     34.1%     36.9%      41.4%     44.7%
===============================================     ====================================
 3.0%       4.17%    4.35%     4.69%      4.97%     4.55%     4.75%      5.12%     5.42%
 3.5%       4.86%    5.07%     5.47%      5.79%     5.31%     5.55%      5.97%     6.33%
 4.0%       5.56%    5.80%     6.25%      6.62%     6.07%     6.34%      6.83%     7.23%
 4.5%       6.25%    6.52%     7.03%      7.45%     6.83%     7.13%      7.68%     8.14%
 5.0%       6.94%    7.25%     7.81%      8.28%     7.59%     7.92%      8.53%     9.04%
 5.5%       7.64%    7.97%     8.59%      9.11%     8.35%     8.72%      9.39%     9.95%
 6.0%       8.33%    8.70%     9.38%      9.93%     9.10%     9.51%     10.24%    10.85%
 6.5%       9.03%    9.42%    10.16%     10.76%     9.86%    10.30%     11.09%    11.75%
===============================================     ====================================

    connection with sales literature and shareholder communications preceded or accompanied by a Prospectus. Each of these performance figures is based upon historical results and is not intended to indicate future performance, and, except for "distribution rate" and "tax equivalent distribution rate," is standardized in accordance with Securities and Exchange Commission ("SEC") regulations.

    "Yield" for the Funds is computed by dividing the net investment income per share (as defined in applicable SEC regulations) earned during a 30-day period (which period will be stated in the advertisement) by the maximum offering price per share on the last day of the period. Yield is an annualized figure, in that it assumes that the same level of net investment income is generated over a one year period. The yield formula annualizes net investment income by providing for semi-annual compounding.

    "Tax equivalent yield" is that yield which a taxable investment must generate in order to equal a Fund's yield for an investor in a stated federal or combined federal/state income tax bracket (normally assumed to be the maximum tax rate or combined rate). Tax equivalent yield is computed by dividing that portion of the yield which is tax-exempt by one minus the stated income tax rate, and adding the resulting amount to that portion, if any, of the yield which is not tax-exempt.

    "Total return" is based on the overall dollar or percentage change in value of a hypothetical investment in a Fund assuming reinvestment of dividend distributions and deduction of all charges and expenses. "Cumulative total return" reflects a Fund's performance over a stated period of time. "Average annual total return" reflects the hypothetical annually compounded rate that would have produced the same cumulative total return if performance had been constant over the entire period. Because average annual returns tend to smooth out variations in a Fund's performance, they are not the same as actual year-by-year results.

    "Distribution rate" is determined by dividing the income dividends per share for a stated period by the maximum offering price per share on the last day of the period. "Tax equivalent distribution rate" is computed by dividing the portion of the distribution rate (determined as described above) which is tax-exempt by one minus the stated federal or combined federal/state income tax rate, and adding to the resulting amount that portion, if any, of the distribution rate which is not tax-exempt. All distribution rates published for the Funds are measures of the level of income dividends distributed during a specified period. Thus, these rates differ from yield (which measures income actually earned by a Fund) and total return (which measures actual income, plus realized and unrealized gains or losses of a Fund's investments). Consequently, distribution rates alone should not be considered complete measures of performance.

    The performance of the Class Y Shares of a Fund will normally be higher than for the Class A and Class B Shares because Class Y Shares are not subject to the sales charges and shareholder servicing expenses applicable to Class A and Class B Shares.

    In reports or other communications to shareholders and in advertising material, the performance of each Fund may be compared to recognized unmanaged indices or averages of the performance of similar securities and to composites of such indices and averages. Also, the performance of each Fund may be compared to that of other funds of similar size and objectives as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent mutual fund rating services, and each Fund may include in such reports, communications and advertising material evaluations published by nationally recognized independent ranking services and publications. For further information regarding the Funds' performance, see "Fund Performance" in the Statement of Additional Information.


 SPECIAL INVESTMENT METHODS

    This section provides additional information concerning the securities in which the Funds may invest and related topics. Further information concerning these matters is contained in the Statement of Additional Information.

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    CASH ITEMS

    The "cash items" in which certain of the Funds may invest, as described under "Investment Objectives and Policies," include short-term obligations such as rated commercial paper and variable amount master demand notes; United States dollar-denominated time and savings deposits (including certificates of deposit); bankers' acceptances; obligations of the United States Government or its agencies or instrumentalities (including zero-coupon securities); repurchase agreements collateralized by eligible investments of a Fund; securities of other mutual funds which invest primarily in debt obligations with remaining maturities of 13 months or less (which investments also are subject to the advisory fee); and other similar high-quality short-term United States dollar-denominated obligations. The other mutual funds in which the Funds may so invest include money market funds advised by the Adviser, subject to certain restrictions contained in an exemptive order issued by the Securities and Exchange Commission with respect thereto.


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    MUNICIPAL BONDS AND OTHER MUNICIPAL OBLIGATIONS

    As described under "Investment Objectives and Policies," Tax Free Fund and Minnesota Tax Free Fund invest principally in municipal bonds and other municipal obligations. These bonds and other obligations are issued by the states and by their local and special-purpose political subdivisions. The term "municipal bond" as used in this Prospectus includes short-term municipal notes issued by the states and their political subdivisions.

    MUNICIPAL BONDS. The two general classifications of municipal bonds are "general obligation" bonds and "revenue" bonds. General obligation bonds are secured by the governmental issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. They are usually paid from general revenues of the issuing governmental entity. Revenue bonds, on the other hand, are usually payable only out of a specific revenue source rather than from general revenues. Revenue bonds ordinarily are not backed by the faith, credit or general taxing power of the issuing governmental entity. The principal and interest on revenue bonds for private facilities are typically paid out of rents or other specified payments made to the issuing governmental entity by a private company which uses or operates the facilities. Examples of these types of obligations are industrial revenue bonds and pollution control revenue bonds. Industrial revenue bonds are issued by governmental entities to provide financing aid to community facilities such as hospitals, hotels, business or residential complexes, convention halls and sport complexes. Pollution control revenue bonds are issued to finance air, water and solids pollution control systems for privately operated industrial or commercial facilities.

    Revenue bonds for private facilities usually do not represent a pledge of the credit, general revenues or taxing powers of the issuing governmental entity. Instead, the private company operating the facility is the sole source of payment of the obligation. Sometimes, the funds for payment of revenue bonds come solely from revenue generated by operation of the facility. Revenue bonds which are not backed by the credit of the issuing governmental entity frequently provide a higher rate of return than other municipal obligations, but they entail greater risk than obligations which are guaranteed by a governmental unit with taxing power. Federal income tax laws place substantial limitations on industrial revenue bonds, and particularly certain specified private activity bonds issued after August 7, 1986. In the future, legislation could be introduced in Congress which could further restrict or eliminate the income tax exemption for interest on debt obligations in which Tax Free Fund and Minnesota Tax Free Fund may invest.

    Certain municipal securities may carry variable or floating rates of interest whereby the rate of interest is not fixed but varies with changes in specified market rates or indexes, such as a bank prime rate or a tax-exempt money market index. Accordingly, the yield on such securities can be expected to fluctuate with changes in prevailing interest rates.

    DERIVATIVE MUNICIPAL SECURITIES. Tax Free Fund and Minnesota Tax Free Fund may also acquire derivative municipal securities, which are custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain municipal securities. The underwriter of these certificates or receipts typically purchases municipal securities and deposits them in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations.

    The principal and interest payments on the municipal securities underlying custodial receipts may be allocated in a number of ways. For example, payments may be allocated such that certain custodial receipts may have variable or floating interest rates and others may be stripped securities which pay only the principal or interest due on the underlying municipal securities.

    MUNICIPAL LEASES. Tax Free Fund and Minnesota Tax Free Fund also may purchase participation interests in municipal leases. Participation interests in municipal leases are undivided interests in a lease, installment purchase contract or conditional sale contract entered into by a state or local governmental unit to acquire equipment or facilities. Municipal leases frequently have special risks which generally are not associated with general obligation bonds or revenue bonds.

    Municipal leases and installment purchase or conditional sale contracts (which usually provide for title to the leased asset to pass to the governmental issuer upon payment of all amounts due under the contract) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of municipal debt. The debt-issuance limitations are deemed to be inapplicable because of the inclusion in many leases and contracts of "nonappropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body on a yearly or other periodic basis. Although these kinds of obligations are secured by the leased equipment or facilities, the disposition of the pledged property in the event of non-appropriation or foreclosure might, in some cases, prove difficult and time-consuming. In addition, disposition upon non-appropriation or foreclosure might not result in recovery by a Fund of the full principal amount represented by an obligation.

    In light of these concerns, Tax Free Fund and Minnesota Tax Free Fund will adopt and follow procedures for determining whether municipal lease obligations purchased by the Funds are liquid and for monitoring the liquidity of municipal lease securities held in the Fund's portfolio. These procedures will require that a number of factors be used in evaluating the liquidity of a municipal lease security, including the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential purchasers, the willingness of dealers to undertake to make a market in the security, the nature of the marketplace in which the security trades, and other factors which the Adviser may deem relevant. As described below under "-- Investment Restrictions," Tax Free Fund and Minnesota Tax Free Fund are subject to limitations on the percentage of illiquid securities they can hold.


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    TEMPORARY TAXABLE INVESTMENTS

    Tax Free Fund and Minnesota Tax Free Fund may make temporary taxable investments as described under "Investment Objectives and Policies." Temporary taxable investments will include only the following types of obligations maturing within 13 months from the date of purchase: (i) obligations of the United States Government, its agencies and instrumentalities; (ii) commercial paper rated not less than A-2 by Standard & Poor's or Prime-2 by Moody's or which has been assigned an equivalent rating by another nationally recognized statistical rating organization;
    (iii) other
    short-term debt securities issued or guaranteed by corporations having outstanding debt rated not less than BBB by Standard & Poor's or Baa by Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization; (iv) certificates of deposit of domestic commercial banks subject to regulation by the United States Government or any of its agencies or instrumentalities, with assets of $500 million or more based on the most recent published reports; and (v) repurchase agreements with domestic banks or securities dealers involving any of the securities which the Fund is permitted to hold. See "-- Repurchase Agreements" below.


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    REPURCHASE AGREEMENTS

    Each of the Funds may enter into repurchase agreements. A repurchase agreement involves the purchase by a Fund of securities with the agreement that after a stated period of time, the original seller will buy back the same securities ("collateral") at a predetermined price or yield. Repurchase agreements involve certain risks not associated with direct investments in securities. If the original seller defaults on its obligation to repurchase as a result of its bankruptcy or otherwise, the purchasing Fund will seek to sell the collateral, which could involve costs or delays. Although collateral (which may consist of any fixed income security which is an eligible investment for the Fund entering into the repurchase agreement) will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest), a Fund would suffer a loss if the proceeds from the sale of the collateral were less than the agreed-upon repurchase price. The Adviser and, in the case of Emerging Markets Fund, Sub-Adviser will monitor the creditworthiness of the firms with which the applicable Funds enter into repurchase agreements.


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    INVERSE FLOATING RATE OBLIGATIONS

    Tax Free Fund and Minnesota Tax Free Fund may invest up to 10% of their total assets in inverse floating rate municipal obligations. An inverse floating rate obligation entitles the holder to receive interest at a rate which changes in the opposite direction from, and in the same magnitude as or in a multiple of, changes in a specified index rate. Although an inverse floating rate municipal obligation would tend to increase portfolio income during a period of generally decreasing market interest rates, its income and value would tend to decline during a period of generally increasing market interest rates. In addition, its decline in value may be greater than for a fixed-rate municipal obligation, particularly if the interest rate borne by the floating rate municipal obligation is adjusted by a multiple of changes in the specified index rate. For these reasons, inverse floating rate municipal obligations have more risk than more conventional fixed-rate and floating rate municipal obligations.


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    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

    Each of the Funds may purchase securities on a when-issued or delayed delivery basis. When such a transaction is negotiated, the purchase price is fixed at the time the purchase commitment is entered, but delivery of and payment for the securities take place at a later date. A Fund will not accrue income with respect to securities purchased on a when-issued or delayed delivery basis prior to their stated delivery date. Pending delivery of the securities, each Fund will maintain in a segregated account cash or liquid high-grade securities in an amount sufficient to meet its purchase commitments.

    The purchase of securities on a when-issued or delayed delivery basis exposes a Fund to risk because the securities may decrease in value prior to delivery. In addition, a Fund's purchase of securities on a when-issued or delayed delivery basis while remaining substantially fully invested could increase the amount of the Fund's total assets that are subject to market risk, resulting in increased sensitivity of net asset value to changes in market prices. However, the Funds will engage in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with their investment objectives, and not for the purpose of investment leverage. A seller's failure to deliver securities to a Fund could prevent the Fund from realizing a price or yield considered to be advantageous.


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    ZERO-COUPON SECURITIES

    Adjustable Rate Mortgage Securities Fund, Tax Free Fund and Minnesota Tax Free Fund may invest in zero-coupon fixed-income securities. Zero-coupon securities pay no cash income to their holders until they mature and are issued at substantial discounts from their value at maturity. When held to maturity, their entire return comes from the difference between their purchase price and their maturity value. Because interest on zero-coupon securities is not paid on a current basis, the values of securities of this type are subject to greater fluctuations than are the value of securities that distribute income regularly and may be more speculative than such securities. Accordingly, the values of these securities may be highly volatile as interest rates rise or fall.


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    LENDING OF PORTFOLIO SECURITIES

    In order to generate additional income, each of the Funds may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. If the Funds engage in securities lending, distributions paid to shareholders from the resulting income will not be excludable from shareholders' gross income for income tax purposes. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Funds will only enter into loan arrangements with broker-dealers, banks, or other institutions which the Adviser or, in the case of Emerging Markets Fund, the Sub-Adviser has determined are creditworthy under guidelines established by the Board of Directors. In these loan arrangements, the Funds will receive collateral in the form of cash, United States Government securities or other high-grade debt obligations equal to at least 100% of the value of the securities loaned. Collateral is marked to market daily. The Funds will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees in connection with these loans, which in the case of U.S. Bank Trust National Association, are 40% of the Funds' income from such securities lending transactions.


    ---------------------------------------------------------------------------
    OPTIONS TRANSACTIONS

    The Funds may purchase put and call options. These transactions will be undertaken only for the purpose of reducing risk to the Funds. Depending on the Fund, these transactions may include the purchase of put and call options on equity securities, on stock indices, on interest rate indices or (in the case of Emerging Markets Fund) on foreign currencies. Options on futures contracts are discussed below under "-- Futures and Options on Futures."

    A put option on a security gives the purchaser of the option the right (but not the obligation) to sell, and the writer of the option the obligation to buy, the underlying security at a stated price (the "exercise price") at any time before the option expires. A call option on a security gives the purchaser the right (but not the obligation) to buy, and the writer the obligation to sell, the underlying security at the exercise price at any time before the option expires. The purchase price for a put or call option is the "premium" paid by the purchaser for the right to sell or buy.

    Options on indices are similar to options on securities except that, rather than the right to take or make delivery of a specific security at a stated price, an option on an index gives the holder the right to receive, upon exercise of the option, a defined amount of cash if the closing value of the index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

    None of the Funds other than Mid Cap Growth Fund and Emerging Markets Fund will invest more than 5% of the value of its total assets in purchased options, provided that options which are "in the money" at the time of purchase may be excluded from this 5% limitation. A call option is "in the money" if the exercise price is lower than the current market price of the underlying security or index, and a put option is "in the money" if the exercise price is higher than the current market price. A Fund's loss exposure in purchasing an option is limited to the sum of the premium paid and the commission or other transaction expenses associated with acquiring the option.

    The use of purchased put and call options involves certain risks. These include the risk of an imperfect correlation between market prices of securities held by a Fund and the prices of options, and the risk of limited liquidity in the event that a Fund seeks to close out an options position before expiration by entering into an offsetting transaction.

    WRITING OF CALL OPTIONS. The Funds may write (sell) covered call options to the extent specified with respect to particular Funds under "Investment Objectives and Policies." These transactions would be undertaken principally to produce additional income. Depending on the Fund, these transactions may include the writing of covered call options on equity securities or (only in the case of Emerging Markets Fund) on foreign currencies which a Fund owns or has the right to acquire or on interest rate indices.

    When a Fund sells a covered call option, it is paid a premium by the purchaser. If the market price of the security covered by the option does not increase above the exercise price before the option expires, the option generally will expire without being exercised, and the Fund will retain both the premium paid for the option and the security. If the market price of the security covered by the option does increase above the exercise price before the option expires, however, the option is likely to be exercised by the purchaser. In that case the Fund will be required to sell the security at the exercise price, and it will not realize the benefit of increases in the market price of the security above the exercise price of the option.

    The Funds also may, to the extent specified with respect to particular Funds under "Investment Objectives and Policies," write call options on stock indices the movements of which generally correlate with those of the respective Funds' portfolio holdings, These transactions, which would be undertaken principally to produce additional income, entail the risk of an imperfect correlation between movements of the index covered by the option and movements in the price of the Fund's portfolio securities.


    ---------------------------------------------------------------------------
    FUTURES AND OPTIONS ON FUTURES

    Emerging Markets Fund, Adjustable Rate Mortgage Securities Fund, Tax Free Fund and Minnesota Tax Free Fund may engage in futures transactions and purchase options on futures to the extent specified with under "Investment Objectives and Policies." Depending on the Fund, these transactions may include the purchase of stock index futures and options on stock index futures, and the purchase of interest rate futures and options on interest rate futures. In addition, Emerging Markets Fund may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, or foreign currency.

    A futures contract on a security obligates one party to purchase, and the other to sell, a specified security at a specified price on a date certain in the future. A futures contract on an index obligates the seller to deliver, and entitles the purchaser to receive, an amount of cash equal to a specific dollar amount times the difference between the value of the index at the expiration date of the contract and the index value specified in the contract. The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified exercise price, to sell or to purchase the underlying futures contract at any time during the option period.

    A Fund may use futures contracts and options on futures in an effort to hedge against market risks and, in the case of Emerging Markets Fund, as part of its management of foreign currency transactions.

    Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed 5% of a Fund's total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed 1/3 of the market value of a Fund's total assets. Futures transactions will be limited to the extent necessary to maintain each Fund's qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended. Futures and options on futures transactions will also be limited by regulations of the Commodity Futures Trading Commission.

    Adjustable Rate Mortgage Securities Fund may make investments in Eurodollar instruments in order to attempt to reduce investment risk. Eurodollar instruments are essentially U.S. dollar denominated futures contracts or options thereon that are linked to the London Interbank Offered Rate ("LIBOR"). Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. Adjustable Rate Mortgage Securities Funds uses Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many short-term borrowings and floating rate securities are linked. Eurodollar instruments are subject to the same limitations and risks as other futures contracts and options thereon.

    Where a Fund is permitted to purchase options on futures, its potential loss is limited to the amount of the premiums paid for the options. As stated above, this amount may not exceed 5% of a Fund's total assets. Where a Fund is permitted to enter into futures contracts obligating it to purchase securities, currency or an index in the future at a specified price, such Fund could lose 100% of its net assets in connection therewith if it engaged extensively in such transactions and if the market value or index value of the subject securities, currency or index at the delivery or settlement date fell to zero for all contracts into which a Fund was permitted to enter. Where a Fund is permitted to enter into futures contracts obligating it to sell securities or currencies (as is the case with respect only to Emerging Markets Fund), its potential losses are unlimited if it does not own the securities or currencies covered by the contracts and it is unable to close out the contracts prior to the settlement date.

    Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.


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    FIXED INCOME SECURITIES

    The fixed income securities in which Mid Cap Growth Fund and Adjustable Rate Mortgage Securities Fund may invest include securities issued or guaranteed by the United States Government or its agencies or instrumentalities, nonconvertible preferred stocks, nonconvertible corporate debt securities, and short-term obligations of the kinds described above under "Special Investment Methods -- Cash Items." Investments in nonconvertible preferred stocks and nonconvertible corporate debt securities will be limited to securities which are rated at the time of purchase not less than BBB by Standard & Poor's or Baa by Moody's (or equivalent short-term ratings), or which have been assigned an equivalent rating by another nationally recognized statistical rating organization, or which are of comparable quality in the judgment of the Adviser. Obligations rated BBB, Baa or their equivalent, although investment grade, have speculative characteristics and carry a somewhat higher risk of default than obligations rated in the higher investment grade categories.

    The fixed income securities specified above are subject to (i) interest rate risk (the risk that increases in market interest rates will cause declines in the value of debt securities held by a Fund); (ii) credit risk (the risk that the issuers of debt securities held by a Fund default in making required payments); and (iii) call or prepayment risk (the risk that a borrower may exercise the right to prepay a debt obligation before its stated maturity, requiring a Fund to reinvest the prepayment at a lower interest rate).


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    FOREIGN SECURITIES

    GENERAL. Under normal market conditions Emerging Markets Fund invests at least 65% of its total assets in equity securities which trade in foreign emerging markets. In addition, Mid Cap Growth Fund may invest lesser proportions of its assets in securities of foreign issuers which are either listed on a United States securities exchange or represented by American Depositary Receipts.

    Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of United States domestic issuers. These risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Foreign securities also may be subject to greater fluctuations in price than securities issued by United States corporations. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the United States.

    In addition, there may be less publicly available information about a foreign company than about a United States domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to United States domestic companies. There is also generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States. Confiscatory taxation or diplomatic developments could also affect investment in those countries. In addition, foreign branches of United States banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of United States banks and United States domestic issuers.

    AMERICAN DEPOSITARY RECEIPTS AND EUROPEAN DEPOSITARY RECEIPTS. For many foreign securities, United States dollar-denominated American Depositary Receipts, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. American Depositary Receipts represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. American Depositary Receipts do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in American Depositary Receipts rather than directly in foreign issuers' stock, a Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for many American Depositary Receipts. The information available for American Depositary Receipts is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. Emerging Markets Fund also may invest in European Depositary Receipts, which are receipts evidencing an arrangement with a European bank similar to that for American Depositary Receipts and which are designed for use in the European securities markets. European Depositary Receipts are not necessarily denominated in the currency of the underlying security.

    Certain American Depositary Receipts and European Depositary Receipts, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of the facilities while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders in respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through voting rights.


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    FOREIGN CURRENCY TRANSACTIONS

    Emerging Markets Fund may invest in securities which are purchased and sold in foreign currencies. The value of its assets as measured in United States dollars therefore may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Emerging Markets Fund also will incur costs in converting United States dollars to local currencies, and vice versa.

    Emerging Markets Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date certain at a specified price. These forward currency contracts are traded directly between currency traders (usually large commercial banks) and their customers.

    Emerging Markets Fund may enter into forward currency contracts in order to hedge against adverse movements in exchange rates between currencies. It may engage in "transaction hedging" to protect against a change in the foreign currency exchange rate between the date the Fund contracts to purchase or sell a security and the settlement date, or to "lock in" the United States dollar equivalent of a dividend or interest payment made in a foreign currency. It also may engage in "portfolio hedging" to protect against a decline in the value of its portfolio securities as measured in United States dollars which could result from changes in exchange rates between the United States dollar and the foreign currencies in which the portfolio securities are purchased and sold. Emerging Markets Fund also may hedge its foreign currency exchange rate risk by engaging in currency financial futures and options transactions.

    Although a foreign currency hedge may be effective in protecting the Fund from losses resulting from unfavorable changes in exchanges rates between the United States dollar and foreign currencies, it also would limit the gains which might be realized by the Fund from favorable changes in exchange rates. The Sub-Adviser's decision whether to enter into currency hedging transactions will depend in part on its view regarding the direction and amount in which exchange rates are likely to move. The forecasting of movements in exchange rates is extremely difficult, so that it is highly uncertain whether a hedging strategy, if undertaken, would be successful. To the extent that the Sub-Adviser's view regarding future exchange rates proves to have been incorrect, Emerging Markets Fund may realize losses on its foreign currency transactions.

    Emerging Markets Fund does not intend to enter into forward currency contracts or maintain a net exposure in such contracts where it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency.

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    ADJUSTABLE RATE MORTGAGE SECURITIES

    Adjustable Rate Mortgage Securities Fund may invest in adjustable rate mortgage securities ("ARMS"). ARMS are pass-through mortgage securities collateralized by mortgages with interest rates that are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the values of ARMS, like other debt securities, generally vary inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the values of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates.

    ARMS typically have caps which limit the maximum amount by which the interest rate may be increased or decreased at periodic intervals or over the life of the loan. To the extent interest rates increase in excess of the caps, ARMS can be expected to behave more like traditional debt securities and to decline in value to a greater extent than would be the case in the absence of such caps. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages. The extent to which the prices of ARMS fluctuate with changes in interest rates will also be affected by the indices underlying the ARMS.


    ---------------------------------------------------------------------------
    MORTGAGE-BACKED SECURITIES

    Adjustable Rate Mortgage Securities Fund may invest in mortgage-backed securities which are Agency Pass-Through Certificates, private pass-through securities or collateralized mortgage obligations ("CMOs"), as described below.

    Agency Pass-Through Certificates are mortgage pass-through certificates representing undivided interests in pools of residential mortgage loans. Distribution of principal and interest on the mortgage loans underlying an Agency Pass-Through Certificate is an obligation of or guaranteed by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), or the Federal Home Loan Mortgage Corporation ("FHLMC"). The obligation of GNMA with respect to such certificates is backed by the full faith and credit of the United States, while the obligations of FNMA and FHLMC with respect to such certificates rely solely on the assets and credit of those entities. The mortgage loans underlying GNMA certificates are partially or fully guaranteed by the Federal Housing Administration or the Veterans Administration, while the mortgage loans underlying FNMA certificates and FHLMC certificates are conventional mortgage loans which are, in some cases, insured by private mortgage insurance companies. Agency Pass-Through Certificates may be issued in a single class with respect to a given pool of mortgage loans or in multiple classes.

    Private mortgage pass-through securities ("Private Pass-Throughs") are structured similarly to GNMA, FNMA and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing. These securities usually are backed by a pool of conventional fixed rate or adjustable loans. Since Private Pass-Throughs typically are not guaranteed by an entity having the credit status of GNMA, FNMA or FHMLC, such securities generally are structured with one or more types of credit enhancement. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

    The ratings of securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the enhancement provider. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

    CMOs are debt obligations typically issued by a private special-purpose entity and collateralized by residential or commercial mortgage loans or Agency Pass-Through Certificates. Adjustable Rate Mortgage Securities Fund will invest only in CMOs which are rated in one of the four highest rating categories by a nationally recognized statistical rating organization or which are of comparable quality in the judgment of the Adviser. Because CMOs are debt obligations of private entities, payments on CMOs generally are not obligations of or guaranteed by any governmental entity, and their ratings and creditworthiness typically depend, among other factors, on the legal insulation of the issuer and transaction from the consequences of a sponsoring entity's bankruptcy. CMOs generally are issued in multiple classes, with holders of each class entitled to receive specified portions of the principal payments and prepayments and/or of the interest payments on the underlying mortgage loans. These entitlements can be specified in a wide variety of ways, so that the payment characteristics of various classes may differ greatly from one another. For instance, holders may hold interests in CMO tranches called Z-tranches which defer interest and principal payments until one or other classes of the CMO have been paid in full. Examples of the more common classes are provided in the Statement of Additional Information. The CMOs in which the Fund may invest include classes which are subordinated in right of payment to other classes, as long as they have the required rating referred to above.

    It generally is more difficult to predict the effect of changes in market interest rates on the return on mortgaged-backed securities than to predict the effect of such changes on the return of a conventional fixed-rate debt instrument, and the magnitude of such effects may be greater in some cases. The return on interest-only and principal-only mortgage-backed securities is particularly sensitive to changes in interest rates and prepayment speeds. When interest rates decline and prepayment speeds increase, the holder of an interest-only mortgage-backed security may not even recover its initial investment. Similarly, the return on an inverse floating rate CMO is likely to decline more sharply in periods of increasing interest rates than that of a fixed-rate security. For these reasons, interest-only, principal-only and inverse floating rate mortgage-backed securities generally have greater risk than more conventional classes of mortgage-backed securities.


    ---------------------------------------------------------------------------
    ASSET-BACKED SECURITIES

    Adjustable Rate Mortgage Securities Fund may invest in asset-backed securities. Asset-backed securities generally constitute interests in, or obligations secured by, a pool of receivables other than mortgage loans, such as automobile loans and leases, credit card receivables, home equity loans and trade receivables. Asset-backed securities generally are issued by a private special-purpose entity. Their ratings and creditworthiness typically depend on the legal insulation of the issuer and transaction from the consequences of a sponsoring entity's bankruptcy, as well as on the credit quality of the underlying receivables and the amount and credit quality of any third-party credit enhancement supporting the underlying receivables or the asset-backed securities. Asset-backed securities and their underlying receivables generally are not issued or guaranteed by any governmental entity.


    ---------------------------------------------------------------------------
    PORTFOLIO TRANSACTIONS

    Portfolio transactions in the over-the-counter market will be effected with market makers or issuers, unless better overall price and execution are available through a brokerage transaction. It is anticipated that most portfolio transactions involving debt securities will be executed on a principal basis. Also, with respect to the placement of portfolio transactions with securities firms, subject to the overall policy to seek to place portfolio transactions as efficiently as possible and at the best price, research services and placement of orders by securities firms for a Fund's shares may be taken into account as a factor in placing portfolio transactions for the Fund.


    ---------------------------------------------------------------------------
    PORTFOLIO TURNOVER

    Although the Funds do not intend generally to trade for short-term profits, they may dispose of a security without regard to the time it has been held when such action appears advisable to the Adviser, and in the case of Emerging Markets Fund, the Sub-Adviser. The portfolio turnover rate for a Fund may vary from year to year and may be affected by cash requirements for redemptions of shares. High portfolio turnover rates (100% or more) generally would result in higher transaction costs and could result in additional tax consequences to a Fund's shareholders.


    ---------------------------------------------------------------------------
    INVESTMENT RESTRICTIONS

    The fundamental and nonfundamental investment restrictions of the Funds are set forth in full in the Statement of Additional Information. The fundamental restrictions include the following:

    * None of the Funds will borrow money, except from banks for temporary or emergency purposes. The amount of such borrowing may not exceed 10% of the borrowing Fund's total assets. None of the Funds will borrow money for leverage purposes. For the purpose of this investment restriction, the use of options and futures transactions and the purchase of securities on a when-issued or delayed delivery basis shall not be deemed the borrowing of money. If a Fund engages in borrowing, its share price may be subject to greater fluctuation, and the interest expense associated with the borrowing may reduce the Fund's net income.

    *   None of the Funds will make short sales of securities.

    * None of the Funds will purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions and except, in the case of Emerging Markets Fund, as may be necessary to make margin payments in connection with foreign currency futures and other derivatives transactions.

    * Tax Free Fund will not invest 25% or more of the value of its total assets in obligations of issuers located in the same state (for this purpose, the location of an "issuer" shall be deemed to be the location of the entity the revenues of which are the primary source of payment or the location of the project or facility which may be the subject of the obligation). Neither Tax Free Fund nor Minnesota Tax Free Fund will invest 25% or more of the value of its total assets in revenue bonds or notes, payment for which comes from revenues from any one type of activity (for this purpose, the term "type of activity" shall include without limitation (i) sewage treatment and disposal; (ii) gas provision; (iii) electric power provision; (iv) water provision; (v) mass transportation systems; (vi) housing; (vii) hospitals; (viii) nursing homes; (ix) street development and repair;

        (x) toll roads; (xi) airport facilities; and (xii) educational facilities), except that, in circumstances in which other appropriate available investments may be in limited supply, such Funds may invest without limitation in gas provision, electric power provision, water provision, housing and hospital obligations. This restriction does not apply to general obligation bonds or notes or, in the case of Tax Free Fund, to pollution control revenue bonds. However, in the case of the latter Fund, it is anticipated that normally (unless there are unusually favorable interest and market factors) less than 25% of such Fund's total assets will be invested in pollution control bonds. This restriction does not apply to securities of the United States Government or its agencies and instrumentalities or repurchase agreements relating thereto.

    A fundamental policy or restriction, including those stated above, cannot be changed without an affirmative vote of the holders of a "majority" of the outstanding shares of the applicable Fund, as defined in the 1940 Act.

    As a nonfundamental policy, none of the Funds will invest more than 15% of its net assets in all forms of illiquid investments, as determined pursuant to applicable Securities and Exchange Commission rules and interpretations.
    Section 4(2) commercial paper and Rule 144A securities may be determined to be "liquid" under guidelines adopted by the Board of Directors. Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

 INFORMATION CONCERNING
 COMPENSATION PAID TO
 U.S. BANK NATIONAL
 ASSOCIATION, U.S. BANK
 TRUST NATIONAL ASSOCIATION
 AND OTHER AFFILIATES


    U.S. Bank National Association, U.S. Bank Trust National Association and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 ("ERISA") and other trust and agency accounts that invest in the Funds. These U.S. Bancorp affiliates may receive compensation from the Funds for the services they provide to the Funds, as described more fully in the following sections of this Prospectus:


     Investment advisory services -- see "Management-Investment Adviser"


     Custodian services -- see "Management-Custodian"


     Sub-administration -- see "Management-Administrator"


     Shareholder servicing -- see "Distributor"


     Securities lending -- see "Special Investment Methods-Lending of Portfolio Securities"

FIRST AMERICAN INVESTMENT FUNDS, INC.
Oaks, Pennsylvania 19456

Investment Adviser
U.S. BANK NATIONAL ASSOCIATION
601 Second Avenue South
Minneapolis, Minnesota 55402

Custodian
U.S. BANK TRUST NATIONAL ASSOCIATION
180 East Fifth Street
St. Paul, Minnesota 55101

Distributor
SEI INVESTMENTS DISTRIBUTION CO.
Oaks, Pennsylvania 19456

Administrator
SEI INVESTMENTS MANAGEMENT CORPORATION
Oaks, Pennsylvania 19456

Transfer Agent
DST SYSTEMS, INC.
330 West Ninth Street
Kansas City, Missouri 64105

Independent Auditors
KPMG PEAT MARWICK LLP
90 South Seventh Street
Minneapolis, Minnesota 55402

Counsel
DORSEY & WHITNEY LLP
220 South Sixth Street
Minneapolis, Minnesota 55402



FAIF-1502 (7/98) I

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION AND AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

                      , 1998


CLASS A AND CLASS B SHARES

Strategic Income Fund


                 FIRST AMERICAN
                             INVESTMENT FUNDS, INC.

                 PROSPECTUS

                    Subject to Completion -- April 15, 1998

          [LOGO]
          FIRST AMERICAN
               THE POWER OF DISCIPLINED INVESTING (R)

            TABLE OF CONTENTS


Summary                                   2
 ............................................
Fees and Expenses                         4
 ............................................
The Fund                                  7
 ............................................
Investment Objectives and Policies        7
 ............................................
Management                               10
 ............................................
Distributor                              13
 ............................................
Investing in the Fund                    14
 ............................................
Redeeming Shares                         21
 ............................................
Determining the Price of Shares          23
 ............................................
Federal Income Taxes                     24
 ............................................
Fund Shares                              24
 ............................................
Calculation of Performance Data          25
 ............................................
Special Investment Methods               26
 ............................................
Information Concerning Compensation Paid
to U.S. Bank National Association, U.S.
Bank Trust National Association and
Other Affiliates                         35
 ............................................

FIRST AMERICAN INVESTMENT FUNDS, INC.

 CLASS A AND CLASS B
 SHARES PROSPECTUS

    The shares described in this Prospectus represent interests in First American Investment Funds, Inc., which consists of mutual funds with several different investment portfolios and objectives. This Prospectus relates to the Class A and Class B Shares of the following fund (the "Fund"):

    *   STRATEGIC INCOME FUND

    SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, INCLUDING U.S. BANK NATIONAL ASSOCIATION AND ANY OF ITS AFFILIATES, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, DUE TO FLUCTUATIONS IN EACH FUND'S NET ASSET VALUE.

    This Prospectus concisely sets forth information about the Fund that a prospective investor should know before investing. It should be read and retained for future reference.

    A Statement of Additional Information dated ___________, 1998 for the Funds has been filed with the Securities and Exchange Commission ("SEC") and is incorporated in its entirety by reference in this Prospectus. To obtain copies of the Statement of Additional Information at no charge, or to obtain other information or make inquiries about the Funds, call (800) 637-2548 or write SEI Investments Distribution Co., Oaks, Pennsylvania 19456. The SEC maintains a World Wide Web site that contains reports and information regarding issuers that file electronically with the SEC. The address of such site is "http://www.sec.gov."


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    The Date of this Prospectus is ________, 1998.

 SUMMARY

    First American Investment Funds, Inc. ("FAIF") is an open-end investment company which offers shares in several different mutual funds. This Prospectus provides information with respect to the Class A and Class B Shares of the following Fund:

    STRATEGIC INCOME FUND has an objective of providing a high level of current income. The Fund invests in U.S. government securities, investment and non-investment grade fixed-income securities issued by foreign governments and companies, and non-investment grade fixed income securities issued by U.S. issuers. Under normal market conditions, the Fund's assets will be invested in each of these three sectors, with no more than 50% invested in any one sector.

    INVESTMENT ADVISER AND SUB-ADVISER. U.S. Bank National Association (the "Adviser" or "U.S. Bank") serves as investment adviser to the Fund through its First American Asset Management group. Federated Investment Counseling and Federated Global Research Corp. (the "Sub-Advisers"and individually a "Sub-Adviser") serve as the sub-advisers to the Fund. See "Management."

    DISTRIBUTOR; ADMINISTRATOR. SEI Investments Distribution Co. (the "Distributor") serves as the distributor of the Fund's shares. SEI Investments Management Corporation (the "Administrator") serves as the administrator of the Fund. See "Management" and "Distributor."

    OFFERING PRICES. Class A Shares of the Fund are sold at net asset value plus a maximum sales charge of 4.50%. These sales charges are reduced on purchases of $50,000 or more. Purchases of $1 million or more of Class A Shares are not subject to an initial sales charge, but the Distributor and certain securities firms, financial institutions (including, without limitation, banks) and other industry professionals may receive a commission of up to 1.00% on such sales. Redemptions of Class A Shares within 24 months following such purchases will be subject to a contingent deferred sales charge of up to 1.00%. Class A Shares of the Fund otherwise are redeemed at net asset value without any additional charge. Class A Shares of the Fund are subject to a shareholder servicing fee computed at an annual rate of 0.25% of the average daily net assets of that class. See "Investing in the Fund -- Alternative Sales Charge Options."

    Class B Shares of the Fund are sold at net asset value without an initial sales charge. Class B Shares of the Fund are subject to Rule 12b-1 distribution and shareholder servicing fees computed at an annual rate totaling 1.00% of the average daily net assets of that class. If Class B Shares are redeemed within six years after purchase, they are subject to a contingent deferred sales charge declining from 5.00% in the first year to zero after six years. Class B Shares automatically convert into Class A Shares approximately eight years after purchase. See "Investing in the Fund -- Alternative Sales Charge Options."

    MINIMUM INITIAL AND SUBSEQUENT INVESTMENTS. The minimum initial investment is $1,000 ($250 for IRAs) for the Fund. Subsequent investments must be $100 or more. Regular investment in the Fund is simplified through the Systematic Investment Program through which monthly purchases of $100 or more are possible. See "Investing in the Fund -- Minimum Investment Required" and "-- Systematic Investment Program."

    EXCHANGES. Shares of the Fund may be exchanged for the same class of shares of other funds in the First American family of funds at the shares' respective net asset values with no additional charge. See "Investing in the Fund -- Exchange Privilege."

    REDEMPTIONS. Shares of the Fund may be redeemed at any time at their net asset value next determined after receipt of a redemption request by the Fund's transfer agent or an authorized financial institution, less any applicable contingent deferred sales charge. The Fund may, upon 60 days written notice, redeem an account if the account's net asset value falls below $500. See "Investing in the Fund" and "Redeeming Shares."

    RISKS TO CONSIDER. The Fund is subject to (i) interest rate risk (the risk that increases in market interest rates will cause declines in the value of debt securities held by the Fund); (ii) credit risk (the risk that the issuers of debt securities held by the Fund default in making required payments); (iii) call or prepayment risk (the risk that a borrower may exercise the right to prepay a debt obligation before its stated maturity, requiring the Fund to reinvest the prepayment at a lower interest rate); and
    (iv) the risks associated with investing in foreign securities. In addition, the Fund, which may invest in mortgage-backed securities, is subject to certain additional risks associated with investing in securities representing interests in, or secured by, pools of residential mortgage loans. The Fund also may, in order to attempt to reduce risk, invest in exchange traded interest rate futures contracts, interest rate index futures contracts and put and call options on interest rate futures contracts and on interest rate indices. See "Investment Objectives and Policies -- Risks to Consider" and "Special Investment Methods."

    SHAREHOLDER INQUIRIES. Any questions or communications regarding the Fund or a shareholder account should be directed to the Distributor by calling (800) 637-2548, or to the financial institution which holds shares on an investor's behalf.

 FEES AND EXPENSES

    ---------------------------------------------------------------------------
    CLASS A SHARE FEES AND EXPENSES

                                                                     STRATEGIC
                                                                        INCOME
                                                                          FUND
================================================================================
 SHAREHOLDER TRANSACTION EXPENSES
 Maximum sales load imposed on purchases
 (as a percentage of offering price)(1)                                  4.50%
 Maximum sales load imposed on reinvested dividends                      None
 Deferred sales load                                                     None
 Redemption fees                                                         None
 Exchange fees                                                           None
================================================================================
 ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
 Investment advisory fees (after voluntary fee waivers)(2)               0.70%
 Rule 12b-1 fees(3)                                                      0.25%
 Other expenses                                                          0.20%
 Total fund operating expenses
 (after voluntary fee waivers)(2)                                        1.15%
================================================================================
 EXAMPLE(4)

 You would pay the following expenses on a $1,000 investment, assuming (i) the maximum applicable sales charge for the fund; (ii) a 5% annual return; and
 (iii) redemption at the end of each time period:

  1 year                                                                $  56
  3 years                                                               $  80

(1) THE RULES OF THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THAT THE MAXIMUM SALES CHARGE BE REFLECTED IN THE ABOVE TABLE. HOWEVER, CERTAIN INVESTORS MAY QUALIFY FOR REDUCED SALES CHARGES. PURCHASES OF $1 MILLION OR MORE OF CLASS A SHARES ARE NOT SUBJECT TO AN INITIAL SALES CHARGE, BUT THE DISTRIBUTOR AND CERTAIN SECURITIES FIRMS, FINANCIAL INSTITUTIONS (INCLUDING, WITHOUT LIMITATION, BANKS) AND OTHER INDUSTRY PROFESSIONALS MAY RECEIVE A COMMISSION OF UP TO 1.00% ON SUCH SALES. IN ADDITION, A CONTINGENT DEFERRED SALES CHARGE OF UP TO 1.00% MAY BE IMPOSED ON SUCH PURCHASES IN THE EVENT OF REDEMPTION WITHIN 24 MONTHS FOLLOWING THE DATE OF THE APPLICABLE PURCHASE. SEE "INVESTING IN THE FUND -- ALTERNATIVE SALES CHARGE OPTIONS."

(2) THE ADVISER HAS AGREED TO WAIVE ADVISORY FEES IN THE FUTURE TO THE EXTENT NECESSARY TO KEEP TOTAL FUND OPERATING EXPENSES FROM EXCEEDING 1.15% AT LEAST UNTIL JULY 31, 2000.

(3) OF THIS AMOUNT, 0.25% IS DESIGNATED AS A SHAREHOLDER SERVICING FEE AND NONE AS A DISTRIBUTION FEE.

(4) ABSENT THE FEE WAIVERS REFERRED TO IN (2) ABOVE, THE DOLLAR AMOUNTS FOR THE 1 AND 3-YEAR PERIODS FOR THE FUND WOULD BE $56 AND $80.

 FEES AND EXPENSES

    ---------------------------------------------------------------------------
    CLASS B SHARE FEES AND EXPENSES

                                                                     STRATEGIC
                                                                        INCOME
                                                                          FUND
================================================================================
 SHAREHOLDER TRANSACTION EXPENSES
 Maximum sales load imposed on purchases (as a
 percentage of offering price)                                           None
 Maximum sales load imposed on reinvested dividends                      None
 Deferred sales load                                                     None
 Redemption fees                                                         5.00%
 Exchange fees                                                           None
================================================================================
 ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
 Investment advisory fees (after voluntary fee waivers)                  0.70%
 Rule 12b-1 fees(1)                                                      1.00%
 Other expenses                                                          0.20%
 Total fund operating expenses
 (after voluntary fee waivers)                                           1.90%
================================================================================
 EXAMPLE(2)

 You would pay the following expenses on a $1,000 investment, assuming (i) the maximum applicable sales charge for all funds; (ii) a 5% annual return; and
 (iii) redemption at the end of each time period:

  1 year                                                                 $  69
  3 years                                                                $ 100

 ASSUMING NO REDEMPTION(3)

 You would pay the following expenses on the same investment, assuming no redemption:

  1 year                                                                 $  19
  3 years                                                                $  60

(1) OF THIS AMOUNT, 0.25% IS DESIGNATED AS A SHAREHOLDER SERVICING FEE AND 0.75% AS A DISTRIBUTION FEE.

(2) ABSENT THE FEE WAIVERS REFERRED TO IN (1) ABOVE, THE DOLLAR AMOUNTS FOR THE 1 AND 3-YEAR PERIODS WOULD BE $69 AND $100.

(3) ABSENT THE FEE WAIVER REFERRED TO IN (1) ABOVE (ASSUMING NO REDEMPTION), THE DOLLAR AMOUNTS FOR THE 1 AND 3-YEAR PERIODS WOULD BE $19 AND $60.

    ---------------------------------------------------------------------------
    INFORMATION CONCERNING FEES AND EXPENSES

    The purpose of the preceding tables is to assist the investor in understanding the various costs and expenses that an investor in the Fund may bear directly or indirectly. THE EXAMPLES CONTAINED IN THE TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

 THE FUND

    FAIF is an open-end management investment company which offers shares in several different mutual funds (collectively, the "FAIF Funds"), each of which evidences an interest in a separate and distinct investment portfolio. Shareholders may purchase shares in each FAIF Fund through three separate classes (Class A, Class B and Class Y) which provide for variations in distribution costs, shareholder servicing fees, voting rights and dividends. Except for these differences among classes, each share of each FAIF Fund represents an undivided proportionate interest in that Fund. FAIF is incorporated under the laws of the State of Maryland, and its principal offices are located at Oaks, Pennsylvania 19456.

    This Prospectus relates to the Class A and Class B Shares of the Fund named on the cover hereof. Information regarding the Class Y Shares of this Fund and regarding the Class A, Class B and Class Y Shares of the other FAIF Funds is contained in separate prospectuses that may be obtained from FAIF's Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling (800) 637-2548. The Board of Directors of FAIF may authorize additional series or classes of common stock in the future.


 INVESTMENT OBJECTIVES
 AND POLICIES

    This section describes the investment objectives and policies of the Fund. There is no assurance that any of these objectives will be achieved. The Fund's investment objectives are not fundamental and therefore may be changed without a vote of shareholders. Such changes could result in the Fund having investment objectives different from those which shareholders considered appropriate at the time of their investment in the Fund. Shareholders will receive written notification at least 30 days prior to any change in the Fund's investment objectives. The Fund is a diversified investment company, as defined in the Investment Company Act of 1940 (the "1940 Act").

    If a percentage limitation on investments by the Fund stated below or in the Statement of Additional Information is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in asset values will not be deemed to violate the limitation except in the case of the limitation on illiquid investments. The Fund, which in certain instances is limited to investing in securities with specified ratings, is not required to sell a security if its rating is reduced or discontinued after purchase, but the Fund may consider doing so. Descriptions of the rating categories of Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") are contained in the Statement of Additional Information.

    This section also contains information concerning certain investment risks borne by Fund shareholders under the heading "-- Risks to Consider." Further information concerning the securities in which the Fund may invest and related matters is set forth under "Special Investment Methods."


    ---------------------------------------------------------------------------
    STRATEGIC INCOME FUND

    OBJECTIVE. Strategic Income Fund has an investment objective to provide a high level of current income.

    INVESTMENT POLICIES. Under normal market conditions, Strategic Income Fund invests in U.S. government securities, investment and non-investment grade fixed income securities issued by governments and companies, both domestic and foreign, which in the opinion of the Adviser, do not subject the Fund to unreasonable investment risk. Under normal market conditions, the Fund's assets will be invested in each of these three sectors, with no more than 50% invested in any one sector. However, the Fund may from time to time invest up to 100% of its total assets in any one sector, if, in the judgment of the Adviser, the Fund has the opportunity to seek its investment objective without undue risk to principal.

    There will be no limit to the weighted average maturity of the Fund. It will generally be of longer duration. Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with longer durations generally have more volatile prices than securities of comparable quality with shorter durations.

    The Fund's permitted investments include notes, bonds and discount notes of United States government agencies and instrumentalities; domestic or foreign issues of corporate debt obligations having floating rates of interest or fixed rates of interests (including participation interests, and convertible securities). Such corporate debt obligations may include obligations rated BB or lower by Standard & Poor's or Ba or lower by Moody's, or an equivalent rating by a nationally recognized statistical rating organization (commonly referred to as "junk bonds") or unrated but deemed of comparable quality by the Sub-Adviser. There are no minimum rating requirements for these investments by the Fund. The Fund may also invest in mortgage-backed securities (government and non-government), asset-backed securities, zero coupon, pay-in-kind and delayed interest securities issued by corporations. The Fund may also invest in preferred stock and in equity securities, including common stock, convertible securities and warrants issued by corporations in any industry which may be dominated in U.S. dollars or foreign currencies, although no more than 25% of the Fund's total assets, at the time of purchase, may be invested in government securities of any one foreign country.

    For temporary defensive purposes, the Fund may without limitation hold cash or invest in cash items. Cash items may include short-term obligations such as rated commercial paper and variable amount master demand notes; time and savings deposits (including certificates of deposit); bankers' acceptances; obligations of the United States Government or its agencies or instrumentalities; repurchase agreements collateralized by eligible investments; and securities of other mutual funds which invest primarily in debt securities with remaining maturities of 13 months or less (which investments also are subject to the advisory fee). Such other mutual funds include money market funds advised by the Adviser, subject to certain restrictions contained in an exemptive order issued by the Securities and Exchange Commission with respect thereto.

    In addition, the Fund may (i) enter into repurchase and reverse repurchase agreements; (ii) in order to attempt to reduce risk, purchase put and call options on equity securities, stock indices and interest rate indices; (iii) write covered call options on equity securities covering up to 25% of its net assets; (iv) purchase securities on a when-issued or delayed delivery basis; (v) engage in the lending of portfolio securities; (vi) engage in foreign currency transactions; (vii) in order to attempt to reduce risk, purchase put and call options on foreign currencies owned by the Fund;
    (viii) write covered call options on foreign currencies owned by the Fund;
    (ix) engage in mortgage dollar roll transactions; (x) invest up to 100% of its total assets in the aggregate in interest only, principal only, inverse interest or inverse floating rate mortgage-backed securities; and (xi) enter into contracts for the future purchase or delivery of securities, foreign currencies and indices, purchase or sell options on any such futures contracts and engage in related closing purchase transactions. For information about these investment methods, restrictions on their use and certain associated risks, see the related headings under "Special Investment Methods."


    ---------------------------------------------------------------------------
    RISKS TO CONSIDER

    An investment in the Fund involves certain risks. These include the following:

    INTEREST RATE RISK. Interest rate risk is the risk that the value of a fixed-rate debt security will decline due to changes in market interest rates. Because the Fund invests in fixed-rate debt securities, they are subject to interest rate risk. In general, when interest rates rise, the value of a fixed-rate debt security declines. Conversely, when interest rates decline, the value of a fixed-rate debt security generally increases. Thus, shareholders in the Fund bear the risk that increases in market interest rates will cause the value of the Fund's portfolio investments to decline.

    In general, the value of fixed-rate debt securities with longer maturities is more sensitive to changes in market interest rates than the value of such securities with shorter maturities. Thus, the net asset value of the Fund, which invests in securities with longer weighted average maturities, should be expected to have greater volatility in periods of changing market interest rates than that of a fund which invests in securities with shorter weighted average maturities. As described below under "Special Investment Methods -- Mortgage-Backed Securities," it is more difficult to generalize about the effect of changes in market interest rates on the values of mortgage-backed securities.

    Although the Adviser and Sub-Advisers may engage in transactions intended to hedge the value of the Fund's portfolio against changes in market interest rates, there is no assurance that such hedging transactions will be undertaken or will fulfill their purpose. See "Special Investment Methods -- Options Transactions."

    CREDIT RISK; RISKS OF LOWER RATED DEBT SECURITIES. Credit risk is the risk that the issuer of a debt security will fail to make payments on the security when due. Because the Fund invests in debt securities, they are subject to credit risk.

    Securities issued or guaranteed by the United States Government generally are viewed as carrying minimal credit risk. Securities issued by governmental entities but not backed by the full faith and credit of the United States, and securities issued by private entities, are subject to higher levels of credit risk.

    From time to time, a significant portion of the Fund's portfolio may consist primarily of lower-rated (i.e., rated Ba or lower by Moody's or BB or lower by Standard & Poor's) corporate debt obligations, which are commonly referred to as "junk bonds." Lower-rated securities will usually offer higher yields than higher-rated securities. However, there is more risk associated with these investments. (For example, securities rated in the lowest category have been unable to satisfy their obligations under the bond indenture.) These lower-rated bonds may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower-rated bonds are regarded as predominantly speculative with regard to each issuer's continuing ability to make principal and interest payments. In addition, the secondary trading market for lower-rated bonds may be less liquid than the market for investment grade bonds. As a result of these factors, lower-rated securities tend to have more price volatility and carry more risk to principal than higher-rated securities. The Adviser and Sub-Advisers will endeavor to limit these risks through diversifying the portfolio and through careful credit analysis of individual issuers. Purchasers should carefully assess the risks associated with an investment in the Fund.

    CALL RISK. Many corporate bonds may be redeemed at the option of the issuer ("called") at a specified price prior to their stated maturity date. In general, it is advantageous for a corporate issuer to call its bonds if they can be refinanced through the issuance of new bonds which bear a lower interest rate than that of the called bonds. Call risk is the risk that corporate bonds will be called during a period of declining market interest rates so that such refinancings may take place.

    If a bond held by the Fund is called during a period of declining interest rates, the Fund probably will have to reinvest the proceeds received by it at a lower interest rate than that borne by the called bond, thus resulting in a decrease in the Fund's income. To the extent that the Fund invests in callable corporate bonds, Fund shareholders bear the risk that reductions in income will result from the call of bonds. Most United States Government securities are not callable before their stated maturity, although U.S. agency securities often are.

    RISKS OF FOREIGN SECURITIES. The Fund is subject to special risks associated with investing in foreign securities and to a decline in net asset value resulting from changes in exchange rates between the United States dollar and foreign currencies. These risks are discussed under "Special Investment Methods -- Foreign Securities" elsewhere herein. Because of the special risks associated with foreign investing, the Fund may be subject to greater volatility than most mutual funds which invest primarily in domestic securities.

    OTHER. Investors also should review "Special Investment Methods" for information concerning risks associated with certain investment techniques which may be utilized by the Fund.


 MANAGEMENT

    The Board of Directors of FAIF has the primary responsibility for overseeing the overall management and electing the officers of FAIF. Subject to the overall direction and supervision of the Board of Directors, the Adviser acts as investment adviser for and manages the investment portfolios of FAIF.


    ---------------------------------------------------------------------------
    INVESTMENT ADVISER

    U.S. Bank National Association, 601 Second Avenue South, Minneapolis, Minnesota 55402, acts as the Fund's investment adviser through its First American Asset Management group. The Adviser has acted as an investment adviser to FAIF since its inception in 1987 and has acted as investment adviser to First American Funds, Inc. since 1982 and to First American Strategy Funds, Inc. since 1996. As of September 30, 1997, the Adviser was managing accounts with an aggregate value of approximately $55 billion, including mutual fund assets of approximately $20 billion. U.S. Bancorp, 601 Second Avenue South, Minneapolis, Minnesota 55402, is the holding company for the Adviser.

    The Fund has agreed to pay the Adviser monthly fees calculated on an annual basis equal to 0.70% of its average daily net assets out of which the Adviser pays the Sub-Advisers' fees. The Adviser may, at its option, waive any or all of its fees, or reimburse expenses, with respect to the Fund from time to time. Any such waiver or reimbursement is voluntary and may be discontinued at any time. The Adviser also may absorb or reimburse expenses of the Fund from time to time, in its discretion, while retaining the ability to be reimbursed by the Fund for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering a Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

    The Glass-Steagall Act generally prohibits banks from engaging in the business of underwriting, selling or distributing securities and from being affiliated with companies principally engaged in those activities. In addition, administrative and judicial interpretations of the Glass-Steagall Act prohibit bank holding companies and their bank and nonbank subsidiaries from organizing, sponsoring or controlling registered open-end investment companies that are continuously engaged in distributing their shares. Bank holding companies and their bank and nonbank subsidiaries may serve, however, as investment advisers to registered investment companies, subject to a number of terms and conditions.

    Although the scope of the prohibitions and limitations imposed by the Glass-Steagall Act has not been fully defined by the courts or the appropriate regulatory agencies, the Fund has received an opinion from their counsel that the Adviser is not prohibited from performing the investment advisory services described above, and that certain broker-dealers affiliated with the Adviser are not prohibited from serving as a Participating Institution as described herein. In the event of changes in federal or state statutes or regulations or judicial and administrative interpretations or decisions pertaining to permissible activities of bank holding companies and their bank and nonbank subsidiaries, the Adviser and certain affiliated broker-dealers might be prohibited from continuing these arrangements. In that event, it is expected that the Board of Directors would make other arrangements and that shareholders would not suffer adverse financial consequences.

    ---------------------------------------------------------------------------
    SUB-ADVISERS

    Federated Investment Counseling, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779 and Federated Global Research Corp., 175 Water Street, New York, New York 10038-4965, both subsidiaries of Federated Investors, serve as Sub-Advisers to the Fund under an agreement with the Adviser (the "Sub-Advisory Agreement"). The Sub-Advisers are responsible for the investment and reinvestment of a portion of the Fund's assets and the placement of brokerage transactions in connection therewith. Federated Investment Counseling manages the Fund's investments in high yield investments, Federated Global Research Corp. manages the Fund's international investments and foreign currency transactions and the Adviser manages the Fund's investments in U.S. government and domestic investment grade securities. For their services under the Sub-Advisory Agreement, the Sub-Advisers are paid a monthly fee by the Adviser calculated on an annual basis equal to 0.40% of the first $25 million of the Fund's average daily net assets, 0.33% of the Fund's average daily net assets in excess of $25 million up to $50 million, 0.26% of the Fund's average daily net assets in excess of $50 million up to $100 million and 0.21% of the Fund's average daily net assets in excess of $100 million.

    Federated Investment Counseling, a Delaware business trust, and Federated Global Research Corp., a Delaware corporation, are each registered investment advisers under the 1940 Act. The Sub-Advisers and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. As of December 31, 1997, the Sub-Advisers and such other subsidiaries of Federated Investors rendered investment advice regarding over $ billion of assets.


    ---------------------------------------------------------------------------
    PORTFOLIO MANAGERS

    The Fund's investments in high yield securities are managed by Mark E. Durbiano. The Fund's international investments and foreign currency transactions are managed by a committee comprised of Robert M. Kowit, Michael W. Casey, Drew J. Collins and Henry A. Frantzen. The Fund's investments in U.S. government and domestic investment grade securities are managed by a committee comprised of Thomas McGlinch and Wan-Chong Kung. The backgrounds of the portfolio managers are set forth below.

    MARK E. DURBIANO is a portfolio manager of the Sub-Adviser. Mr. Durbiano joined Federated Investors, the parent company of the Sub-Advisers, in 1982 and has been a Senior Vice President of Federated Advisors, a subsidiary of Federated Investors, since January 1996. From 1988 through 1995, Mr. Durbiano was a Vice President of an affiliate of Federated Advisers. Mr. Durbiano is a Chartered Financial Analyst and received his master's degree in business administration with a concentration in Finance from the University of Pittsburgh.

    ROBERT M. KOWIT is a member of the committee which manages the Fund's international investments and foreign currency transactions. Mr. Kowit joined Federated Investors in 1995 as a Vice President. Mr. Kowit served as a Managing Partner of Copernicus Global Asset Management from January 1995 through October 1995. From 1990 to 1994, he served as Senior Vice President of International Fixed Income and Foreign Exchange for John Hancock Advisers. Mr. Kowit received his master's degree in business administration from Iona College with a concentration in finance.

    MICHAEL W. CASEY, PH.D. is a member of the committee which manages the Fund's international investments and foreign currency transactions. Dr. Casey joined Federated Investors in 1996 as an Assistant Vice President. Dr. Casey served as an International Economist and Portfolio Strategist for Maria Fiorini Ramirez Inc. from 1990 to 1996. Dr. Casey earned a doctorate degree concentrating in economics from The New School for Social Research and a master's of science from the London School of Economics.

    DREW J. COLLINS is a member of the committee which manages the Fund's international investments and foreign currency transactions. Mr. Collins joined Federated Investors in 1996 as a Senior Vice President. Mr. Collins served as Vice President/Portfolio Manager of international equity portfolios at Arnhold and Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the Wharton School of The University of Pennsylvania.

    HENRY A. FRANTZEN is a member of the committee which manages the Fund's international investments and foreign currency transactions. Mr. Frantzen joined Federated Investors in 1995 as an Executive Vice President of the Federated Advisers. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 until 1995.

    THOMAS MCGLINCH is a member of the committee which manages the Fund's investments in U.S. government and domestic investment grade securities. Mr. McGlinch has over 16 years of investment industry experience. Prior to joining the Adviser in 1998, Mr. McGlinch served as a portfolio co-manager for Piper Capital Management Incorporated overseeing the management of several Piper Funds. Mr. McGlinch received his bachelor's degree in accounting from St. John's University and master's degree in business administration from the University of St. Thomas. Mr. McGlinch is a Chartered Financial Analyst.

    WAN-CHONG KUNG is a member of the committee which manages the Fund's investments in U.S. government and domestic investment grade securities. Ms. Kung has over five years of investment industry experience. Prior to joining the Adviser in 1998, Ms. Kung served as a vice president and a portfolio co-manager for Piper Capital Management Incorporated overseeing the management of several Piper Funds. Ms. Kung received her bachelor's degree in economics from the University of the Philippines and received her master's degree in business administration from the University of Minnesota. Ms. Kung is a Chartered Financial Analyst.


    ---------------------------------------------------------------------------
    CUSTODIAN

    The Custodian of the Fund's assets is U.S. Bank Trust National Association (the "Custodian"), U.S. Bank Trust Center, 180 East Fifth Street, St. Paul, Minnesota 55101. The Custodian is a subsidiary of U.S. Bancorp.

    As compensation for its services to the Fund, the Custodian is paid monthly fees calculated on an annual basis equal to 0.03% of the Fund's average daily net assets. In addition, the Custodian is reimbursed for its out-of-pocket expenses incurred while providing its services to the Fund.


    ---------------------------------------------------------------------------
    ADMINISTRATOR

    The administrator for the Fund is SEI Investments Management Corporation, Oaks, Pennsylvania 19456. The Administrator, a wholly-owned subsidiary of SEI Investments Company, provides the Fund with certain administrative services necessary to operate the Fund. These services include shareholder servicing and certain accounting and other services. The Administrator provides these services for a fee calculated at an annual rate of 0.12% of the Fund's average daily net assets, provided that to the extent that the aggregate net assets of all First American Funds exceed $8 billion, the percentage stated above is reduced to 0.105%. From time to time, the Administrator may voluntarily waive its fees or reimburse expenses with respect to the Fund. Any such waivers or reimbursements may be made at the Administrator's discretion and may be terminated at any time. U.S. Bank assists the Administrator and provides sub-administration services for the Fund. For these services, the Administrator compensates the sub-administrator at an annual rate of up to 0.05% of the Fund's average daily net assets.

    ---------------------------------------------------------------------------
    TRANSFER AGENT

    DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund. The address of the Transfer Agent is 330 West Ninth Street, Kansas City, Missouri 64105. The Transfer Agent is not affiliated with the Distributor, the Administrator or the Adviser.

    FAIF has appointed Piper Jaffray Inc., a broker-dealer affiliated with the Adviser, as servicing agent to perform certain transfer agent and dividend disbursing agent services with respect to Class A and Class B Shares of the Fund held through accounts at Piper Jaffray Inc. and its affiliates. The Fund pays Piper Jaffray Inc. an annual fee of $15 per account for such services.


 DISTRIBUTOR

    SEI Investments Distribution Co. is the principal distributor for shares of the Fund and of the other FAIF Funds. The Distributor is a Pennsylvania corporation and is the principal distributor for a number of investment companies. The Distributor, which is not affiliated with the Adviser, is a wholly-owned subsidiary of SEI Investments Company and is located at Oaks, Pennsylvania 19456.

    Shares of the Fund are distributed through the Distributor and securities firms, financial institutions (including, without limitation, banks) and other industry professionals (the "Participating Institutions") which enter into sales agreements with the Distributor to perform share distribution or shareholder support services.

    FAIF has adopted a Plan of Distribution for the Class A Shares pursuant to Rule 12b-1 under the 1940 Act (the "Class A Distribution Plan"), pursuant to which the Distributor agrees to provide, or enter into written agreements with service providers to provide, one or more specified shareholder services to beneficial owners of shares of the Fund. The Class A Distribution Plan authorizes the Distributor to retain the sales charge paid upon purchase of Class A Shares, except that portion which is reallowed to Participating Institutions. See "Investing in the Fund -- Alternative Sales Charge Options." In consideration of the services and facilities to be provided by the Distributor or any service provider, the Fund also pays the Distributor a shareholder servicing fee at an annual rate of 0.25% of the Fund's Class A Shares' average daily net asset value, which fee is computed and paid monthly. The shareholder servicing fee is intended to compensate the Distributor for ongoing servicing and/or maintenance of shareholder accounts and may be used by the Distributor to provide compensation to institutions through which shareholders hold their shares for ongoing servicing and/or maintenance of shareholder accounts. The shareholder servicing fee may be used to provide compensation for shareholder servicing provided by "one-stop" mutual fund networks through which the Fund are made available. In addition, the Distributor and the Adviser and its affiliates may provide compensation for services provided by such networks from their own resources. From time to time, the Distributor may voluntarily waive its fees with respect to the Class A Shares of the Fund. Any such waivers may be made at the Distributor's discretion and may be terminated at any time.

    Under another distribution plan (the "Class B Distribution Plan") adopted in accordance with Rule 12b-1 under the 1940 Act, the Fund may pay to the Distributor a sales support fee at an annual rate of up to 0.75% of the Fund's Class B Shares' average daily net asset value, which fee is computed and paid monthly. The sales support fee may be used by the Distributor to provide compensation for sales support and distribution activities with respect to Class B Shares of the Fund. In addition to this fee, the Distributor is paid a shareholder servicing fee of 0.25% of the average daily net assets of the Class B Shares pursuant to a service plan (the "Class B Service Plan"), which fee may be used by the Distributor to provide compensation for ongoing servicing and/or maintenance of shareholder accounts with respect to Class B Shares of the Fund. Although Class B Shares are sold without an initial sales charge, the Distributor pays a total of 4.25% of the amount invested (including a prepaid service fee of 0.25% of the amount invested) to dealers who sell Class B Shares (excluding exchanges from other Class B Shares in the First American family of funds). The service fee payable under the Class B Service Plan is prepaid for the first year as described above.

    The Class A and Class B Distribution Plans recognize that the Adviser, the Administrator, the Distributor, and any Participating Institution may in their discretion use their own assets to pay for certain additional costs of distributing Fund shares. Any arrangement to pay such additional costs may be commenced or discontinued by any of these persons at any time. In addition, while there is no sales charge on purchases of Class A Shares of $1 million and more, the Adviser may pay amounts to broker-dealers from its own assets with respect to such sales. U.S. Bancorp Investments, Inc. and Piper Jaffray Inc., broker-dealers affiliated with the Adviser ("USBI"), are each Participating Institutions.


 INVESTING IN THE FUND

    ---------------------------------------------------------------------------
    SHARE PURCHASES

    Shares of the Fund are sold at their net asset value, next determined after an order is received, plus any applicable sales charge, on days on which both the New York Stock Exchange and federally-chartered banks are open for business. Shares may be purchased as described below. The Fund reserves the right to reject any purchase order.

    THROUGH A FINANCIAL INSTITUTION. Shares may be purchased through a financial institution which has a sales agreement with the Distributor. An investor may call his or her financial institution to place an order. Purchase orders must be received by the financial institution by the time specified by the institution to be assured same day processing, and purchase orders must be transmitted to and received by the Fund by 3:00 p.m. Central time in order for shares to be purchased at that day's price unless the financial institution has been authorized to accept purchase orders on behalf of the Fund. It is the financial institution's responsibility to transmit orders promptly.

    Certain financial institutions assist their clients in the purchase or redemption of shares and charge a fee for this service. In addition, certain financial institutions are authorized to act as the Fund's agent for the purpose of accepting purchase orders, and the Fund will be deemed to have received a purchase order upon receipt of the order by the financial institution.

    BY MAIL. An investor may place an order to purchase shares of the Fund directly through the Transfer Agent. Orders by mail will be executed upon receipt of payment by the Transfer Agent. If an investor's check does not clear, the purchase will be cancelled and the investor could be liable for any losses or fees incurred. Third-party checks, credit cards, credit card checks and cash will not be accepted. When purchases are made by check, the proceeds of redemptions of the shares purchased are not available until the Transfer Agent is reasonably certain that the purchase payment has cleared, which could take up to ten calendar days from the purchase date. In order to purchase shares by mail, an investor must:

    *   complete and sign the new account form;

    *   enclose a check made payable to (Fund name);

    * mail both to DST Systems, Inc., P.O. Box 419382, Kansas City, Missouri 64141-6382.

    After an account is established, an investor can purchase shares by mail by enclosing a check and mailing it to DST Systems, Inc. at the above address.

    BY WIRE. To purchase shares of the Fund by wire, call (800) 637-2548 before 3:00 p.m. Central time. All information needed will be taken over the telephone, and the order will be considered placed when the Custodian receives payment by wire. If the Custodian does not receive the wire by 3:00 p.m. Central time, the order will be executed the next business day. Federal funds should be wired as follows: U.S. Bank National Association, Minneapolis, Minnesota, ABA Number 091000022; For Credit to: DST Systems, Inc.: Account Number 160234580266; For Further Credit To: (Investor Name and Fund Name). Shares cannot be purchased by Federal Reserve wire on days the New York Stock Exchange is closed or federally-chartered banks are closed.


    ---------------------------------------------------------------------------
    MINIMUM INVESTMENT REQUIRED

    The minimum initial investment for the Fund is $1,000 unless the investment is in a retirement plan, in which case the minimum investment is $250. The minimum subsequent investment is $100. The Fund reserves the right to waive the minimum investment requirement for employees of the Adviser and its affiliates.


    ---------------------------------------------------------------------------
    ALTERNATIVE SALES CHARGE OPTIONS

    THE TWO ALTERNATIVES: OVERVIEW. An investor may purchase shares of the Fund at a price equal to its net asset value per share plus a sales charge which, at the investor's election, may be imposed either (i) at the time of the purchase (the Class A "initial sales charge alternative"), or (ii) on a contingent deferred basis (the Class B "deferred sales charge alternative"). Each of Class A and Class B Shares represents the Fund's interest in its portfolio of investments. The classes have the same rights and are identical in all respects except that (i) Class B Shares bear the expenses of the contingent deferred sales charge arrangement and distribution and service fees resulting from such sales arrangement, while Class A Shares bear only shareholder servicing fees; (ii) each class has exclusive voting rights with respect to approvals of any Rule 12b-1 distribution plan related to that specific class (although Class B shareholders may vote on any distribution fees imposed on Class A Shares as long as Class B Shares convert into Class A Shares); (iii) only Class B Shares carry a conversion feature; and (iv) each class has different exchange privileges. Sales personnel of financial institutions distributing the Fund's shares, and other persons entitled to receive compensation for selling shares, may receive differing compensation for selling Class A and Class B Shares.

    These alternative purchase arrangements permit an investor to choose the method of purchasing shares that is more beneficial to that investor. The amount of a purchase, the length of time an investor expects to hold the shares, and whether the investor wishes to receive dividends in cash or in additional shares, will all be factors in determining which sales charge option is best for a particular investor. An investor should consider whether, over the time he or she expects to maintain the investment, the accumulated sales charges on Class B Shares prior to conversion would be less than the initial sales charge on Class A Shares, and to what extent the differential may be offset by the expected higher yield of Class A Shares. Class A Shares will normally be more beneficial to an investor if he or she qualifies for reduced sales charges as described below. Accordingly, orders for Class B Shares for $250,000 or more ordinarily will be treated as orders for Class A Shares or declined.

    The Directors of FAIF have determined that no conflict of interest currently exists between the Class A and Class B Shares. On an ongoing basis, the Directors, pursuant to their fiduciary duties under the 1940 Act and state laws, will seek to ensure that no such conflict arises.

    ---------------------------------------------------------------------------
    CLASS A SHARES

    WHAT CLASS A SHARES COST. Class A Shares of the Fund are offered on a continuous basis at their next determined offering price, which is net asset value, plus a sales charge as set forth below:


    ---------------------------------------------------------------------------
    STRATEGIC INCOME FUND:

                                                                      Maximum
                                                                    Amount of
                              Sales Charge      Sales Charge     Sales Charge
                             As Percentage     As Percentage     Reallowed to
                               of Offering      of Net Asset    Participating
                                     Price             Value     Institutions
================================================================================
  Less than $50,000              4.50%             4.71%             4.05%
  $50,000 but less
  than $100,000                  4.00%             4.17%             3.60%
  $100,000 but less
  than $250,000                  3.50%             3.63%             3.15%
  $250,000 but less
  than $500,000                  2.75%             2.83%             2.47%
  $500,000 but less
  than $1,000,000                2.00%             2.04%             1.80%
  $1,000,000 and over            0.00%             0.00%             0.00%
================================================================================

    There is no initial sales charge on purchases of Class A Shares of $1 million or more. However, Participating Institutions may receive a commission of up to 1.00% on such sales. Redemptions of Class A Shares purchased at net asset value within 24 months of such purchases will be subject to a contingent deferred sales charge of up to 1.00%. Class A Shares that are redeemed will not be subject to this contingent deferred sales charge to the extent that the value of the shares represents capital appreciation of Fund assets or reinvestment of dividends or capital gain distributions.

    Net asset value is determined as of the close of normal trading on the New York Stock Exchange (3:00 p.m. Central time) Monday through Friday except on
    (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) days in which the New York Stock Exchange or federally-chartered banks are closed including, but not limited to, the following federal holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. In addition, net asset value will not be calculated on Good Friday.

    DEALER CONCESSION. A dealer will normally receive up to 90% of the applicable sales charge. Any portion of the sales charge which is not paid to a dealer will be retained by the Distributor. In addition, the Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs which will be paid by the Distributor from the sales charge it receives or from any other source available to it. Under any such program, the Distributor will provide promotional incentives, in the form of cash or other compensation including merchandise, airline vouchers, trips and vacation packages, to all dealers selling shares of the Fund. Promotional incentives of these kinds will be offered uniformly to all dealers and predicated upon the amount of shares of the Fund sold by the dealer. Whenever 90% or more of a sales charge is paid to a dealer, that dealer may be deemed to be an underwriter as defined in the Securities Act of 1933.

    The sales charge for shares sold other than through registered broker-dealers will be retained by the Distributor. The Distributor may pay fees to financial institutions out of the sales charge in exchange for sales and/or administrative services performed on behalf of the institution's customers in connection with the initiation of customer accounts and purchases of Fund shares.

    REDUCING THE CLASS A SALES CHARGE. The sales charge can be reduced on the purchase of Class A Shares through (i) quantity discounts and accumulated purchases, or (ii) signing a 13-month letter of intent:

    * QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES: As shown in the table above, larger purchases of Class A Shares reduce the percentage sales charge paid. The Fund will combine purchases made on the same day by an investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

        The sales charge discount applies to the total current market value of the Fund, plus the current market value of any other FAIF Fund and any other mutual funds having a sales charge and distributed as part of the First American family of funds. Prior purchases and concurrent purchases of Class A Shares of any FAIF Fund will be considered in determining the sales charge reduction. In order for an investor to receive the sales charge reduction on Class A Shares, the Transfer Agent must be notified by the investor in writing or by his or her financial institution at the time the purchase is made that Fund shares are already owned or that purchases are being combined.

    * LETTER OF INTENT: If an investor intends to purchase at least $50,000 of Class A Shares in the Fund and other FAIF Funds over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the Custodian to hold a percentage equal to the particular FAIF Fund's maximum sales charge rate of the total amount intended to be purchased in escrow (in shares) for all FAIF Funds until the purchase is completed.

        The amount held in escrow for all FAIF Funds will be applied to the investor's account at the end of the 13-month period after deduction of the sales load applicable to the dollar value of shares actually purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.

        A letter of intent will not obligate the investor to purchase shares, but if he or she does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days.

    SALES OF CLASS A SHARES AT NET ASSET VALUE. Purchases of the Fund's Class A Shares by the Adviser, the Sub-Advisers or any of their affiliates, or any of its or FAIF's officers, directors, employees, retirees, sales representatives, and partners, registered representatives of any broker-dealer authorized to sell Fund shares, and full-time employees of FAIF's general counsel, and members of their immediate families (i.e., parent, child, spouse, sibling, step or adopted relationships, and UTMA accounts naming qualifying persons), may be made at net asset value without a sales charge. The Fund's Class A Shares also may be purchased at net asset value without a sales charge by fee-based registered investment advisers, financial planners and registered broker-dealers who are purchasing shares on behalf of their customers and by purchasers through "one-stop" mutual fund networks through which the Fund are made available. In addition, Class A Shares may be purchased at net asset value without a sales charge by qualified defined contribution plans participating in the First American 401(k) Plan Program, investors participating in asset allocation "wrap" accounts offered by the Adviser or any of its affiliates, and by retirement and deferred compensation plans and the trusts used to fund such plans (including, but not limited to, those defined in section 401(a), 403(b) and 457 of the Internal Revenue Code and "rabbi trusts"), which plans and trusts purchase through "one-stop" mutual fund networks.

    If Class A Shares of the Fund have been redeemed, the shareholder has a one-time right, within 30 days, to reinvest the redemption proceeds in Class A Shares of any FAIF Fund at the next-determined net asset value without any sales charge. The Transfer Agent must be notified by the shareholder in writing or by his or her financial institution of the reinvestment in order to eliminate a sales charge. If the shareholder redeems his or her shares of the Fund, there may be tax consequences.

    In addition, purchases of Class A Shares of the Fund that are funded by proceeds received upon the redemption (within 60 days of the purchase of Fund shares) of shares of any unrelated open-end investment company that charges a sales load and rollovers from retirement plans that utilize the Fund as investment options may be made at net asset value. To make such a purchase at net asset value, an investor or the investor's broker must, at the time of purchase, submit a written request to the Transfer Agent that the purchase be processed at net asset value pursuant to this privilege, accompanied by a photocopy of the confirmation (or similar evidence) showing the redemption from the unrelated fund. The redemption of the shares of the non-related fund is, for federal income tax purposes, a sale upon which a gain or loss may be realized.


    ---------------------------------------------------------------------------
    CLASS B SHARES

    CONTINGENT DEFERRED SALES CHARGE. Class B Shares are sold at net asset value without any initial sales charge. If an investor redeems Class B Shares within eight years of purchase, he or she will pay a contingent deferred sales charge at the rates set forth below. This charge is assessed on an amount equal to the lesser of the then-current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price or on shares derived from reinvestment of dividends or capital gain distributions.

                                      CONTINGENT DEFERRED
                                        SALES CHARGE AS A
                                            PERCENTAGE OF
                      YEAR SINCE            DOLLAR AMOUNT
                      PURCHASE          SUBJECT TO CHARGE
                      ===================================
                       First                        5.00%
                       Second                       5.00%
                       Third                        4.00%
                       Fourth                       3.00%
                       Fifth                        2.00%
                       Sixth                        1.00%
                       Seventh                      None
                       Eighth                       None
                      ===================================

    In determining whether a particular redemption is subject to a contingent deferred sales charge, it is assumed that the redemption is first of any Class A Shares in the shareholder's Fund account; second, of any Class B Shares held for more than eight years and Class B Shares acquired pursuant to reinvestment of dividends or other distributions; and third, of Class B Shares held longest during the eight-year period. This method should result in the lowest possible sales charge.

    The contingent deferred sales charge is waived on redemption of Class B Shares (i) within one year following the death or disability (as defined in the Code) of a shareholder and (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70 1/2. A shareholder or his or her representative must notify the Transfer Agent prior to the time of redemption if such circumstances exist and the shareholder is eligible for this waiver.

    CONVERSION FEATURE. At the end of the period ending eight years after the beginning of the month in which the shares were issued, Class B Shares will automatically convert to Class A Shares and will no longer be subject to the Class B distribution and service fees. This conversion will be on the basis of the relative net asset values of the two classes.


    ---------------------------------------------------------------------------
    SYSTEMATIC EXCHANGE PROGRAM

    Shares of the Fund may also be purchased through automatic monthly deductions from a shareholder's account in the same class of shares of Prime Obligations Fund of First American Funds, Inc. Under a systematic exchange program, a shareholder enters an agreement to purchase a specified class of shares of the Fund over a specified period of time, and initially purchases Prime Obligations Fund shares of the same class in an amount equal to the total amount of the investment. On a monthly basis a specified dollar amount of shares of Prime Obligations Fund is exchanged for shares of the same class of the Fund. The systematic exchange program of investing a fixed dollar amount at regular intervals over time has the effect of reducing the average cost per share of the Fund. This effect also can be achieved through the systematic investment program described below. Because purchases of Class A Shares are subject to an initial sales charge, it may be beneficial for an investor to execute a Letter of Intent in connection with the systematic exchange program. A shareholder may apply for participation in this program through his or her financial institution or by calling (800) 637-2548.


    ---------------------------------------------------------------------------
    SYSTEMATIC INVESTMENT PROGRAM

    Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares at the net asset value next determined after an order is received, plus any applicable sales charge. A shareholder may apply for participation in this program through his or her financial institution or by calling (800) 637-2548.


    ---------------------------------------------------------------------------
    EXCHANGING SECURITIES FOR FUND SHARES

    The Fund may accept securities in exchange for Fund shares. The Fund will allow such exchanges only upon the prior approval by the Fund and a determination by the Fund and the Adviser or Sub-Advisers that the securities to be exchanged are acceptable. Securities accepted by the Fund will be valued in the same manner that the Fund values its assets. The basis of the exchange will depend upon the net asset value of Fund shares on the day the securities are valued.


    ---------------------------------------------------------------------------
    CERTIFICATES AND CONFIRMATIONS

    The Transfer Agent maintains a share account for each shareholder. Share certificates will not be issued by the Fund.

    Confirmations of each purchase and redemption are sent to each shareholder. In addition, monthly confirmations are sent to report all transactions and dividends paid during that month for the Fund.


    ---------------------------------------------------------------------------
    DIVIDENDS AND DISTRIBUTIONS

    Dividends with respect to the Fund are declared and paid monthly to all shareholders of record on the record date. Distributions of any net realized long-term capital gains will be made at least once every 12 months. Dividends and distributions are automatically reinvested in additional shares of the Fund paying the dividend on payment dates at the ex-dividend date net asset value without a sales charge, unless shareholders request cash payments on the new account form or by writing to the Fund.

    All shareholders on the record date are entitled to the dividend. If shares are purchased before a record date for a dividend or a distribution of capital gains, a shareholder will pay the full price for the shares and will receive some portion of the purchase price back as a taxable dividend or distribution (to the extent, if any, that the dividend or distribution is otherwise taxable to holders of Fund shares). If shares are redeemed or exchanged before the record date for a dividend or distribution or are purchased after the record date, those shares are not entitled to the dividend or distribution.

    The amount of dividends payable on Class A and Class B Shares generally will be less than the dividends payable on Class Y Shares because of the distribution and/or shareholder servicing expenses charged to Class A and Class B Shares. The amount of dividends payable on Class A Shares generally will be more than the dividends on the Class B Shares because of the higher distribution and shareholder servicing fees paid by Class B Shares.


    ---------------------------------------------------------------------------
    EXCHANGE PRIVILEGE

    Shareholders may exchange Class A or Class B Shares of the Fund for currently available Class A or Class B Shares, respectively, of the other FAIF

    Funds or of other funds in the First American family of funds. Class A Shares of the Fund, whether acquired by direct purchase, reinvestment of dividends on such shares, or otherwise, may be exchanged for Class A Shares of other funds without the payment of any sales charge (i.e., at net asset value). Exchanges of shares among the First American family of funds must meet any applicable minimum investment of the fund for which shares are being exchanged.

    For purposes of calculating the Class B Shares' eight-year conversion period or contingent deferred sales charge payable upon redemption, the holding period of Class B Shares of the "old" fund and the holding period of the Class B Shares of the "new" fund are aggregated.

    The ability to exchange shares of the Fund does not constitute an offering or recommendation of shares of one fund by another fund. This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. An investor who is considering acquiring shares in another First American Fund pursuant to the exchange privilege should obtain and carefully read a prospectus of the fund to be acquired. Exchanges may be accomplished by a written request, or by telephone if a preauthorized exchange authorization is on file with the Transfer Agent, shareholder servicing agent, or financial institution.

    Written exchange requests must be signed exactly as shown on the authorization form, and the signatures may be required to be guaranteed as for a redemption of shares by an entity described below under "Redeeming Shares -- Directly From the Fund -- Signatures." Neither the Fund, the Distributor, the Transfer Agent, any shareholder servicing agent, nor any financial institution will be responsible for further verification of the authenticity of the exchange instructions.

    Telephone exchange instructions made by an investor may be carried out only if a telephone authorization form completed by the investor is on file with the Transfer Agent, shareholder servicing agent, or financial institution. Shares may be exchanged between two First American funds by telephone only if both funds have identical shareholder registrations.

    Telephone exchange instructions may be recorded and will be binding upon the shareholder. Telephone instructions must be received by the Transfer Agent before 3:00 p.m. Central time, or by a shareholder's shareholder servicing agent or financial institution by the time specified by it, in order for shares to be exchanged the same day. Neither the Transfer Agent nor the Fund will be responsible for the authenticity of exchange instructions received by telephone if it reasonably believes those instructions to be genuine. The Fund and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and they may be liable for losses resulting from unauthorized or fraudulent telephone instructions if they do not employ these procedures.

    Shareholders of the Fund may have difficulty in making exchanges by telephone through brokers and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his or her broker or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to DST Systems, Inc., 330 West Ninth Street, Kansas City, Missouri 64105. The exchange should not be used to take advantage of short-term swings in the securities markets. The Fund reserves the right to limit or terminate exchange privileges as to any shareholder who makes exchanges more than four times a year (other than through the Systematic Exchange Program or similar periodic investment program). The Fund may modify or revoke the exchange privilege for all shareholders upon 60 days' prior written notice or without notice in times of drastic economic or market changes.

    Shares of a class in which an investor is no longer eligible to participate may be exchanged for shares of a class in which that investor is eligible to participate. An example of such an exchange would be a situation in which an individual holder of

    Class A Shares subsequently opens a fiduciary, custody or agency account with a financial institution which invests in Class Y Shares.

    The terms of any exchange privilege may be modified or terminated by the Fund at any time. There are currently no additional fees or charges for the exchange service. The Fund does not contemplate establishing such fees or charges, but they reserve the right to do so. Shareholders will be notified of any modification or termination of the exchange privilege and of the imposition of any additional fees or charges.


 REDEEMING SHARES

    The Fund redeems shares at their net asset value next determined after the Transfer Agent receives the redemption request, reduced by any applicable contingent deferred sales charge. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests can be made as described below and must be received in proper form.


    ---------------------------------------------------------------------------
    BY TELEPHONE

    A shareholder may redeem shares of the Fund, if he or she elects the privilege on the initial shareholder application, by calling his or her financial institution to request the redemption. Shares will be redeemed at the net asset value next determined after the Fund receives the redemption request from the financial institution (less the amount of any applicable contingent deferred sales charge). Redemption requests must be received by the financial institution by the time specified by the institution in order for shares to be redeemed at that day's net asset value, and redemption requests must be transmitted to and received by the Fund by 3:00 p.m. Central time in order for shares to be redeemed at that day's net asset value unless the financial institution has been authorized to accept redemption requests on behalf of the Fund. Pursuant to instructions received from the financial institution, redemptions will be made by check or by wire transfer. It is the financial institution's responsibility to transmit redemption requests promptly.

    Certain financial institutions are authorized to act as the Fund's agent for the purpose of accepting redemption requests, and the Fund will be deemed to have received a redemption request upon receipt of the request by the financial institution.

    Shareholders who did not purchase their shares of the Fund through a financial institution may redeem their shares by telephoning (800) 637-2548. At the shareholder's request, redemption proceeds will be paid by check mailed to the shareholder's address of record or wire transferred to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System, normally within one business day, but in no event more than seven days after the request. Wire instructions must be previously established on the account or provided in writing. The minimum amount for a wire transfer is $1,000. If at any time the Fund determines it necessary to terminate or modify this method of redemption, shareholders will be promptly notified.

    In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If this should occur, another method of redemption should be considered. Neither the Transfer Agent nor the Fund will be responsible for any loss, liability, cost or expense for acting upon wire transfer instructions or telephone instructions that it reasonably believes to be genuine. The Transfer Agent and the Fund will each employ reasonable procedures to confirm that instructions communicated are genuine. These procedures may include taping of telephone conversations. To ensure authenticity of redemption or exchange instructions received by telephone, the Transfer Agent examines each shareholder request by verifying the account number and/or tax identification number at the time such request is made. The Transfer Agent subsequently sends confirmations of both exchange sales and exchange purchases to the shareholder for verification. If reasonable procedures are not employed, the Transfer Agent and the Fund may be liable for any losses due to unauthorized or fraudulent telephone transactions.


    ---------------------------------------------------------------------------
    BY MAIL

    Any shareholder may redeem Fund shares by sending a written request to the Transfer Agent, shareholder servicing agent, or financial institution. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested to be redeemed, and should be signed exactly as the shares are registered. Shareholders should call the Fund, shareholder servicing agent or financial institution for assistance in redeeming by mail. A check for redemption proceeds normally is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

    Shareholders requesting a redemption of $5,000 or more, a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record, must have signatures on written redemption requests guaranteed by:

    * a trust company or commercial bank the deposits of which are insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

    * a member firm of the New York, American, Boston, Midwest, or Pacific Stock Exchanges or of the National Association of Securities Dealers;

    * a savings bank or savings and loan association the deposits of which are insured by the Savings Association Insurance Fund, which is administered by the FDIC; or

    * any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

    The Fund does not accept signatures guaranteed by a notary public.

    The Fund and the Transfer Agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantees to institutions that are members of a signature guarantee program. The Fund and the Transfer Agent reserve the right to amend these standards at any time without notice.


    ---------------------------------------------------------------------------
    BY SYSTEMATIC WITHDRAWAL PROGRAM

    Shareholders whose account value is at least $5,000 may elect to participate in the Systematic Withdrawal Program. Under this program, Fund shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. A shareholder may apply to participate in this program through his or her financial institution. It is generally not in a shareholder's best interest to participate in the Systematic Withdrawal Program at the same time that the shareholder is purchasing additional shares if a sales charge must be paid in connection with such purchases.


    ---------------------------------------------------------------------------
    REDEMPTION BEFORE PURCHASE INSTRUMENTS CLEAR

    When shares are purchased by check or with funds transmitted through the Automated Clearing House, the proceeds of redemptions of those shares are not available until the Transfer Agent is reasonably certain that the purchase payment has cleared, which could take up to ten calendar days from the purchase date.


    ---------------------------------------------------------------------------
    ACCOUNTS WITH LOW BALANCES

    Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except retirement plans, and pay the proceeds, less any applicable contingent deferred sales charge, to the shareholder if the account balance falls below the required minimum value of $500. Shares will not be redeemed in this manner, however, if the balance falls below $500 because of changes in a Fund's net asset value. Before shares are redeemed to close an account, the shareholder will be notified in writing and allowed 60 days to purchase additional shares to meet the minimum account requirement.


 DETERMINING THE PRICE
 OF SHARES

    Class A Shares of the Fund are sold at net asset value plus a sales charge, while Class B Shares are sold without a front-end sales charge. Shares are redeemed at net asset value less any applicable contingent deferred sales charge. See "Investing in the Fund -- Alternative Sales Charge Options."

    The net asset value per share is determined as of the close of normal trading on the New York Stock Exchange (3:00 p.m. Central time) on each day the New York Stock Exchange and federally-chartered banks are open for business, provided that net asset value need not be determined on days when no Fund shares are tendered for redemption and no order for the Fund's shares is received and on days on which changes in the value of portfolio securities will not materially affect the current net asset value of the Fund's shares. The price per share for purchases or redemptions is such value next computed after the Transfer Agent or an authorized financial institution receives a purchase order or redemption request.

    It is the responsibility of Participating Institutions promptly to forward purchase and redemption orders to the Transfer Agent. In the case of redemptions and repurchases of shares owned by corporations, trusts or estates, the Transfer Agent or the Fund may require additional documents to evidence appropriate authority in order to effect the redemption, and the applicable price will be that next determined following the receipt of the required documentation.


    ---------------------------------------------------------------------------
    DETERMINING NET ASSET VALUE

    The net asset value per share for the Fund is determined by dividing the value of the securities owned by the Fund plus any cash and other assets (including interest accrued and dividends declared but not collected), less all liabilities, by the number of Fund shares outstanding. For the purpose of determining the aggregate net assets of the Fund, cash and receivables will be valued at their face amounts. Interest will be recorded as accrued and dividends will be recorded on the ex-dividend date. Security valuations are furnished by an independent pricing service that has been approved by the Board of Directors.

    Debt obligations with remaining maturities in excess of sixty days are valued at the most recently quoted bid price. For such debt obligations the pricing service may employ methods that utilize actual market transactions, broker-dealer valuations, or other electronic data processing techniques. These techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at security valuations. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost which approximates market value. If a security price cannot be obtained from an independent pricing service a bid price may be obtained from an independent broker who makes a market in the security.

    Foreign securities owned by the Fund are valued at the closing prices on the principal exchange on which they trade.

    If the value for a security cannot be obtained from the sources described above, the security's value may be determined pursuant to the fair value procedures established by the Board of Directors.

    Portfolio securities underlying actively traded options are valued at their market price as determined above. The current market value of any exchange traded options held or written by a Fund, are valued at the closing bid price for a long position or the closing ask price for a short position.

    Although the methodology and procedures for determining net asset value are identical for all classes of shares, the net asset value per share of different classes of shares of the Fund may differ because of the differing distribution and/or shareholder servicing expenses charged to Class A and Class B Shares.


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    FOREIGN SECURITIES

    Any assets or liabilities of the Fund initially expressed in terms of foreign currencies are translated into United States dollars using current exchange rates. Trading in securities on foreign markets may be completed before the close of business on each business day of the Fund. Thus, the calculation of the Fund's net asset value may not take place contemporaneously with the determination of the prices of foreign securities held in the Fund's portfolios. In addition, trading in securities on foreign markets may not take place on all days on which the New York Stock Exchange is open for business or may take place on days on which the New York Stock Exchange is not open for business. Therefore, the net asset value of a Fund which holds foreign securities might be significantly affected on days when an investor has no access to the Fund.


 FEDERAL INCOME TAXES

    The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), during its current taxable year in order to be relieved of payment of federal income taxes on amounts of taxable income it distributes to shareholders.

    Distributions paid from the Fund's net investment income and net short-term capital gains will be taxable to shareholders as ordinary income, whether or not the shareholder elects to have such dividends automatically reinvested in additional shares. Dividends paid by the Fund will not be eligible for the 70% deduction for dividends received by corporations.

    Distributions paid from the net capital gains of each Fund and designated as capital gain dividends generally will be taxable to shareholders as long-term capital gains, regardless of the length of time for which they have held their shares in the Fund. In the case of shareholders who are individuals, estates, or trusts, the Fund will designate the portion of each capital gain dividend that must be treated as mid-term capital gain (subject to a maximum tax rate of 28%) and the portion that must be treated as long-term capital gain (subject to a maximum tax rate of 20%).

    Gain or loss realized upon the sale of shares in the Fund will be treated as capital gain or loss, provided that the shares represented a capital asset in the hands of the shareholder. For corporate shareholders, such gain or loss will be long-term gain or loss if the shares were held for more than one year. For shareholders who are individuals, estates, or trusts the gain or loss will be considered long-term (subject to a maximum tax rate of 20%) if the shareholder has held the shares for more than 18 months and mid-term (subject to a maximum tax rate of 28%) if the shareholder has held the shares for more than one year but not more than 18 months.

    The Fund is required by federal law to withhold 31% of reportable payments (including dividends, capital gain distributions, and redemptions) paid to certain shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, each investor will be asked to certify on his or her account application that the social security or taxpayer identification number provided is correct and that the investor is not subject to backup withholding for previous underreporting to the IRS.

    This is a general summary of the federal tax laws applicable to the Fund and its shareholders as of the date of this Prospectus. See the Statement of Additional Information for further details.


 FUND SHARES

    Each share of the Fund is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Fund have no preemptive or conversion rights.

    Each share of the Fund has one vote. On some issues, such as the election of directors, all shares of all FAIF Funds vote together as one series. The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of directors are able to elect all of the directors if they choose to do so. On issues affecting only the Fund or a particular class of shares, the shares of the Fund or that class will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to the Fund or to approve, disapprove or alter a distribution plan pertaining to a class of shares.

    Under the laws of the State of Maryland and FAIF's Articles of Incorporation, FAIF is not required to hold shareholder meetings unless they
    (i) are required by the 1940 Act, or (ii) are requested in writing by the holders of 25% or more of the outstanding shares of FAIF.


 CALCULATION OF
 PERFORMANCE DATA

    From time to time, the Fund may advertise information regarding its performance. The Fund may publish its "yield," its "cumulative total return," its "average annual total return" and its "distribution rate." Distribution rates may only be used in connection with sales literature and shareholder communications preceded or accompanied by a Prospectus. Each of these performance figures is based upon historical results and is not intended to indicate future performance, and, except for "distribution rate," is standardized in accordance with SEC regulations.

    "Yield" for the Fund is computed by dividing the net investment income per share (as defined in applicable SEC regulations) earned during a 30-day period (which period will be stated in the advertisement) by the maximum offering price per share on the last day of the period. Yield is an annualized figure, in that it assumes that the same level of net investment income is generated over a one year period. The yield formula annualizes net investment income by providing for semi-annual compounding.

    "Total return" is based on the overall dollar or percentage change in value of a hypothetical investment in the Fund assuming reinvestment of dividend distributions and deduction of all charges and expenses, including, as applicable, the maximum sales charge imposed on Class A Shares or the contingent deferred sales charge imposed on Class B Shares redeemed at the end of the specified period covered by the total return figure. "Cumulative total return" reflects the Fund's performance over a stated period of time. "Average annual total return" reflects the hypothetical annually compounded rate that would have produced the same cumulative total return if performance had been constant over the entire period. Because average annual returns tend to smooth out variations in the Fund's performance, they are not the same as actual year-by-year results. As a supplement to total return computations, the Fund may also publish "total investment return" computations which do not assume deduction of the maximum sales charge imposed on Class A Shares or the contingent deferred sales charge imposed on Class B Shares.

    "Distribution rate" is determined by dividing the income dividends per share for a stated period by the maximum offering price per share on the last day of the period. All distribution rates published for the Fund are measures of the level of income dividends distributed during a specified period. Thus, these rates differ from yield (which measures income actually earned by the Fund) and total return (which measures actual income, plus realized and unrealized gains or losses of the Fund's investments). Consequently, distribution rates alone should not be considered complete measures of performance.

    The performance of the Class A and Class B Shares of the Fund will normally be lower than for the

    Class Y Shares because Class Y Shares are not subject to the sales charges and distribution and/or shareholder servicing expenses applicable to Class A and Class B Shares. In addition, the performance of Class A and Class B Shares of the Fund will differ because of the different sales charge structures of the classes and because of the differing distribution and shareholder servicing fees charged to Class B Shares.

    In reports or other communications to shareholders and in advertising material, the performance of the Fund may be compared to recognized unmanaged indices or averages of the performance of similar securities and to composites of such indices and averages. Also, the performance of the Fund may be compared to that of other funds of similar size and objectives as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent mutual fund rating services, and the Fund may include in such reports, communications and advertising material evaluations published by nationally recognized independent ranking services and publications. For further information regarding the Fund's performance, see "Fund Performance" in the Statement of Additional Information.


 SPECIAL INVESTMENT METHODS

    This section provides additional information concerning the securities in which the Fund may invest and related topics. Further information concerning these matters is contained in the Statement of Additional Information.


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    U.S. GOVERNMENT SECURITIES

    The U.S. government securities in which the Fund invests are either issued or guaranteed by the U.S. government, its agencies or instrumentalities. The U.S. government securities in which the Fund invests principally are:

    * direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

    * notes, bonds, and discount notes issued and guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;

    * notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and

    * notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.

    The government securities in which the Fund may invest are backed in a variety of ways by the U.S. government or its agencies or instrumentalities. Some of these securities, such as Government National Mortgage Association ("GNMA") mortgage-backed securities, are backed by the full faith and credit of the U.S. government. Other securities, such as obligations of the Federal National Mortgage Association ("FNMA") or Federal Home Loan Mortgage Corporation ("FHLMC") are backed by the credit of the agency or instrumentality issuing the obligations but not the full faith and credit of the U.S. government. No assurances can be given that the U.S. government will provide financial support to these other agencies or instrumentalities because it is not obligated to do so.


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    MORTGAGE-BACKED SECURITIES

    The Fund may invest in mortgage-backed securities which are Agency Pass-Through Certificates, private pass-through securities, collateralized mortgage obligations ("CMOs"), or Real Estate Mortgage Investment Conduits ("REMICS").

    Agency Pass-Through Certificates are mortgage pass-through certificates representing undivided interests in pools of residential mortgage loans. Distribution of principal and interest on the mortgage loans underlying an Agency Pass-Through Certificate is an obligation of or guaranteed by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") or the Federal

    Home Loan Mortgage Corporation ("FHLMC"). The obligation of GNMA with respect to such certificates is backed by the full faith and credit of the United States, while the obligations of FNMA and FHLMC with respect to such certificates rely solely on the assets and credit of those entities. The mortgage loans underlying GNMA certificates are partially or fully guaranteed by the Federal Housing Administration or the Veterans Administration, while the mortgage loans underlying FNMA certificates and FHLMC certificates are conventional mortgage loans which are, in some cases, insured by private mortgage insurance companies. Agency Pass-Through Certificates may be issued in a single class with respect to a given pool of mortgage loans or in multiple classes.

    Private mortgage pass-through securities ("Private Pass-Throughs") are structured similarly to GNMA, FNMA and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing. These securities usually are backed by a pool of conventional fixed rate or adjustable loans. Since Private Pass-Throughs typically are not guaranteed by an entity having the credit status of GNMA, FNMA or FHMLC, such securities generally are structured with one or more types of credit enhancement. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

    The ratings of securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the enhancement provider. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

    CMOs are debt obligations typically issued by a private special-purpose entity and collateralized by residential or commercial mortgage loans or Agency Pass-Through Certificates. The Fund may invest in both investment grade and non-investment grade bonds (which may be denominated in U.S. dollars or in non-U.S. currencies) and other fixed income obligations issued by domestic and foreign corporations and other private issuers. The Fund has no minimum rating requirements for these investments. Because CMOs are debt obligations of private entities, payments on CMOs generally are not obligations of or guaranteed by any governmental entity, and their ratings and creditworthiness typically depend on, among other factors, the legal insulation of the issuer and transaction from the consequences of a sponsoring entity's bankruptcy. CMOs generally are issued in multiple classes, with holders of each class entitled to receive specified portions of the principal payments and prepayments and/or of the interest payments on the underlying mortgage loans. These entitlements can be specified in a wide variety of ways, so that the payment characteristics of various classes may differ greatly from one another. Examples of the more common classes are provided in the Statement of Additional Information. The CMOs in which the Fund may invest include classes which are subordinated in right of payment to other classes.

    REMICs are offerings of multiple class real estate mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations, or segregated pools of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates of interest (the type in which the Fund primarily invests), and a single class of "residual interests." To qualify as a REMIC, substantially all the assets of the entity must be in assets directly or indirectly secured principally by real property.

    It is generally more difficult to predict the effect of changes in market interest rates on the return on mortgaged-backed securities than to predict the effect of such changes on the return of a conventional fixed-rate debt instrument, and the magnitude of such effects may be greater in some cases. The return on interest-only and principal-only mortgage-backed securities is particularly sensitive to changes in interest rates and prepayment speeds. When interest rates decline and prepayment speeds increase, the holder of an interest-only mortgage-backed security may not even recover its initial investment. Similarly, the return on an inverse floating rate CMO is likely to decline more sharply in periods of increasing interest rates than that of a fixed-rate security. For these reasons, interest-only, principal-only and inverse floating rate mortgage-backed securities generally have greater risk than more conventional classes of mortgage-backed securities.


    ---------------------------------------------------------------------------
    BANK INSTRUMENTS

    For defensive purposes and to maintain liquidity, the Fund may temporarily invest in debt obligations maturing in one year or less, including time and savings deposits, deposit notes and bankers' acceptances (including certificates of deposit) in commercial or savings banks. They also include Eurodollar Certificates of Deposit issued by foreign branches of United States or foreign banks; Eurodollar Time Deposits, which are United States dollar-denominated deposits in foreign branches of United States or foreign banks; and Yankee Certificates of Deposit, which are United States dollar-denominated certificates of deposit issued by United States branches of foreign banks and held in the United States. For a description of certain risks of investing in foreign issuers' securities, see "-- Foreign Securities" below. In each instance, the Funds may only invest in bank instruments issued by an institution which has capital, surplus and undivided profits of more than $100 million or the deposits of which are insured by the Bank Insurance Fund or the Savings Association Insurance Fund.


    ---------------------------------------------------------------------------
    FIXED INCOME OBLIGATIONS

    The Fund may invest in both investment grade and non-investment grade (lower-rated) bonds (which may be denominated in U.S. dollars or non-U.S. currencies) and other fixed-income obligations (including, but not limited to, preferred stock) issued by domestic and foreign corporations and other private issuers. There are no minimum rating requirements for these investments by the Fund. The Fund's investments may include U.S. dollar-denominated debt obligations known as "Brady Bonds," which are issued for the exchange of existing commercial bank loans for foreign entities for new obligations that are generally collateralized by zero coupon Treasury securities having the same maturity. From time to time, the Fund's portfolio may consist primarily of lower-rated (i.e., rated Ba or lower by Moody's, or BB or lower by Standard & Poor's) corporate debt obligations, which are commonly referred to as "junk bonds." Certain fixed-income obligations in which the Fund invests may involve equity characteristics. The Fund may, for example, invest in unit offerings that combine fixed-income securities and common stock equivalents such as warrants, rights and options. It is anticipated that the majority of the value attributable to the unit will relate to its fixed-income component.


    ---------------------------------------------------------------------------
    FLOATING RATE CORPORATE DEBT OBLIGATIONS

    The Fund expects to invest in floating rate corporate debt obligations, including increasing rate securities. Floating rate securities are generally offered at an initial interest rate which is at or above prevailing market rates. The interest rate paid on these securities is then reset periodically (commonly every 90 days) to an increment over some predetermined interest rate index. Common utilized indices include the three-month Treasury bill rate, the 180-day Treasury bill rate, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a bank, the commercial paper rates, or the longer-term rates on U.S. Treasury securities.


    ---------------------------------------------------------------------------
    FIXED RATE CORPORATE DEBT OBLIGATIONS

    The Fund will also invest in fixed rate securities. Fixed rate securities tend to exhibit more price volatility during times of rising or falling interest rates than securities with floating rates of interest. This is because floating rate securities, as described above, behave like short-term instruments in that the rate of interest they pay is subject to periodic adjustments based on a designated interest rate index. Fixed rate securities pay a fixed rate of interest and are more sensitive to fluctuating interest rates. In periods of rising interest rates the value of a fixed rate security is likely to fall. Fixed rate securities with short-term characteristics are not subject to the same price volatility as fixed rate securities without such characteristics. Therefore, they behave more like floating rate securities with respect to price volatility.


    ---------------------------------------------------------------------------
    PARTICIPATION INTERESTS

    The Fund may acquire participation interests in senior, fully secured floating rate loans that are made primarily to U.S. companies. The Fund's investments in participation interests are subject to its limitation on investments in illiquid securities. The Fund may purchase only those participation interests that mature in one year or less, or, if maturing in more than one year, have a floating rate that is automatically adjusted at least once each year according to a specified rate for such investments, such as a published interest rate or interest rate index. Participation interests are primarily dependent upon the creditworthiness of the borrower for payment of interest and principal. Such borrowers may have difficulty making payments and may have senior securities rated as low as C by Moody's, or D by Standard & Poor's.


    ---------------------------------------------------------------------------
    OPTIONS TRANSACTIONS

    PURCHASES OF PUT AND CALL OPTIONS. The Fund may purchase put and call options. These transactions will be undertaken only for the purpose of reducing risk to the Fund; that is, for "hedging" purposes. These transactions may include the purchase of put and call options on equity securities, on stock indices, on interest rate indices, or on foreign currencies. Options on futures contracts are discussed below under "Futures and Options on Futures."

    A put option on a security gives the purchaser of the option the right (but not the obligation) to sell, and the writer of the option the obligation to buy, the underlying security at a stated price (the "exercise price") at any time before the option expires. A call option on a security gives the purchaser the right (but not the obligation) to buy, and the writer the obligation to sell, the underlying security at the exercise price at any time before the option expires. The purchase price for a put or call option is the "premium" paid by the purchaser for the right to sell or buy.

    Options on indices are similar to options on securities except that, rather than the right to take or make delivery of a specific security at a stated price, an option on an index gives the holder the right to receive, upon exercise of the option, a defined amount of cash if the closing value of the index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

    The Fund will not invest more than 5% of the value of its total assets in purchased options, provided that options which are "in the money" at the time of purchase may be excluded from this 5% limitation. A call option is "in the money" if the exercise price is lower than the current market price of the underlying security or index, and a put option is "in the money" if the exercise price is higher than the current market price. The Fund's loss exposure in purchasing an option is limited to the sum of the premium paid and the commission or other transaction expenses associated with acquiring the option.

    The use of purchased put and call options involves certain risks. These include the risk of an imperfect correlation between market prices of securities held by the Fund and the prices of options, and the risk of limited liquidity in the event that the Fund seeks to close out an option's position before expiration by entering into an offsetting transaction.

    WRITING OF CALL OPTIONS. The Fund may write (sell) covered call options on up to 25% of its net assets. These transactions would be undertaken principally to produce additional income. These transactions may include the writing of covered call options on equity securities or on foreign currencies which the Fund owns or has the right to acquire or on interest rate indices.

    When the Fund sells a covered call option, it is paid a premium by the purchaser. If the market price of the security covered by the option does not increase above the exercise price before the option expires, the option generally will expire without being exercised, and the Fund will retain both the premium paid for the option and the security. If the market price of the security covered by the option does increase above the exercise price before the option expires, however, the option is likely to be exercised by the purchaser. In that case the Fund will be required to sell the security at the exercise price, and it will not realize the benefit of increases in the market price of the security above the exercise price of the option.

    The Fund also may write call options on stock indices the movements of which generally correlate with those of the respective Fund's portfolio holdings. These transactions, which would be undertaken principally to produce additional income, entail the risk of an imperfect correlation between movements of the index covered by the option and movements in the price of the Fund's portfolio securities.


    ---------------------------------------------------------------------------
    FUTURES AND OPTIONS ON FUTURES

    The Fund may engage in futures transactions and purchase options on futures. These transactions may include the purchase of stock index futures and options on stock index futures, and the purchase of interest rate futures and options on interest rate futures.

    A futures contract on a security obligates one party to purchase, and the other to sell, a specified security at a specified price on a date certain in the future. A futures contract on an index obligates the seller to deliver, and entitles the purchaser to receive, an amount of cash equal to a specific dollar amount times the difference between the value of the index at the expiration date of the contract and the index value specified in the contract. The acquisition of put and call options on futures contracts will, respectively, give the Fund the right (but not the obligation), for a specified exercise price, to sell or to purchase the underlying futures contract at any time during the option period.

    The Fund may use futures contracts and options on futures in an effort to reduce investment risk against market risks and as a part of its management of foreign currency transactions.

    Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed 5% of the Fund's total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed one-third of the market value of the Fund's total assets. Futures transactions will be limited to the extent necessary to maintain the Fund's qualification as a regulated investment Company under the Code.

    Where the Fund is permitted to purchase options on futures, its potential loss is limited to the amount of the premiums paid for the options. As stated above, this amount may not exceed 5% of the Fund's total assets. Where the Fund is permitted to enter into futures contracts obligating it to purchase securities, currency or an index in the future at a specified price, the Fund could lose 100% of its net assets in connection therewith if it engaged extensively in such transactions and if the market value or index value of the subject securities, currency or index at the delivery or settlement date fell to zero for all contracts, into which a Fund was permitted to enter. When the Fund enters into futures contracts obligating it to sell securities or currencies, its potential losses are unlimited if it does not own the securities or currencies covered by the contracts and it is unable to close out of the contracts prior to the settlement date.

    Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.


    ---------------------------------------------------------------------------
    FOREIGN SECURITIES

    The Fund may invest in foreign securities, including securities not publicly traded in the United States and securities denominated in currencies other than U.S. dollars. The Fund may hold funds in bank deposits or other money market investments denominated in foreign currencies. The Fund may purchase securities issued in any country, developed or undeveloped; there are no minimum rating requirements for the foreign securities in which the Fund invests.

    Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of United States domestic issuers. These risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Foreign securities also may be subject to greater fluctuations in price than securities issued by United States corporations. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the United States.

    In addition, there may be less publicly available information about a foreign company than about a United States domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to United States domestic companies. There is also generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States. Confiscatory taxation or diplomatic developments could also affect investment in those countries. In addition, foreign branches of United States banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of United States banks and United States domestic issuers.


    ---------------------------------------------------------------------------
    FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS

    To settle transactions in foreign currencies or to protect the Fund's assets against adverse changes in foreign currency exchange rate or exchange control regulations, the Fund may enter into foreign currency transactions. Currency transactions may be conducted either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts. A forward foreign currency exchange contract is an obligation to purchase or sell an amount of a particular currency at a specific prices and on a future date agreed upon by the parties. At the time the Fund enters into a forward foreign currency exchange contract, Fund assets with a value equal to the Fund's obligation under the forward foreign currency exchange contract are segregated on the Fund's records, in accordance with the guidelines of the SEC and are maintained until the contract has been settled. The Fund will not enter into a forward foreign currency exchange contract with a term of more than six months.

    To protect against the decline of a particular foreign currency, the Fund may also enter into a forward foreign currency exchange contract to sell an amount of that currency approximating the value of all or a portion of the Fund's assets denominated in that currency. This type of short-term hedging involves significant risk due to the difficulties of predicting short-term currency market movements and precisely matching forward foreign currency exchange contract amounts and the constantly changing value of the securities involved.


    ---------------------------------------------------------------------------
    ASSET-BACKED SECURITIES

    The Fund may invest in asset-backed securities. Asset-backed securities generally constitute interests in, or obligations secured by, a pool of receivables other than mortgage loans, such as automobile loans and leases, credit card receivables, home equity loans and trade receivables. Asset-backed securities generally are issued by a private special-purpose entity. Their ratings and creditworthiness typically depend on the legal insulation of the issuer and transaction from the consequences of a sponsoring entity's bankruptcy, as well as on the credit quality of the underlying receivables and the amount and credit quality of any third-party credit enhancement supporting the underlying receivables or the asset-backed securities. Asset-backed securities and their underlying receivables generally are not issued or guaranteed by any governmental entity.


    ---------------------------------------------------------------------------
    REPURCHASE AGREEMENTS

    The Fund may enter into repurchase agreements. A repurchase agreement involves the purchase by the Fund of securities with the agreement that after a stated period of time, the original seller will buy back the same securities ("collateral") at a predetermined price or yield. Repurchase agreements involve certain risks not associated with direct investments in securities. If the original seller defaults on its obligation to repurchase as a result of its bankruptcy or otherwise, the Fund will seek to sell the collateral, which could involve costs or delays. Although collateral (which may consist of any fixed income security which is an eligible investment for the Fund entering into the repurchase agreement) will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest), the Fund would suffer a loss if the proceeds from the sale of the collateral were less than the agreed-upon repurchase price. The Sub-Adviser will monitor the creditworthiness of the firms with which the Fund enter into repurchase agreements.


    ---------------------------------------------------------------------------
    REVERSE REPURCHASE AGREEMENTS

    Although it currently does not do so, the Fund may also enter into reverse repurchase agreements. A reverse repurchase agreement is similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future, the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

    ---------------------------------------------------------------------------
    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

    The Fund may purchase securities on a when-issued or delayed delivery basis. When such a transaction is negotiated, the purchase price is fixed at the time the purchase commitment is entered, but delivery of and payment for the securities take place at a later date. The Fund will not accrue income with respect to securities purchased on a when-issued or delayed delivery basis prior to their stated delivery date. Pending delivery of the securities, the Fund will maintain in a segregated account cash or liquid high-grade securities in an amount sufficient to meet its purchase commitments.

    The purchase of securities on a when-issued or delayed delivery basis exposes the Fund to risk because the securities may decrease in value prior to delivery. In addition, the Fund's purchase of securities on a when-issued or delayed delivery basis while remaining substantially fully invested could increase the amount of the Fund's total assets that are subject to market risk, resulting in increased sensitivity of net asset value to changes in market prices. However, the Fund will engage in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objectives, and not for the purpose of investment leverage. A seller's failure to deliver securities to the Fund could prevent the Fund from realizing a price or yield considered to be advantageous.


    ---------------------------------------------------------------------------
    PAYMENT-IN-KIND DEBENTURES

    The Fund may invest in debentures the interest on which may be paid in other securities rather than cash ("PIKs"). Typically, during a specified term prior to the debenture's maturity, the issuer of a PIK may provide for the option or the obligation to make interest payments in debentures, common stock or other instruments (i.e. "in kind" rather than in cash). The type of instrument in which interest may or will be paid would be known by the Fund at the time of investment. While PIKs generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by the Code.


    ---------------------------------------------------------------------------
    ZERO COUPON OBLIGATIONS

    The Fund may invest in zero-coupon fixed-income securities. Zero-coupon securities pay no cash income to their holders until they mature and are issued at substantial discounts from their value at maturity. When held to maturity, their entire return comes from the difference between their purchase price and their maturity value. Because interest on zero-coupon, securities is not paid on a current basis, the values of securities of this type are subject to greater fluctuations than are the value of securities that distribute income regularly and may be more speculative than such securities. Accordingly, the values of these securities may be highly volatile as interest rates rise or fall.


    ---------------------------------------------------------------------------
    LENDING OF PORTFOLIO SECURITIES

    In order to generate additional income, the Fund may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Fund will only enter into loan arrangements with broker-dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Board of Directors. In these loan arrangements, the Fund will receive collateral in the form of cash, United States Government securities or other high-grade debt obligations equal to at least 100% of the value of the securities loaned. Collateral is marked to market daily. The Fund will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees (including fees to an affiliate of the Adviser) in connection with these loans which, in the case of U.S. Bank Trust National Association, are 40% of the Funds' income from such securities lending transactions.


    ---------------------------------------------------------------------------
    PORTFOLIO TRANSACTIONS

    Portfolio transactions in the over-the-counter market will be effected with market makers or issuers, unless better overall price and execution are available through a brokerage transaction. It is anticipated that most portfolio transactions involving debt securities will be executed on a principal basis. Also, with respect to the placement of portfolio transactions with securities firms, subject to the overall policy to seek to place portfolio transactions as efficiently as possible and at the best price, research services and placement of orders by securities firms for the Fund's shares may be taken into account as a factor in placing portfolio transactions for the Fund.


    ---------------------------------------------------------------------------
    PORTFOLIO TURNOVER

    The Fund may trade or dispose of portfolio securities as considered necessary to meet its investment objective. Because the Fund will actively use trading to benefit from short term yield disparities among different issues of fixed-income securities or otherwise to increase its income, the Fund may be subject to a greater degree of portfolio turnover than might be expected from funds which invest substantially all of their assets on a long-term basis. The Fund cannot accurately predict its portfolio turnover rate, but it is anticipated that its annual turnover rate generally will not exceed 200%. Higher portfolio turnover rates (100% or more) generally result in higher transaction costs and could result in additional tax consequences to the Fund's shareholders.


    ---------------------------------------------------------------------------
    INVESTMENT RESTRICTIONS

    The fundamental and nonfundamental investment restrictions of the Fund are set forth in full in the Statement of Additional Information. The fundamental restrictions include the following:

    * The Fund will not borrow money directly or through reverse repurchase agreements or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of those assets to secure such borrowings.

    * The Fund will not lend any of its assets, except portfolio securities up to one-third of the Fund's total assets.

    * The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933, as amended, in connection with the sale of restricted securities which the Fund may purchase consistent with its investment objectives.

    A fundamental policy or restriction, including those stated above, cannot be changed without an affirmative vote of the holders of a "majority" of the outstanding shares of the applicable Fund, as defined in the 1940 Act.

    As a nonfundamental policy, the Fund will not invest more than 15% of its net assets in all forms of illiquid investments, as determined pursuant to applicable Securities and Exchange Commission rules and interpretations.
    Section 4(2) commercial paper and Rule 144A securities may be determined to be "liquid" under guidelines adopted by the Board of Directors. Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

 INFORMATION CONCERNING
 COMPENSATION PAID TO
 U.S. BANK NATIONAL
 ASSOCIATION, U.S. BANK
 TRUST NATIONAL ASSOCIATION
 AND OTHER AFFILIATES

    U.S. Bank National Association, U.S. Bank Trust National Association and other affiliates of U.S. Bancorp may act as a fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 ("ERISA") and other trust and agency accounts that invest in the Fund. These U.S. Bancorp affiliates may receive compensation from the Fund for the services they provide to the Fund, as described more fully in the following sections of this Prospectus:

     Investment advisory services -- see "Management- Investment Adviser"

     Custodian services -- see "Management-
     Custodian"

     Sub-administration services -- see "Management- Administrator"

     Transfer Agent Services -- see "Management-Transfer Agent"

     Shareholder servicing -- see "Distributor"

     Securities lending -- see "Special Investment Methods-Lending of Portfolio Securities"

FIRST AMERICAN INVESTMENT FUNDS, INC.
Oaks, Pennsylvania 19456

Investment Adviser
U.S. BANK NATIONAL ASSOCIATION
601 Second Avenue South
Minneapolis, Minnesota 55402

Custodian
U.S. BANK TRUST NATIONAL ASSOCIATION
180 East Fifth Street
St. Paul, Minnesota 55101

Distributor
SEI INVESTMENTS DISTRIBUTION CO.
Oaks, Pennsylvania 19456

Administrator
SEI INVESTMENTS MANAGEMENT CORPORATION
Oaks, Pennsylvania 19456

Transfer Agent
DST SYSTEMS, INC.
330 West Ninth Street
Kansas City, Missouri 64105

Independent Auditors
KPMG PEAT MARWICK LLP
90 South Seventh Street
Minneapolis, Minnesota 55402

Counsel
DORSEY & WHITNEY LLP
220 South Sixth Street
Minneapolis, Minnesota 55402



FAIF-1001 (7/98) R

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION AND AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.


                      , 1998


CLASS Y SHARES

Strategic Income Fund


                 FIRST AMERICAN
                             INVESTMENT FUNDS, INC.

                 PROSPECTUS

                    Subject to Completion -- April 15, 1998

          [LOGO]
          FIRST AMERICAN
               THE POWER OF DISCIPLINED INVESTING (R)

            TABLE OF CONTENTS


Summary                                   2
 ............................................
Fees and Expenses                         3
 ............................................
The Fund                                  5
 ............................................
Investment Objectives and Policies        5
 ............................................
Management                                8
 ............................................
Distributor                              11
 ............................................
Purchases and Redemption of Shares       11
 ............................................
Federal Income Taxes                     14
 ............................................
Fund Shares                              14
 ............................................
Calculation of Performance Data          15
 ............................................
Special Investment Methods               15
 ............................................
Information Concerning Compensation Paid
to U.S. Bank National Association, U.S. Bank
Trust National Association and
Other Affiliates                         24
 ............................................

FIRST AMERICAN INVESTMENT FUNDS, INC.

 CLASS Y SHARES PROSPECTUS

    The shares described in this Prospectus represent interests in First American Investment Funds, Inc., which consists of mutual funds with several different investment portfolios and objectives. This Prospectus relates to the Class Y Shares of the following fund (the "Fund"):

    *   STRATEGIC INCOME FUND

    SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, INCLUDING U.S. BANK NATIONAL ASSOCIATION AND ANY OF ITS AFFILIATES, NOR ARE THEY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, DUE TO FLUCTUATIONS IN EACH FUND'S NET ASSET VALUE.

    This Prospectus concisely sets forth information about the Fund that a prospective investor should know before investing. It should be read and retained for future reference.

    A Statement of Additional Information dated ___________, 1998 for the Funds has been filed with the Securities and Exchange Commission ("SEC") and is incorporated in its entirety by reference in this Prospectus. To obtain copies of the Statement of Additional Information at no charge, or to obtain other information or make inquiries about the Funds, call (800) 637-2548 or write SEI Investments Distribution Co., Oaks, Pennsylvania 19456. The SEC maintains a World Wide Web site that contains reports and information regarding issuers that file electronically with the SEC. The address of such site is "http://www.sec.gov."


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    The Date of this Prospectus is ________, 1998.

 SUMMARY

    First American Investment Funds, Inc. ("FAIF") is an open-end investment company which offers shares in several different mutual funds. This Prospectus provides information with respect to the Class A and Class B Shares of the following Fund:

    STRATEGIC INCOME FUND has an objective of providing a high level of current income. The Fund invests in U.S. government securities, investment and non-investment grade fixed-income securities issued by foreign governments and companies, and non-investment grade fixed income securities issued by U.S. issuers. Under normal market conditions, the Fund's assets will be invested in each of these three sectors, with no more than 50% invested in any one sector.

    INVESTMENT ADVISER AND SUB-ADVISER. U.S. Bank National Association (the "Adviser" or "U.S. Bank") serves as investment adviser to the Fund through its First American Asset Management group. Federated Investment Counseling and Federated Global Research Corp. (the "Sub-Advisers"and individually a "Sub-Adviser") serve as the sub-advisers to the Fund. See "Management."

    DISTRIBUTOR; ADMINISTRATOR. SEI Investments Distribution Co. (the "Distributor") serves as the distributor of the Fund's shares. SEI Investments Management Corporation (the "Administrator") serves as the administrator of the Fund. See "Management" and "Distributor."

    ELIGIBLE INVESTORS; OFFERING PRICES. Class Y Shares are offered through banks and certain other institutions for the investment of their own funds and funds for which they act in a fiduciary, agency or custodial capacity. Class Y Shares are sold at net asset value without any front-end or deferred sales charges. See "Purchases and Redemptions of Shares."

    EXCHANGES. Shares of the Fund may be exchanged for the same class of shares of other funds in the First American family of funds at the shares' respective net asset values with no additional charge. See "Investing in the Fund -- Exchange Privilege."

    REDEMPTIONS. Shares of the Fund may be redeemed at any time at their net asset value next determined after receipt of a redemption request by the Fund's transfer agent, with no additional charge. See "Purchases and Redemptions of Shares."

    RISKS TO CONSIDER. The Fund is subject to (i) interest rate risk (the risk that increases in market interest rates will cause declines in the value of debt securities held by the Fund); (ii) credit risk (the risk that the issuers of debt securities held by the Fund default in making required payments); (iii) call or prepayment risk (the risk that a borrower may exercise the right to prepay a debt obligation before its stated maturity, requiring the Fund to reinvest the prepayment at a lower interest rate); and
    (iv) the risks associated with investing in foreign securities. In addition, the Fund, which may invest in mortgage-backed securities, is subject to certain additional risks associated with investing in securities representing interests in, or secured by, pools of residential mortgage loans. The Fund also may, in order to attempt to reduce risk, invest in exchange traded interest rate futures contracts, interest rate index futures contracts and put and call options on interest rate futures contracts and on interest rate indices. See "Investment Objectives and Policies -- Risks to Consider" and "Special Investment Methods."

    SHAREHOLDER INQUIRIES. Any questions or communications regarding the Fund or a shareholder account should be directed to the Distributor by calling (800) 637-2548, or to the financial institution which holds shares on an investor's behalf.

 FEES AND EXPENSES

    ---------------------------------------------------------------------------
    CLASS Y SHARE FEES AND EXPENSES

                                                                      STRATEGIC
                                                                         INCOME
                                                                           FUND
================================================================================
 SHAREHOLDER TRANSACTION EXPENSES
 Maximum sales load imposed on purchases
 (as a percentage of offering price)                                       None
 Maximum sales load imposed on reinvested dividends                        None
 Deferred sales load                                                       None
 Redemption fees                                                           None
 Exchange fees                                                             None
================================================================================
 ANNUAL FUND OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
 Investment advisory fees (after voluntary fee waivers)                    0.70%
 Rule 12b-1 fees                                                           None
 Other expenses                                                            0.20%
 Total fund operating expenses
 (after voluntary fee waivers)                                             0.90%
================================================================================
 EXAMPLE(1)

 YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT, ASSUMING (I) THE MAXIMUM APPLICABLE SALES CHARGE FOR THE FUND; (II) A 5% ANNUAL RETURN; AND
 (III) REDEMPTION AT THE END OF EACH TIME PERIOD:

  1 year                                                                  $   9
  3 years                                                                 $  29

(1) THE DOLLAR AMOUNTS FOR THE 1 AND 3 YEAR PERIODS FOR THE FUND WOULD BE $9 AND $29.

    ---------------------------------------------------------------------------
    INFORMATION CONCERNING FEES AND EXPENSES

    The purpose of the preceding tables is to assist the investor in understanding the various costs and expenses that an investor in the Fund may bear directly or indirectly. THE EXAMPLES CONTAINED IN THE TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

 THE FUND

    FAIF is an open-end management investment company which offers shares in several different mutual funds (collectively, the "FAIF Funds"), each of which evidences an interest in a separate and distinct investment portfolio. Shareholders may purchase shares in each FAIF Fund through three separate classes (Class A, Class B and Class Y) which provide for variations in distribution costs, shareholder servicing fees, voting rights and dividends. Except for these differences among classes, each share of each FAIF Fund represents an undivided proportionate interest in that Fund. FAIF is incorporated under the laws of the State of Maryland, and its principal offices are located at Oaks, Pennsylvania 19456.

    This Prospectus relates to the Class Y Shares of the Fund named on the cover hereof. Information regarding the Class A and Class B Shares of this Fund and regarding the Class A, Class B and Class Y Shares of the other FAIF Funds is contained in separate prospectuses that may be obtained from FAIF's Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456, or by calling (800) 637-2548. The Board of Directors of FAIF may authorize additional series or classes of common stock in the future.


 INVESTMENT OBJECTIVES
 AND POLICIES

    This section describes the investment objectives and policies of the Fund. There is no assurance that any of these objectives will be achieved. The Fund's investment objectives are not fundamental and therefore may be changed without a vote of shareholders. Such changes could result in the Fund having investment objectives different from those which shareholders considered appropriate at the time of their investment in the Fund. Shareholders will receive written notification at least 30 days prior to any change in the Fund's investment objectives. The Fund is a diversified investment company, as defined in the Investment Company Act of 1940 (the "1940 Act").

    If a percentage limitation on investments by the Fund stated below or in the Statement of Additional Information is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in asset values will not be deemed to violate the limitation except in the case of the limitation on illiquid investments. The Fund, which in certain instances is limited to investing in securities with specified ratings, is not required to sell a security if its rating is reduced or discontinued after purchase, but the Fund may consider doing so. Descriptions of the rating categories of Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's") are contained in the Statement of Additional Information.

    This section also contains information concerning certain investment risks borne by Fund shareholders under the heading "-- Risks to Consider." Further information concerning the securities in which the Fund may invest and related matters is set forth under "Special Investment Methods."


    ---------------------------------------------------------------------------
    STRATEGIC INCOME FUND

    OBJECTIVE. Strategic Income Fund has an investment objective to provide a high level of current income.

    INVESTMENT POLICIES. Under normal market conditions, Strategic Income Fund invests in U.S. government securities, investment and non-investment grade fixed income securities issued by governments and companies, both domestic and foreign, which in the opinion of the Adviser, do not subject the Fund to unreasonable investment risk. Under normal market conditions, the Fund's assets will be invested in each of these three sectors, with no more than 50% invested in any one sector. However, the Fund may from time to time invest up to 100% of its total assets in any one sector, if, in the judgment of the Adviser, the Fund has the opportunity to seek its investment objective without undue risk to principal.

    There will be no limit to the weighted average maturity of the Fund. It will generally be of longer duration. Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with longer durations generally have more volatile prices than securities of comparable quality with shorter durations.

    The Fund's permitted investments include notes, bonds and discount notes of United States government agencies and instrumentalities; domestic or foreign issues of corporate debt obligations having floating rates of interest or fixed rates of interests (including participation interests, and convertible securities). Such corporate debt obligations may include obligations rated BB or lower by Standard & Poor's or Ba or lower by Moody's, or an equivalent rating by a nationally recognized statistical rating organization (commonly referred to as "junk bonds") or unrated but deemed of comparable quality by the Sub-Adviser. There are no minimum rating requirements for these investments by the Fund. The Fund may also invest in mortgage-backed securities (government and non-government), asset-backed securities, zero coupon, pay-in-kind and delayed interest securities issued by corporations. The Fund may also invest in preferred stock and in equity securities, including common stock, convertible securities and warrants issued by corporations in any industry which may be dominated in U.S. dollars or foreign currencies, although no more than 25% of the Fund's total assets, at the time of purchase, may be invested in government securities of any one foreign country.

    For temporary defensive purposes, the Fund may without limitation hold cash or invest in cash items. Cash items may include short-term obligations such as rated commercial paper and variable amount master demand notes; time and savings deposits (including certificates of deposit); bankers' acceptances; obligations of the United States Government or its agencies or instrumentalities; repurchase agreements collateralized by eligible investments; and securities of other mutual funds which invest primarily in debt securities with remaining maturities of 13 months or less (which investments also are subject to the advisory fee). Such other mutual funds include money market funds advised by the Adviser, subject to certain restrictions contained in an exemptive order issued by the Securities and Exchange Commission with respect thereto.

    In addition, the Fund may (i) enter into repurchase and reverse repurchase agreements; (ii) in order to attempt to reduce risk, purchase put and call options on equity securities, stock indices and interest rate indices; (iii) write covered call options on equity securities covering up to 25% of its net assets; (iv) purchase securities on a when-issued or delayed delivery basis; (v) engage in the lending of portfolio securities; (vi) engage in foreign currency transactions; (vii) in order to attempt to reduce risk, purchase put and call options on foreign currencies owned by the Fund;
    (viii) write covered call options on foreign currencies owned by the Fund;
    (ix) engage in mortgage dollar roll transactions; (x) invest up to 100% of its total assets in the aggregate in interest only, principal only, inverse interest or inverse floating rate mortgage-backed securities; and (xi) enter into contracts for the future purchase or delivery of securities, foreign currencies and indices, purchase or sell options on any such futures contracts and engage in related closing purchase transactions. For information about these investment methods, restrictions on their use and certain associated risks, see the related headings under "Special Investment Methods."


    ---------------------------------------------------------------------------
    RISKS TO CONSIDER

    An investment in the Fund involves certain risks. These include the following:

    INTEREST RATE RISK. Interest rate risk is the risk that the value of a fixed-rate debt security will decline due to changes in market interest rates. Because the Fund invests in fixed-rate debt securities, they are subject to interest rate risk. In general, when interest rates rise, the value of a fixed-rate debt security declines. Conversely, when interest rates decline, the value of a fixed-rate debt security generally increases. Thus, shareholders in the Fund bear the risk that increases in market interest rates will cause the value of the Fund's portfolio investments to decline.

    In general, the value of fixed-rate debt securities with longer maturities is more sensitive to changes in market interest rates than the value of such securities with shorter maturities. Thus, the net asset value of the Fund, which invests in securities with longer weighted average maturities, should be expected to have greater volatility in periods of changing market interest rates than that of a fund which invests in securities with shorter weighted average maturities. As described below under "Special Investment Methods -- Mortgage-Backed Securities," it is more difficult to generalize about the effect of changes in market interest rates on the values of mortgage-backed securities.

    Although the Adviser and Sub-Advisers may engage in transactions intended to hedge the value of the Fund's portfolio against changes in market interest rates, there is no assurance that such hedging transactions will be undertaken or will fulfill their purpose. See "Special Investment Methods -- Options Transactions."

    CREDIT RISK; RISKS OF LOWER RATED DEBT SECURITIES. Credit risk is the risk that the issuer of a debt security will fail to make payments on the security when due. Because the Fund invests in debt securities, they are subject to credit risk.

    Securities issued or guaranteed by the United States Government generally are viewed as carrying minimal credit risk. Securities issued by governmental entities but not backed by the full faith and credit of the United States, and securities issued by private entities, are subject to higher levels of credit risk.

    From time to time, a significant portion of the Fund's portfolio may consist primarily of lower-rated (i.e., rated Ba or lower by Moody's or BB or lower by Standard & Poor's) corporate debt obligations, which are commonly referred to as "junk bonds." Lower-rated securities will usually offer higher yields than higher-rated securities. However, there is more risk associated with these investments. (For example, securities rated in the lowest category have been unable to satisfy their obligations under the bond indenture.) These lower-rated bonds may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower-rated bonds are regarded as predominantly speculative with regard to each issuer's continuing ability to make principal and interest payments. In addition, the secondary trading market for lower-rated bonds may be less liquid than the market for investment grade bonds. As a result of these factors, lower-rated securities tend to have more price volatility and carry more risk to principal than higher-rated securities. The Adviser and Sub-Advisers will endeavor to limit these risks through diversifying the portfolio and through careful credit analysis of individual issuers. Purchasers should carefully assess the risks associated with an investment in the Fund.

    CALL RISK. Many corporate bonds may be redeemed at the option of the issuer ("called") at a specified price prior to their stated maturity date. In general, it is advantageous for a corporate issuer to call its bonds if they can be refinanced through the issuance of new bonds which bear a lower interest rate than that of the called bonds. Call risk is the risk that corporate bonds will be called during a period of declining market interest rates so that such refinancings may take place.

    If a bond held by the Fund is called during a period of declining interest rates, the Fund probably will have to reinvest the proceeds received by it at a lower interest rate than that borne by the called bond, thus resulting in a decrease in the Fund's income. To the extent that the Fund invests in callable corporate bonds, Fund shareholders bear the risk that reductions in income will result from the call of bonds. Most United States Government securities are not callable before their stated maturity, although U.S. agency securities often are.

    RISKS OF FOREIGN SECURITIES. The Fund is subject to special risks associated with investing in foreign securities and to a decline in net asset value resulting from changes in exchange rates between the United States dollar and foreign currencies. These risks are discussed under "Special Investment Methods -- Foreign Securities" elsewhere herein. Because of the special risks associated with foreign investing, the Fund may be subject to greater volatility than most mutual funds which invest primarily in domestic securities.

    OTHER. Investors also should review "Special Investment Methods" for information concerning risks associated with certain investment techniques which may be utilized by the Fund.


 MANAGEMENT

    The Board of Directors of FAIF has the primary responsibility for overseeing the overall management and electing the officers of FAIF. Subject to the overall direction and supervision of the Board of Directors, the Adviser acts as investment adviser for and manages the investment portfolios of FAIF.


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    INVESTMENT ADVISER

    U.S. Bank National Association, 601 Second Avenue South, Minneapolis, Minnesota 55402, acts as the Fund's investment adviser through its First American Asset Management group. The Adviser has acted as an investment adviser to FAIF since its inception in 1987 and has acted as investment adviser to First American Funds, Inc. since 1982 and to First American Strategy Funds, Inc. since 1996. As of September 30, 1997, the Adviser was managing accounts with an aggregate value of approximately $55 billion, including mutual fund assets of approximately $20 billion. U.S. Bancorp, 601 Second Avenue South, Minneapolis, Minnesota 55402, is the holding company for the Adviser.

    The Fund has agreed to pay the Adviser monthly fees calculated on an annual basis equal to 0.70% of its average daily net assets, out of which the Adviser pays the Sub-Advisers' fees. The Adviser may, at its option, waive any or all of its fees, or reimburse expenses, with respect to the Fund from time to time. Any such waiver or reimbursement is voluntary and may be discontinued at any time. The Adviser also may absorb or reimburse expenses of the Fund from time to time, in its discretion, while retaining the ability to be reimbursed by the Fund for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering a Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

    The Glass-Steagall Act generally prohibits banks from engaging in the business of underwriting, selling or distributing securities and from being affiliated with companies principally engaged in those activities. In addition, administrative and judicial interpretations of the Glass-Steagall Act prohibit bank holding companies and their bank and nonbank subsidiaries from organizing, sponsoring or controlling registered open-end investment companies that are continuously engaged in distributing their shares. Bank holding companies and their bank and nonbank subsidiaries may serve, however, as investment advisers to registered investment companies, subject to a number of terms and conditions.

    Although the scope of the prohibitions and limitations imposed by the Glass-Steagall Act has not been fully defined by the courts or the appropriate regulatory agencies, the Fund has received an opinion from their counsel that the Adviser is not prohibited from performing the investment advisory services described above, and that certain broker-dealers affiliated with the Adviser are not prohibited from serving as a Participating Institution as described herein. In the event of changes in federal or state statutes or regulations or judicial and administrative interpretations or decisions pertaining to permissible activities of bank holding companies and their bank and nonbank subsidiaries, the Adviser and certain affiliated broker-dealers might be prohibited from continuing these arrangements. In that event, it is expected that the Board of Directors would make other arrangements and that shareholders would not suffer adverse financial consequences.

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    SUB-ADVISERS

    Federated Investment Counseling, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779 and Federated Global Research Corp., 175 Water Street, New York, New York 10038-4965, both subsidiaries of Federated Investors, serve as Sub-Advisers to the Fund under an agreement with the Adviser (the "Sub-Advisory Agreement"). The Sub-Advisers are responsible for the investment and reinvestment of a portion of the Fund's assets and the placement of brokerage transactions in connection therewith. Federated Investment Counseling manages the Fund's investments in high yield investments, Federated Global Research Corp. manages the Fund's international investments and foreign currency transactions and the Adviser manages the Fund's investments in U.S. government and domestic investment grade securities. For their services under the Sub-Advisory Agreement, the Sub-Advisers are paid a monthly fee by the Adviser calculated on an annual basis equal to 0.40% of the first $25 million of the Fund's average daily net assets, 0.33% of the Fund's average daily net assets in excess of $25 million up to $50 million, 0.26% of the Fund's average daily net assets in excess of $50 million up to $100 million and 0.21% of the Fund's average daily net assets in excess of $100 million.

    Federated Investment Counseling, a Delaware business trust, and Federated Global Research Corp., a Delaware corporation, are each registered investment advisers under the 1940 Act. The Sub-Advisers and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. As of December 31, 1997, the Sub-Advisers and such other subsidiaries of Federated Investors rendered investment advice regarding over $ billion of assets.


    ---------------------------------------------------------------------------
    PORTFOLIO MANAGERS

    The Fund's investments in high yield securities are managed by Mark E. Durbiano. The Fund's international investments and foreign currency transactions are managed by a committee comprised of Robert M. Kowit, Michael W. Casey, Drew J. Collins and Henry A. Frantzen. The Fund's investments in U.S. government and domestic investment grade securities are managed by a committee comprised of Thomas McGlinch and Wan-Chong Kung. The backgrounds of the portfolio managers are set forth below.

    MARK E. DURBIANO is a portfolio manager of the Sub-Adviser. Mr. Durbiano joined Federated Investors, the parent company of the Sub-Advisers, in 1982 and has been a Senior Vice President of Federated Advisors, a subsidiary of Federated Investors, since January 1996. From 1988 through 1995, Mr. Durbiano was a Vice President of an affiliate of Federated Advisors. Mr. Durbiano is a Chartered Financial Analyst and received his master's degree in business administration with a concentration in Finance from the University of Pittsburgh.

    ROBERT M. KOWIT is a member of the committee which manages the Fund's international investments and foreign currency transactions. Mr. Kowit joined Federated Investors in 1995 as a Vice President. Mr. Kowit served as a Managing Partner of Copernicus Global Asset Management from January 1995 through October 1995. From 1990 to 1994, he served as Senior Vice President of International Fixed Income and Foreign Exchange for John Hancock Advisers. Mr. Kowit received his master's degree in business administration from Iona College with a concentration in finance.

    MICHAEL W. CASEY, PH.D. is a member of the committee which manages the Fund's international investments and foreign currency transactions. Dr. Casey joined Federated Investors in 1996 as an Assistant Vice President. Dr. Casey served as an International Economist and Portfolio Strategist for Maria Fiorini Ramirez Inc. from 1990 to 1996. Dr. Casey earned a doctorate degree concentrating in economics from The New School for Social Research and a master's of science from the London School of Economics.

    DREW J. COLLINS is a member of the committee which manages the Fund's international investments and foreign currency transactions.

    Mr. Collins joined Federated Investors in 1996 as a Senior Vice President. Mr. Collins served as Vice President/Portfolio Manager of international equity portfolios at Arnhold and Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/Portfolio Manager for international equities at the College Retirement Equities Fund from 1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the Wharton School of The University of Pennsylvania.

    HENRY A. FRANTZEN is a member of the committee which manages the Fund's international investments and foreign currency transactions. Mr. Frantzen joined Federated Investors in 1995 as an Executive Vice President of the Federated Advisers. Mr. Frantzen served as Chief Investment Officer of international equities at Brown Brothers Harriman & Co. from 1992 until 1995.

    THOMAS MCGLINCH is a member of the committee which manages the Fund's investments in U.S. government and domestic investment grade securities. Mr. McGlinch has over 16 years of investment industry experience. Prior to joining the Adviser in 1998, Mr. McGlinch served as a portfolio co-manager for Piper Capital Management Incorporated overseeing the management of several Piper Funds. Mr. McGlinch received his bachelor's degree in accounting from St. John's University and master's degree in business administration from the University of St. Thomas. Mr. McGlinch is a Chartered Financial Analyst.

    WAN-CHONG KUNG is a member of the committee which manages the Fund's investments in U.S. government and domestic investment grade securities. Ms. Kung has over five years of investment industry experience. Prior to joining the Adviser in 1998, Ms. Kung served as a vice president and a portfolio co-manager for Piper Capital Management Incorporated overseeing the management of several Piper Funds. Ms. Kung received her bachelor's degree in economics from the University of the Philippines and received her master's degree in business administration from the University of Minnesota. Ms. Kung is a Chartered Financial Analyst.


    ---------------------------------------------------------------------------
    CUSTODIAN

    The Custodian of the Fund's assets is U.S. Bank Trust National Association (the "Custodian"), U.S. Bank Trust Center, 180 East Fifth Street, St. Paul, Minnesota 55101. The Custodian is a subsidiary of U.S. Bancorp.

    As compensation for its services to the Fund, the Custodian is paid monthly fees calculated on an annual basis equal to 0.03% of the Fund's average daily net assets. In addition, the Custodian is reimbursed for its out-of-pocket expenses incurred while providing its services to the Fund.


    ---------------------------------------------------------------------------
    ADMINISTRATOR

    The administrator for the Fund is SEI Investments Management Corporation, Oaks, Pennsylvania 19456. The Administrator, a wholly-owned subsidiary of SEI Investments Company, provides the Fund with certain administrative services necessary to operate the Fund. These services include shareholder servicing and certain accounting and other services. The Administrator provides these services for a fee calculated at an annual rate of 0.12% of the Fund's average daily net assets, provided that to the extent that the aggregate net assets of all First American Funds exceed $8 billion, the percentage stated above is reduced to 0.105%. From time to time, the Administrator may voluntarily waive its fees or reimburse expenses with respect to the Fund. Any such waivers or reimbursements may be made at the Administrator's discretion and may be terminated at any time. U.S. Bank assists the Administrator and provides sub-administration services for the Fund. For these services, the Administrator compensates the sub-administrator at an annual rate of up to 0.05% of the Fund's average daily net assets.


    ---------------------------------------------------------------------------
    TRANSFER AGENT

    DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund. The address of the Transfer Agent is 330 West Ninth Street, Kansas City, Missouri 64105. The Transfer Agent is not affiliated with the Distributor, the Administrator or the Adviser.


 DISTRIBUTOR

    SEI Investments Distribution Co. is the principal distributor for shares of the Fund and of the other FAIF Funds. The Distributor is a Pennsylvania corporation and is the principal distributor for a number of investment companies. The Distributor, which is not affiliated with the Adviser, is a wholly-owned subsidiary of SEI Investments Company and is located at Oaks, Pennsylvania 19456.

    The Distributor, the Administrator and the Adviser may in their discretion use their own assets to pay for certain costs of distributing Fund shares. Any arrangement to pay such additional costs may be commenced or discontinued by any of these persons at any time. In addition, the Distributor and the Adviser and its affiliates may provide compensation from their own resources for shareholder services provided by third parties, including "one-stop" mutual fund networks through which the Fund is made available.


 PURCHASES AND REDEMPTIONS
 OF SHARES

    ---------------------------------------------------------------------------
    SHARE PURCHASES AND REDEMPTIONS

    Shares of the Fund are sold and redeemed on days on which both the New York Stock Exchange and federally-chartered banks are open for business ("Business Days").

    Payment for shares can be made only by wire transfer. All information needed will be taken over the telephone and the order will be considered placed when the Custodian receives payment by wire. Federal funds should be wired as follows: U.S. Bank National Association, Minneapolis, Minnesota, ABA Number 091000022; For Credit to: DST Systems, Inc.: Account Number 160234580266; For Further Credit To: (Investor Name and Fund Name). Shares cannot be purchased by Federal Reserve wire on days on which the New York Stock Exchange is closed or federally-chartered banks are closed. Purchase orders will be effective and eligible to receive dividends declared the same day if the Transfer Agent receives an order before 3:00 p.m. Central time and the Custodian receives federal funds before the close of business that day. Otherwise, the purchase order will be effective the next Business Day. The Fund reserves the right to reject a purchase order.

    The Fund is required to redeem for cash all full and fractional shares of the Fund. Redemption requests may be made any time before 3:00 p.m. Central time in order to receive that day's redemption price. For redemption requests received before 3:00 p.m. Central time, payment will ordinarily be made the next business day by transfer of federal funds, but payment may be made up to 7 days after the request.


    ---------------------------------------------------------------------------
    WHAT SHARES COST

    Class Y Shares of the Fund are sold and redeemed at net asset value. The net asset value per share is determined as of the close of normal trading on the New York Stock Exchange (3:00 p.m. Central time) on each Business Day, provided that net asset value need not be determined on days when no Fund shares are tendered for redemption and no order for that Fund's shares is received and on days on which changes in the value of portfolio securities will not materially affect the current net asset value of the Fund's shares. The price per share for purchases or redemptions is such value next computed after the Transfer Agent receives the purchase order or redemption request. In the case of redemptions and repurchases of shares owned by corporations, trusts or estates, the Transfer Agent may require additional documents to evidence appropriate authority in order to effect the redemption, and the applicable price will be that next determined following the receipt of the required documentation.

    DETERMINING NET ASSET VALUE. The net asset value per share for the Fund is determined by dividing the value of the securities owned by the Fund plus any cash and other assets (including interest accrued and dividends declared but not collected), less all liabilities, by the number of Fund shares outstanding. For the purpose of determining the aggregate net assets of the Fund, cash and receivables will be valued at their face amounts. Interest will be recorded as accrued and dividends will be recorded on the ex-dividend date. Security valuations are furnished by an independent pricing service that has been approved by the Board of Directors. Securities listed on a securities exchange or an automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the last quoted sale price on the principal exchange on which they are traded on the valuation date, or, if there is no such reported sale on the valuation date, at the most recently quoted bid price.

    Debt obligations with remaining maturities in excess of sixty days are valued at the most recently quoted bid price. For such debt obligations the pricing service may employ methods that utilize actual market transactions, broker-dealer valuations, or other electronic data processing techniques. These techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at security valuations. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost which approximates market value. If a security price cannot be obtained from an independent pricing service a bid price may be obtained from an independent broker who makes a market in the security.

    Foreign securities owned by the Fund are valued at the closing prices on the principal exchange on which they trade.

    If the value for a security cannot be obtained from the sources described above, the security's value may be determined pursuant to the fair value procedures established by the Board of Directors.

    Financial futures are valued at the settlement price established each day by the board of exchange on which they are traded. Portfolio securities underlying actively traded options are valued at their market price as determined above. The current market value of any exchange traded options held or written by the Fund, are valued at the closing bid price for a long position or the closing ask price for a short position.

    Foreign currency forward contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's exchange rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by the Reuters system.

    Although the methodology and procedures for determining net asset value are identical for all classes of shares, the net asset value per share of different classes of shares of the same Fund may differ because of distribution and/or shareholder servicing expenses charged to Class A and Class B Shares.

    FOREIGN SECURITIES. Any assets or liabilities of the Fund initially expressed in terms of foreign currencies are translated into United States dollars using current exchange rates. Trading in securities on foreign markets may be completed before the close of business on each business day of the Fund. Thus, the calculation of the Fund's net asset value may not take place contemporaneously with the determination of the prices of foreign securities held in the Fund's portfolios. In addition, trading in securities on foreign markets may not take place on all days on which the New York Stock Exchange is open for business or may take place on days on which the New York Stock Exchange is not open for business. Therefore, the net asset value of the Fund which holds foreign securities might be significantly affected on days when an investor has no access to the Fund.


    ---------------------------------------------------------------------------
    EXCHANGING SECURITIES FOR FUND SHARES

    The Fund may accept securities in exchange for Fund shares. The Fund will allow such exchanges only upon the prior approval by the Fund and a determination by the Fund and the Adviser or Sub-Advisers that the securities to be exchanged are acceptable. Securities accepted by the Fund will be valued in the same manner that a Fund values its assets. The basis of the exchange will depend upon the net asset value of Fund shares on the day the securities are valued.


    ---------------------------------------------------------------------------
    CERTIFICATES AND CONFIRMATIONS

    The Transfer Agent maintains a share account for each shareholder. Share certificates will not be issued by the Fund.

    Confirmations of each purchase and redemption are sent to each shareholder. In addition, monthly confirmations are sent to report all transactions and dividends paid during that month for the Fund.


    ---------------------------------------------------------------------------
    DIVIDENDS AND DISTRIBUTIONS

    Dividends with respect to the Fund are declared and paid monthly to all shareholders of record on the record date.

    Distributions of any net realized long-term capital gains will be made at least once every 12 months. Dividends and distributions are automatically reinvested in additional shares of the Fund paying the dividend on payment dates at the ex-dividend date net asset value without a sales charge, unless shareholders request cash payments on the new account form or by writing to the Fund.

    All shareholders on the record date are entitled to the dividend. If shares are purchased before a record date for a dividend or a distribution of capital gains, a shareholder will pay the full price for the shares and will receive some portion of the purchase price back as a taxable dividend or distribution (to the extent, if any, that the dividend or distribution is otherwise taxable to holders of Fund shares). If shares are redeemed or exchanged before the record date for a dividend or distribution or are purchased after the record date, those shares are not entitled to the dividend or distribution.

    The amount of dividends payable on Class Y Shares generally will be more than the dividends payable on Class A and Class B Shares because of distribution and/or shareholder servicing expenses charged to Class A and Class B Shares.


    ---------------------------------------------------------------------------
    EXCHANGE PRIVILEGE

    Shareholders may exchange Class Y Shares of the Fund for currently available Class Y Shares of the other FAIF Funds or of other funds in the First American family of funds at net asset value. Exchanges of shares among the First American family of funds must meet any applicable minimum investment of the fund for which shares are being exchanged.

    The ability to exchange shares of the Fund does not constitute an offering or recommendation of shares of one fund by another fund. This privilege is available to shareholders resident in any state in which the fund shares being acquired may be sold. An investor who is considering acquiring shares in another First American fund pursuant to the exchange privilege should obtain and carefully read a prospectus of the fund to be acquired. Exchanges may be accomplished by a written request, or by telephone if a preauthorized exchange authorization is on file with the Transfer Agent, shareholder servicing agent, or financial institution. Neither the Transfer Agent nor the Fund will be responsible for the authenticity of exchange instructions received by telephone if it reasonably believes those instructions to be genuine. The Fund and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and they may be liable for losses resulting from unauthorized or fraudulent telephone instructions if they do not employ these procedures. These procedures may include taping of telephone conversations.

    Shares of a class in which an investor is no longer eligible to participate may be exchanged for shares of a class in which that investor is eligible to participate. An example of this kind of exchange would be a situation in which Class Y Shares of a Fund held by a financial institution in a trust or agency capacity for one or more individual benefi-ciaries are exchanged for Class A Shares of that Fund and distributed to the individual beneficiaries.


 FEDERAL INCOME TAXES

    The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), during its current taxable year in order to be relieved of payment of federal income taxes on amounts of taxable income it distributes to shareholders.

    Distributions paid from the Fund's net investment income and net short-term capital gains will be taxable to shareholders as ordinary income, whether or not the shareholder elects to have such dividends automatically reinvested in additional shares. Dividends paid by the Fund will not be eligible for the 70% deduction for dividends received by corporations.

    Distributions paid from the net capital gains of each Fund and designated as capital gain dividends generally will be taxable to shareholders as long-term capital gains, regardless of the length of time for which they have held their shares in the Fund. In the case of shareholders who are individuals, estates, or trusts, the Fund will designate the portion of each capital gain dividend that must be treated as mid-term capital gain (subject to a maximum tax rate of 28%) and the portion that must be treated as long-term capital gain (subject to a maximum tax rate of 20%).

    Gain or loss realized upon the sale of shares in the Fund will be treated as capital gain or loss, provided that the shares represented a capital asset in the hands of the shareholder. For corporate shareholders, such gain or loss will be long-term gain or loss if the shares were held for more than one year. For shareholders who are individuals, estates, or trusts the gain or loss will be considered long-term (subject to a maximum tax rate of 20%) if the shareholder has held the shares for more than 18 months and mid-term (subject to a maximum tax rate of 28%) if the shareholder has held the shares for more than one year but not more than 18 months.

    The Fund is required by federal law to withhold 31% of reportable payments (including dividends, capital gain distributions, and redemptions) paid to certain shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, each investor will be asked to certify on his or her account application that the social security or taxpayer identification number provided is correct and that the investor is not subject to backup withholding for previous underreporting to the IRS.

    This is a general summary of the federal tax laws applicable to the Fund and its shareholders as of the date of this Prospectus. See the Statement of Additional Information for further details.


 FUND SHARES

    Each share of the Fund is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Fund have no preemptive or conversion rights.

    Each share of the Fund has one vote. On some issues, such as the election of directors, all shares of all FAIF Funds vote together as one series. The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of directors are able to elect all of the directors if they choose to do so. On issues affecting only the Fund or a particular class of shares, the shares of the Fund or that class will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to the Fund or to approve, disapprove or alter a distribution plan pertaining to a class of shares.

    Under the laws of the State of Maryland and FAIF's Articles of Incorporation, FAIF is not required to hold shareholder meetings unless they

    (i) are required by the 1940 Act, or (ii) are requested in writing by the holders of 25% or more of the outstanding shares of FAIF.


 CALCULATION OF
 PERFORMANCE DATA

    From time to time, the Fund may advertise information regarding its performance. The Fund may publish its "yield," its "cumulative total return," its "average annual total return" and its "distribution rate." Distribution rates may only be used in connection with sales literature and shareholder communications preceded or accompanied by a Prospectus. Each of these performance figures is based upon historical results and is not intended to indicate future performance, and, except for "distribution rate," is standardized in accordance with SEC regulations.

    "Yield" for the Fund is computed by dividing the net investment income per share (as defined in applicable SEC regulations) earned during a 30-day period (which period will be stated in the advertisement) by the maximum offering price per share on the last day of the period. Yield is an annualized figure, in that it assumes that the same level of net investment income is generated over a one year period. The yield formula annualizes net investment income by providing for semi-annual compounding.

    "Total return" is based on the overall dollar or percentage change in value of a hypothetical investment in the Fund assuming reinvestment of dividend distributions and deduction of all charges and expenses. "Cumulative total return" reflects the Fund's performance over a stated period of time. "Average annual total return" reflects the hypothetical annually compounded rate that would have produced the same cumulative total return if performance had been constant over the entire period. Because average annual returns tend to smooth out variations in the Fund's performance, they are not the same as actual year-by-year results.

    "Distribution rate" is determined by dividing the income dividends per share for a stated period by the maximum offering price per share on the last day of the period. All distribution rates published for the Fund are measures of the level of income dividends distributed during a specified period. Thus, these rates differ from yield (which measures income actually earned by the Fund) and total return (which measures actual income, plus realized and unrealized gains or losses of the Fund's investments). Consequently, distribution rates alone should not be considered complete measures of performance.

    The performance of the Class Y Shares of the Fund will normally be higher than for the Class A or Class B Shares because Class Y Shares are not subject to the sales charges and distribution and/or shareholder servicing expenses applicable to Class A and Class B Shares.

    In reports or other communications to shareholders and in advertising material, the performance of the Fund may be compared to recognized unmanaged indices or averages of the performance of similar securities and to composites of such indices and averages. Also, the performance of the Fund may be compared to that of other funds of similar size and objectives as listed in the rankings prepared by Lipper Analytical Services, Inc. or similar independent mutual fund rating services, and the Fund may include in such reports, communications and advertising material evaluations published by nationally recognized independent ranking services and publications. For further information regarding the Fund's performance, see "Fund Performance" in the Statement of Additional Information.


 SPECIAL INVESTMENT METHODS

    This section provides additional information concerning the securities in which the Fund may invest and related topics. Further information concerning these matters is contained in the Statement of Additional Information.


    ---------------------------------------------------------------------------
    U.S. GOVERNMENT SECURITIES

    The U.S. government securities in which the Fund invests are either issued or guaranteed by the U.S.

    government, its agencies or instrumentalities. The U.S. government securities in which the Fund invests principally are:

    * direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

    * notes, bonds, and discount notes issued and guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;

    * notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and

    * notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.

    The government securities in which the Fund may invest are backed in a variety of ways by the U.S. government or its agencies or instrumentalities. Some of these securities, such as Government National Mortgage Association ("GNMA") mortgage-backed securities, are backed by the full faith and credit of the U.S. government. Other securities, such as obligations of the Federal National Mortgage Association ("FNMA") or Federal Home Loan Mortgage Corporation ("FHLMC") are backed by the credit of the agency or instrumentality issuing the obligations but not the full faith and credit of the U.S. government. No assurances can be given that the U.S. government will provide financial support to these other agencies or instrumentalities because it is not obligated to do so.


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    MORTGAGE-BACKED SECURITIES

    The Fund may invest in mortgage-backed securities which are Agency Pass-Through Certificates, private pass-through securities, collateralized mortgage obligations ("CMOs"), or Real Estate Mortgage Investment Conduits ("REMICS").

    Agency Pass-Through Certificates are mortgage pass-through certificates representing undivided interests in pools of residential mortgage loans. Distribution of principal and interest on the mortgage loans underlying an Agency Pass-Through Certificate is an obligation of or guaranteed by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"). The obligation of GNMA with respect to such certificates is backed by the full faith and credit of the United States, while the obligations of FNMA and FHLMC with respect to such certificates rely solely on the assets and credit of those entities. The mortgage loans underlying GNMA certificates are partially or fully guaranteed by the Federal Housing Administration or the Veterans Administration, while the mortgage loans underlying FNMA certificates and FHLMC certificates are conventional mortgage loans which are, in some cases, insured by private mortgage insurance companies. Agency Pass-Through Certificates may be issued in a single class with respect to a given pool of mortgage loans or in multiple classes.

    Private mortgage pass-through securities ("Private Pass-Throughs") are structured similarly to GNMA, FNMA and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing. These securities usually are backed by a pool of conventional fixed rate or adjustable loans. Since Private Pass-Throughs typically are not guaranteed by an entity having the credit status of GNMA, FNMA or FHMLC, such securities generally are structured with one or more types of credit enhancement. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Funds will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

    The ratings of securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the enhancement provider. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.

    CMOs are debt obligations typically issued by a private special-purpose entity and collateralized by residential or commercial mortgage loans or Agency Pass-Through Certificates. The Fund may invest in both investment grade and non-investment grade bonds (which may be denominated in U.S. dollars or in non-U.S. currencies) and other fixed income obligations issued by domestic and foreign corporations and other private issuers. The Fund has no minimum rating requirements for these investments. Because CMOs are debt obligations of private entities, payments on CMOs generally are not obligations of or guaranteed by any governmental entity, and their ratings and creditworthiness typically depend on, among other factors, the legal insulation of the issuer and transaction from the consequences of a sponsoring entity's bankruptcy. CMOs generally are issued in multiple classes, with holders of each class entitled to receive specified portions of the principal payments and prepayments and/or of the interest payments on the underlying mortgage loans. These entitlements can be specified in a wide variety of ways, so that the payment characteristics of various classes may differ greatly from one another. Examples of the more common classes are provided in the Statement of Additional Information. The CMOs in which the Fund may invest include classes which are subordinated in right of payment to other classes.

    REMICs are offerings of multiple class real estate mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations, or segregated pools of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates of interest (the type in which the Fund primarily invests), and a single class of "residual interests." To qualify as a REMIC, substantially all the assets of the entity must be in assets directly or indirectly secured principally by real property.

    It is generally more difficult to predict the effect of changes in market interest rates on the return on mortgaged-backed securities than to predict the effect of such changes on the return of a conventional fixed-rate debt instrument, and the magnitude of such effects may be greater in some cases. The return on interest-only and principal-only mortgage-backed securities is particularly sensitive to changes in interest rates and prepayment speeds. When interest rates decline and prepayment speeds increase, the holder of an interest-only mortgage-backed security may not even recover its initial investment. Similarly, the return on an inverse floating rate CMO is likely to decline more sharply in periods of increasing interest rates than that of a fixed-rate security. For these reasons, interest-only, principal-only and inverse floating rate mortgage-backed securities generally have greater risk than more conventional classes of mortgage-backed securities.


    ---------------------------------------------------------------------------
    BANK INSTRUMENTS

    For defensive purposes and to maintain liquidity, the Fund may temporarily invest in debt obligations maturing in one year or less, including time and savings deposits, deposit notes and bankers' acceptances (including certificates of deposit) in commercial or savings banks. They also include Eurodollar Certificates of Deposit issued by foreign branches of United States or foreign banks; Eurodollar Time Deposits, which are United States dollar-denominated deposits in foreign branches of United States or foreign banks; and Yankee Certificates of Deposit, which are United States dollar-denominated certificates of deposit issued by United States branches of foreign banks and held in the United States. For a description of certain risks of investing in foreign issuers' securities, see "-- Foreign Securities" below. In each instance, the Funds may only invest in bank instruments issued by an institution which has capital, surplus and undivided profits of more than $100 million or the deposits of which are insured by the Bank Insurance Fund or the Savings Association Insurance Fund.


    ---------------------------------------------------------------------------
    FIXED INCOME OBLIGATIONS

    The Fund may invest in both investment grade and non-investment grade (lower-rated) bonds (which may be denominated in U.S. dollars or non-U.S. currencies) and other fixed-income obligations (including, but not limited to, preferred stock) issued by domestic and foreign corporations and other private issuers. There are no minimum rating requirements for these investments by the Fund. The Fund's investments may include U.S. dollar-denominated debt obligations known as "Brady Bonds," which are issued for the exchange of existing commercial bank loans for foreign entities for new obligations that are generally collateralized by zero coupon Treasury securities having the same maturity. From time to time, the Fund's portfolio may consist primarily of lower-rated (i.e., rated Ba or lower by Moody's, or BB or lower by Standard & Poor's) corporate debt obligations, which are commonly referred to as "junk bonds." Certain fixed-income obligations in which the Fund invests may involve equity characteristics. The Fund may, for example, invest in unit offerings that combine fixed-income securities and common stock equivalents such as warrants, rights and options. It is anticipated that the majority of the value attributable to the unit will relate to its fixed-income component.


    ---------------------------------------------------------------------------
    FLOATING RATE CORPORATE DEBT OBLIGATIONS

    The Fund expects to invest in floating rate corporate debt obligations, including increasing rate securities. Floating rate securities are generally offered at an initial interest rate which is at or above prevailing market rates. The interest rate paid on these securities is then reset periodically (commonly every 90 days) to an increment over some predetermined interest rate index. Common utilized indices include the three-month Treasury bill rate, the 180-day Treasury bill rate, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a bank, the commercial paper rates, or the longer-term rates on U.S. Treasury securities.


    ---------------------------------------------------------------------------
    FIXED RATE CORPORATE DEBT OBLIGATIONS

    The Fund will also invest in fixed rate securities. Fixed rate securities tend to exhibit more price volatility during times of rising or falling interest rates than securities with floating rates of interest. This is because floating rate securities, as described above, behave like short-term instruments in that the rate of interest they pay is subject to periodic adjustments based on a designated interest rate index. Fixed rate securities pay a fixed rate of interest and are more sensitive to fluctuating interest rates. In periods of rising interest rates the value of a fixed rate security is likely to fall. Fixed rate securities with short-term characteristics are not subject to the same price volatility as fixed rate securities without such characteristics. Therefore, they behave more like floating rate securities with respect to price volatility.


    ---------------------------------------------------------------------------
    PARTICIPATION INTERESTS

    The Fund may acquire participation interests in senior, fully secured floating rate loans that are made primarily to U.S. companies. The Fund's investments in participation interests are subject to its limitation on investments in illiquid securities. The Fund may purchase only those participation interests that mature in one year or less, or, if maturing in more than one year, have a floating rate that is automatically adjusted at least once each year according to a specified rate for such investments, such as a published interest rate or interest rate index. Participation interests are primarily dependent upon the creditworthiness of the borrower for payment of interest and principal. Such borrowers may have difficulty making payments and may have senior securities rated as low as C by Moody's, or D by Standard & Poor's.


    ---------------------------------------------------------------------------
    OPTIONS TRANSACTIONS

    PURCHASES OF PUT AND CALL OPTIONS. The Fund may purchase put and call options. These transactions will be undertaken only for the purpose of reducing risk to the Fund; that is, for "hedging" purposes. These transactions may include the purchase of put and call options on equity securities, on stock indices, on interest rate indices, or on foreign currencies. Options on futures contracts are discussed below under "Futures and Options on Futures."

    A put option on a security gives the purchaser of the option the right (but not the obligation) to sell, and the writer of the option the obligation to buy, the underlying security at a stated price (the "exercise price") at any time before the option expires. A call option on a security gives the purchaser the right (but not the obligation) to buy, and the writer the obligation to sell, the underlying security at the exercise price at any time before the option expires. The purchase price for a put or call option is the "premium" paid by the purchaser for the right to sell or buy.

    Options on indices are similar to options on securities except that, rather than the right to take or make delivery of a specific security at a stated price, an option on an index gives the holder the right to receive, upon exercise of the option, a defined amount of cash if the closing value of the index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

    The Fund will not invest more than 5% of the value of its total assets in purchased options, provided that options which are "in the money" at the time of purchase may be excluded from this 5% limitation. A call option is "in the money" if the exercise price is lower than the current market price of the underlying security or index, and a put option is "in the money" if the exercise price is higher than the current market price. The Fund's loss exposure in purchasing an option is limited to the sum of the premium paid and the commission or other transaction expenses associated with acquiring the option.

    The use of purchased put and call options involves certain risks. These include the risk of an imperfect correlation between market prices of securities held by the Fund and the prices of options, and the risk of limited liquidity in the event that the Fund seeks to close out an option's position before expiration by entering into an offsetting transaction.

    WRITING OF CALL OPTIONS. The Fund may write (sell) covered call options on up to 25% of its net assets. These transactions would be undertaken principally to produce additional income. These transactions may include the writing of covered call options on equity securities or on foreign currencies which the Fund owns or has the right to acquire or on interest rate indices.

    When the Fund sells a covered call option, it is paid a premium by the purchaser. If the market price of the security covered by the option does not increase above the exercise price before the option expires, the option generally will expire without being exercised, and the Fund will retain both the premium paid for the option and the security. If the market price of the security covered by the option does increase above the exercise price before the option expires, however, the option is likely to be exercised by the purchaser. In that case the Fund will be required to sell the security at the exercise price, and it will not realize the benefit of increases in the market price of the security above the exercise price of the option.

    The Fund also may write call options on stock indices the movements of which generally correlate with those of the respective Fund's portfolio holdings. These transactions, which would be undertaken principally to produce additional income, entail the risk of an imperfect correlation between movements of the index covered by the option and movements in the price of the Fund's portfolio securities.


    ---------------------------------------------------------------------------
    FUTURES AND OPTIONS ON FUTURES

    The Fund may engage in futures transactions and purchase options on futures. These transactions may include the purchase of stock index futures and options on stock index futures, and the purchase of interest rate futures and options on interest rate futures.

    A futures contract on a security obligates one party to purchase, and the other to sell, a specified security at a specified price on a date certain in the future. A futures contract on an index obligates the seller to deliver, and entitles the purchaser to receive, an amount of cash equal to a specific dollar amount times the difference between the value of the index at the expiration date of the contract and the index value specified in the contract. The acquisition of put and call options on futures contracts will, respectively, give the Fund the right (but not the obligation), for a specified exercise price, to sell or to purchase the underlying futures contract at any time during the option period.

    The Fund may use futures contracts and options on futures in an effort to reduce investment risk against market risks and as a part of its management of foreign currency transactions.

    Aggregate initial margin deposits for futures contracts, and premiums paid for related options, may not exceed 5% of the Fund's total assets, and the value of securities that are the subject of such futures and options (both for receipt and delivery) may not exceed one-third of the market value of the Fund's total assets. Futures transactions will be limited to the extent necessary to maintain the Fund's qualification as a regulated investment Company under the Code.

    Where the Fund is permitted to purchase options on futures, its potential loss is limited to the amount of the premiums paid for the options. As stated above, this amount may not exceed 5% of the Fund's total assets. Where the Fund is permitted to enter into futures contracts obligating it to purchase securities, currency or an index in the future at a specified price, the Fund could lose 100% of its net assets in connection therewith if it engaged extensively in such transactions and if the market value or index value of the subject securities, currency or index at the delivery or settlement date fell to zero for all contracts, into which a Fund was permitted to enter. When the Fund enters into futures contracts obligating it to sell securities or currencies, its potential losses are unlimited if it does not own the securities or currencies covered by the contracts and it is unable to close out of the contracts prior to the settlement date.

    Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. The Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of the Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.


    ---------------------------------------------------------------------------
    FOREIGN SECURITIES

    The Fund may invest in foreign securities, including securities not publicly traded in the United States and securities denominated in currencies other than U.S. dollars. The Fund may hold funds in bank deposits or other money market investments denominated in foreign currencies. The Fund may purchase securities issued in any country, developed or undeveloped; there are no minimum rating requirements for the foreign securities in which the Fund invests.

    Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of United States domestic issuers. These risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Foreign securities also may be subject to greater fluctuations in price than securities issued by United States corporations. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the United States.

    In addition, there may be less publicly available information about a foreign company than about a United States domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to United States domestic companies. There is also generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States. Confiscatory taxation or diplomatic developments could also affect investment in those countries. In addition, foreign branches of United States banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping standards than those applicable to domestic branches of United States banks and United States domestic issuers.


    ---------------------------------------------------------------------------
    FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS

    To settle transactions in foreign currencies or to protect the Fund's assets against adverse changes in foreign currency exchange rate or exchange control regulations, the Fund may enter into foreign currency transactions. Currency transactions may be conducted either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts. A forward foreign currency exchange contract is an obligation to purchase or sell an amount of a particular currency at a specific prices and on a future date agreed upon by the parties. At the time the Fund enters into a forward foreign currency exchange contract, Fund assets with a value equal to the Fund's obligation under the forward foreign currency exchange contract are segregated on the Fund's records, in accordance with the guidelines of the SEC and are maintained until the contract has been settled. The Fund will not enter into a forward foreign currency exchange contract with a term of more than six months.

    To protect against the decline of a particular foreign currency, the Fund may also enter into a forward foreign currency exchange contract to sell an amount of that currency approximating the value of all or a portion of the Fund's assets denominated in that currency. This type of short-term hedging involves significant risk due to the difficulties of predicting short-term currency market movements and precisely matching forward foreign currency exchange contract amounts and the constantly changing value of the securities involved.


    ---------------------------------------------------------------------------
    ASSET-BACKED SECURITIES

    The Fund may invest in asset-backed securities. Asset-backed securities generally constitute interests in, or obligations secured by, a pool of receivables other than mortgage loans, such as automobile loans and leases, credit card receivables, home equity loans and trade receivables. Asset-backed securities generally are issued by a private special-purpose entity. Their ratings and creditworthiness typically depend on the legal insulation of the issuer and transaction from the consequences of a sponsoring entity's bankruptcy, as well as on the credit quality of the underlying receivables and the amount and credit quality of any third-party credit enhancement supporting the underlying receivables or the asset-backed securities. Asset-backed securities and their underlying receivables generally are not issued or guaranteed by any governmental entity.


    ---------------------------------------------------------------------------
    REPURCHASE AGREEMENTS

    The Fund may enter into repurchase agreements. A repurchase agreement involves the purchase by the Fund of securities with the agreement that after a stated period of time, the original seller will buy back the same securities ("collateral") at a predetermined price or yield. Repurchase agreements involve certain risks not associated with direct investments in securities. If the original seller defaults on its obligation to repurchase as a result of its bankruptcy or otherwise, the Fund will seek to sell the collateral, which could involve costs or delays. Although collateral (which may consist of any fixed income security which is an eligible investment for the Fund entering into the repurchase agreement) will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest), the Fund would suffer a loss if the proceeds from the sale of the collateral were less than the agreed-upon repurchase price. The Sub-Adviser will monitor the creditworthiness of the firms with which the Fund enter into repurchase agreements.


    ---------------------------------------------------------------------------
    REVERSE REPURCHASE AGREEMENTS

    Although it currently does not do so, the Fund may also enter into reverse repurchase agreements. A reverse repurchase agreement is similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future, the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.


    ---------------------------------------------------------------------------
    WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

    The Fund may purchase securities on a when-issued or delayed delivery basis. When such a transaction is negotiated, the purchase price is fixed at the time the purchase commitment is entered, but delivery of and payment for the securities take place at a later date. The Fund will not accrue income with respect to securities purchased on a when-issued or delayed delivery basis prior to their stated delivery date. Pending delivery of the securities, the Fund will maintain in a segregated account cash or liquid high-grade securities in an amount sufficient to meet its purchase commitments.

    The purchase of securities on a when-issued or delayed delivery basis exposes the Fund to risk because the securities may decrease in value prior to delivery. In addition, the Fund's purchase of securities on a when-issued or delayed delivery basis while remaining substantially fully invested could increase the amount of the Fund's total assets that are subject to market risk, resulting in increased sensitivity of net asset value to changes in market prices. However, the Fund will engage in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objectives, and not for the purpose of investment leverage. A seller's failure to deliver securities to the Fund could prevent the Fund from realizing a price or yield considered to be advantageous.


    ---------------------------------------------------------------------------
    PAYMENT-IN-KIND DEBENTURES

    The Fund may invest in debentures the interest on which may be paid in other securities rather than cash ("PIKs"). Typically, during a specified term prior to the debenture's maturity, the issuer of a PIK may provide for the option or the obligation to make interest payments in debentures, common stock or other instruments (i.e. "in kind" rather than in cash). The type of instrument in which interest may or will be paid would be known by the Fund at the time of investment. While PIKs generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by the Code.


    ---------------------------------------------------------------------------
    ZERO COUPON OBLIGATIONS

    The Fund may invest in zero-coupon fixed-income securities. Zero-coupon securities pay no cash income to their holders until they mature and are issued at substantial discounts from their value at maturity. When held to maturity, their entire return comes from the difference between their purchase price and their maturity value. Because interest on zero-coupon, securities is not paid on a current basis, the values of securities of this type are subject to greater fluctuations than are the value of securities that distribute income regularly and may be more speculative than such securities. Accordingly, the values of these securities may be highly volatile as interest rates rise or fall.


    ---------------------------------------------------------------------------
    LENDING OF PORTFOLIO SECURITIES

    In order to generate additional income, the Fund may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Fund will only enter into loan arrangements with broker-dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Board of Directors. In these loan arrangements, the Fund will receive collateral in the form of cash, United States Government securities or other high-grade debt obligations equal to at least 100% of the value of the securities loaned. Collateral is marked to market daily. The Fund will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees (including fees to an affiliate of the Adviser) in connection with these loans which, in the case of U.S. Bank Trust National Association, are 40% of the Funds' income from such securities lending transactions.


    ---------------------------------------------------------------------------
    PORTFOLIO TRANSACTIONS

    Portfolio transactions in the over-the-counter market will be effected with market makers or issuers, unless better overall price and execution are available through a brokerage transaction. It is anticipated that most portfolio transactions involving debt securities will be executed on a principal basis. Also, with respect to the placement of portfolio transactions with securities firms, subject to the overall policy to seek to place portfolio transactions as efficiently as possible and at the best price, research services and placement of orders by securities firms for the Fund's shares may be taken into account as a factor in placing portfolio transactions for the Fund.


    ---------------------------------------------------------------------------
    PORTFOLIO TURNOVER

    The Fund may trade or dispose of portfolio securities as considered necessary to meet its investment objective. Because the Fund will actively use trading to benefit from short term yield disparities among different issues of fixed-income securities or otherwise to increase its income, the Fund may be subject to a greater degree of portfolio turnover than might be expected from funds which invest substantially all of their assets on a long-term basis. The Fund cannot accurately predict its portfolio turnover rate, but it is anticipated that its annual turnover rate generally will not exceed 200%. Higher portfolio turnover rates (100% or more) generally result in higher transaction costs and could result in additional tax consequences to the Fund's shareholders.


    ---------------------------------------------------------------------------
    INVESTMENT RESTRICTIONS

    The fundamental and nonfundamental investment restrictions of the Fund are set forth in full in the Statement of Additional Information. The fundamental restrictions include the following:

    * The Fund will not borrow money directly or through reverse repurchase agreements or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of those assets to secure such borrowings.

    * The Fund will not lend any of its assets, except portfolio securities up to one-third of the Fund's total assets.

    * The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933, as amended, in connection with the sale of restricted securities which the Fund may purchase consistent with its investment objectives.

    A fundamental policy or restriction, including those stated above, cannot be changed without an affirmative vote of the holders of a "majority" of the outstanding shares of the applicable Fund, as defined in the 1940 Act.

    As a nonfundamental policy, the Fund will not invest more than 15% of its net assets in all forms of illiquid investments, as determined pursuant to applicable Securities and Exchange Commission rules and interpretations.
    Section 4(2) commercial paper and Rule 144A securities may be determined to be "liquid" under guidelines adopted by the Board of Directors. Investing in Rule 144A securities could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.


 INFORMATION CONCERNING
 COMPENSATION PAID TO
 U.S. BANK NATIONAL
 ASSOCIATION, U.S. BANK
 TRUST NATIONAL ASSOCIATION
 AND OTHER AFFILIATES

    U.S. Bank National Association, U.S. Bank Trust National Association and other affiliates of U.S. Bancorp may act as a fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 ("ERISA") and other trust and agency accounts that invest in the Fund. These U.S. Bancorp affiliates may receive compensation from the Fund for the services they provide to the Fund, as described more fully in the following sections of this Prospectus:

     Investment advisory services -- see "Management- Investment Adviser"

     Custodian services -- see "Management-
     Custodian"

     Sub-administration services -- see "Management- Administrator"

     Shareholder servicing -- see "Distributor"

     Securities lending -- see "Special Investment Methods-Lending of Portfolio Securities"

FIRST AMERICAN INVESTMENT FUNDS, INC.
Oaks, Pennsylvania 19456

Investment Adviser
U.S. BANK NATIONAL ASSOCIATION
601 Second Avenue South
Minneapolis, Minnesota 55402

Custodian
U.S. BANK TRUST NATIONAL ASSOCIATION
180 East Fifth Street
St. Paul, Minnesota 55101

Distributor
SEI INVESTMENTS DISTRIBUTION CO.
Oaks, Pennsylvania 19456

Administrator
SEI INVESTMENTS MANAGEMENT CORPORATION
Oaks, Pennsylvania 19456

Transfer Agent
DST SYSTEMS, INC.
330 West Ninth Street
Kansas City, Missouri 64105

Independent Auditors
KPMG PEAT MARWICK LLP
90 South Seventh Street
Minneapolis, Minnesota 55402

Counsel
DORSEY & WHITNEY LLP
220 South Sixth Street
Minneapolis, Minnesota 55402



FAIF-1001 (7/98) R

                      FIRST AMERICAN INVESTMENT FUNDS, INC.

                       STATEMENT OF ADDITIONAL INFORMATION
                             DATED __________, 1998

         MID CAP GROWTH FUND                         TAX FREE FUND
         EMERGING MARKETS FUND                       MINNESOTA TAX FREE FUND
         ADJUSTABLE RATE MORTGAGE SECURITIES FUND    STRATEGIC INCOME FUND


         This Statement of Additional Information relates to the Class A and Class Y Shares of the funds named above (the "Funds"), each of which is a series of First American Investment Funds, Inc. ("FAIF"). In addition, this Statement of Additional Information relates to the Class B Shares of Mid Cap Growth Fund, Emerging Markets Fund and Strategic Income Fund. This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Funds' current Prospectuses dated __________, 1998. This Statement of Additional Information is incorporated into the Funds' Prospectuses by reference. To obtain copies of a Prospectus, write or call the Funds' distributor SEI Investments Distribution Co., Oaks, Pennsylvania 19456, telephone: (800) 637-2548. Please retain this Statement of Additional Information for future reference.

                                TABLE OF CONTENTS

GENERAL INFORMATION ...................................................   2

ADDITIONAL INFORMATION CONCERNING FUND INVESTMENTS ....................   3
   SHORT-TERM INVESTMENTS .............................................   3
   REPURCHASE AGREEMENTS ..............................................   3
   WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS ......................   4
   MORTGAGE DOLLAR ROLLS ..............................................   4
   LENDING OF PORTFOLIO SECURITIES ....................................   4
   OPTIONS TRANSACTIONS ...............................................   4
   FUTURES AND OPTIONS ON FUTURES .....................................   5
   EURODOLLAR INSTRUMENTS .............................................   6
   INTEREST RATE TRANSACTIONS .........................................   6
   FOREIGN SECURITIES .................................................   7
   FOREIGN CURRENCY TRANSACTIONS ......................................   7
   MORTGAGE-BACKED SECURITIES .........................................   8
   DERIVATIVE MUNICIPAL SECURITIES ....................................   9
   DEBT OBLIGATIONS RATED LESS THAN INVESTMENT GRADE ..................  10
   U.S. TREASURY INFLATION-PROTECTION SECURITIES ......................  11
   SPECIAL FACTORS AFFECTING MINNESOTA TAX FREE FUND ..................  12
   CFTC INFORMATION ...................................................  13

INVESTMENT RESTRICTIONS ...............................................  13

DIRECTORS AND EXECUTIVE OFFICERS ......................................  16
   DIRECTORS ..........................................................  16
   EXECUTIVE OFFICERS .................................................  16
   COMPENSATION .......................................................  18

INVESTMENT ADVISORY AND OTHER SERVICES ................................  19
   INVESTMENT ADVISORY AGREEMENT ......................................  19
   SUB-ADVISORY AGREEMENT FOR EMERGING MARKETS FUND AND
      STRATEGIC INCOME FUND ...........................................  19
   ADMINISTRATION AGREEMENT ...........................................  20
   DISTRIBUTOR AND DISTRIBUTION PLANS .................................  20
   CUSTODIAN; TRANSFER AGENT; COUNSEL; ACCOUNTANTS ....................  22

PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE ....................  22

CAPITAL STOCK .........................................................  24

NET ASSET VALUE AND PUBLIC OFFERING PRICE .............................  24

FUND PERFORMANCE ......................................................  24
   SEC STANDARDIZED PERFORMANCE FIGURES ...............................  24
   NON-STANDARD DISTRIBUTION RATES ....................................  26
   CERTAIN PERFORMANCE COMPARISONS ....................................  26

TAXATION ..............................................................  26

RATINGS ...............................................................  30
   RATINGS OF CORPORATE DEBT OBLIGATIONS AND MUNICIPAL
      BONDS ...........................................................  30
   RATINGS OF PREFERRED STOCK .........................................  32
   RATINGS OF MUNICIPAL NOTES .........................................  32
   RATINGS OF COMMERCIAL PAPER ........................................  33
   BEST'S RATING SYSTEM FOR INSURANCE COMPANIES  ......................  33


                     SUBJECT TO COMPLETION -- APRIL 15, 1998

         INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY ANY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE A PROSPECTUS.

                               GENERAL INFORMATION

            First American Investment Funds, Inc. ("FAIF") was incorporated in the State of Maryland on August 20, 1987 under the name "SECURAL Mutual Funds, Inc." The Board of Directors and shareholders, at meetings held January 10, 1991, and April 2, 1991, respectively, approved amendments to the Articles of Incorporation providing that the name "SECURAL Mutual Funds, Inc." be changed to "First American Investment Funds, Inc."

            FAIF is organized as a series fund and currently issues its shares in 30 series. Each series of shares represents a separate investment portfolio with its own investment objective and policies (in essence, a separate mutual fund). The series of FAIF to which this Statement of Additional Information relates are named on the cover hereof. These series are referred to in this Statement of Additional Information as the "Funds."

            Shareholders may purchase shares of each Fund through three separate classes, Class A, Class B (Mid Cap Growth Fund, Emerging Markets Fund and Strategic Income Fund only) and Class Y, which provide for variations in distribution costs, shareholder servicing fees, voting rights and dividends. To the extent permitted by the Investment Company Act of 1940 (the "1940 Act"), the Funds may also provide for variations in other costs among the classes although they have no present intention to do so. In addition, a sales load is imposed on the sale of Class A and Class B Shares of the Funds. Except for differences among the classes pertaining to distribution costs and shareholder servicing fees, each share of each Fund represents an equal proportionate interest in that Fund.

            FAIF has prepared and will provide Prospectuses relating to the Class A and Class Y Shares of Funds, and the Class B Shares of Mid Cap Growth Fund, Emerging Markets Fund and Strategic Income Fund. These Prospectuses can be obtained by calling or writing SEI Investments Distribution Co., at the address and telephone number set forth on the cover of this Statement of Additional Information. This Statement of Additional Information relates both to the Class A and Class B Shares Prospectuses and to the Class Y Shares Prospectuses for the Funds. It should be read in conjunction with the applicable Prospectus.

            The Articles of Incorporation and Bylaws of FAIF provide that meetings of shareholders be held as determined by the Board of Directors and as required by the 1940 Act. Maryland corporation law requires a meeting of shareholders to be held upon the written request of shareholders holding 10% or more of the voting shares of FAIF, with the cost of preparing and mailing the notice of such meeting payable by the requesting shareholders. The 1940 Act requires a shareholder vote for all amendments to fundamental investment policies and restrictions, for approval of all investment advisory contracts and amendments thereto, and for all amendments to Rule 12b-1 distribution plans.

               ADDITIONAL INFORMATION CONCERNING FUND INVESTMENTS

            The investment objectives, policies and restrictions of the Funds are set forth in their respective Prospectuses. Additional information concerning the investments which may be made by the Funds is set forth under this caption. Additional information concerning the Funds' investment restrictions is set forth below under the caption "Investment Restrictions."

SHORT-TERM INVESTMENTS

            Most of the Funds can invest in a variety of short-term instruments which are specified in the respective Prospectuses. Short-term investments and repurchase agreements may be entered into on a joint basis by the Funds and other funds advised by the Adviser to the extent permitted by Securities and Exchange Commission exemptive order relief obtained by them. A brief description of certain kinds of short-term instruments follows:

            COMMERCIAL PAPER. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return. Subject to the limitations described in the Prospectuses, the Funds may purchase commercial paper consisting of issues rated at the time of purchase within the two highest rating categories by Standard & Poor's Rating Services, a division of the McGraw-Hill Companies, Inc. ("Standard & Poor's") or Moody's Investors Service, Inc. ("Moody's"), or which have been assigned an equivalent rating by another nationally recognized statistical rating organization. The Funds also may invest in commercial paper that is not rated but that is determined by the Adviser to be of comparable quality to instruments that are so rated. For a description of the rating categories of Standard & Poor's and Moody's, see "Ratings" herein.

            BANKERS' ACCEPTANCES. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity.

            VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. The Adviser or Sub-Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand.

REPURCHASE AGREEMENTS

            The Funds may invest in repurchase agreements to the extent specified in their respective Prospectuses. The Funds' custodian will hold the securities underlying any repurchase agreement, or the securities will be part of the Federal Reserve/Treasury Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of the collateral falls below the repurchase price under the repurchase agreement (including any accrued interest), the appropriate Fund will promptly receive additional collateral (so the total collateral is an amount at least equal to the repurchase price plus accrued interest).

            In addition, Strategic Income Fund, although it currently does not do so, may engage in reverse repurchase agreement transactions. At the time the Fund enters into a reverse repurchase agreement, cash or liquid securities having a value sufficient to make payments for the securities to be repurchased will be segregated, and will be maintained throughout the period of the obligation.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

            When a Fund agrees to purchase securities on a when-issued or delayed delivery basis, the Custodian will maintain in a segregated account cash or liquid securities in an amount sufficient to meet the Fund's purchase commitments. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will set aside cash or liquid securities to satisfy its purchase commitments in the manner described above, its liquidity and the ability of the Adviser to manage it might be affected in the event its commitments to purchase when-issued or delayed delivery securities ever exceeded 25% of the value of its assets. Under normal market conditions, however, a Fund's commitments to purchase when-issued or delayed delivery securities will not exceed 25% of the value of its assets.

MORTGAGE DOLLAR ROLLS

            In connection with their ability to purchase securities on a when-issued or forward commitment basis, Strategic Income Fund may enter into mortgage "dollar rolls" in which the Fund sells securities and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. In a mortgage dollar roll, the Fund gives up the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase plus any fee income received. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls. Strategic Income Fund will hold and maintain in a segregated account until the settlement date cash or liquid securities in an amount equal to the forward purchase price. The benefits derived from the use of mortgage dollar rolls may depend on the Adviser's ability to predict correctly mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed. In addition, the use of mortgage dollar rolls by the Fund while remaining substantially fully invested increases the amount of the Fund's assets that are subject to market risk to an amount that is greater than the Fund's net asset value, which could result in increased volatility of the price of the Fund's shares.

            For financial reporting and tax purposes, mortgage dollar rolls are considered as two separate transactions: one involving the purchase of a security and a separate transactions involving a sale. The Fund does not currently intend to enter into mortgage dollar rolls that are accounted for as a financing.

LENDING OF PORTFOLIO SECURITIES

            When a Fund lends portfolio securities, it must receive 100% collateral as described in the Prospectuses. This collateral must be valued daily by the Adviser or Sub-Adviser and, if the market value of the loaned securities increases, the borrower must furnish additional collateral to the lending Fund. During the time portfolio securities are on loan, the borrower pays the lending Fund any dividends or interest paid on the securities. Loans are subject to termination by the lending Fund or the borrower at any time. While a Fund does not have the right to vote securities on loan, it would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

            U.S. Bank Trust National Association, the Funds' custodian and an affiliate of their Adviser, may act as securities lending agent for the Funds and receive separate compensation for such services, subject to compliance with conditions contained in a Securities and Exchange Commission exemptive order permitting U.S. Bank Trust to provide such services and receive such compensation.

OPTIONS TRANSACTIONS

            OPTIONS ON SECURITIES. To the extent specified in the Prospectuses, Funds may purchase put and call options on securities and may write covered call options on securities which they own or have the right to acquire. A Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, a Fund would reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. In similar fashion, a Fund may purchase call options to hedge against an increase in the price of securities that the Fund anticipates purchasing in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire unexercised.

            The writer (seller) of a call option has no control over when the underlying securities must be sold; the writer may be assigned an exercise notice at any time prior to the termination of the option. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. The writer of a call option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option on the same security as the option previously written. If a Fund was unable to effect a closing purchase transaction in a secondary market, it would not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

            OPTIONS ON STOCK INDICES. Options on stock indices are similar to options on individual stocks except that, rather than the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing value of the stock index upon which the option is based is greater than, in the case of a call, or lesser than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike stock options, all settlements for stock index options are in cash, and gain or loss depends on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements in individual stocks. The multiplier for an index option performs a function similar to the unit of trading for a stock option. It determines the total dollar value per contract of each point in the difference between the underlying stock index. A multiplier of 100 means that a one-point difference will yield $100. Options on different stock indices may have different multipliers.

            OPTIONS ON INTEREST RATE INDICES. An option on an interest rate index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing value of the interest rate index upon which the option is based is greater than, in the case of a call, or lesser than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the "multiplier"). The writer of the option is obligated, for the premium received, to make delivery of this amount. Unlike interest rate futures options contracts, settlements for interest rate index options are always in cash. Gain or loss depends on price movements in the interest rate movements with respect to specific financial instruments. As with stock index options, the multiplier for interest rate index options determines the total dollar value per contract of each point in the difference between the exercise price of an option and the current value of the underlying interest rate index. Options on different interest rate indices may have different multipliers.

FUTURES AND OPTIONS ON FUTURES

            As discussed in the Prospectuses, certain of the Funds may enter into futures contracts and may purchase options on futures contracts of various types. These investment techniques are designed primarily to hedge against anticipated future changes in market conditions or foreign exchange rates which otherwise might adversely affect the value of securities which a Fund holds or intends to purchase. The types of futures and options on futures which particular Funds may utilize are described in the applicable Prospectuses.

            At the same time a futures contract is purchased or sold, a Fund generally must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1-1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Fund would provide or receive cash that reflects any decline or increase in the contract's value. Futures transactions also involve brokerage costs and require a Fund to segregate liquid assets, such as cash, United States Government securities or other liquid high grade debt obligations, to cover its performance under such contracts.

            A Fund may lose the expected benefit of futures transactions if interest rates, securities prices or foreign exchange rates move in an unanticipated manner. Such unanticipated changes may also result in poorer overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities and foreign currencies, limiting the Fund's ability to hedge effectively against interest rate, foreign exchange rate and/or market risk and giving rise to additional risks. Because of the low margin requirements in the futures markets, they may be subject to market forces, including speculative activity, which do not affect the cash markets. There also is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

EURODOLLAR INSTRUMENTS

            Adjustable Rate Mortgage Securities Fund may make investments in Eurodollar instruments in order to attempt to reduce investment risk. Eurodollar instruments are essentially U.S. dollar denominated futures contracts or options thereon that are linked to LIBOR. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. Adjustable Rate Mortgage Securities Fund uses Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many short-term borrowings and floating rate securities are linked. Eurodollar instruments are subject to the same limitations and risks as other futures contracts and options thereon.

INTEREST RATE TRANSACTIONS

            Adjustable Rate Mortgage Securities Fund may purchase or sell interest rate caps and floors to preserve a return or spread on a particular investment or portion of its portfolio or for other non-speculative purposes. The aggregate purchase price of caps and floors held by Adjustable Rate Mortgage Securities Fund may not exceed 5% of the Fund's total assets. Adjustable Rate Mortgage Securities Fund may sell,, I.E., write, caps and floors without limitation, subject to the segregated account requirement described below. The Fund does not intend to use these transactions for speculative purposes. The purchase of an interest rate cap entitles the purchaser, to the extent a specified index exceeds a predetermined interest rate, to receive payments or interest on a contractually-based principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent a specified index falls below a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling such interest rate floor.

            Adjustable Rate Mortgage Securities Fund may enter into interest rate caps and floors on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities. To the extent the Fund sells caps and floors, it will maintain in a segregated account cash or high quality liquid securities having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of the Fund's obligations with respect to any caps or floors. Adjustable Rate Mortgage Securities Fund will not enter into any interest rate cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated at least A by Standard & Poor's or Moody's or is comparably rated by any other nationally recognized statistical rating organization. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Interest rate caps and floors are somewhat recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than many other investments.

FOREIGN SECURITIES

            As described in the applicable Prospectuses, under normal market conditions Emerging Markets Fund invests principally in foreign securities, and certain other Funds, including Strategic Income Funds, may invest lesser proportions of their assets in securities of foreign issuers which are either listed on a United States securities exchange or represented by American Depositary Receipts. In addition, Strategic Income Fund may invest proportions of their assets in foreign securities which are not publicly traded in the United States.

            Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges. Foreign markets also have different clearance and settlement procedures, and in some markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of Emerging Markets Fund or Strategic Income Fund are uninvested. In addition, settlement problems could cause Emerging Markets Fund or Strategic Income Fund to miss attractive investment opportunities or to incur losses due to an inability to sell or deliver securities in a timely fashion. In the event of a default by an issuer of foreign securities, it may be more difficult for a Fund to obtain or to enforce a judgment against the issuer.

FOREIGN CURRENCY TRANSACTIONS

            As described in the applicable Prospectuses, Emerging Markets Fund and Strategic Income Fund may engage in a variety of foreign currency transactions in connection with its investment activities. These include forward foreign currency exchange contracts, foreign currency futures, and foreign currency options.

            FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. Emerging Markets Fund and Strategic Income Fund will not enter into such forward contracts or maintain a net exposure in such contracts where the Fund would be obligated to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency. The Funds will comply with applicable Securities and Exchange Commission announcements requiring each Fund to segregate assets to cover the Fund's commitments with respect to such contracts. At the present time, these announcements generally require a Fund with a long position in a forward foreign currency contract to establish with its custodian a segregated account containing cash or liquid high grade debt securities equal to the purchase price of the contract, and require a Fund with a short position in a forward foreign currency contract to establish with its custodian a segregated account containing cash or liquid high grade debt securities that, when added to any margin deposit, equal the market value of the currency underlying the forward contract. These requirements will not apply where a forward contract is used in connection with the settlement of investment purchases or sales or where the position has been "covered" by entering into an offsetting position. The Funds generally will not enter into a forward contract with a term longer than one year.

            FOREIGN CURRENCY FUTURES TRANSACTIONS. Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and may be traded on boards of trade and commodities exchanges or directly with a dealer which makes a market in such contracts and options. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts. As part of its financial futures transactions, Emerging Markets Fund and Strategic Income Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, the Fund may be able to achieve many of the same objectives as through forward foreign currency exchange contracts more effectively and possibly at a lower cost.

            FOREIGN CURRENCY OPTIONS. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options at any time prior to expiration.

            A foreign currency call option rises in value if the underlying currency appreciates. Conversely, a foreign currency put option rises in value if the underlying currency depreciates. While purchasing a foreign currency option may protect Emerging Markets Fund and Strategic Income Fund against an adverse movement in the value of a foreign currency, it would not limit the gain which might result from a favorable movement in the value of the currency. For example, if the Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. In such an event, however, the amount of the Fund's gain would be offset in part by the premium paid for the option. Similarly, if the Fund entered into a contract to purchase a security denominated in a foreign currency and purchased a foreign currency call to hedge against a rise in the value of the currency between the date of purchase and the settlement date, the Fund would not need to exercise its call if the currency instead depreciated in value. In such a case, the Fund could acquire the amount of foreign currency needed for settlement in the spot market at a lower price than the exercise price of the option.

MORTGAGE-BACKED SECURITIES

            As described in the applicable Prospectuses, Adjustable Rate Mortgage Securities Fund and Strategic Income Fund also invest in mortgage-backed securities. Each of these Funds will invest only in mortgage-backed securities which are Agency Pass-Through Certificates, private pass-through securities or collateralized mortgage obligations ("CMOs"), as defined and described in those Prospectuses.

            Agency Pass-Through Certificates are issued or guaranteed by the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), or the Federal Home Loan Mortgage Corporation ("FHLMC"). GNMA is a wholly-owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The guarantee of GNMA with respect to GNMA certificates is backed by the full faith and credit of the United States, and GNMA is authorized to borrow from the United States Treasury in an amount which is at any time sufficient to enable GNMA, with no limitation as to amount, to perform its guarantee.

            FNMA is a federally chartered and privately owned corporation organized and existing under federal law. Although the Secretary of the Treasury of the United States has discretionary authority to lend funds to FNMA, neither the United States nor any agency thereof is obligated to finance FNMA's operations or to assist FNMA in any other manner.

            FHLMC is a federally chartered corporation organized and existing under federal law, the common stock of which is owned by the Federal Home Loan Banks. Neither the United States nor any agency thereof is obligated to finance FNMA's operations or to assist FNMA in any other manner.

            The residential mortgage loans evidenced by Agency Pass-Through Certificates, private pass-through securities and upon which CMOs are based generally are secured by first mortgages on one- to four-family residential dwellings. Such mortgage loans generally have final maturities ranging from 15 to 30 years and provide for monthly payments in amounts sufficient to amortize their original principal amounts by the maturity dates. Thus, each monthly payment on such mortgage loans generally includes both an interest component and a principal component, so that the holder of the mortgage loans receives both interest and a partial return of principal in each monthly payment. In general, such mortgage loans can be prepaid by the borrowers at any time without any prepayment penalty. In addition, many such mortgage loans contain a "due-on-sale" clause requiring the loans to be repaid in full upon the sale of the property securing the loans. Because residential mortgage loans generally provide for monthly amortization and may be prepaid in full at any time, the weighted average maturity of a pool of residential mortgage loans is likely to be substantially shorter than its stated final maturity date. The rate at which a pool of residential mortgage loans is prepaid may be influenced by many factors and is not predictable with precision.

            As stated in the applicable Prospectuses, CMOs generally are issued in multiple classes, with holders of each class entitled to receive specified portions of the principal payments and prepayments and/or of the interest payments on the underlying mortgage loans. These entitlements can be specified in a wide variety of ways, so that the payment characteristics of various classes may differ greatly from one another. For example:

            * In a sequential-pay CMO structure, one class is entitled to receive all principal payments and prepayments on the underlying mortgage loans (and interest on unpaid principal) until the principal of the class is repaid in full, while the remaining classes receive only interest; when the first class is repaid in full, a second class becomes entitled to receive all principal payments and prepayments on the underlying mortgage loans until the class is repaid in full, and so forth.

            * A planned amortization class ("PAC") of CMOs is entitled to receive principal on a stated schedule to the extent that it is available from the underlying mortgage loans, thus providing a greater (but not absolute) degree of certainty as to the schedule upon which principal will be repaid.

            * An accrual class of CMOs provides for interest to accrue and be added to principal (but not be paid currently) until specified payments have been made on prior classes, at which time the principal of the accrual class (including the accrued interest which was added to principal) and interest thereon begins to be paid from payments on the underlying mortgage loans.

            * As discussed above with respect to Agency Pass-Through Certificates, an interest-only class of CMOs entitles the holder to receive all of the interest and none of the principal on the underlying mortgage loans, while a principal-only class of CMOs entitles the holder to receive all of the principal payments and prepayments and none of the interest on the underlying mortgage loans.

            * A floating rate class of CMOs entitles the holder to receive interest at a rate which changes in the same direction and magnitude as changes in a specified index rate. An inverse floating rate class of CMOs entitles the holder to receive interest at a rate which changes in the opposite direction from, and in the same magnitude as or in a multiple of, changes in a specified index rate. Floating rate and inverse floating rate classes also may be subject to "caps" and "floors" on adjustments to the interest rates which they bear.

            * A subordinated class of CMOs is subordinated in right of payment to one or more other classes. Such a subordinated class provides some or all of the credit support for the classes that are senior to it by absorbing losses on the underlying mortgage loans before the senior classes absorb any losses. A subordinated class which is subordinated to one or more classes but senior to one or more other classes is sometimes referred to as a "mezzanine" class. A subordinated class generally carries a lower rating than the classes that are senior to it, but may still carry an investment grade rating.

DERIVATIVE MUNICIPAL SECURITIES

            Tax Free Fund and Minnesota Tax Free Fund (the "Tax Free Funds") may also acquire derivative municipal securities, which are custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain municipal securities. The underwriter of these certificates or receipts typically purchases municipal securities and deposits them in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligations. Although under the terms of a custodial receipt a Fund typically would be authorized to assert its rights directly against the issuer of the underlying obligation, the Fund could be required to assert through the custodian bank those rights as may exist against the underlying issuer. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer. In addition, in the event the trust or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, it would be subject to state income tax (but not federal income tax) on the income it earned on the underlying security, and the yield on the security paid to the fund and its shareholders would be reduced by the amount of taxes paid. Furthermore, amounts paid by the trust or custodial account to a Fund would lose their tax-exempt character and become taxable, for federal and state purposes, in the hands of the Fund and its shareholders. However, custodial receipts in which the Funds will invest will be accompanied by a tax opinion stating that interest payable on the receipts is tax exempt. If a Fund invests in custodial receipts, it is possible that a portion of the discount at which the Fund purchases the receipts might have to be accrued as taxable income during the period that the Fund holds the receipts. See "Taxation."

DEBT OBLIGATIONS RATED LESS THAN INVESTMENT GRADE

            As described in the applicable Prospectuses, certain Funds may invest include corporate debt obligations which are convertible into common stock. These convertible debt obligations may include obligations rated as low as CCC by Standard & Poor's or Caa by Moody's or which have been assigned an equivalent rating by another nationally recognized statistical rating organization or are unrated but deemed of comparable quality by the Adviser or Sub-Adviser. There are no minimum rating requirements for these investments by Strategic Income Fund. Debt obligations rated BB, B or CCC by Standard & Poor's or Ba, B or Caa by Moody's are considered to be less than "investment grade" and are sometimes referred to as "junk bonds." The limitations on investments by these Funds in less than investment grade convertible debt obligations are set forth in the applicable Prospectuses.

            Purchases of less than investment grade corporate debt obligations generally involve greater risks than purchases of higher rated obligations. Less than investment grade debt obligations are especially subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. During periods of economic downturn or rising interest rates, issuers of such obligations may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default.

            Yields on less than investment grade debt obligations will fluctuate over time. The prices of such obligations have been found to be less sensitive to interest rate changes than higher rated obligations, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of less than investment grade debt obligations.

            In addition, the secondary trading market for less than investment grade debt obligations may be less developed than the market for investment grade obligations. This may make it more difficult for a Fund to value and dispose of such obligations. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of less than investment grade obligations, especially in a thin secondary trading market.

            Certain risks also are associated with the use of credit ratings as a method for evaluating less than investment grade debt obligations. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of such obligations. In addition, credit rating agencies may not timely change credit ratings to reflect current events. Thus, the success of a Fund's use of less than investment grade convertible debt obligations may be more dependent on the Adviser's own credit analysis than is the case with investment grade obligations.

U.S. TREASURY INFLATION-PROTECTION SECURITIES

            To the extent they may invest in fixed-income securities, certain Funds, may invest in U.S. Treasury inflation-protection securities, which are issued by the United States Department of Treasury ("Treasury") with a nominal return linked to the inflation rate in prices. The index used to measure inflation is the non- seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers ("CPI-U").

            The value of the principal is adjusted for inflation, and pays interest every six months. The interest payment is equal to a fixed percentage of the inflation-adjusted value of the principal. The final payment of principal of the security will not be less than the original par amount of the security at issuance.

            The principal of the inflation-protection security is indexed to the non-seasonally adjusted CPI-U. To calculate the inflation-adjusted principal value for a particular valuation date, the value of the principal at issuance is multiplied by the index ratio applicable to that valuation date. The index ratio for any date is the ratio of the reference CPI applicable to such date to the reference CPI applicable to the original issue date. Semiannual coupon interest is determined by multiplying the inflation-adjusted principal amount by one-half of the stated rate of interest on each interest payment date.

            Inflation-adjusted principal or the original par amount, whichever is larger, is paid on the maturity date as specified in the applicable offering announcement. If at maturity the inflation-adjusted principal is less than the original principal value of the security, an additional amount is paid at maturity so that the additional amount plus the inflation-adjusted principal equals the original principal amount. Some inflation-protection securities may be stripped into principal and interest components. In the case of a stripped security, the holder of the stripped principal component would receive this additional amount. The final interest payment, however, will be based on the final inflation-adjusted principal value, not the original par amount.

            The reference CPI for the first day of any calendar month is the CPI-U for the third preceding calendar month. (For example, the reference CPI for December 1 is the CPI-U reported for September of the same year, which is released in October.) The reference CPI for any other day of the month is calculated by a linear interpolation between the reference CPI applicable to the first day of the month and the reference CPI applicable to the first day of the following month.

            Any revisions the Bureau of Labor Statistics (or successor agency) makes to any CPI-U number that has been previously released will not be used in calculations of the value of outstanding inflation-protection securities. In the case that the CPI-U for a particular month is not reported by the last day of the following month, the Treasury will announce an index number based on the last year-over-year CPI-U inflation rate available. Any calculations of the Treasury's payment obligations on the inflation-protection security that need that month's CPI-U number will be based on the index number that the Treasury has announced. If the CPI-U is rebased to a different year, the Treasury will continue to use the CPI-U series based on the base reference period in effect when the security was first issued as long as that series continues to be published. If the CPI-U is discontinued during the period the inflation-protection security is outstanding, the Treasury will, in consultation with the Bureau of Labor Statistics (or successor agency), determine an appropriate substitute index and methodology for linking the discontinued series with the new price index series. Determinations of the Secretary of the Treasury in this regard are final.

            Inflation-protection securities will be held and transferred in either of two book-entry systems: the commercial book-entry system (TRADES) and TREASURY DIRECT. The securities will be maintained and transferred at their original par amount, i.e., not at their inflation-adjusted value.

STRIPS components will be maintained and transferred in TRADES at their value based on the original par amount of the fully constituted security.

SPECIAL FACTORS AFFECTING MINNESOTA TAX FREE FUND

            As described in the Prospectuses relating to Minnesota Tax Free Fund, except during temporary defensive periods, this Fund will invest most of its total assets in Minnesota municipal obligations. This Fund therefore is susceptible to political, economic and regulatory factors affecting issuers of Minnesota municipal obligations. The following information provides only a brief summary of the complex factors affecting the financial situation in Minnesota. This information is derived from sources that are generally available to investors and is based in part on information obtained from various state and local agencies in Minnesota. It should be noted that the creditworthiness of obligations issued by local Minnesota issuers may be unrelated to the creditworthiness of obligations issued by the State of Minnesota, and that there is no obligation on the part of Minnesota to make payment on such local obligations in the event of default.

            MINNESOTA FISCAL CONDITION. Minnesota's constitutionally prescribed fiscal period is a biennium, and Minnesota operates on a biennial budget basis. Legislative appropriations for each biennium are prepared and adopted during the final legislative session of the immediately preceding biennium. Prior to each fiscal year of a biennium, Minnesota's Department of Finance allots a portion of the applicable biennial appropriation to each agency or other entity for which an appropriation has been made. An agency or other entity may not expend moneys in excess of its allotment. If revenues are insufficient to balance total available resources and expenditures, Minnesota's Commissioner of Finance, with the approval of the Governor, is required to reduce allotments to the extent necessary to balance expenditures and forecasted available resources for the then current biennium. The Governor may prefer legislative action when a large reduction in expenditures appears necessary, and if Minnesota's legislature is not in session the Governor is empowered to convene a special session.

            Frequently in recent years, legislation has been required to eliminate projected budget deficits by raising additional revenue, reducing expenditures, including aids to political subdivisions and higher education, reducing the State's budget reserve, imposing a sales tax on purchases by local governmental units, and making other budgetary adjustments.

            The Minnesota Department of Finance February 1998 Forecast projects that, under current law, the State will complete its current biennium June 30, 1999 with a more than $1 billion surplus, plus a $350 million cash flow account balance, plus a $522 million budget reserve. Total General Fund expenditures and transfers for the biennium are projected to be $20.6 billion.

            The 1998 Legislature, however, is considering tax cuts and spending increases that would reduce the projected budget surplus.

            The State is party to a variety of civil actions that could adversely affect the State's General Fund. In addition, substantial portions of State and local revenues are derived from federal expenditures, and reductions in federal aid to the State and its political subdivisions and other federal spending cuts may have substantial adverse effects on the economic and fiscal condition of the State and its local governmental units. Risks are inherent in making revenue and expenditure forecasts. Economic or fiscal conditions less favorable than those reflected in State budget forecasts and planning estimates may create additional budgetary pressures.

            State grants and aids represent a large percentage of the total revenues of cities, towns, counties and school districts in Minnesota. Even with respect to bonds that are revenue obligations of the issuer and not general obligations of Minnesota, there can be no assurance that the fiscal problems referred to above will not adversely affect the market value or marketability of the bonds or the ability of the respective obligors to pay interest on and principal of the bonds.

            There can be no assurance that Minnesota's economy and fiscal condition will not materially change in the future or that future difficulties will not occur. Economic difficulties and the resultant impact on state and local government finances may adversely affect the market value of obligations in the portfolio of Minnesota Tax Free Fund or the ability of respective obligors to make timely payment of the principal and interest on such obligations.

CFTC INFORMATION

            The Commodity Futures Trading Commission (the "CFTC"), a federal agency, regulates trading activity pursuant to the Commodity Exchange Act, as amended. The CFTC requires the registration of "commodity pool operators," which are defined as any person engaged in a business which is of the nature of an investment trust, syndicate or a similar form of enterprise, and who, in connection therewith, solicits, accepts or receives from others funds, securities or property for the purpose of trading in a commodity for future delivery on or subject to the rules of any contract market. The CFTC has adopted Rule 4.5, which provides an exclusion from the definition of commodity pool operator for any registered investment company which (i) will use commodity futures or commodity options contracts solely for bona fide hedging purposes (provided, however, that in the alternative, with respect to each long position in a commodity future or commodity option contract, an investment company may meet certain other tests set forth in Rule 4.5); (ii) will not enter into commodity futures and commodity options contracts for which the aggregate initial margin and premiums exceed 5% of its assets; (iii) will not be marketed to the public as a commodity pool or as a vehicle for investing in commodity interests; (iv) will disclose to its investors the purposes of and limitations on its commodity interest trading; and (v) will submit to special calls of the CFTC for information. Any investment company desiring to claim this exclusion must file a notice of eligibility with both the CFTC and the National Futures Association. FAIF has made such notice filings with respect to those Funds which may invest in commodity futures or commodity options contracts.


                             INVESTMENT RESTRICTIONS

            In addition to the investment objectives and policies set forth in the Prospectuses and under the caption "Additional Information Concerning Fund Investments" above, each of the Funds is subject to the investment restrictions set forth below. The investment restrictions set forth in paragraphs 1 through 9 below are fundamental and cannot be changed with respect to a Fund without approval by the holders of a majority of the outstanding shares of that Fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), i.e., by the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.

            None of the Funds will:

            1. Except for Tax Free Fund and Minnesota Tax Free Fund (collectively, the "Tax Free Funds"), invest in any securities if, as a result, 25% or more of the value of its total assets would be invested in the securities of issuers conducting their principal business activities in any one industry.
                  None of the Tax Free Funds will invest 25% or more of the value of its total assets in revenue bonds or notes, payment for which comes from revenues from any one type of activity (for this purpose, the term "type of activity" shall include without limitation (i) sewage treatment and disposal; (ii) gas provision; (iii) electric power provision; (iv) water provision; (v) mass transportation systems; (vi) housing;
                  (vii) hospitals; (viii) nursing homes; (ix) street development and repair; (x) toll roads; (xi) airport facilities; and (xii) educational facilities), except that, in circumstances in which other appropriate available investments may be in limited supply, such Funds may invest without limitation in gas provision, electric power provision, water provision, housing and hospital obligations. This restriction does not apply to general obligation bonds or notes or, in the case of the Tax Free Funds, to pollution control revenue bonds. However, in the case of the latter Fund, it is anticipated that normally (unless there are unusually favorable interest and market factors) less than 25% of such Fund's total assets will be invested in pollution control bonds. This restriction does not apply to securities of the United States Government or its agencies and instrumentalities or repurchase agreements relating thereto.

            2. Issue any senior securities (as defined in the 1940 Act), other than as set forth in restriction number 3 below and except to the extent that using options or purchasing securities on a when-issued basis may be deemed to constitute issuing a senior security.

            3. Borrow money, except from banks for temporary or emergency purposes. Notwithstanding the foregoing, Strategic Income Fund may engage in reverse repurchase agreement transactions. The amount of such borrowing may not exceed 10% of the borrowing Fund's total assets. None of the Funds will borrow money for leverage purposes. For the purpose of this investment restriction, the use of options and futures transactions and the purchase of securities on a when-issued or delayed delivery basis shall not be deemed the borrowing of money. (As a non-fundamental policy, no Fund will make additional investments while its borrowings exceed 5% of total assets.)

            4.    Make short sales of securities.

            5. Purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions and except, in the case of Emerging Markets Fund and Strategic Income Fund as may be necessary to make margin payments in connection with foreign currency futures and other derivative transactions.

            6. Purchase or sell physical commodities (including, by way of example and not by way of limitation, grains, oilseeds, livestock, meat, food, fiber, metals, petroleum, petroleum-based products or natural gas) or futures or options contracts with respect to physical commodities. This restriction shall not restrict any Fund from purchasing or selling any financial contracts or instruments which may be deemed commodities (including, by way of example and not by way of limitation, options, futures and options on futures with respect, in each case, to interest rates, currencies, stock indices, bond indices or interest rate indices) or any security which is collateralized or otherwise backed by physical commodities.

            7. Purchase or sell real estate or real estate mortgage loans, except that the Funds may invest in securities secured by real estate or interests therein or issued by companies that invest in or hold real estate or interests therein, and except that Adjustable Rate Mortgage Securities Fund and Strategic Income Fund may invest in mortgage-backed securities.

            8. Act as an underwriter of securities of other issuers, except to the extent a Fund may be deemed to be an underwriter, under Federal securities laws, in connection with the disposition of portfolio securities.

            9. Lend any of their assets, except portfolio securities representing up to one-third of the value of their total assets.

            The following restrictions are non-fundamental and may be changed by FAIF's Board of Directors without a shareholder vote. None of the Funds will:

            10. Invest more than 15% of its net assets in all forms of illiquid investments.

            11.   Invest for the purpose of exercising control or management.

            12. Purchase or sell real estate limited partnership interests (other than, in the case of Adjustable Rate Mortgage Securities Fund and Strategic Income Fund, publicly traded real estate limited partnership interests or REITS), or oil, gas or other mineral leases, rights or royalty contracts, except that the Funds may purchase or sell securities of companies which invest in or hold the foregoing.

            13. Purchase securities of any other registered investment company (as defined in the 1940 Act), except, subject to 1940 Act limitations, (a) the Tax Free Funds may purchase shares of open-end investment companies investing primarily in municipal obligations with remaining maturities of 13 months or less;
                  (b) Emerging Markets Fund and Strategic Income Fund may purchase shares of open-end investment companies which invest in permitted investments for such Funds; (c) each of Mid Cap Growth Fund, Emerging Markets Fund, Adjustable Rate Mortgage Securities Fund and Strategic Income Fund may, as part of its investment in cash items, invest in securities of other mutual funds which invest primarily in debt obligations with remaining maturities of 13 months or less; and (d) all Funds may purchase securities as part of a merger, consolidation, reorganization or acquisition of assets.

            14. Invest in foreign securities, except that Mid Cap Growth Fund may invest may invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts; and (c) Emerging Markets Fund and Strategic Income Fund may invest in foreign securities without limitation.

            15. Except for Emerging Markets Fund and Strategic Income Fund, invest in warrants; provided, that the other Funds except for the Tax Free Funds may invest in warrants in an amount not exceeding 5% of a Fund's net assets. No more than 2% of this 5% may be warrants which are not listed on the New York Stock Exchange.

            For determining compliance with its investment restriction relating to industry concentration, each Fund classifies asset-backed securities in its portfolio in separate industries based upon a combination of the industry of the issuer or sponsor and the type of collateral. The industry of the issuer or sponsor and the type of collateral will be determined by the Adviser. For example, an asset-backed security known as "Money Store 94D A2" would be classified as follows: the issuer or sponsor of the security is The Money Store, a personal finance company, and the collateral underlying the security is automobile receivables. Therefore, the industry classification would be Personal Finance Companies -- Automobile. Similarly, an asset-backed security known as "Midlantic Automobile Grantor Trust 1992-1 B" would be classified as follows: the issuer or sponsor of the security is Midlantic National Bank, a banking organization, and the collateral underlying the security is automobile receivables. Therefore, the industry classification would be Banks -- Automobile. Thus, an issuer or sponsor may be included in more than one "industry" classification, as may a particular type of collateral.

                        DIRECTORS AND EXECUTIVE OFFICERS

            The directors and executive officers of FAIF are listed below, together with their business addresses and their principal occupations during the past five years. Directors who are "interested persons" (as that term is defined in the 1940 Act) of FAIF are identified with an asterisk.

DIRECTORS

            Robert J. Dayton, 5140 Norwest Center, Minneapolis, Minnesota 55402:
Director of FAIF since September 1994 and of First American Funds, Inc. ("FAF") since December 1994 and of First American Strategy Funds, Inc. ("FASF") since June 1996; Chairman (1989-1993) and Chief Executive Officer (1993- present), Okabena Company (private family investment office). Age: 54.

            Roger A. Gibson, 1020 15th Street, Suite 41A, Denver, Colorado 80202: Director of FAF, FAIF and FASF since October 1997; Vice President of North America-Mountain Region for United Airlines since June 1995; prior to his current position, served most recently as Vice President, Customer Service for United Airlines in the West Region in San Francisco, California and the Mountain Region in Denver, Colorado; employed at United Airlines since 1967. Age: 51.

            Andrew M. Hunter III, 537 Harrington Road, Wayzata, Minnesota 55391:
Director of FAIF, FAF and FASF since January 1997; Chairman of Hunter, Keith Industries, a diversified manufacturing and management services company, since 1975. Age: 49.

            Leonard W. Kedrowski, 16 Dellwood Avenue, Dellwood, Minnesota 55110:
Director of FAIF and FAF since November 1993 and of FASF since June 1996; President and owner of Executive Management Consulting, Inc., a management consulting firm; Vice President, Chief Financial Officer, Treasurer, Secretary and Director of Anderson Corporation, a large privately-held manufacturer of wood windows, from 1983 to October 1992. Age: 55.

            * Robert L. Spies, 4715 Twin Lakes Avenue, Brooklyn Center, Minnesota 55429: Director of FAIF, FAF and FASF since January 31, 1997; employed by First Bank System, Inc. and subsidiaries from 1957 to January 31, 1997, most recently as Vice President, First Bank National Association. Age: 62.

            Joseph D. Strauss, 8617 Edenbrook Crossing, # 443, Brooklyn Park, Minnesota 55443: Director of FAF since 1984 and of FAIF since April 1991 and of FASF since June 1996; Chairman of FAF's and FAIF's Boards from 1993 to September 1997 and of FASF's Board from June 1996 to September 1997; President of FAF and FAIF from June 1989 to November 1989; Owner and President, Strauss Management Company, since 1993; Owner and President, Community Resource Partnerships, Inc., a community business retention survey company, since 1992; attorney-at-law. Age:
56.

            Virginia L. Stringer, 712 Linwood Avenue, St. Paul, Minnesota 55105:
Director of FAIF since August 1987 and of FAF since April 1991 and of FASF since June 1996; Chair of FAIF's, FAF's and FASF's Boards since September 1997; Owner and President, Strategic Management Resources, Inc. since 1993; formerly President and Director of The Inventure Group, a management consulting and training company, President of Scott's, Inc., a transportation company, and Vice President of Human Resources of The Pillsbury Company. Age: 52.

EXECUTIVE OFFICERS

            Kathryn Stanton, SEI Investments Company, Oaks, Pennsylvania 19456:
Acting President, Vice President and Assistant Secretary of FAIF and FAF since April 1994 and of FASF since June 1996; Vice President and Assistant Secretary of the Administrator and the Distributor since April 1994; Associate, Morgan, Lewis & Bockius, from 1989 to 1994. Age: 37.

            Carmen V. Romeo, SEI Investments Company, Oaks, Pennsylvania 19456:
Treasurer and Assistant Secretary of FAIF and FAF since November 1992 and of FASF since June 1996; Director, Executive Vice President, Chief Financial Officer and Treasurer of SEI Investments Company ("SEI"),

SEI Investments Management Corporation (the "Administrator") and the Distributor since 1981. Age: 52.

            Kevin P. Robins, SEI Investments Company, Oaks, Pennsylvania 19456:
Vice President and Assistant Secretary of FAIF and FAF since April 1994 and of FASF since June 1996; Vice President, Assistant Secretary and General Counsel of the Administrator and the Distributor. Age: 36.

            Sandra K. Orlow, SEI Investments Company, Oaks, Pennsylvania 19456:
Vice President and Assistant Secretary of FAIF and FAF since 1992 and of FASF since June 1996; Vice President and Assistant Secretary of SEI, the Administrator and the Distributor since 1983. Age: 40.

            Todd Cipperman, SEI Investments Company, Oaks, Pennsylvania 19456:
Vice President and Assistant Secretary of FAIF, FAF and FASF since December 1996; Vice President and Assistant Secretary of SEI, the Administrator and the Distributor since 1995. Associate, Dewey Ballantine from 1994 to 1995; Associate, Winston & Strawn from 1991 to 1994. Age: 31.

            Michael G. Beattie, SEI Investments Company, Oaks, Pennsylvania 19456: Controller of FAIF, FAF and FASF since December 1997; Associate Director, Funds Accounting, SEI Investments Company since July 1997; prior to his current position, served most recently as Fund Accounting Manager of SEI (from 1993 to 1997); Registered Representative, First Investors Corporation from 1988 to 1990.
Age: 32

            Lydia A. Gavalis, SEI Investments Company, Oaks, Pennsylvania 19456:
Vice President and Assistant Secretary of FAIF, FAF and FASF, and Vice President and Assistant Secretary of the Administrator and the Distributor each since _____________, 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange from 1989 to 1998. Age: 33

            Lynda J. Streigel, SEI Investments Company, Oaks, Pennsylvania 19456: Vice President and Assistant Secretary of FAIF, FAF and FASF, and Vice President and Assistant Secretary of the Administrator and the Distributor since _____________, 1998; Senior Asset Management Counsel, Barnett Banks, Inc. from 1993 to 1997; Partner, Groom and Nordberg, Chartered from 1996 to 1997; and Associate General Counsel, Riggs Bank, N.A. from 1991 to 1995. Age: 49.

            Kathy Heilig, SEI Investments Company, Oaks, Pennsylvania 19456:
Vice President and Assistant Secretary of FAIF, FAF and FASF, and Treasurer of the SEI Investments Company since 1997; Assistant Controller of SEI Investments Company from 1995 to 1997; and Vice President of SEI Investments Company from 1991 to 1995. Age: 39.

            Michael J. Radmer, 220 South Sixth Street, Minneapolis, Minnesota 55402: Secretary of FAIF since April 1991 and of FAF since 1981 and of FASF since June 1996; Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm and general counsel of FAIF, FAF and FASF. Age: 52.

COMPENSATION

            The First American Family of Funds, which includes FAIF, FAF and FASF, currently pays only to directors of the funds who are not paid employees or affiliates of the funds a fee of $15,000 per year ($22,500 in the case of the Chair) plus $2,500 ($3,750 in the case of the Chair) per meeting of the Board attended and $800 per committee meeting attended ($1,600 in the case of a committee chair) and reimburses travel expenses of directors and officers to attend Board meetings. In the event of telephonic Board or committee meetings, each director receives a fee of $500 per Board or committee meeting ($750 in the case of the Chair or committee chair). In addition, directors may receive a per diem fee of $1,000 per day, plus travel expenses when directors travel out of town on Fund business. However, directors do not receive the $1,000 per diem amount plus the foregoing Board or committee fee for an out-of-town committee or Board meeting but instead receive the greater of the total per diem fee or meeting fee. Legal fees and expenses are also paid to Dorsey & Whitney LLP, the law firm of which Michael J. Radmer, secretary of FAIF, FAF and FASF, is a partner. The following table sets forth information concerning aggregate compensation paid to each director of FAIF (i) by FAIF (column 2), and (ii) by FAIF, FAF and FASF collectively (column 5) during the fiscal year ended September 30, 1997. No executive officer or affiliated person of FAIF had aggregate compensation from FAIF in excess of $60,000 during such fiscal year:

               (1)                        (2)                    (3)                    (4)                  (5)
                                                                                                     Total Compensation
                                       Aggregate        Pension or Retirement        Estimated       From Registrant and
             Name of                 Compensation        Benefits Accrued as      Annual Benefits       Fund Complex
        Person, Position            From Registrant     Part of Fund Expenses     Upon Retirement     Paid to Directors
        -----------------           ---------------     ---------------------     ---------------     -----------------
Robert J. Dayton, Director              $12,632                  -0-                    -0-                $33,500

Roger A. Gibson, Director *                 -0-                  -0-                    -0-                    -0-

Andrew M. Hunter III, Director           $9,046                  -0-                    -0-                $23,250

Leonard W. Kedrowski, Director          $12,291                  -0-                    -0-                $32,700

Robert L. Spies, Director                $9,331                  -0-                    -0-                $24,050

Joseph D. Strauss, Director             $14,974                  -0-                    -0-                $39,925

Virginia L. Stringer, Director          $15,254                  -0-                    -0-                $39,925


---------------
*     Not a director during the fiscal year ended September 30, 1997.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISORY AGREEMENT

            U.S. Bank National Association (the "Adviser"), 601 Second Avenue South, Minneapolis, Minnesota 55480, serves as the investment adviser and manager of the Funds through its First American Asset Management group. The Adviser is a national banking association that has professionally managed accounts for individuals, insurance companies, foundations, commingled accounts, trust funds, and others for over 75 years. The Adviser is a subsidiary of U.S. Bancorp ("USB"), 601 Second Avenue South, Minneapolis, Minnesota 55480, which is a regional multi-state bank holding company headquartered in Minneapolis, Minnesota that primarily serves the Midwestern, Rocky Mountain and Northwestern states. USB operates five banks and eleven trust companies with offices in 17 contiguous states from Illinois to Washington. USB also has various other subsidiaries engaged in financial services. At December 31, 1997, on a pro forma combined basis, USB and its consolidated subsidiaries had consolidated assets of approximately $71 billion, consolidated deposits of $48 billion and shareholders' equity of $6 billion.

            Pursuant to an Investment Advisory Agreement dated April 2, 1991 (the "Advisory Agreement"), the Funds engage the Adviser to act as investment adviser for and to manage the investment of the assets of the Funds. Each Fund pays the Adviser monthly fees calculated on an annual basis equal to 0.70% of its average daily net assets except, in the case of Emerging Markets Fund, 1.25% of the Fund's average daily net assets. The Advisory Agreement requires the Adviser to provide FAIF with all necessary office space, personnel and facilities necessary and incident to the Adviser's performance of its services thereunder. The Adviser is responsible for the payment of all compensation to personnel of FAIF and the officers and directors of FAIF, if any, who are affiliated with the Adviser or any of its affiliates.

            In addition to the investment advisory fee, each Fund pays all its expenses that are not expressly assumed by the Adviser or any other organization with which the Fund may enter into an agreement for the performance of services. Each Fund is liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party, and it may have an obligation to indemnify its directors and officers with respect to such litigation.

            Because the Funds were not in operation prior to the date hereof, no advisory fees were paid in fiscal year ended September 30, 1997.

SUB-ADVISORY AGREEMENT FOR EMERGING MARKETS FUND AND STRATEGIC INCOME FUND

            Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300, Wilmington, Delaware 19801 ("Marvin & Palmer") is sub-adviser for Emerging Markets Fund under an agreement with the Adviser (the "Marvin & Palmer Sub-Advisory Agreement"). Marvin & Palmer, a privately-held company, was founded in 1986 by David F. Marvin and Stanley Palmer. Marvin & Palmer is engaged in the management of global, non-United States and emerging markets equity portfolios for institutional accounts. At January 1, 1998, Marvin & Palmer managed a total of $4.6 billion in investments for 53 institutional investors. Pursuant to the Marvin & Palmer Sub-Advisory Agreement, Marvin & Palmer is responsible for the investment and reinvestment of Emerging Markets Fund's assets and the placement of brokerage transactions in connection therewith. Under the Marvin & Palmer Sub-Advisory Agreement, Marvin & Palmer is required, among other things, to report to the Adviser or the Board regularly at such times and in such detail as the Adviser or the Board may from time to time request in order to permit the Adviser and the Board to determine the adherence of Emerging Markets Fund to its investment objectives, policies and restrictions. The Marvin & Palmer Sub-Advisory Agreement also requires Marvin & Palmer to provide all office space, personnel and facilities necessary and incident to Marvin & Palmer 's performance of its services under the Marvin & Palmer Sub-Advisory Agreement.

            For its services under the Marvin & Palmer Sub-Advisory Agreement, Marvin & Palmer is paid a monthly fee by the Adviser calculated on an annual basis equal to 0.85% of the first $100 million of

International Fund's average daily net assets, 0.60% of Emerging Markets Fund's average daily net assets in excess of $100 million up to $300 million, 0.55% of Emerging Markets Fund's average daily net assets in excess of $300 million up to $500 million, and 0.50% of Emerging Markets Fund's average daily net assets in excess of $500 million.

            Federated Investment Counseling, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779 and Federated Global Research Corp., 175 Water Street, New York, New York 10038-4965 (collectively, the "Sub-Advisers"), each subsidiaries of Federated Investors ("Federated") are sub-advisers for Strategic Income Fund under an agreement with the Adviser (the "Federated Sub-Advisory Agreement"). Federated Investment Counseling, which is a Delaware business trust, and Federated Global Research Corp., which is a Delaware corporation, are each registered investment advisers under the 1940 Act. As of March 31, 1998, Federated Investment Counseling, Federated Global Research Corp. and such other subsidiaries of Federated rendered investment advice regarding over $1.26 billion of assets. Pursuant to the Federated Sub-Advisory Agreement, Federated Investment Counseling is responsible for investment of the high yield portion of Strategic Income Fund's assets and Federated Global Research Corp. is responsible for the investment of the international portion of Strategic Income Fund. Under the Federated Sub-Advisory Agreement, the Sub-Advisers are required, among other things, to report to the Adviser or the Board regularly at such times and in such detail as the Adviser or the Board may from time to time request in order to permit the Adviser and the Board to determine the adherence of Strategic Income Fund to its investment objectives, policies and restrictions. The Federated Sub-Advisory Agreement also requires the Sub-Advisers to provide all office space, personnel and facilities necessary and incident to the Sub-Adviser's performance of their services under the Federated Sub-Advisory Agreement.

         For their services under the Sub-Advisory Agreement, the Sub-Advisers are paid a monthly fee by the Adviser calculated on an annual basis equal to 0.40% of the first $25 million of the Fund's average daily net assets, 0.33% of the Fund's average daily net assets in excess of $25 million up to $50 million, 0.26% of the Fund's average daily net assets in excess of $50 million up to $100 million and 0.21% of the Fund's average daily net assets in excess of $100 million.

ADMINISTRATION AGREEMENT

            SEI Investments Management Corporation (the "Administrator") serves as administrator for the Funds pursuant to an Administration Agreement between it and the Funds. The Administrator is a wholly-owned subsidiary of SEI Investments Company, which also owns the Funds' distributor. See "-- Distributor and Distribution Plans" below. Under the Administration Agreement, the Administrator provides administrative personnel and services to the Funds for a fee as described in the Funds' Prospectuses. These services include, among others, regulatory reporting, fund and portfolio accounting, shareholder reporting services, and compliance monitoring services.

            The Funds have approved the appointment of the Adviser as a sub-administrator (the "Sub- Administrator") effective January 1, 1998. It is contemplated that the Sub-Administrator will assist the Administrator in the performance of administrative services for the Funds.

            Because the Funds were not in operation before the date hereof, no administrative fees were paid in fiscal year ended September 30, 1997.

DISTRIBUTOR AND DISTRIBUTION PLANS

            SEI Investments Distribution Co. (the "Distributor") serves as the distributor for the Class A, Class B and Class Y Shares of the Funds. The Distributor is a wholly-owned subsidiary of SEI Investments Company, which also owns the Funds' Administrator. See "-- Administration Agreement" above.

            The Distributor serves as distributor for the Class A and Class Y Shares pursuant to a Distribution Agreement dated [February 10, 1994] (the "Class A/Class Y Distribution Agreement") between itself and the Funds , and as distributor for the Class B Shares pursuant to a Distribution and Service Agreement dated [August 1, 1994, as amended September 14, 1994] (the "Class B Distribution and Service Agreement") between itself and the Funds. These agreements are referred to collectively as the "Distribution Agreements."

            Under the Distribution Agreements, the Distributor has agreed to perform all distribution services and functions of the Funds to the extent such services and functions are not provided to the Funds pursuant to another agreement. The Distribution Agreements provide that shares of the Funds are distributed through the Distributor and, with respect to Class A and Class B Shares, through securities firms, financial institutions (including, without limitation, banks) and other industry professionals (the "Participating Institutions") which enter into sales agreements with the Distributor to perform share distribution or shareholder support services.

            The Distributor receives no compensation for distribution of the Class Y Shares. With respect to the Class A Shares, the Distributor receives all of the front-end sales charges paid upon purchase of the Funds' shares except for a portion (as disclosed in the Prospectuses) which may be re-allowed to Participating Institutions. The Class A Shares of each Fund also pay a shareholder servicing fee to the Distributor monthly at the annual rate of 0.25% of each Fund's Class A average daily net assets, which fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class A Shares of the kinds described in the Class A and Class B Shares Prospectuses.

            The Funds which offer Class B Shares pay to the Distributor a sales support fee at an annual rate of 0.75% of the average daily net assets of the Class B Shares of such Fund, which fee may be used by the Distributor to provide compensation for sales support and distribution activities with respect to the Class B Shares. This fee is calculated and paid each month based on average daily net assets of Class B of each Fund for that month. In addition to this fee, the Distributor is paid a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of each Fund's Class B Shares pursuant to a service plan (the "Class B Service Plan"), which fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class B Shares of a Fund of the kinds described in the Class A and Class B Shares Prospectuses. Although Class B Shares are sold without a front-end sales charge, the Distributor pays a total of 4.25% of the amount invested (including a pre-paid service fee of 0.25% of the amount invested) to dealers who sell Class B Shares (excluding exchanges from other Class B Shares in the First American family). The servicing fee payable under the Class B Service Plan is prepaid as described above.

            The Distribution Agreements provide that they will continue in effect for a period of more than one year from the date of their execution only so long as such continuance is specifically approved at least annually by the vote of a majority of the Board members of FAIF and by the vote of the majority of those Board members of FAIF who are not interested persons of FAIF and who have no direct or indirect financial interest in the operation of FAIF's Rule 12b-1 Plans of Distribution or in any agreement related to such Plans.

            FAIF has adopted Plans of Distribution with respect to the Class A and Class B Shares of the Funds, respectively, pursuant to Rule 12b-1 under the 1940 Act (collectively, the "Plans"). Rule 12b-1 provides in substance that a mutual fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of shares, except pursuant to a plan adopted under the Rule. The Plans authorize the Distributor to retain the sales charges paid upon purchase of Class A and Class B Shares. Each of the Plans is a "compensation-type" plan under which the Distributor is entitled to receive the distribution fee regardless of whether its actual distribution expenses are more or less than the amount of the fee. The Class B Plan authorizes the Distributor to retain the contingent deferred sales charge applied on redemptions of Class B Shares, except that portion which is reallowed to Participating Institutions. The Plans recognize that the Distributor, any Participating Institution, the Administrator, and the Adviser, in their discretion, may from time to time use their own assets to pay for certain additional costs of distributing Class A and Class B Shares. Any such arrangements to pay such additional costs may be commenced or discontinued by the Distributor, any Participating Institution, the Administrator, or the Adviser at any time.

            Because the Funds were not in operation prior to the date hereof, no Rule 12b-1 fees were paid in fiscal year ended September 30, 1997.

            The Distributor received no sales charges for fiscal year ended September 30, 1997.

CUSTODIAN; TRANSFER AGENT; COUNSEL; ACCOUNTANTS

            The custodian of the Funds' assets is U.S. Bank Trust National Association (the "Custodian"), U.S. Bank Trust Center, 180 East Fifth Street, St. Paul, Minnesota 55101. The Custodian is a subsidiary of USB.

            The Custodian takes no part in determining the investment policies of the Funds or in deciding which securities are purchased or sold by the Funds. All of the instruments representing the investments of the Funds and all cash is held by the Custodian or, as described in the Prospectuses for Emerging Markets Fund, by a sub-custodian with respect to such Fund. The Custodian or such sub-custodian delivers securities against payment upon sale and pays for securities against delivery upon purchase. The Custodian also remits Fund assets in payment of Fund expenses, pursuant to instructions of FAIF's officers or resolutions of the Board of Directors.

            As compensation for its services to the Funds, the Custodian is paid a monthly fee calculated on an annual basis equal to 0.03% of such Fund's (except Emerging Markets Fund) average daily net assets and, in the case of Emerging Markets Fund, 0.10% of the Funds average daily net assets. Sub-custodian fees with respect to Emerging Markets Fund are paid by the Custodian out of its fees from such Fund. In addition, the Custodian is reimbursed for its out-of-pocket expenses incurred while providing its services to the Funds. The Custodian continues to serve so long as its appointment is approved at least annually by the Board of Directors including a majority of the directors who are not interested persons (as defined under the 1940 Act) of FAIF.

            DST Systems, Inc., 330 West Ninth Street, Kansas City, Missouri 64105, is transfer agent and dividend disbursing agent for the shares of the Funds.

            Dorsey & Whitney LLP, 220 South Sixth Street, Minneapolis, Minnesota 55402, is independent General Counsel for the Funds.

            KPMG Peat Marwick LLP, 90 South Seventh Street, Minneapolis, Minnesota 55402, acts as the Funds' independent auditors, providing audit services including audits of the annual financial statements.


               PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

            Decisions with respect to placement of the Funds' portfolio transactions are made by the Adviser, in the case of Strategic Income Fund, Federated, or in the case of Emerging Markets Fund, Marvin & Palmer. The Funds' policy is to seek to place portfolio transactions with brokers or dealers who will execute transactions as efficiently as possible and at the most favorable price. The Adviser, Federated or Marvin & Palmer may, however, select a broker or dealer to effect a particular transaction without communicating with all brokers or dealers who might be able to effect such transaction because of the volatility of the market and the desire of the Adviser, Federated or Marvin & Palmer to accept a particular price for a security because the price offered by the broker or dealer meets guidelines for profit, yield or both. Many of the portfolio transactions involve payment of a brokerage commission by the appropriate Fund. In some cases, transactions are with dealers or issuers who act as principal for their own accounts and not as brokers. Transactions effected on a principal basis are made without the payment of brokerage commissions but at net prices, which usually include a spread or markup. In effecting transactions in over-the-counter securities, the Funds deal with market makers unless it appears that better price and execution are available elsewhere.

            While the Adviser does not deem it practicable and in the Funds' best interest to solicit competitive bids for commission rates on each transaction, consideration will regularly be given by the Adviser to posted commission rates as well as to other information concerning the level of commissions charged on comparable transactions by other qualified brokers.

            It is expected that Emerging Markets Fund and Strategic Income Fund will purchase most foreign equity securities in the over-the-counter markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on United States transactions. There generally is less governmental supervision and regulation of foreign stock exchanges than in the United States. Foreign securities settlements may in some instances be subject to delays and related administrative uncertainties.

            Foreign equity securities may be held in the form of American Depositary Receipts, or ADRs, European Depositary Receipts, or EDRs, or securities convertible into foreign equity securities. ADRs and EDRs may be listed on stock exchanges or traded in the over-the-counter markets in the United States or overseas. The foreign and domestic debt securities and money market instruments in which the Funds may invest are generally traded in the over-the-counter markets.

            Subject to the policy of seeking favorable price and execution for the transaction size and risk involved, in selecting brokers and dealers other than the Distributor and determining commissions paid to them, the Adviser, Federated or Marvin & Palmer may consider ability to provide supplemental performance, statistical and other research information as well as computer hardware and software for research purpose for consideration, analysis and evaluation by the staff of the Adviser, Federated or Marvin & Palmer. In accordance with this policy, the Funds do not execute brokerage transactions solely on the basis of the lowest commission rate available for a particular transaction. Subject to the requirements of favorable price and efficient execution, placement of orders by securities firms for the purchase of shares of the Funds may be taken into account as a factor in the allocation of portfolio transactions.

            Research services that may be received by the Adviser, Federated or Marvin & Palmer would include advice, both directly and in writing, as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities, as well as analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts. The research services may allow the Adviser, Federated or Marvin & Palmer to supplement its own investment research activities and enable the Adviser, Federated or Marvin & Palmer to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Funds. To the extent portfolio transactions are effected with brokers and dealers who furnish research services, the Adviser, Federated or Marvin & Palmer would receive a benefit, which is not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Funds from these transactions. Research services furnished by brokers and dealers used by the Funds for portfolio transactions may be utilized by the Adviser, Federated or Marvin & Palmer in connection with investment services for other accounts and, likewise, research services provided by brokers and dealers used for transactions of other accounts may be utilized by the Adviser, Federated or Marvin & Palmer in performing services for the Funds. The Adviser, Federated or Marvin & Palmer determine the reasonableness of the commissions paid in relation to their view of the value of the brokerage and research services provided, considered in terms of the particular transactions and their overall responsibilities with respect to all accounts as to which they exercise investment discretion.

            The Adviser, Federated or Marvin & Palmer have not entered into any formal or informal agreements with any broker or dealer, and do not maintain any "formula" that must be followed in connection with the placement of Fund portfolio transactions in exchange for research services provided to the Adviser, Federated or Marvin & Palmer, except as noted below. The Adviser, Federated or Marvin & Palmer may, from time to time, maintain an informal list of brokers and dealers that will be used as a general guide in the placement of Fund business in order to encourage certain brokers and dealers to provide the Adviser, Federated or Marvin & Palmer with research services, which the Adviser, Federated or Marvin & Palmer anticipates will be useful to it. Any list, if maintained, would be merely a general guide, which would be used only after the primary criteria for the selection of brokers and dealers (discussed above) had been met, and, accordingly, substantial deviations from the list could occur. The Adviser, Federated or Marvin & Palmer would authorize the Funds to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker or dealer would have charged only if the Adviser, Federated or Marvin & Palmer determined in good faith that the amount of such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Adviser, Federated or Marvin & Palmer with respect to the Funds.

            The Funds do not effect any brokerage transactions in their portfolio securities with any broker or dealer affiliated directly or indirectly with the Adviser or the Distributor unless such transactions, including the frequency thereof, the receipt of commissions payable in connection therewith, and the selection of the affiliated broker or dealer effecting such transactions are not unfair or unreasonable to the shareholders of the Funds, as determined by the Board of Directors. Any transactions with an affiliated broker or dealer must be on terms that are both at least as favorable to the Funds as the Funds can obtain elsewhere and at least as favorable as such affiliated broker or dealer normally gives to others.

            When two or more clients of the Adviser, Federated or Marvin & Palmer are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with a formula considered by the Adviser, Federated or Marvin & Palmer to be equitable to each client. In some cases, this system could have a detrimental effect on the price or volume of the security as far as each client is concerned. In other cases, however, the ability of the clients to participate in volume transactions may produce better executions for each client.


                                  CAPITAL STOCK

            As of April 14, 1998, no shares of the Funds were outstanding.


                    NET ASSET VALUE AND PUBLIC OFFERING PRICE

            The method for determining the public offering price of the shares of a Fund is summarized in the Class A Shares Prospectus under the captions "Investing in the Funds" and "Determining the Price of Shares" and in the Class Y Shares Prospectus under the caption "Purchases and Redemptions of Shares." The net asset value of each Fund's shares is determined on each day during which the New York Stock Exchange (the "NYSE") and federally-chartered banks are open for business. The NYSE is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each year the NYSE may designate different dates for the observance of these holidays as well as designate other holidays for closing in the future. To the extent that the securities of a Fund are traded on days that the Fund is not open for business, such Fund's net asset value per share may be affected on days when investors may not purchase or redeem shares. This may occur, for example, where a Fund holds securities which are traded in foreign markets.

            As of April 14, 1998, the Funds had not commenced operations.


                                FUND PERFORMANCE

SEC STANDARDIZED PERFORMANCE FIGURES

            YIELD FOR THE FUNDS. Yield for the Funds is a measure of the net investment income per share (as defined) earned over a 30-day period expressed as a percentage of the maximum offering price of a Fund's shares at the end of the period.

            Because the Funds were not in operation prior to the date hereof, yield information is not available.

Yield figures were determined by dividing the net investment income per share earned during the specified 30-day period by the maximum offering price per share on the last day of the period, according to the following formula:

                Yield  =  2 [((a - b) / cd) + 1)(6th power) - 1]

                Where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements)
                        c = average daily number of shares outstanding during
                            the period that were entitled to receive dividends
                        d = maximum offering price per share on the last day of
                            the period

            TAX EQUIVALENT YIELD FOR TAX FREE FUNDS. Tax equivalent yield is the yield that a taxable investment must generate in order to equal a Fund's yield for an investor in a stated federal or combined federal/state income tax bracket. The tax equivalent yield for each Tax Free Fund is computed by dividing that portion of such Fund's yield (computed as described above) that is tax exempt by one minus the stated federal or combined federal/state income tax rate, and adding the resulting number to that portion, if any, of such Fund's yield that is not tax exempt. Because Tax Free Fund and Minnesota Tax Free Fund were not in operation prior to the date hereof, information on tax equivalent yield information is not available for such Funds.

            TOTAL RETURN. Total return measures both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of, the underlying investments in a Fund's portfolio. The Fund average annual and cumulative total return figures are computed in accordance with the standardized methods prescribed by the Securities and Exchange Commission.

            AVERAGE ANNUAL TOTAL RETURN. Average annual total return figures are computed by determining the average annual compounded rates of return over the periods indicated in the advertisement, sales literature or shareholders' report, that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                P(1 + T)(nth power)  =  ERV

                Where:    P   = a hypothetical initial payment of $1,000
                          T   = average annual total return
                          n   = number of years
                          ERV = ending redeemable value at the end of the period
                                of a hypothetical $1,000 payment made at the beginning of such period

This calculation (i) assumes all dividends and distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectuses, and (ii) deducts (a) the maximum sales charge from the hypothetical initial $1,000 investment (if applicable), and (b) all recurring fees, such as advisory fees, charged as expenses to all shareholder accounts.

            CUMULATIVE TOTAL RETURN. Cumulative total return is computed by finding the cumulative compounded rate of return over the period indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                CTR     =  ((ERV - P) / P ) 10

                Where:  CTR = cumulative total return
                        ERV = ending redeemable value at the end of, the period
                              of a hypothetical $1,000 payment made at the
                              beginning of such period; and
                        P   = initial payment of $1,000

This calculation (i) assumes all dividends and distributions are reinvested at net asset value on the appropriate reinvestment dates as described in the Prospectuses, and (ii) deducts (a) the maximum sales charge from the hypothetical initial $1,000 investment (if applicable), and (b) all recurring fees, such as advisory fees, charged as expenses to all shareholder accounts.

            Because the Funds were not in operation prior to the date hereof, information on average annual return and aggregate total returns is not available.

NON-STANDARD DISTRIBUTION RATES

            HISTORICAL DISTRIBUTION RATES. The Funds' historical annualized distribution rates are computed by dividing the income dividends of a Fund for a stated period by the maximum offering price on the last day of such period. Because the Funds were not in operation prior to the date hereof, no information on historical annualized distribution rates is available.

            ANNUALIZED CURRENT DISTRIBUTION RATES. The Funds' annualized current distribution rates are computed by dividing a Fund's income dividends for a specified month (or three-month period, in the case of an Equity Fund) by the number of days in that month (or three-month period, in the case of an Equity
Fund) and multiplying by 365, and dividing the resulting figure by the maximum offering price on the last day of the specified period. Because the Funds were not in operation prior to the date hereof, no information on the annualized current distribution rates is available.

            TAX EQUIVALENT DISTRIBUTION RATES. The tax equivalent distribution rate for the Tax Free Funds is computed by dividing that portion of such a Fund's annualized current distribution rate (computed as described above) which is tax-exempt by one minus the stated federal or combined federal/state income tax rate, and adding the resulting figure to that portion, if any, of the annualized current distribution rate which is not tax-exempt. Because the Tax Free Fund and Minnesota Tax Free Fund were not in operation prior to the date hereof, no information on the tax equivalent distribution rates is available.

CERTAIN PERFORMANCE COMPARISONS

            The Funds may compare their performance to that of certain published or otherwise widely disseminated indices or averages compiled by third parties. The Funds, and the indices and averages to which they may compare their performance, are as follows, among others:

            MID CAP GROWTH FUND may compare its performance to the LIPPER MID-CAP FUNDS AVERAGE, which is an average of funds which limit their investments to companies with average market capitalizations and/or revenues between $800 million and the average market capitalization of the Wilshire 4500 Index. Mid Cap Growth Fund may also compare its performance to the S&P 400 MIDCAP AVERAGE, which is a capitalization-weighted index that measures the performance of the mid-range sector of the U.S. stock market where the median market capitalization is approximately $700 million and the RUSSELL MID-CAP INDEX, which is an index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which measures the performance of the 1,000 largest companies in the Russell 1000 Index. The Russell 1000 Index represents approximately 90% of the total market capitalization of the Russell 3000 Index.

            EMERGING MARKETS FUND may compare its performance to the LIPPER EMERGING MARKETS FUNDS AVERAGE, which is an average of funds that seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where "emerging market" is defined by a country's GNP per capita or other economic measures. The Emerging Markets Fund may also compare its performance to the MSCI EMERGING MARKETS FREE INDEX, which is an unmanaged index of securities from emerging markets, limited to securities in which foreigners may invest.

            ADJUSTABLE RATE MORTGAGE SECURITIES FUND may compare its performance to the LIPPER ADJUSTABLE RATE MORTGAGE AVERAGE, which is an average of funds that invest at least 65% of total assets in adjustable rate mortgage securities or other securities collaterized by or representing an interest in mortgages. Adjustable rate Mortgage Securities Fund may also compare its performance to the LEHMAN ADJUSTABLE RATE MORTGAGE INDEX, which is an unmanaged index of U.S. agency adjustable rate mortgage (ARM) securities that include no expenses or transaction charges.

            TAX FREE FUND may compare its performance to the LIPPER GENERAL MUNICIPAL DEBT FUNDS AVERAGE, which is an average of fund that invest at least 65% of total assets in municipal debt issues in the top four credit ratings, and to the LEHMAN BROTHER MUNICIPAL BOND INDEX, which is an index comprised of 8,000 actual bonds, all of which are investment grade, fixed rate with long term (more than two years) maturities and are selected from issues larger than $50 million dated since January, 1984.

            MINNESOTA TAX FREE FUND may compare its performance to the LIPPER MINNESOTA MUNICIPAL BOND AVERAGE, which is an average of funds that limit their assets to those securities that are exempt from taxation in a specified state (double tax-exempt) or city ( triple tax-exempt), and the LEHMAN BROTHER MUNICIPAL BOND INDEX, which is described above.

            STRATEGIC INCOME FUND may compare its performance to the LIPPER MULTI SECTOR INCOME FUNDS AVERAGE, which is an average of funds that seek current income by allocating assets among several different fixed income securities sectors (with no more than 65% in any one sector except for defensive purposes) including U.S. government and foreign sectors, with a significant portion of assets in securities rated below investment grade, and the J.P. MORGAN GLOBAL GOVERNMENT BOND INDEX, an index with total return calculated based on gross that assumes that a coupon received in one currency is immediately reinvestment back into the bonds of that country's index, and the local currency return is expressed as a basket of currencies which make up the index. Strategic Income Fund may also compare its performance to the LEHMAN SINGLE B-RATED INDEX, which is a proprietary unmanaged index of single B -rated securities and the LEHMAN MORTGAGE-BACKED INDEX, which is an index that covers all fixed-rate securities backed by mortgage pools of the GNMA, FHLMC and FNMA. Strategic Income Fund may also compare its performance to the LEHMAN AGGREGATE BOND INDEX, which is an index composed of the Lehman Government/Corporate Index and the Mortgage-Backed Securities Index and includes treasury issues, agency issues, corporate bond issues and mortgage-backed securities.

            Each of the Funds also may compare its performance to the CONSUMER PRICE INDEX, which is a measure of the average change in prices over time in a fixed market basket of goods and services.


                                    TAXATION

            The tax status of the Funds and the distributions that the Funds will make to shareholders are summarized in the Prospectuses in the sections entitled "Income Taxes" (or, in the Prospectus for Strategic Income Fund, "Federal Income Taxes"). Each Fund intends to fulfill the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as a regulated investment company. If so qualified, each Fund will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders.

            To qualify under Subchapter M for tax treatment as a regulated investment company, each Fund must, among other things: (1) derive at least 90% of its gross income from dividends, interest, and certain other types of payments related to its investment in stock or securities; (2) distribute to its shareholders at least 90% of its investment company taxable income (as that term is defined in the Code determined without regard to the deduction for dividends paid) and 90% of its net tax-exempt income; and (3) diversify its holdings so that, at the end of each fiscal quarter of the Fund, (a) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities and securities of other regulated investment companies, and other securities, with these other securities limited, with respect to any one issuer, to an amount no greater than 5% of the Fund's total assets and no greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the market value of the Fund's total assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies).

            Each Fund is subject to a nondeductible excise tax equal to 4% of the excess, if any, of the amount required to be distributed for each calendar year over the amount actually distributed. For this purpose, any amount on which the Fund is subject to corporate-level income tax is considered to have been distributed. In order to avoid the imposition of this excise tax, each Fund must declare and pay dividends representing 98% of its net investment income for that calendar year and 98% of its capital gains (both long-term and short-term) for the twelve-month period ending October 31 of the calendar year.

            Any loss on the sale or exchange of shares of a Fund generally will be disallowed to the extent that a shareholder acquires or contracts to acquire shares of the same Fund within 30 days before or after such sale or exchange. Furthermore, if Fund shares with respect to which a long-term capital gain distribution has been made are held for less than six months, any loss on the sale or exchange of such shares will be treated as a long-term capital loss to the extent of such long-term capital gain distribution. Furthermore, if a shareholder of Tax Free Fund or Minnesota Tax Free Fund receives an exempt-interest dividend from such fund and then disposes of his or her shares in such fund within six months after acquiring them, any loss on the sale or exchange of such shares will be disallowed to the extent of the exempt-interest dividend.

            If Tax Free Fund or Minnesota Tax Free Fund disposes of a municipal obligation that it acquired after April 30, 1993 at a market discount, it must recognize any gain it realizes on the disposition as ordinary income (and not as capital gain) to the extent of the accrued market discount. In addition, all or a portion of the gain that any of the Funds realize from engaging in "conversion transactions" are defined to include certain forward, futures, option and "straddle" transactions marketed or sold to produce capital gains, or transactions described in Treasury regulations to be issued in the future.

            For federal tax purposes, if a shareholder exchanges shares of a Fund for shares of any other FAIF Fund pursuant to the exchange privilege (see "Investing in the Funds -- Exchange Privilege" in the Prospectuses for Class A and Class B Shares, and "Purchases and Redemptions of Shares -- Exchange Privilege" in the Prospectuses for Class Y Shares), such exchange will be considered a taxable sale of the shares being exchanged. Furthermore, if a shareholder of Class A Shares carries out the exchange within 90 days of purchasing shares in a fund on which he or she has incurred a sales charge, the sales charge cannot be taken into account in determining the shareholder's gain or loss on the sale of those shares to the extent that the sales charge that would have been applicable to the purchase of the later-acquired shares in the other fund is reduced because of the exchange privilege. However, the amount of any sales charge that may not be taken into account in determining the shareholder's gain or loss on the sale of the first-acquired shares may be taken into account in determining gain or loss on the eventual sale or exchange of the later-acquired shares.

            Dividends generally are taxable to shareholders at the time they are paid. However, dividends declared in October, November and December, made payable to shareholders of record in such a month and actually paid in January of the following year are treated as paid and are thereby taxable to shareholders as of December 31.

            If a Fund invests in U.S. Treasury inflation-protection securities, it will be required to treat as original issue discount any increase in the principal amount of the securities that occurs during the course of its taxable year. If a Fund purchases such inflation-protection securities that are issued in stripped form either as stripped bonds or coupons, it will be treated as if it had purchased a newly issued debt instrument having original issue discount. Generally, the original issue discount equals the difference between the "stated redemption price at maturity" of the obligation and its "issue price" as those terms are defined in the Code. A Fund holding an obligation with original issue discount is required to accrue as ordinary income a portion of such original issue discount even though it receives no cash currently as interest payment corresponding to the amount of the original issue discount. Because each Fund is required to distribute substantially all of its net investment income (including accrued original issue discount) in order to be taxed as a regulated investment company, it may be required to distribute an amount greater than the total cash income it actually receives. Accordingly, in order to make the required distributions, a Fund may be required to borrow or liquidate securities.

            Under Code Section 1256, except for the transactions the Fund has identified as hedging transactions, each Fund is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on futures contracts, options, and (in the case of Emerging Markets
Fund) forward currency contracts as of the end of the year as well as those actually realized during the year. Except for transactions in futures contracts, options, or forward currency contracts that are classified as part of a "mixed straddle," gain or loss recognized with respect to such contracts or options is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. In the case of a transaction classified as a "mixed straddle," the recognition of losses may be deferred to a later taxable year.

            Sales of forward currency contracts that are intended to hedge against a change in the value of securities or currencies held by Emerging Markets Fund may affect the holding period of such securities or currencies and, consequently, the nature of the gain or loss on such securities or currencies upon disposition.

            Under recently enacted Code Section 1259, if a Fund enters into short sales of securities that it holds, notional principal contracts or certain other transactions designed to hedge against the loss of value in appreciated positions that it holds, it will be treated as having sold such appreciated positions and will be required to recognize gain on the constructive sale. This constructive sale rule will not apply in the case of any appreciated position that the Fund is required to mark-to-market at the close of the year, as described above. As stated above, the Code requires a regulated investment company to diversify its holdings. The Internal Revenue Service has not made its position clear regarding the treatment of futures contracts and options for purposes of the diversification test, and the extent to which a Fund can buy or sell futures contracts and options may be limited by this requirement.

            It is expected that any net gain realized from the closing out of futures contracts, options, or forward currency contracts will be considered gain from the sale of securities or currencies and therefore qualifying income for purposes of the 90% of gross income from qualified sources requirement, as discussed above.

            Any realized gain or loss on closing out a futures contract, option, or forward currency contract such as a forward commitment for the purchase or sale of foreign currency will generally result in a recognized capital gain or loss for tax purposes. Code Section 988 may also apply to forward currency contracts. Under Section 988, each foreign currency gain or loss is generally computed separately and treated as ordinary income or loss. In the case of overlap between Sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. Emerging Markets Fund will attempt to monitor Section 988 transactions to avoid an adverse tax impact.

            Each Fund will distribute to shareholders annually any net long-term capital gains that have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on futures contract, option, or forward currency contract transactions. Such distributions will be combined with distributions of capital gains realized on the Fund's other investments.

            As stated in the Prospectuses relating to Emerging Markets Fund under "Income Taxes," Emerging Markets Fund may make an election pursuant to which shareholders will be able to claim on their tax returns a foreign tax credit for their pro rata share of the income taxes that that Fund has paid during the year to foreign countries.

            Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's federal income tax (before the credit) attributable to the shareholder's total foreign source taxable income. For this purpose, the portion of dividends and distributions paid by Emerging Markets Fund from its foreign source income will be treated as foreign source income. Emerging Markets Fund's gains and losses from the sale of securities, and certain currency gains and losses, will generally be treated as derived from United States sources. The limitation on the foreign tax credit is applied separately to foreign source "passive income," such as dividend income. Because of these limitations, a shareholder may be unable to claim a credit for the full amount of the shareholder's proportionate share of foreign income taxes paid by Emerging Markets Fund. In addition, no deduction for foreign income taxes may be claimed by a shareholder who does not itemize deductions. Shareholders are advised to consult their tax advisers on the application of the foreign tax credit rules to their own particular circumstances.

            Emerging Markets Fund will invest in, among other things, foreign securities. If, in connection with such investments, Emerging Markets Fund owns shares of stock in certain foreign investment entities, referred to as passive foreign investment companies ("PFICs"), the Fund may be subject to U.S. federal income tax, and additional charges in the nature of interest, on a portion of any "excess distribution" from such company or gain from the disposition of such shares, even if the entire distribution or gain is distributed by Emerging Markets Fund to its shareholders. If Emerging Markets Fund were able and elected to treat a PFIC as a "qualified electing fund," in lieu of the treatment described above, Emerging Markets Fund would be required each year to include in income its pro rata share of the ordinary earnings and net capital gains of the company, whether or not actually received by the Fund. Proposed Treasury Regulations and newly enacted provisions of the Code would allow certain regulated investment companies to elect to mark-to-market their stock in certain PFICs at the end of each taxable year, whereby Emerging Markets Fund would include in its taxable income each year any unrealized gain on such PFIC investments. In order to distribute the income includible in Emerging Markets Fund's income under either election, maintain its qualification as a regulated investment company, and avoid income or excise taxes, Emerging Markets Fund may be required to liquidate portfolio securities that is might otherwise have continued to hold. In the case of the proposed Treasury Regulations, there can be no assurance that these regulations will be finalized in the form proposed or as to the effective date of any such final regulations.

            Pursuant to the Code, distributions of net investment income by a Fund to a shareholder who is a foreign shareholder (as defined below) as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation, or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is `'effectively connected" with a U.S. trade or business of such shareholder, in which case the reporting and withholding requirements applicable to U.S. citizens or domestic corporations will apply. Distributions of net long-term capital gains are not subject to tax withholding but, in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% if the individual is physically present in the U.S. for more than 182 days during the taxable year. Each Fund will report annually to its shareholders the amount of any withholding.

            A foreign shareholder is any person who is not (i) a citizen or resident of the United States, (ii) a corporation, partnership or other entity organized in the United States or under the laws of the United States or political subdivision thereof, (iii) an estate whose income is includible in gross income for U.S. federal income tax purposes or (iv) a trust whose administration is subject to the primary supervision of a U.S. court and which has one or more U.S. fiduciaries who have authority to control all substantial decisions of the trust.

            The foregoing relates only to federal income taxation and is a general summary of the federal tax law in effect as of the date of this Statement of Additional Information.

            With respect to the Minnesota Tax Free Fund, the 1995 Minnesota Legislature enacted a statement of intent that interest on obligations of Minnesota governmental units and Indian tribes be included in net income of individuals, estates and trusts for Minnesota income tax purposes if a court determines that Minnesota's exemption of such interest unlawfully discriminates against interstate commerce because interest on obligations of governmental issuers located in other states is so included. This provision applies to taxable years that begin during or after the calendar year in which any such court decision becomes final, irrespective of the date on which the obligations were issued. Minnesota Tax Free Fund is not aware of any decision in which a court has held that a state's exemption of interest on its own bonds or those of its political subdivisions or Indian tribes, but not of interest on the bonds of other states or their political subdivisions or Indian tribes, unlawfully discriminates against interstate commerce or otherwise contravenes the United States Constitution. Nevertheless, the Fund cannot predict the likelihood that interest on the Minnesota bonds held by the Fund would become taxable under this Minnesota statutory provisions.

                                     RATINGS

            A rating of a rating service represents that service's opinion as to the credit quality of the rated security. However, such ratings are general and cannot be considered absolute standards of quality or guarantees as to the creditworthiness of an issuer. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. Markets values of debt securities may change as a result of a variety of factors unrelated to credit quality, including changes in market interest rates.

            When a security has been rated by more than one service, the ratings may not coincide, and each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons. In general, the Funds are not required to dispose of a security if its rating declines after it is purchased, although they may consider doing so.

RATINGS OF CORPORATE DEBT OBLIGATIONS AND MUNICIPAL BONDS

            STANDARD & POOR'S

            AAA: Securities rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

            AA: Securities rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only to a small degree.

            A: Securities rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

            BBB: Securities rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Although such securities normally exhibit adequate protection standards, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for securities in this category than for those in higher rated categories.

Debt rated BB, B, CCC, CC, and C by Standard & Poor's is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

            BB: Securities rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

            B: Securities rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

            CCC: Securities rated CCC have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

            D: An issue which is rated D is used when interest payments or principal payments are not made on the due date even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

            MOODY'S

            Aaa: Securities which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

            Aa: Securities which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade securities. They are rated lower than the best securities because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater magnitude, or there may be other elements present which make the long-term risks appear somewhat greater than in Aaa securities.

            A: Securities which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

            Baa: Securities which are rated Baa are considered as medium grade obligations, being neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics, and in fact have some speculative characteristics.

            Ba: An issue which is rated Ba is judged to have speculative elements; its future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes issues in this class.

            B: An issue which is rated B generally lacks characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

            Caa: An issue which is rated Caa is of poor standing. Such an issue may be in default or there may be present elements of danger with respect to principal or interest.

            Ca: An issue which is rated Ca represents an obligation which is speculative in a high degree.

            C: An issue which is rated C is regarded as having extremely poor prospects of ever attaining any real investment standing.

Those securities in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa-1, A-1 and Baa-1. Other Aa, A and Baa securities comprise the balance of their respective groups. These rankings (1) designate the securities which offer the maximum in security within their quality groups, (2) designate securities which can be bought for possible upgrading in quality and (3) additionally afford the investor an opportunity to gauge more precisely the relative attractiveness of offerings in the marketplace.

RATINGS OF PREFERRED STOCK

            STANDARD & POOR'S. Standard & Poor's ratings for preferred stock have the following definitions:

            AAA: An issue rated "AAA" has the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

            AA: A preferred stock issue rated "AA" also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

            A: An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

            BBB: An issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the category.

            MOODY'S.  Moody's ratings for preferred stock include the following:

            aaa: An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

            aa: An issue which is rated "aa" is considered a high grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

            a: An issue which is rate "a" is considered to be an upper medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

            baa: An issue which is rated "baa" is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

RATINGS OF MUNICIPAL NOTES

            STANDARD & POOR'S

            SP-1: Very strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

            SP-2: Satisfactory capacity to pay principal and interest.

            SP-3: Speculative capacity to pay principal and interest.

None of the Funds will purchase SP-3 municipal notes.

            MOODY'S. Generally, Moody's ratings for state and municipal short-term obligations are designated Moody's Investment Grade ("MIG"); however, where an issue has a demand feature which makes the issue a variable rate demand obligation, the applicable Moody's rating is "VMIG."

            MIG 1/VMIG 1: This designation denotes the best quality. There is strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

            MIG 2/VMIG 2: This designation denotes high quality, with margins of protection ample although not so large as available in the preceding group.

            MIG 3/VMIG 3: This designation denotes favorable quality, with all security elements accounted for, but lacking the strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

None of the Funds will purchase MIG 3/VMIG 3 municipal notes.

RATINGS OF COMMERCIAL PAPER

            STANDARD & POOR'S. Commercial paper ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues assigned the A rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2 and 3 to indicate the relative degree of safety. The "A-1" designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) symbol designation. None of the Funds will purchase commercial paper rated A-3 or lower.

            MOODY'S. Moody's commercial paper ratings are opinions as to the ability of the issuers to timely repay promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, and it does not represent that any specific instrument is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

            PRIME-1: Superior capacity for repayment.

            PRIME-2: Strong capacity for repayment .

            PRIME-3: Acceptable capacity for repayment .

None of the Funds will purchase Prime-3 commercial paper.

BEST'S RATING SYSTEM FOR INSURANCE COMPANIES

            The objective of Best's Rating System is to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to the company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of the company.

            The quantitative evaluation is based on an analysis of the company's financial condition and operating performance utilizing a series of financial tests. These tests measure a company's performance in the three critical areas of Profitability, Leverage and Liquidity in comparison to the norms established by the A.M. Best Company. These norms are based on an evaluation of the actual performance of the insurance industry.

            Best's review also includes a qualitative evaluation of the adequacy and soundness of a company's reinsurance, the adequacy of its reserves and the experience of its management. In addition, various other factors of importance are considered such as the composition of the company's book of business and the quality and diversification of its assets.

            Upon completion of analysis, Best's Ratings are assigned to those companies that meet the qualifications for rating. The Best's Rating classifications are A+ (Superior); A & A- (Excellent); B+ (Very Good); B & B-
(Good); C+ (Fairly Good); and C & C- (Fair). Those not qualifying for a current Best's Rating are classified in the "Not Assigned" category that has ten classifications which identify why a company is not eligible for a Best's Rating. Care should be exercised in the use of Best's Ratings without further reference to additional Best's publications.


                              FINANCIAL STATEMENTS

            Because the Funds were not in operation prior to the date hereof, no financial statements for the Funds are available.

                      FIRST AMERICAN INVESTMENT FUNDS, INC.
                           PART C -- OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

      (a)   Not Applicable

      (b)   Exhibits

      *     (1)   Amended and Restated Articles of Incorporation, as amended through March 30, 1998.


      *     (2)   Bylaws, as amended through February 23, 1998.

            (3)   Not applicable.

            (4)   Not applicable.

            (5)   (a)   Investment Advisory Agreement, dated April 2, 1991,
                        between the Registrant and First Bank National
                        Association, as amended and supplemented through August
                        1994. (Incorporated by reference to Exhibit (5)(a) to Post-Effective Amendment No. 21.)

            (5)   (b)   Sub-Advisory Agreement, dated March 28, 1994, relating
                        to International Fund between First Bank National
                        Association and Marvin & Palmer Associates, Inc.
                        (Incorporated by reference to Exhibit 5(b) to Post-effective Amendment No. 21.)

            (5)   (c)   Amendment No. 8 to Investment Advisory Agreement.
                        (Incorporated by reference to Exhibit 5(c) to Post-effective Amendment No. 34.)

            (5)   (d)   Amendment No. 1 to Sub-Advisory Agreement. (Incorporated
                        by reference to Exhibit 5(d) to Post-effective Amendment
                        No. 34.)

            (6)   (a)   Distribution Agreement [Class A and Class C Shares,]
                        dated February 10, 1994, between the Registrant and SEI
                        Financial Services Company. (Incorporated by reference to Exhibit (6)(a) to Post-Effective Amendment No. 21.)

            (6)   (b)   Distribution and Service Agreement [Class B] dated
                        August 1, 1994, as amended September 14, 1994 between
                        Registrant and SEI Financial Services Company.
                        (Incorporated by reference to Exhibit (6)(b) to Post-Effective Amendment No. 21.)

            (6)   (c)   Form of Dealer Agreement. (Incorporated by reference to
                        Exhibit (6)(c) to Post- Effective Amendment No. 21.)

            (7)   Not applicable.

            (8)   (a)   Custodian Agreement dated September 20, 1993, between
                        the Registrant and First Trust National Association, as supplemented through August 1994. (Incorporated by reference to Exhibit (8) to Post-Effective Amendment No.
                        18.)

            (8)   (b)   Compensation Agreement dated June 1, 1995, pursuant to
                        Custodian Agreement. (Incorporated by reference to Exhibit (8)(b) to Post-Effective Amendment No. 21.)

            (8)   (c)   Compensation Agreement dated January 1, 1997, pursuant
                        to Custodian Agreement. (Incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 27.)

            (8)   (d)   Compensation Agreement dated as of August 5, 1997,
                        pursuant to Custodian Agreement. (Incorporated by reference to Exhibit 8(d) to Post-effective Amendment
                        No. 34.)

            (8)   (e)   Compensation Agreement dated as of November 21, 1997,
                        pursuant to Custodian Agreement. (Incorporated by reference to Exhibit 8(e) to Post-effective Amendment
                        No. 34.)

            (9)   (a)   Administration Agreement dated January 1, 1995 between
                        the Registrant and SEI Financial Management Corporation.
                        (Incorporated by reference to Exhibit (9)(a) to Post-Effective Amendment No. 23.)

            (9)   (b)   Transfer Agency Agreement dated March 31, 1994, between
                        the Registrant and Supervised Service Company, Inc.
                        [superseded] (Incorporated by reference to Exhibit
                        (9)(c) to Post-Effective Amendment No. 21.)

            (9)   (c)   Assignment of Transfer Agency Agreement to DST Systems,
                        Inc. [superseded] (Incorporated by reference to Exhibit
                        (9)(b) to Post-Effective Amendment No. 24.)

            (9)   (d)   Form of Transfer Agency Agreement dated as of October 1,
                        1996, between Registrant and DST Systems, Inc.
                        (Incorporated by reference to Exhibit 9(d) to Post-Effective Amendment No. 27.)

            (9)   (e)   Sub-Administration Agreement effective January 1, 1998,
                        by and between SEI and First Bank National Association.
                        (Incorporated herein by reference to Exhibit (9)(e) to Post-Effective Amendment No. 31.)

            (9)   (f)   Amended and Restated Administration Agreement, dated
                        July 1, 1997, by and between the Registrant and SEI
                        Investments Management Corporation. (Incorporated herein by reference to Exhibit 9(f) to Post-effective Amendment
                        No. 31.)

            (9)   (g)   Agreement dated July 1, 1997 between SEI and First Bank
                        National Association. (Incorporated herein by reference to Exhibit 9(g) to Post-Effective Amendment No. 31.)

            (9)   (h)   Agreement dated July 1, 1997, by and between First Bank
                        National Association and SEI Investments Management
                        Corporation. (Incorporated herein by reference to Exhibit (9)(h) to Post-Effective Amendment No. 26.)

            (10)  (a)   Opinion and Consent of D'Ancona & Pflaum dated November
                        10, 1987. (Incorporated by reference to Exhibit (10)(a) to Post-Effective Amendment No. 21.)

            (10)  (b)   Opinion and Consent of Dorsey & Whitney. (Incorporated
                        by reference to Exhibit (10)(a) to Post-Effective
                        Amendment No. 15.)

            (11)  (a)   Not Applicable

            (11)  (b)   Opinion and Consent of Dorsey & Whitney, dated November
                        25, 1991. (Incorporated by reference to Exhibit (11)(b) to Post-Effective Amendment No. 21.)

            (12)  Not applicable.

            (13)  Not applicable.

            (14)  (a)   401(k) Prototype Basic Plan Document # 02 (1989
                        Restatement), including Amendment Nos. 1, 2, and 3 and sample Adoption Agreement. (Incorporated by reference to Exhibit 14(a) to Post-Effective Amendment No. 27.)

            (14)  (b)   Defined Contribution Prototype Basic Plan Document # 01
                        (1989 Restatement), including Amendment Nos. 1 and 2 and sample Adoption Agreement. (Incorporated by reference to Exhibit 14(b) to Post-Effective Amendment No. 27.)

            (14)  (c)   IRA Applications and Documentation. (Incorporated by
                        reference to Exhibit 14(c) to Post-Effective Amendment
                        No. 27.)

            (15)  (a)   Form of Distribution Plan [Class A]. (Incorporated by
                        reference to Exhibit (15)(a) to Post-Effective Amendment
                        No. 21.)

            (15)  (b)   Class B Distribution Plan. (Incorporated by reference to
                        Exhibit 15(b) to Post- Effective Amendment No. 21.)

            (15)  (c)   Service Plan [Class B]. (Incorporated by reference to
                        Exhibit (15)(c) to Post- Effective Amendment No. 21.)

            (16)  Not Applicable

            (17)  Not Applicable

            (18) Multiple Class Plan Pursuant to Rule 18f-3. (Incorporated by reference to Exhibit (18) to Post-Effective Amendment No. 23.)

            (19)  (a)   Powers of Attorney of Directors Dayton, Kedrowski and
                        Stringer. (Incorporated by reference to Exhibit (19) to Post-Effective Amendment No. 26.)

            (19)  (b)   Power of Attorney of Director Hunter. (Incorporated by
                        reference to Exhibit 19(b) to Post-Effective Amendment
                        No. 27)

            (19)  (c)   Consent to being named and power of attorney of director
                        nominee Spies. (Incorporated by reference to Exhibit
                        19(c) to Post-Effective Amendment No. 27.)

            (19)  (d)   Power of Attorney of Director Gibson. (Incorporated by
                        reference to Exhibit 19(d) to Post-effective Amendment
                        No. 34.)

*     Filed herewith

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

            Not applicable.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

            The following table sets forth the number of holders of shares of each series and class of First American Investment Funds, Inc. as of January 14, 1998:

                                                                     Number of
      Fund                                 Title of Class         Record Holders
      ----                                 --------------         --------------

      Stock Fund                               Class A                 5,309
      Stock Fund                               Class B                 6,599
      Stock Fund                               Class C                   241
      Equity Index Fund                        Class A                 2,836
      Equity Index Fund                        Class B                 2,771
      Equity Index Fund                        Class C                    66
      Balanced Fund                            Class A                 3,100
      Balanced Fund                            Class B                 4,282
      Balanced Fund                            Class C                    13
      Equity Income Fund                       Class A                   550
      Equity Income Fund                       Class B                   666
      Equity Income Fund                       Class C                    68
      Diversified Growth Fund                  Class A                 1,051
      Diversified Growth Fund                  Class B                 1,021
      Diversified Growth Fund                  Class C                   122
      Emerging Growth Fund                     Class A                   447
      Emerging Growth Fund                     Class B                   317
      Emerging Growth Fund                     Class C                    63
      Regional Equity Fund                     Class A                 3,708
      Regional Equity Fund                     Class B                 5,450
      Regional Equity Fund                     Class C                    78
      Special Equity Fund                      Class A                 4,124
      Special Equity Fund                      Class B                 5,199
      Special Equity Fund                      Class C                    75
      Technology Fund                          Class A                 1,058
      Technology Fund                          Class B                 1,663
      Technology Fund                          Class C                    45
      Health Sciences Fund                     Class A                   166
      Health Sciences Fund                     Class B                   196
      Health Sciences Fund                     Class C                    14
      Real Estate Securities Fund              Class A                   236
      Real Estate Securities Fund              Class B                   407
      Real Estate Securities Fund              Class C                    21
      International Fund                       Class A                   481
      International Fund                       Class B                   514
      International Fund                       Class C                    63
      Micro Cap Value Fund                     Class A                    58
      Micro Cap Value Fund                     Class B                    30
      Micro Cap Value Fund                     Class C                    21
      Small Cap Value Fund                     Class A                 2,460

      Small Cap Value Fund                     Class B                     3
      Small Cap Value Fund                     Class C                    34
      International Index Fund                 Class A                   267
      International Index Fund                 Class B                     3
      International Index Fund                 Class C                    30
      Limited Term Income Fund                 Class A                   223
      Limited Term Income Fund                 Class B                     0
      Limited Term Income Fund                 Class C                    19
      Intermediate Term Income Fund            Class A                   345
      Intermediate Term Income Fund            Class B                     0
      Intermediate Term Income Fund            Class C                    82
      Fixed Income Fund                        Class A                   856
      Fixed Income Fund                        Class B                 1,022
      Fixed Income Fund                        Class C                   193
      Intermediate Government Bond Fund        Class A                   295
      Intermediate Government Bond Fund        Class B                     0
      Intermediate Government Bond Fund        Class C                    40
      Intermediate Tax Free Fund               Class A                   151
      Intermediate Tax Free Fund               Class C                    40
      Minnesota Insured Intermediate
         Tax Free Fund                         Class A                   150
      Minnesota Insured Intermediate Fund
         Tax Free Fund                         Class C                    26
      Colorado Intermediate Tax Free Fund      Class A                   176
      Colorado Intermediate Tax Free Fund      Class C                    17
      California Intermediate Tax Free Fund    Class A                     4
      California Intermediate Tax Free Fund    Class C                     9
      Oregon Intermediate Tax Free Fund        Class C                    11

ITEM 27.  INDEMNIFICATION

            The Registrant's Articles of Incorporation and Bylaws provide that the Registrant shall indemnify such persons for such expenses and liabilities, in such manner, under such circumstances, and to the full extent as permitted by
Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended; provided, however, that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended, and any rules, regulations, or releases promulgated thereunder.

            Section 302A.521 of the Minnesota Statutes, as now enacted, provides that a corporation shall indemnify a person made or threatened to be made a party to a proceeding by reason of the former or present official capacity of the person against judgments, penalties, fines, settlements and reasonable expenses, including attorneys' fees and disbursements, incurred by the person in connection with the proceeding if, with respect to the acts or omissions of the person complained of in the proceeding, the person has not been indemnified by another organization for the same judgments, penalties, fines, settlements, and reasonable expenses incurred by the person in connection with the proceeding with respect to the same acts or omissions; acted in good faith, received no improper personal benefit, and the Minnesota Statutes dealing with directors' conflicts of interest, if applicable, have been satisfied; in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful; and reasonably believed that the conduct was in the best interests of the corporation or, in certain circumstances, reasonably believed that the conduct was not opposed to the best interests of the corporation.

            The Registrant undertakes that no indemnification or advance will be made unless it is consistent with Sections 17(h) or 17(i) of the Investment Company Act of 1940, as now enacted or hereafter amended, and Securities and Exchange Commission rules, regulations, and releases (including, without limitation, Investment Company Act of 1940 Release No. 11330, September 2, 1980).

            Insofar as the indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933, as amended, and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

            Information on the business of the Registrant's investment adviser, U.S. Bank National Association (the "Manager"), is described in the section of each series' Statement of Additional Information, filed as part of this Registration Statement, entitled "Investment Advisory and Other Services." The directors and officers of the Manager are listed below, together with their principal occupation or other positions of a substantial nature during the past two fiscal years.

                              POSITIONS AND OFFICES                    OTHER POSITIONS AND OFFICES
       NAME                     WITH THE MANAGER                     AND PRINCIPAL BUSINESS ADDRESS
       ----                     ----------------                     ------------------------------
John F. Grundhofer     Chairman, President and Chief              Chairman, President and Chief
                       Executive Officer                          Executive Officer of U.S. Bancorp *

Richard A. Zona        Director and Vice Chairman--Finance        Vice Chairman--Finance of U.S. Bancorp *

Philip G. Heasley      Director and Vice Chairman                 Vice Chairman and Group Head of the
                                                                  Retail Product Group of U.S. Bancorp *

J. Robert Hoffmann     Director, Chief Credit Officer             Executive Vice President and Chief
                       and Executive Vice President               Credit Officer of U.S. Bancorp *

Lee R. Mitau           Director, General Counsel,                 Executive Vice President, Secretary,
                       Executive Vice President and Secretary     and General Counsel of U.S. Bancorp;
                                                                  prior to October 1995 partner in Dorsey
                                                                  & Whitney LLP *

Susan E. Lester        Director, Executive Vice President and     Executive Vice President and Chief
                       Chief Financial Officer                    Financial Officer of U.S. Bancorp; prior
                                                                  to December 1995 executive vice
                                                                  president and chief financial officer of
                                                                  Shawmut National Corporation *

Robert D. Sznewajs     Director and Vice Chairman                 Vice Chairman of U.S. Bancorp *

Gary T. Duim           Director and Vice Chairman                 Vice Chairman of U.S. Bancorp *


------------------

*   Address:  601 Second Avenue South, Minneapolis, Minnesota 55402.

ITEM 29.  PRINCIPAL UNDERWRITERS:

            (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal under-writer, distributor or investment adviser:

            Registrant's distributor, SEI Investments Distribution Co. (the "Distributor") acts as distributor for SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, SEI Index Funds, SEI Institutional Managed Trust, SEI International Trust, The Advisors' Inner Circle Fund, Pillar Funds, CUFund, STI Classic Funds, CoreFunds, Inc., First American Investment Funds, Inc., The Arbor Fund, Boston 1784 Funds, Marquis Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Achievement Funds Trust, Bishop Street Funds, CrestFunds, Inc., STI Classic Variable Trust, ARK Funds, Monitor Funds, FMB Funds, Inc., SEI Asset Allocation Trust, TIP Funds, SEI Institutional Investments Trust, First American Strategy Funds, Inc., Highmark Funds, Armada Funds, PBHG Insurance Series Fund, Inc. and Expedition Funds pursuant to distribution agreements dated November 29, 1982, July 15, 1982, December 3, 1982, July 10, 1985, January 22, 1987, August 30, 1988, November 14, 1991,
February 28, 1992, May 1, 1992, May 29, 1992, October 30, 1992, November 1,
1992, January 28, 1993, June 1, 1993, August 17, 1993, January 3, 1994, December
27, 1994, January 27, 1995, March 1, 1995, August 18, 1995, November 1, 1995,
January 11, 1996, March 1, 1996, April 1, 1996, April 29, 1996, June 14, 1996,
October 1, 1996, February 15, 1997, March 8, 1997, April 1, 1997, and June 9, 1997, respectively.

            The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement, and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

            (b) Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, Pennsylvania 19456.


NAME                        POSITIONS AND OFFICES WITH UNDERWRITER       POSITIONS AND OFFICES WITH REGISTRANT
----                        --------------------------------------       -------------------------------------
Alfred P. West, Jr.         Director, Chairman & Chief                                 --
                            Executive Officer
Henry H. Greer              Director, President & Chief                                --
                            Operating Officer
Carmen V. Romeo             Director, Executive                          Treasurer, Assistant Secretary
                            Vice President & Treasurer
Gilbert L. Beebower         Executive Vice President                                   --
Richard B. Lieb             Executive Vice President, President -
                            Investment Services Division                               --
Dennis J. McGonigle         Executive Vice President                                   --
Leo J. Dolan, Jr.           Senior Vice President                                      --
Carl A. Guarino             Senior Vice President                                      --
Larry Hutchinson            Senior Vice President                                      --
Jack May                    Senior Vice President                                      --
A. Keith McDowell           Senior Vice President                                      --
Hartland J. McKeown         Senior Vice President                                      --
Barbara J. Moore            Senior Vice President                                      --
Kevin P. Robins             Senior Vice President, General Counsel       Vice President & Assistant Secretary
                            & Secretary
Robert Wagner               Senior Vice President                                      --
Patrick K. Walsh            Senior Vice President                                      --

                               C-8



NAME                        POSITIONS AND OFFICES WITH UNDERWRITER       POSITIONS AND OFFICES WITH REGISTRANT
----                        --------------------------------------       -------------------------------------

Ronert Aller                Vice President                                             --
Gordon W. Carpenter         Vice President                                             --
Todd Cipperman              Vice President & Assistant Secretary                       --
Robert Crudup               Vice President & Managing Director                         --
Barbara Doyne               Vice President                                             --
Jeff Drennen                Vice President                                             --
Vic Galef                   Vice President & Managing Director                         --
Kathy Heilig                Vice President                                             --
Michael Kantor              Vice President                                             --
Samuel King                 Vice President                                             --
Kim Kirk                    Vice President & Managing Director                         --
John Krzeminski             Vice President & Managing Director                         --
Carolyn McLaurin            Vice President & Managing Director                         --
W. Kelso Morrill            Vice President                                             --
Mark Nagle                  Vice President                                             --
Joanne Nelson               Vice President                                             --
Sandra K. Orlow             Vice President & Assistant Secretary         Vice President & Assistant Secretary
Cynthia M. Parrish          Vice President & Assistant Secretary                       --
Donald Pepin                Vice President & Managing Director                         --
Kim Rainey                  Vice President                                             --
Rob Redecan                 Vice President                                             --
Maria Reinhart              Vice President                                             --
Mark Samuels                Vice President & Managing Director                         --
Steve Smith                 Vice President                                             --
Daniel Spaventa             Vice President                                             --
Kathryn L. Stanton          Vice President & Assistant Secretary         Acting President, Vice President &
                                                                                 Assistant Secretary
Wayne M. Withrow            Vice President & Managing Director                         --
James Dougherty             Director of Brokerage Services                             --


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

            All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by SEI Investments Distribution Co., Oaks, Pennsylvania 19456.

ITEM 31.  MANAGEMENT SERVICES

            Not applicable.

ITEM 32.  UNDERTAKINGS

            Registrant undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Director(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of
Section 16(c) of the Investment Company Act of 1940 relating to Shareholder communications.

            Registrant, on behalf of Mid Cap Growth Fund, Emerging Markets Fund, Adjustable Rate Mortgage Securities Fund, Tax Free Fund, Minnesota Tax Free Fund and Strategic Income Fund undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the date such funds commence operations.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Post-Effective Amendment to its Registration Statement No. 33-16905 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania, on the 15th day of April, 1998.


                                           FIRST AMERICAN INVESTMENT FUNDS, INC.


ATTEST:   /s/ Michael G. Beattie           By   /s/ Kathryn L. Stanton
        -------------------------------       ----------------------------------
              Michael G. Beattie                    Kathryn L. Stanton, Acting
                                                    President and Vice President

            Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

              SIGNATURE                             TITLE                DATE
              ---------                             -----                ----

         /s/  Michael G. Beattie          Controller (Principal           **
---------------------------------------   Financial and Accounting
              Michael G. Beattie          Officer)

                  *                       Director                        **
---------------------------------------
          Robert J. Dayton

                  *                       Director                        **
---------------------------------------
        Andrew M. Hunter III

                  *                       Director                        **
---------------------------------------
           Robert L. Spies

                  *                       Director                        **
---------------------------------------
        Leonard W. Kedrowski

                  *                       Director                        **
---------------------------------------
          Joseph D. Strauss

                  *                       Director                        **
---------------------------------------
        Virginia L. Stringer

                  *                       Director                        **
---------------------------------------
           Roger A. Gibson


* By:    /s/  Kathryn L. Stanton
      ---------------------------------
              Kathryn L. Stanton
              Attorney in Fact


** April 15, 1998